UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-07332 and 811-08162

Name of Fund: BlackRock Funds III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Treasury

BlackRock CoreAlpha Bond Fund

BlackRock LifePath® Dynamic 2020 Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Index 2020 Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

BlackRock LifePath® Index Retirement Fund

iShares MSCI Total International Index Fund

iShares Russell 1000 Large-Cap Index Fund

iShares S&P 500 Index Fund

iShares U.S. Aggregate Bond Index Fund

Master Investment Portfolio

Active Stock Master Portfolio

CoreAlpha Bond Master Portfolio

International Tilts Master Portfolio

Large Cap Index Master Portfolio

LifePath® Dynamic 2020 Master Portfolio

LifePath® Dynamic 2025 Master Portfolio

LifePath® Dynamic 2030 Master Portfolio

LifePath® Dynamic 2035 Master Portfolio

LifePath® Dynamic 2040 Master Portfolio

LifePath® Dynamic 2045 Master Portfolio

LifePath® Dynamic 2050 Master Portfolio

LifePath® Dynamic 2055 Master Portfolio

LifePath® Dynamic 2060 Master Portfolio

LifePath® Dynamic Retirement Master Portfolio

LifePath® Index 2020 Master Portfolio

LifePath® Index 2025 Master Portfolio

LifePath® Index 2030 Master Portfolio

LifePath® Index 2035 Master Portfolio

LifePath® Index 2040 Master Portfolio

LifePath® Index 2045 Master Portfolio

LifePath® Index 2050 Master Portfolio

LifePath® Index 2055 Master Portfolio

LifePath® Index 2060 Master Portfolio

LifePath® Index Retirement Master Portfolio

Money Market Master Portfolio

S&P 500 Index Master Portfolio

Total International ex U.S. Index Master Portfolio

Treasury Money Market Master Portfolio

U.S. Total Bond Index Master Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III

and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock Cash Funds: Institutional of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Institutional Money Market Master Portfolio of Master Investment Portfolio	$53,492,388,811

Total Investments (Cost — $53,499,978,199) — 100.2%	53,492,388,811
Liabilities in Excess of Other Assets — (0.2)%	(80,572,283)

Net Assets — 100.0%	$53,411,816,528

BlackRock Cash Funds: Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Institutional Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2018, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $53,492,388,811 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	BlackRock Cash Funds: Treasury of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Treasury Money Market Master Portfolio of Master Investment Portfolio	$5,186,833,500

Total Investments (Cost — $5,186,833,500) — 100.1%	5,186,833,500
Liabilities in Excess of Other Assets — (0.1)%	(7,425,500)

Net Assets — 100.0%	$5,179,408,000

BlackRock Cash Funds: Treasury (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2018, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $5,186,833,500 and 55.7%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	BlackRock CoreAlpha Bond Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
CoreAlpha Bond Fund of Master Investment Portfolio	$553,927,424

Total Investments (Cost — $564,058,802) — 100%	553,927,424
Liabilities in Excess of Other Assets — (0)%	(128,838)

Net Assets — 100.0%	$553,798,586

BlackRock CoreAlpha Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2018, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $553,927,424 and 67.7%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	BlackRock LifePath Dynamic 2020 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2020 Master Portfolio of Master Investment Portfolio	$351,388,863

Total Investments (Cost — $232,736,806) — 100.1%	351,388,863
Liabilities in Excess of Other Assets — (0.1)%	(221,161)

Net Assets — 100.0%	$351,167,702

BlackRock LifePath Dynamic 2020 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2020 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of March 31, 2018, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $351,388,863 and 100.0%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	BlackRock LifePath Dynamic 2025 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2025 Master Portfolio of Master Investment Portfolio	$65,702,520

Total Investments (Cost — $61,745,676) — 100.1%	65,702,520
Liabilities in Excess of Other Assets — (0.1)%	(50,634)

Net Assets — 100.0%	$65,651,886

BlackRock LifePath Dynamic 2025 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2025 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of March 31, 2018, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $65,702,520 and 100.0%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	BlackRock LifePath Dynamic 2030 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2030 Master Portfolio of Master Investment Portfolio	$371,222,310

Total Investments (Cost — $307,847,453) — 100.1%	371,222,310
Liabilities in Excess of Other Assets — (0.1)%	(215,405)

Net Assets — 100.0%	$371,006,905

BlackRock LifePath Dynamic 2030 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2030 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of March 31, 2018, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $371,222,310 and 100.0%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	BlackRock LifePath Dynamic 2035 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2035 Master Portfolio of Master Investment Portfolio	$55,871,445

Total Investments (Cost — $50,936,452) — 100.1%	55,871,445
Liabilities in Excess of Other Assets — (0.1)%	(40,602)

Net Assets — 100.0%	$55,830,843

BlackRock LifePath Dynamic 2035 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2035 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of March 31, 2018, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $55,871,445 and 100.0%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	BlackRock LifePath Dynamic 2040 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2040 Master Portfolio of Master Investment Portfolio	$295,000,325

Total Investments (Cost — $192,853,324) — 100.1%	295,000,325
Liabilities in Excess of Other Assets — (0.1)%	(151,225)

Net Assets — 100.0%	$294,849,100

BlackRock LifePath Dynamic 2040 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2040 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of March 31, 2018, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $295,000,325 and 100.0%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	BlackRock LifePath Dynamic 2045 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2045 Master Portfolio of Master Investment Portfolio	$37,323,473

Total Investments (Cost — $33,707,167) — 100.1%	37,323,473
Liabilities in Excess of Other Assets — (0.1)%	(30,456)

Net Assets — 100.0%	$37,293,017

BlackRock LifePath Dynamic 2045 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2045 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of March 31, 2018, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $37,323,473 and 99.9%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	BlackRock LifePath Dynamic 2050 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2050 Master Portfolio of Master Investment Portfolio	$103,548,209

Total Investments (Cost — $78,231,850) — 100.1%	103,548,209
Liabilities in Excess of Other Assets — (0.1)%	(62,377)

Net Assets — 100.0%	$103,485,832

BlackRock LifePath Dynamic 2050 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2050 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of March 31, 2018, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $103,548,209 and 100.0%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	BlackRock LifePath Dynamic 2055 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2055 Master Portfolio of Master Investment Portfolio	$19,958,235

Total Investments (Cost — $18,056,390) — 100.1%	19,958,235
Liabilities in Excess of Other Assets — (0.1)%	(16,578)

Net Assets — 100.0%	$19,941,657

BlackRock LifePath Dynamic 2055 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2055 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of March 31, 2018, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $19,958,235 and 99.9%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	BlackRock LifePath Dynamic 2060 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2060 Master Portfolio of Master Investment Portfolio	$2,225,098

Total Investments (Cost — $2,148,463) — 100.5%	2,225,098
Liabilities in Excess of Other Assets — (0.5)%	(10,115)

Net Assets — 100.0%	$2,214,983

BlackRock LifePath Dynamic 2060 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2060 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of March 31, 2018, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $2,225,098 and 99.5%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	BlackRock LifePath Dynamic Retirement Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic Retirement Master Portfolio of Master Investment Portfolio	$126,507,194

Total Investments (Cost — $77,580,073) — 100.1%	126,507,194
Liabilities in Excess of Other Assets — (0.1)%	(80,407)

Net Assets — 100.0%	$126,426,787

BlackRock LifePath Dynamic Retirement Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic Retirement Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of March 31, 2018, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $126,507,194 and 100.0%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Fund’s policy regarding valuation of investments, refer to the LifePath Dynamic Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	BlackRock LifePath Index 2020 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2020 Master Portfolio of Master Investment Portfolio	$2,516,454,098

Total Investments (Cost — $2,316,508,842) — 100%	2,516,454,098
Liabilities in Excess of Other Assets — (0.0)%	(235,387)

Net Assets — 100.0%	$2,516,218,711

BlackRock LifePath Index 2020 Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2020 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of March 31, 2018, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $2,516,454,098 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Fund’s policy regarding valuation of investments, refer to the LifePath Index Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Index Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	BlackRock LifePath Index 2025 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2025 Master Portfolio of Master Investment Portfolio	$2,733,599,302

Total Investments (Cost — $2,507,911,695) — 100%	2,733,599,302
Liabilities in Excess of Other Assets — (0.0)%	(219,199)

Net Assets — 100.0%	$2,733,380,103

BlackRock LifePath Index 2025 Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2025 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of March 31, 2018, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $2,733,599,302 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Fund’s policy regarding valuation of investments, refer to the LifePath Index Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Index Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	BlackRock LifePath Index 2030 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2030 Master Portfolio of Master Investment Portfolio	$3,358,710,958

Total Investments (Cost — $3,018,455,925) — 100%	3,358,710,958
Liabilities in Excess of Other Assets — (0.0)%	(318,732)

Net Assets — 100.0%	$3,358,392,226

BlackRock LifePath Index 2030 Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2030 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of March 31, 2018, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $3,358,710,958 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Fund’s policy regarding valuation of investments, refer to the LifePath Index Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Index Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	BlackRock LifePath Index 2035 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2035 Master Portfolio of Master Investment Portfolio	$2,363,182,691

Total Investments (Cost — $2,118,037,063) — 100%	2,363,182,691
Liabilities in Excess of Other Assets — (0.0)%	(156,637)

Net Assets — 100.0%	$2,363,026,054

BlackRock LifePath Index 2035 Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2035 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of March 31, 2018, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $2,363,182,691 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Fund’s policy regarding valuation of investments, refer to the LifePath Index Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Index Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	BlackRock LifePath Index 2040 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2040 Master Portfolio of Master Investment Portfolio	$2,552,905,006

Total Investments (Cost — $2,247,306,272) — 100%	2,552,905,006
Liabilities in Excess of Other Assets — (0.0)%	(173,090)

Net Assets — 100.0%	$2,552,731,916

BlackRock LifePath Index 2040 Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2040 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of March 31, 2018, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $2,552,905,006 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Fund’s policy regarding valuation of investments, refer to the LifePath Index Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Index Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	BlackRock LifePath Index 2045 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2045 Master Portfolio of Master Investment Portfolio	$1,603,402,687

Total Investments (Cost — $1,428,307,819) — 100%	1,603,402,687
Liabilities in Excess of Other Assets — (0.0)%	(83,560)

Net Assets — 100.0%	$1,603,319,127

BlackRock LifePath Index 2045 Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2045 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of March 31, 2018, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $1,603,402,687 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Fund’s policy regarding valuation of investments, refer to the LifePath Index Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Index Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	BlackRock LifePath Index 2050 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2050 Master Portfolio of Master Investment Portfolio	$1,418,669,583

Total Investments (Cost — $1,254,706,133) — 100%	1,418,669,583
Liabilities in Excess of Other Assets — (0.0)%	(68,898)

Net Assets — 100.0%	$1,418,600,685

BlackRock LifePath Index 2050 Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2050 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of March 31, 2018, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $1,418,669,583 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Fund’s policy regarding valuation of investments, refer to the LifePath Index Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Index Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	BlackRock LifePath Index 2055 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2055 Master Portfolio of Master Investment Portfolio	$671,105,198

Total Investments (Cost — $601,751,354) — 100%	671,105,198
Liabilities in Excess of Other Assets — (0.0)%	(31,091)

Net Assets — 100.0%	$671,074,107

BlackRock LifePath Index 2055 Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2055 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of March 31, 2018, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $671,105,198 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Fund’s policy regarding valuation of investments, refer to the LifePath Index Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Index Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	BlackRock LifePath Index 2060 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2060 Master Portfolio of Master Investment Portfolio	$94,366,643

Total Investments (Cost — $89,352,190) — 100%	94,366,643
Other Assets Less Liabilities – 0.0%	40,799

Net Assets — 100.0%	$94,407,442

BlackRock LifePath Index 2060 Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2060 Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of March 31, 2018, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $94,366,643 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Fund’s policy regarding valuation of investments, refer to the LifePath Index Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Index Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	BlackRock LifePath Index Retirement Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index Retirement Master Portfolio of Master Investment Portfolio	$1,281,287,468

Total Investments (Cost — $1,199,785,686) — 100%	1,281,287,468
Liabilities in Excess of Other Assets — (0.0)%	(250,729)

Net Assets — 100.0%	$1,281,036,739

BlackRock LifePath Index Retirement Fund (the “LifePath Index Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Index Retirement Master Portfolio (the “LifePath Index Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Fund. As of March 31, 2018, the value of the investment and the percentage owned by the LifePath Index Fund of the LifePath Index Master Portfolio was $1,281,287,468 and 100.0%, respectively.

The LifePath Index Fund records its investment in the LifePath Index Master Portfolio at fair value. The LifePath Index Fund’s investment in the LifePath Index Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Index Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Fund’s policy regarding valuation of investments, refer to the LifePath Index Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Index Fund’s investment in the LifePath Index Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	iShares MSCI Total International Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Total International ex U.S. Index Master Portfolio of Master Investment Portfolio	$731,257,757

Total Investments (Cost — $629,455,223) — 100.3%	731,257,757
Liabilities in Excess of Other Assets — (0.3)%	(1,875,688)

Net Assets — 100.0%	$729,382,070

iShares MSCI Total International Index (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2018, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $731,257,757 and 75.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	iShares Russell 1000 Large-Cap Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
Large Cap Index Master Portfolio of Master Investment Portfolio	$233,545,403

Total Investments (Cost — $175,257,443) — 100%	$233,545,403
Other Assets Less Liabilities — 0%	21,806

Net Assets — 100.0%	$233,567,209

iShares Russell 1000 Large-Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2018, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $233,545,403 and 3.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	iShares S&P 500 Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
S&P 500 Stock Index Master Portfolio of Master Investment Portfolio	$14,116,091,832

Total Investments (Cost — $10,112,635,949) — 100.2%	14,116,091,832
Liabilities in Excess of Other Assets — (0.2)%	(23,186,313)

Net Assets — 100.0%	$14,092,905,519

iShares S&P 500 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2018, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $14,116,091,832 and 94.6%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	iShares U.S. Aggregate Bond Index Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
U.S. Total Bond Index Master Portfolio of Master Investment Portfolio	$1,022,796,933

Total Investments (Cost — $1,034,439,061) — 100%	1,022,796,933
Liabilities in Excess of Other Assets — (0)%	(253,255)

Net Assets — 100.0%	$1,022,543,678

iShares U.S. Aggregate Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2018, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $1,022,796,933 and 18.8%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended March 31, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 94.8%

Aerospace & Defense — 1.0%
Boeing Co.	322	$105,577
Curtiss-Wright Corp.	13,079	1,766,580
Esterline Technologies Corp.(a)	5,812	425,148
General Dynamics Corp.	1,077	237,909
HEICO Corp.	122	10,591
HEICO Corp., Class A	240	17,028
Hexcel Corp.	357	23,059
KLX, Inc.(a)	8,387	595,980
Orbital ATK, Inc.	524	69,488
Raytheon Co.	8,452	1,824,111
Rockwell Collins, Inc.	843	113,678
Teledyne Technologies, Inc.(a)	139	26,017

		5,215,166
Air Freight & Logistics — 0.2%
FedEx Corp.	1,336	320,787
Radiant Logistics, Inc.(a)	31,666	122,548
Sinotrans Ltd., Class H	366,000	202,387
United Parcel Service, Inc., Class B	2,599	272,011
XPO Logistics, Inc.(a)	1,052	107,104

		1,024,837
Airlines — 0.3%
Alaska Air Group, Inc.	481	29,803
American Airlines Group, Inc.	4,164	216,361
Copa Holdings SA, Class A	142	18,266
Delta Air Lines, Inc.	5,925	324,749
Hawaiian Holdings, Inc.	5,649	218,616
JetBlue Airways Corp.(a)	1,280	26,010
Southwest Airlines Co.	9,605	550,174
Spirit Airlines, Inc.(a)	272	10,276
United Continental Holdings, Inc.(a)	2,451	170,271

		1,564,526
Auto Components — 1.1%
Adient PLC(b)	375	22,410
Allison Transmission Holdings, Inc.	497	19,413
Aptiv PLC	3,296	280,061
Autoliv, Inc.	1,906	278,162
Balkrishna Industries, Ltd.	5,800	95,593
Bharat Forge Ltd.	50,603	547,030
BorgWarner, Inc.	30,892	1,551,705
Dana, Inc.	6,261	161,283
Delphi Technologies PLC	357	17,011
Gentex Corp.	1,114	25,644
Goodyear Tire & Rubber Co.	3,091	82,159
Lear Corp.	1,192	221,819
Modine Manufacturing Co.(a)	24,737	523,188
Stoneridge, Inc.(a)	3,964	109,406
Tenneco, Inc.	19,775	1,085,054
Tianneng Power International Ltd.	128,000	152,496
Tower International, Inc.	21,321	591,658
Visteon Corp.(a)	125	13,780

		5,777,872
Automobiles — 0.4%
Ford Otomotiv Sanayi	34,544	537,164
Geely Automobile Holdings Ltd.	160,000	468,838
General Motors Co.	3,227	117,269
Tata Motors Ltd.(a)	58,901	298,965
Tata Motors Ltd. — ADR(a)	11,928	306,550
Tesla, Inc.(a)	274	72,920
Thor Industries, Inc.	197	22,688

		1,824,394

Security	Shares	Value
Banks — 7.8%
Agricultural Bank of China Ltd., Class H	1,685,000	$967,599
Akbank TAS	164,284	399,462
Associated Banc-Corp	675	16,774
Bank Mandiri Persero Tbk PT	832,000	466,545
Bank Negara Indonesia Persero Tbk PT	162,400	102,847
Bank of America Corp.	57,372	1,720,586
Bank of China Ltd., Class H	213,000	116,353
Bank of Hawaii Corp.	168	13,961
Bank of the Ozarks, Inc.	480	23,170
Bank Pekao SA	8,957	323,105
Bank Rakyat Indonesia Persero Tbk PT	294,900	77,393
BankUnited, Inc.	416	16,632
Banner Corp.	8,808	488,756
BB&T Corp.	1,460	75,978
BOK Financial Corp.	100	9,899
Boston Private Financial Holdings, Inc.	16,297	245,270
Cadence BanCorp	31,849	867,248
Capital City Bank Group, Inc.	4,138	102,416
Carolina Financial Corp.	2,329	91,483
Cathay General Bancorp	18,904	755,782
Central Pacific Financial Corp.	27,127	772,034
China Construction Bank Corp., Class H	926,000	967,211
China Merchants Bank Co. Ltd., Class H	25,500	105,847
CIT Group, Inc.	894	46,041
Citigroup, Inc.	31,451	2,122,942
Citizens Financial Group, Inc.	18,712	785,530
CoBiz Financial, Inc.	30,013	588,255
Comerica, Inc.	91	8,730
Commerce Bancshares, Inc.	374	22,406
CTBC Financial Holding Co. Ltd.	3,749,000	2,708,979
Cullen/Frost Bankers, Inc.	224	23,760
Dubai Islamic Bank PJSC	32,718	47,299
Eagle Bancorp, Inc.(a)	3,170	189,725
Fifth Third Bancorp	732	23,241
First Abu Dhabi Bank PJSC	28,156	89,687
First Connecticut Bancorp, Inc.	11,070	283,392
First Financial Northwest, Inc.	7,027	117,702
First Hawaiian, Inc.	214	5,956
First Horizon National Corp.	18,230	343,271
First Republic Bank	15,787	1,462,034
FNB Corp.	1,282	17,243
Glacier Bancorp, Inc.(b)	17,181	659,407
Grupo Financiero Banorte SAB de CV, Series O	72,300	441,953
Guaranty Bancorp	3,338	94,632
Hana Financial Group, Inc.	10,846	467,431
Heritage Commerce Corp.	729	12,014
Home BancShares, Inc.	8,211	187,293
Independent Bank Corp.	13,516	309,516
IndusInd Bank Ltd.	31,188	865,207
Itau Unibanco Holding SA, Preference Shares — ADR	123,006	1,918,894
JPMorgan Chase & Co.	20,096	2,209,957
KB Financial Group, Inc.	23,515	1,363,805
KB Financial Group, Inc., ADR	13,111	759,651
Lakeland Financial Corp.	4,807	222,228
Macatawa Bank Corp.	2,413	24,782
MBT Financial Corp.	279	2,999
Mercantile Bank Corp.	889	29,559
OTP Bank PLC	15,797	709,789
PacWest Bancorp	508	25,161
Pinnacle Financial Partners, Inc.	283	18,169
Popular, Inc.	402	16,731
Preferred Bank	1,485	95,337
Prosperity Bancshares, Inc.(b)	265	19,247
QCR Holdings, Inc.	2,141	96,024

1

Schedule of Investments (unaudited) (continued) March 31, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
Regions Financial Corp.	2,178	$40,467
Republic Bancorp, Inc., Class A	1,720	65,876
Sandy Spring Bancorp, Inc.	9,532	369,460
Seacoast Banking Corp. of Florida(a)	5,345	141,482
Shinhan Financial Group Co. Ltd.	15,074	643,046
Sierra Bancorp	3,069	81,758
South State Corp.	10,481	894,029
Standard Bank Group Ltd.	59,677	1,102,738
SunTrust Banks, Inc.	766	52,119
SVB Financial Group(a)	45	10,800
Synovus Financial Corp.	472	23,572
TCF Financial Corp.	637	14,530
Thanachart Capital PCL	140,400	234,149
TriState Capital Holdings, Inc.(a)	9,699	225,502
Turkiye Is Bankasi AS, Class C	1,003,008	1,821,735
U.S. Bancorp	4,565	230,532
United Community Banks, Inc.	35,148	1,112,434
Webster Financial Corp.	365	20,221
Wells Fargo & Co.	36,820	1,929,736
Western Alliance Bancorp(a)	11,448	665,243
Wintrust Financial Corp.	17,467	1,503,035

		39,344,794
Beverages — 0.7%
Brown-Forman Corp., Class A	1,636	87,248
Brown-Forman Corp., Class B	6,808	370,355
Coca-Cola Co.	7,039	305,704
Coca-Cola European Partners PLC	15,239	634,857
Dr. Pepper Snapple Group, Inc.	587	69,489
Molson Coors Brewing Co., Class B	3,650	274,955
PepsiCo, Inc.	14,250	1,555,387

		3,297,995
Biotechnology — 2.8%
AbbVie, Inc.	16,373	1,549,704
ACADIA Pharmaceuticals, Inc.(a)	394	8,853
Achillion Pharmaceuticals, Inc.(a)	14,249	52,864
Agios Pharmaceuticals, Inc.(a)	197	16,111
Aimmune Therapeutics, Inc.(a)	6,855	218,195
Akebia Therapeutics, Inc.(a)	20,520	195,556
Alder Biopharmaceuticals, Inc.(a)	10,495	133,286
Alexion Pharmaceuticals, Inc.(a)	526	58,628
Alnylam Pharmaceuticals, Inc.(a)	96	11,434
AMAG Pharmaceuticals, Inc.(a)	1,913	38,547
Amgen, Inc.	3,048	519,623
Applied Genetic Technologies Corp.(a)	7,249	27,909
AquaBounty Technologies, Inc.(a)	3	9
Array BioPharma, Inc.(a)	23,869	389,542
Atara Biotherapeutics, Inc.(a)	3,871	150,969
Avexis, Inc.(a)	185	22,862
Biogen, Inc.(a)	703	192,495
Bluebird Bio, Inc.(a)	1,660	283,445
Blueprint Medicines Corp.(a)	366	33,562
Calithera Biosciences, Inc.(a)	18,780	118,314
Celgene Corp.(a)	16,830	1,501,404
ChemoCentryx, Inc.(a)	16,931	230,262
China Biologic Products Holdings, Inc.(a)	2,403	194,643
Cidara Therapeutics, Inc.(a)	4,339	17,356
Clovis Oncology, Inc.(a)	4,338	229,046
Coherus Biosciences, Inc.(a)	5,449	60,211
Conatus Pharmaceuticals, Inc.(a)	23,586	138,450
Concert Pharmaceuticals, Inc.(a)	968	22,167
Corvus Pharmaceuticals, Inc.(a)	3,086	35,582
CytomX Therapeutics, Inc.(a)	7,882	224,243
Editas Medicine, Inc.(a)	758	25,128

Security	Shares	Value
Biotechnology (continued)
Eiger Biopharmaceuticals, Inc.(a)	3,363	$33,126
Enanta Pharmaceuticals, Inc.(a)	3,268	264,414
Exact Sciences Corp.(a)(b)	4,191	169,023
Exelixis, Inc.(a)	8,137	180,235
FibroGen, Inc.(a)	8,576	396,211
Five Prime Therapeutics, Inc.(a)	5,766	99,060
Genomic Health, Inc.(a)	7,143	223,504
Gilead Sciences, Inc.	30,756	2,318,695
Green Cross Corp.	262	49,729
Halozyme Therapeutics, Inc.(a)	17,072	334,440
Heron Therapeutics, Inc.(a)	599	16,532
Immune Design Corp.(a)(b)	11,920	39,336
Intercept Pharmaceuticals, Inc.(a)(b)	72	4,429
Intrexon Corp.(a)(b)	256	3,924
Invitae Corp.(a)	8,141	38,181
Ionis Pharmaceuticals, Inc.(a)(b)	493	21,731
Ironwood Pharmaceuticals, Inc.(a)(b)	21,682	334,553
Ligand Pharmaceuticals, Inc.(a)(b)	760	125,522
Loxo Oncology, Inc.(a)(b)	919	106,025
MiMedx Group, Inc.(a)(b)	2,739	19,091
Miragen Therapeutics, Inc.(a)(b)	2,168	15,198
Momenta Pharmaceuticals, Inc.(a)	698	12,669
Myriad Genetics, Inc.(a)	5,365	158,536
Neurocrine Biosciences, Inc.(a)	352	29,191
OPKO Health, Inc.(a)(b)	1,333	4,226
Otonomy, Inc.(a)	3,214	13,499
PDL BioPharma, Inc.(a)	63,530	186,778
Pfenex, Inc.(a)	9,797	58,782
Portola Pharmaceuticals, Inc.(a)	2,637	86,124
PTC Therapeutics, Inc.(a)	4,841	130,997
Puma Biotechnology, Inc.(a)(b)	1,557	105,954
Ra Pharmaceuticals, Inc.(a)	1,954	10,376
Regeneron Pharmaceuticals, Inc.(a)	1,061	365,366
Retrophin, Inc.(a)(b)	9,764	218,323
Sage Therapeutics, Inc.(a)	1,981	319,080
Sangamo Therapeutics, Inc.(a)	6,196	117,724
Sarepta Therapeutics, Inc.(a)	1,071	79,350
Sorrento Therapeutics, Inc.(a)	1,778	9,157
Spark Therapeutics, Inc.(a)	1,018	67,789
Tetraphase Pharmaceuticals, Inc.(a)(b)	6,622	20,330
Vanda Pharmaceuticals, Inc.(a)	14,310	241,123
Vertex Pharmaceuticals, Inc.(a)	843	137,392
Viking Therapeutics, Inc.(a)	4,551	19,888
Xencor, Inc.(a)	2,973	89,131

		13,975,144
Building Products — 0.6%
Allegion PLC	1,080	92,113
Armstrong World Industries, Inc.(a)	177	9,965
Builders FirstSource, Inc.(a)	13,603	269,883
Fortune Brands Home & Security, Inc.	19,229	1,132,396
Trex Co., Inc.(a)	4,725	513,938
Universal Forest Products, Inc.	30,237	981,191
USG Corp.(a)	340	13,743

		3,013,229
Capital Markets — 1.3%
Affiliated Managers Group, Inc.	1,546	293,091
Ameriprise Financial, Inc.	1,006	148,828
Bank of New York Mellon Corp.	6,574	338,758
BGC Partners, Inc., Class A	8,890	119,570
BrightSphere Investment Group PLC	16,121	254,067
Charles Schwab Corp.	3,516	183,605
China Everbright Ltd.	52,000	109,842
CITIC Securities Co. Ltd., Class H	228,500	529,589

2

Schedule of Investments (unaudited) (continued) March 31, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
CME Group, Inc.	2,376	$384,294
Franklin Resources, Inc.	37,019	1,283,819
Goldman Sachs Group, Inc.	2,036	512,787
Haitong Securities Co. Ltd., Class H	170,400	226,966
Invesco Ltd.	1,198	38,348
Lazard Ltd., Class A	468	24,598
Legg Mason, Inc.(b)	332	13,496
LPL Financial Holdings, Inc.	352	21,497
Moelis & Co., Class A	22,946	1,166,804
Morgan Stanley	5,726	308,975
Northern Trust Corp.	1,105	113,959
Piper Jaffray Cos.	1,048	87,036
Raymond James Financial, Inc.	2,343	209,488
SEI Investments Co.	1,030	77,157
State Street Corp.	2,795	278,745
TD Ameritrade Holding Corp.	347	20,553

		6,745,872
Chemicals — 2.2%
AdvanSix, Inc.(a)	5,128	178,352
Air Products & Chemicals, Inc.	12,317	1,958,773
Ashland Global Holdings, Inc.	247	17,238
Axalta Coating Systems Ltd.(a)	526	15,880
Cabot Corp.	241	13,429
Chemours Co.	1,031	50,220
DowDuPont, Inc.	9,824	625,887
Eastman Chemical Co.	12,902	1,362,193
Ferro Corp.(a)	1,600	37,152
Formosa Chemicals & Fibre Corp.	61,000	230,323
GCP Applied Technologies, Inc.(a)	4,699	136,506
Hanwha Chemical Corp.	7,575	211,965
HB Fuller Co.	3,343	166,247
Huntsman Corp.	801	23,429
Ingevity Corp.(a)	4,560	336,026
Innospec, Inc.	11,001	754,669
International Flavors & Fragrances, Inc.	1,009	138,142
Koppers Holdings, Inc.(a)	4,795	197,075
LyondellBasell Industries NV, Class A	3,067	324,121
Monsanto Co.	54	6,301
Mosaic Co.	685	16,632
NewMarket Corp.	29	11,649
Olin Corp.	658	19,997
Platform Specialty Products Corp.(a)	887	8,542
PolyOne Corp.	1,210	51,449
PPG Industries, Inc.	1,662	185,479
Praxair, Inc.	1,051	151,659
PTT Global Chemical PCL - NVDR	846,400	2,572,827
Quaker Chemical Corp.	641	94,951
RPM International, Inc.	523	24,931
Scotts Miracle-Gro Co., Class A(b)	167	14,320
Sensient Technologies Corp.	6,571	463,781
Sinopec Shanghai Petrochemical Co. Ltd., Class H	316,000	193,091
Stepan Co.	436	36,267
Trinseo SA	4,026	298,125
Valvoline, Inc.	798	17,660
Versum Materials, Inc.	434	16,331
Westlake Chemical Corp.	142	15,783
WR Grace & Co.	4,594	281,291

		11,258,693
Commercial Services & Supplies — 0.3%
ACCO Brands Corp.	22,579	283,366
ADT, Inc.	421	3,339
ARC Document Solutions, Inc.(a)	37,050	81,510

Security	Shares	Value
Commercial Services & Supplies (continued)
Cintas Corp.	421	$71,814
Clean Harbors, Inc.(a)	209	10,201
Copart, Inc.(a)	792	40,337
InnerWorkings, Inc.(a)	3,820	34,571
Interface, Inc.	19,793	498,784
KAR Auction Services, Inc.	540	29,268
Kimball International, Inc., Class B	4,719	80,412
Pitney Bowes, Inc.	743	8,091
Quad/Graphics, Inc.	4,402	111,591
Republic Services, Inc.	1,128	74,707
Rollins, Inc.	870	44,396
Waste Management, Inc.	1,700	143,004

		1,515,391
Communications Equipment — 0.4%
Aerohive Networks, Inc.(a)	7,537	30,449
Applied Optoelectronics, Inc.(a)(b)	2,269	56,861
ARRIS International PLC(a)	707	18,785
Ciena Corp.(a)	11,117	287,930
EchoStar Corp., Class A(a)	189	9,974
Extreme Networks, Inc.(a)	6,906	76,449
Finisar Corp.(a)(b)	13,494	213,340
Infinera Corp.(a)(b)	13,346	144,938
InterDigital, Inc.	1,333	98,109
Lumentum Holdings, Inc.(a)	4,614	294,373
Motorola Solutions, Inc.	1,715	180,590
NETGEAR, Inc.(a)(b)	5,010	286,572
Palo Alto Networks, Inc.(a)	555	100,744
Sterlite Technologies, Ltd.	22,812	110,772
Ubiquiti Networks, Inc.(a)(b)	2,809	193,259

		2,103,145
Construction & Engineering — 1.3%
AECOM(a)	633	22,554
China Communications Construction Co. Ltd., Class H	1,324,000	1,369,129
China Railway Construction Corp. Ltd., Class H	486,000	489,069
China Railway Group Ltd., Class H	3,135,000	2,183,386
Comfort Systems USA, Inc.	15,122	623,783
Hyundai Development Co-Engineering & Construction	11,753	420,549
KEC International, Ltd.	24,581	149,067
MasTec, Inc.(a)(b)	11,386	535,711
Metallurgical Corp. of China Ltd.	544,000	156,183
Quanta Services, Inc.(a)	591	20,301
Tekfen Holding(a)	93,753	404,861

		6,374,593
Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd., Class H	16,500	89,878
Eagle Materials, Inc.	187	19,270
Martin Marietta Materials, Inc.	1,435	297,476
Summit Materials, Inc., Class A(a)	1,288	39,005
Vulcan Materials Co.	5,848	667,666

		1,113,295
Consumer Discretionary — 0.0%
SP Plus Corp.(a)(b)	1,697	60,413

Consumer Finance — 0.3%
American Express Co.	3,648	340,285
Capital One Financial Corp.	454	43,502
Credit Acceptance Corp.(a)(b)	45	14,869
Discover Financial Services	240	17,263
Enova International, Inc.(a)	18,319	403,934
Green Dot Corp., Class A(a)	10,100	648,016
Navient Corp.	1,047	13,737
OneMain Holdings, Inc.(a)	283	8,473
Santander Consumer USA Holdings, Inc.	592	9,650

3

Schedule of Investments (unaudited) (continued) March 31, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Consumer Finance (continued)
SLM Corp.(a)	1,720	$19,281
Synchrony Financial	1,579	52,944

		1,571,954
Containers & Packaging — 0.4%
Aptargroup, Inc.	244	21,919
Ardagh Group SA(b)	73	1,364
Avery Dennison Corp.	5,245	557,281
Ball Corp.	6,920	274,793
Bemis Co., Inc.(b)	360	15,667
Berry Global Group, Inc.(a)	521	28,556
Crown Holdings, Inc.(a)	6,933	351,850
Graphic Packaging Holding Co.	1,236	18,973
Owens-Illinois, Inc.(a)	648	14,036
Packaging Corp. of America	1,542	173,783
Sealed Air Corp.	4,572	195,636
Silgan Holdings, Inc.	298	8,299
Sonoco Products Co.	391	18,963
WestRock Co.	3,784	242,819

		1,923,939
Distributors — 0.0%
Funko, Inc., Class A(a)	4,024	33,037
LKQ Corp.(a)	1,604	60,872
Pool Corp.(b)	156	22,810

		116,719
Diversified Consumer Services — 0.3%
Bridgepoint Education, Inc.(a)	7,385	49,775
Bright Horizons Family Solutions, Inc.(a)	214	21,340
Capella Education Co.	4,044	353,244
Carriage Services, Inc.(b)	5,519	152,656
Graham Holdings Co., Class B	17	10,238
Grand Canyon Education, Inc.(a)	361	37,876
H&R Block, Inc.(b)	9,673	245,791
Matthews International Corp., Class A	4,395	222,387
Service Corp. International	714	26,946
ServiceMaster Global Holdings, Inc.(a)	536	27,256
Sotheby’s(a)	449	23,038
Weight Watchers International, Inc.(a)	3,067	195,429

		1,365,976
Diversified Financial Services — 2.2%
Ayala Corp.	126,665	2,311,282
Berkshire Hathaway, Inc., Class B(a)	11,801	2,354,063
Chailease Holding Co. Ltd.	123,000	427,175
FactSet Research Systems, Inc.	152	30,312
Fubon Financial Holding Co. Ltd.	198,000	343,035
Interactive Brokers Group, Inc., Class A(b)	277	18,625
Intercontinental Exchange, Inc.	27,423	1,988,716
Kotak Mahindra Bank Ltd.	41,570	671,316
MarketAxess Holdings, Inc.(b)	147	31,964
Moody’s Corp.	1,678	270,661
Morningstar, Inc.	76	7,260
MSCI, Inc.	2,294	342,884
Nasdaq, Inc.	661	56,991
S&P Global, Inc.	12,359	2,361,311
Voya Financial, Inc.	194	9,797

		11,225,392
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	30,457	1,085,792
China Communications Services Corp. Ltd., Class H	1,176,000	707,610
Cogent Communications Holdings, Inc.	13,930	604,562
Hellenic Telecommunications Organization SA	5,968	80,900
LG Uplus Corp.	13,851	160,876
Telekomunikasi Indonesia Persero Tbk PT	1,266,900	333,137

Security	Shares	Value
Diversified Telecommunication Services (continued)
Telekomunikasi Indonesia Persero Tbk PT — ADR	5,804	$153,342
Turk Telekomunikasyon AS(a)	37	63

		3,126,282
Electric Utilities — 1.0%
American Electric Power Co., Inc.	2,656	182,175
Avangrid, Inc.	226	11,553
CEZ AS	3,849	95,833
Duke Energy Corp.	2,651	205,373
Edison International	1,288	81,994
Energa SA	11	31
Entergy Corp.	1,299	102,335
Eversource Energy	278	16,380
Exelon Corp.	5,162	201,370
FirstEnergy Corp.	3,791	128,932
Great Plains Energy, Inc.	860	27,339
Hawaiian Electric Industries, Inc.	432	14,852
IDACORP, Inc.	19,964	1,762,222
Inter Rao UES PJSC	2,743,752	183,585
NextEra Energy, Inc.	1,797	293,504
PG&E Corp.	2,713	119,182
Pinnacle West Capital Corp.	14,023	1,119,036
Portland General Electric Co.	7,609	308,241
PPL Corp.	727	20,567
Southern Co.	2,461	109,908
Xcel Energy, Inc.	2,080	94,598

		5,079,010
Electrical Equipment — 0.3%
AMETEK, Inc.	4,452	338,219
Brady Corp., Class A	3,368	125,121
EnerSys	1,065	73,879
Generac Holdings, Inc.(a)	5,873	269,629
General Cable Corp.(b)	2,684	79,446
Hubbell, Inc.	218	26,548
Regal-Beloit Corp.	176	12,910
Rockwell Automation, Inc.	3,768	656,386

		1,582,138
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	6,959	599,379
Arrow Electronics, Inc.(a)	539	41,514
Avnet, Inc.	1,294	54,038
AVX Corp.	5,275	87,301
Coherent, Inc.(a)	98	18,365
Control4 Corp.(a)	3,588	77,070
Corning, Inc.	1,799	50,156
Dolby Laboratories, Inc., Class A(b)	4,156	264,155
Fabrinet(a)(b)	1,843	57,833
Fitbit, Inc., Series A(a)	86,693	442,134
Hollysys Automation Technologies Ltd.	4,428	109,460
Hon Hai Precision Industry Co. Ltd.	397,000	1,238,231
Jabil, Inc.	688	19,766
Keysight Technologies, Inc.(a)	743	38,926
Kingboard Chemical Holdings Ltd.	8,500	39,297
National Instruments Corp.	425	21,492
Novanta, Inc.(a)	529	27,587
OSI Systems, Inc.(a)(b)	11,096	724,236
PC Connection, Inc.	4,372	109,300
ScanSource, Inc.(a)	16,014	569,298
SYNNEX Corp.(b)	12,645	1,268,547
TE Connectivity Ltd.	14,168	1,415,383
Tech Data Corp.(a)	564	48,013
Universal Display Corp.	166	16,766
VeriFone Systems, Inc.(a)	975	14,996
Vishay Intertechnology, Inc.	26,787	498,238

4

Schedule of Investments (unaudited) (continued) March 31, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(a)	209	$29,091

		7,880,572
Energy Equipment & Services — 0.7%
Archrock, Inc.(b)	17,802	155,767
Baker Hughes a GE Co.	748	20,772
C&J Energy Services, Inc.(a)	6,910	178,416
Cactus, Inc.(a)	2,920	78,636
Diamond Offshore Drilling, Inc.(a)(b)	9,564	140,208
Exterran Corp.(a)	6,702	178,943
FTS International, Inc.(a)	919	16,900
Halliburton Co.	26,187	1,229,218
Keane Group, Inc.(a)	1,564	23,147
Mammoth Energy Services, Inc.(a)(b)	987	31,643
Nabors Industries Ltd.	1,239	8,661
Noble Corp. PLC(a)(b)	34,005	126,159
Oceaneering International, Inc.(b)	395	7,323
Patterson-UTI Energy, Inc.	831	14,551
PHI, Inc.(a)	916	9,380
Pioneer Energy Services Corp.(a)	30,343	81,926
ProPetro Holding Corp.(a)(b)	41,913	665,998
RPC, Inc.	233	4,201
Schlumberger Ltd.	7,610	492,976
Select Energy Services, Inc., Class A(a)	2,831	35,727
TechnipFMC PLC	2,825	83,196
Transocean Ltd.(a)	1,712	16,949
Weatherford International PLC(a)(b)	3,552	8,134

		3,608,831
Food & Staples Retailing — 1.5%
Bid Corp. Ltd.	4,204	91,227
BIM Birlesik Magazalar AS	8,655	156,946
Casey’s General Stores, Inc.(b)	149	16,356
Costco Wholesale Corp.	279	52,572
CVS Health Corp.	3,019	187,812
Diplomat Pharmacy, Inc.(a)	3,873	78,041
Kroger Co.	4,417	105,743
Performance Food Group Co.(a)	67,793	2,023,621
Rite Aid Corp.(a)	4,236	7,117
Sprouts Farmers Market, Inc.(a)	519	12,181
Sysco Corp.	327	19,607
U.S. Foods Holding Corp.(a)	821	26,904
United Natural Foods, Inc.(a)	881	37,830
Wal-Mart de Mexico SAB de CV	1,120,478	2,851,117
Walgreens Boots Alliance, Inc.	3,600	235,692
Walmart Inc.	17,233	1,533,220

		7,435,986
Food Products — 2.1%
Archer-Daniels-Midland Co.(b)	33,782	1,465,125
Blue Buffalo Pet Products, Inc.(a)	373	14,849
Bunge Ltd.	965	71,352
Campbell Soup Co.(b)	6,097	264,061
Conagra Brands, Inc.	6,400	236,032
Dean Foods Co.	34,221	294,985
Flowers Foods, Inc.	705	15,411
General Mills, Inc.	9,501	428,115
Hain Celestial Group, Inc.(a)	406	13,021
Hershey Co.	4,050	400,788
Hormel Foods Corp.(b)	5,107	175,272
Ingredion, Inc.	1,474	190,028
J.M. Smucker Co.(b)	929	115,205
JBS SA	190,171	538,581
Kellogg Co.(b)	21,448	1,394,335
Kraft Heinz Co.	2,372	147,752
Lamb Weston Holdings, Inc.	584	34,001

Security	Shares	Value
Food Products (continued)
McCormick & Co., Inc.(b)	3,843	$408,857
Mondelez International, Inc., Class A	20,378	850,374
Pilgrim’s Pride Corp.(a)(b)	213	5,242
Pinnacle Foods, Inc.	472	25,535
Post Holdings, Inc.(a)	256	19,395
TreeHouse Foods, Inc.(a)	222	8,496
Tyson Foods, Inc., Class A(b)	11,028	807,139
Uni-President Enterprises Corp.	1,163,000	2,746,471

		10,670,422
Gas Utilities — 0.2%
China Gas Holdings Ltd.	82,600	302,826
GAIL India Ltd.	28,274	143,154
National Fuel Gas Co.(b)	321	16,515
Southwest Gas Holdings, Inc.	9,566	646,949
UGI Corp.	826	36,691

		1,146,135
Health Care Equipment & Supplies — 2.1%
Abaxis, Inc.(b)	3,504	247,452
Abbott Laboratories	6,396	383,248
ABIOMED, Inc.(a)	164	47,722
Accuray, Inc.(a)	48,024	240,120
AtriCure, Inc.(a)	10,112	207,498
Baxter International, Inc.	3,448	224,258
Becton Dickinson & Co.	192	41,606
Boston Scientific Corp.(a)	6,211	169,685
Cantel Medical Corp.	3,208	357,403
CONMED Corp.	1,650	104,495
Cooper Cos., Inc.	242	55,372
Danaher Corp.	21,191	2,074,811
Dentsply Sirona, Inc.	333	16,753
DexCom, Inc.(a)(b)	341	25,289
Edwards Lifesciences Corp.(a)	7,790	1,086,861
Globus Medical, Inc., Class A(a)	4,787	238,488
Haemonetics Corp.(a)	1,790	130,956
Hill-Rom Holdings, Inc.	262	22,794
ICU Medical, Inc.(a)	983	248,109
IDEXX Laboratories, Inc.(a)	2,699	516,562
Inogen, Inc.(a)	2,321	285,112
Insulet Corp.(a)(b)	3,879	336,232
LeMaitre Vascular, Inc.(b)	4,256	154,195
Masimo Corp.(a)	13,425	1,180,729
Medtronic PLC	8,675	695,908
Merit Medical Systems, Inc.(a)	1,999	90,655
Neogen Corp.(a)	191	12,795
Nevro Corp.(a)	175	15,167
Novocure Ltd.(a)	2,185	47,633
NxStage Medical, Inc.(a)	8,408	209,023
Orthofix International NV(a)	5,525	324,760
SeaSpine Holdings Corp.(a)	7,067	71,659
STAAR Surgical Co.(a)	7,592	112,362
STERIS PLC	334	31,182
Stryker Corp.	118	18,989
Teleflex, Inc.	86	21,928
Top Glove Corp. Bhd	7,200	18,188
Varian Medical Systems, Inc.(a)	542	66,476
Veracyte, Inc.(a)	21,803	121,225
West Pharmaceutical Services, Inc.	292	25,781
Wright Medical Group NV(a)	10,611	210,522

		10,490,003
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.(a)(b)	313	12,263
Aetna, Inc.	3,244	548,236
AmerisourceBergen Corp.	2,302	198,455

5

Schedule of Investments (unaudited) (continued) March 31, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Providers & Services (continued)
AMN Healthcare Services, Inc.(a)	1,103	$62,595
Anthem, Inc.	1,028	225,852
Bangkok Dusit Medical Services PCL — NVDR	377,100	283,795
Brookdale Senior Living, Inc.(a)	741	4,972
Centene Corp.(a)	759	81,114
Chemed Corp.	249	67,942
Cigna Corp.	1,206	202,295
CorVel Corp.(a)	2,824	142,753
Ensign Group, Inc.	2,202	57,913
Express Scripts Holding Co.(a)	1,940	134,015
HCA Healthcare, Inc.	3,827	371,219
Henry Schein, Inc.(a)	814	54,709
Humana, Inc.	6,968	1,873,208
LHC Group, Inc.(a)(b)	9,017	555,087
LifePoint Health, Inc.(a)	146	6,862
McKesson Corp.	1,904	268,217
MEDNAX, Inc.(a)	364	20,249
Patterson Cos., Inc.(b)	328	7,291
Penumbra, Inc.(a)	4,088	472,777
PetIQ, Inc.(a)	4,789	127,387
Premier, Inc., Class A(a)(b)	216	6,763
Quest Diagnostics, Inc.	12,642	1,267,993
Sinopharm Group Co. Ltd., Class H	30,400	152,230
Tivity Health, Inc.(a)(b)	3,042	120,615
UnitedHealth Group, Inc.	5,364	1,147,896
WellCare Health Plans, Inc.(a)	178	34,466

		8,509,169
Health Care Technology — 0.3%
athenahealth, Inc.(a)	158	22,598
Medidata Solutions, Inc.(a)	11,637	730,920
Veeva Systems, Inc., Class A(a)(b)	7,688	561,378

		1,314,896
Hotels, Restaurants & Leisure — 2.2%
Aramark	868	34,338
BJ’s Restaurants, Inc.	9,142	410,476
Bloomin’ Brands, Inc.(b)	8,357	202,908
Carnival Corp.	29,233	1,917,100
Century Casinos, Inc.(a)	19,717	147,089
Cheesecake Factory, Inc.(b)	6,535	315,118
Chipotle Mexican Grill, Inc.(a)	183	59,129
Choice Hotels International, Inc.	133	10,660
Darden Restaurants, Inc.	884	75,361
Del Taco Restaurants, Inc.(a)	13,759	142,543
Domino’s Pizza, Inc.	670	156,485
Dunkin’ Brands Group, Inc.(b)	360	21,488
Extended Stay America, Inc.	6,407	126,666
Genting Bhd	58,200	131,238
Hilton Grand Vacations, Inc.(a)	364	15,659
Hilton Worldwide Holdings, Inc.	1,902	149,802
Hyatt Hotels Corp., Class A	183	13,956
International Game Technology PLC	433	11,574
Jubilant Foodworks Ltd.	2,302	82,799
Las Vegas Sands Corp.	2,193	157,677
Marcus Corp.	4,352	132,083
Marriott International, Inc., Class A	2,082	283,110
Marriott Vacations Worldwide Corp.	762	101,498
McDonald’s Corp.	17,449	2,728,675
MGM Resorts International	2,660	93,153
Norwegian Cruise Line Holdings Ltd.(a)	345	18,275
Pinnacle Entertainment, Inc.(a)	2,852	85,988
Planet Fitness, Inc., Class A(a)	2,846	107,494
PlayAGS, Inc.(a)	5,709	132,791
Royal Caribbean Cruises Ltd.	2,003	235,833

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp.(b)	263	$16,374
Starbucks Corp.	9,508	550,418
Texas Roadhouse, Inc.(b)	30,467	1,760,383
Vail Resorts, Inc.	60	13,302
Wendy’s Co.(b)	726	12,741
Wyndham Worldwide Corp.	1,092	124,958
Wynn Resorts Ltd.	647	117,987
Yum China Holdings, Inc.	1,474	61,171
Yum! Brands, Inc.	4,445	378,403

		11,136,703
Household Durables — 1.2%
Beazer Homes USA, Inc.(a)(b)	8,703	138,813
Century Communities, Inc.(a)	8,344	249,885
D.R. Horton, Inc.	3,212	140,814
Garmin Ltd.(b)	3,574	210,616
GoPro, Inc., Class A(a)(b)	24,070	115,295
Haier Electronics Group Co. Ltd.	92,000	329,835
iRobot Corp.(a)	6,779	435,144
Lennar Corp., Class B	61	2,909
LG Electronics, Inc.	26,628	2,747,385
MDC Holdings, Inc.	17,212	480,559
Meritage Homes Corp.(a)	2,980	134,845
Tempur Sealy International, Inc.(a)	186	8,424
TRI Pointe Group, Inc.(a)	7,507	123,340
Tupperware Brands Corp.	203	9,821
Whirlpool Corp.	2,863	438,354
William Lyon Homes, Class A(a)	12,303	338,209

		5,904,248
Household Products — 0.9%
Central Garden & Pet Co.(a)(b)	4,813	206,959
Central Garden & Pet Co., Class A(a)	5,029	199,199
Clorox Co.	250	33,277
Colgate-Palmolive Co.	8,260	592,077
Energizer Holdings, Inc.(b)	236	14,061
Hindustan Unilever Ltd.	133,599	2,742,521
Procter & Gamble Co.	12,662	1,003,843

		4,791,937
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	8,181	93,018
Atlantic Power Corp.(a)	19,462	40,870
Glow Energy PCL — NVDR	149,200	406,522
NRG Energy, Inc.	1,195	36,483
NRG Yield, Inc., Class A	36,242	595,819
NRG Yield, Inc., Class C	3,614	61,438
Vistra Energy Corp.(a)	588	12,248

		1,246,398
Industrial Conglomerates — 0.8%
3M Co.	11,608	2,548,188
BWX Technologies, Inc.	374	23,760
Carlisle Cos., Inc.	243	25,372
General Electric Co.	14,352	193,465
Honeywell International, Inc.	6,237	901,309
KOC Holding AS	27,315	113,018
Seaboard Corp.	1	4,265
Shanghai Industrial Holdings Ltd.	47,000	123,338
Standex International Corp.	1,817	173,251

		4,105,966
Insurance — 3.1%
Aflac, Inc.	27,577	1,206,770
Allstate Corp.	5,237	496,468
American International Group, Inc.	7,394	402,381
American National Insurance Co.	29	3,392

6

Schedule of Investments (unaudited) (continued) March 31, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Aon PLC	3,542	$497,049
Arthur J Gallagher & Co.	1,560	107,219
Aspen Insurance Holdings Ltd.	237	10,629
Assurant, Inc.	1,043	95,341
Assured Guaranty Ltd.	462	16,724
Athene Holding Ltd., Class A(a)	15,778	754,346
Baldwin & Lyons, Inc., Class B	6,362	139,964
Brighthouse Financial, Inc.(a)	223	11,462
Brown & Brown, Inc.	922	23,456
Cathay Financial Holding Co. Ltd.	371,000	665,263
China Life Insurance Co. Ltd., Class H	541,000	1,512,522
China Pacific Insurance Group Co. Ltd., Class H	99,000	449,234
CNA Financial Corp.	109	5,379
Employers Holdings, Inc.	7,681	310,696
Erie Indemnity Co., Class A	99	11,646
Everest Re Group Ltd.	202	51,878
First American Financial Corp.(b)	16,524	969,628
Hanover Insurance Group, Inc.	169	19,923
Hartford Financial Services Group, Inc.	5,117	263,628
Infinity Property & Casualty Corp.	575	68,080
James River Group Holdings Ltd.	6,695	237,472
Kinsale Capital Group, Inc.(b)	447	22,945
Lincoln National Corp.	18,603	1,359,135
Marsh & McLennan Cos., Inc.	4,270	352,659
Mercury General Corp.(b)	110	5,046
MetLife, Inc.	10,429	478,587
Old Republic International Corp.	973	20,871
People’s Insurance Co. Group of China Ltd., Class H	261,000	123,439
Ping An Insurance Group Co. of China Ltd., Class H	135,000	1,391,940
Powszechny Zaklad Ubezpieczen SA	8,880	108,592
Principal Financial Group, Inc.	346	21,075
ProAssurance Corp.	209	10,147
Progressive Corp.	2,083	126,917
Prudential Financial, Inc.	13,345	1,381,875
Reinsurance Group of America, Inc.(b)	350	53,900
Travelers Cos., Inc.	3,820	530,445
Trupanion, Inc.(a)(b)	987	29,501
Unum Group	13,485	642,021
Validus Holdings Ltd.	308	20,775
White Mountains Insurance Group Ltd.	14	11,515
Willis Towers Watson PLC	1,456	221,589
XL Group Ltd.	6,043	333,936

		15,577,460
Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.(a)	3,302	4,779,117
Booking Holdings, Inc.(a)	141	293,335
Etsy, Inc.(a)	3,501	98,238
Expedia Group, Inc.	73	8,060
Liberty Expedia Holdings, Inc., Class A(a)	218	8,563
Netflix, Inc.(a)	2,503	739,261
Nutrisystem, Inc.(b)	4,883	131,597
Wayfair, Inc., Class A(a)	154	10,399

		6,068,570
Internet Software & Services — 6.1%
Akamai Technologies, Inc.(a)	665	47,202
Alibaba Group Holding Ltd. — ADR(a)(b)	16,688	3,062,915
Alphabet, Inc., Class A(a)	2,450	2,540,993
Alphabet, Inc., Class C(a)	2,553	2,634,160
Appfolio, Inc., Class A(a)	1,245	50,858
Autohome, Inc. — ADR(b)	1,850	158,989
Care.com, Inc.(a)	11,898	193,580
Cimpress NV(a)	4,125	638,137
Cloudera, Inc.(a)(b)	3,302	71,257

Security	Shares	Value
Internet Software & Services (continued)
CommerceHub, Inc., Series C(a)	1,249	$28,090
DHI Group, Inc.(a)	8,808	14,093
eBay, Inc.(a)	3,267	131,464
eGain Corp.(a)	3,841	30,536
Facebook, Inc., Class A(a)	26,492	4,233,157
Five9, Inc.(a)	3,728	111,057
GoDaddy, Inc., Class A(a)	502	30,833
GrubHub, Inc.(a)(b)	3,672	372,598
Hortonworks, Inc.(a)	9,201	187,424
IAC/InterActiveCorp(a)	236	36,906
Just Dial Ltd.(a)	8,275	56,885
Limelight Networks, Inc.(a)	19,980	82,118
LivePerson, Inc.(a)	4,348	71,090
LogMeIn, Inc.	207	23,919
Match Group, Inc.(a)(b)	147	6,533
MINDBODY, Inc., Class A(a)(b)	2,017	78,461
Momo, Inc., ADR(a)	17,437	651,795
MongoDB, Inc.(a)(b)	2,393	103,856
New Relic, Inc.(a)	5,946	440,717
NIC, Inc.(b)	23,081	306,977
Nutanix, Inc., Class A(a)(b)	7,278	357,423
Okta, Inc.(a)	7,481	298,118
Pandora Media, Inc.(a)	968	4,869
QuinStreet, Inc.(a)	4,245	54,209
Rhythmone PLC(a)	21,635	53,120
SendGrid, Inc.(a)(b)	1,169	32,896
Shutterstock, Inc.(a)	3,562	171,510
SINA Corp.(a)(b)	8,383	874,095
TechTarget, Inc.(a)	4,937	98,148
Tencent Holdings Ltd.	155,800	8,363,272
Twilio, Inc., Class A(a)(b)	4,733	180,706
Twitter, Inc.(a)	7,801	226,307
VeriSign, Inc.(a)	1,481	175,587
Weibo Corp. — ADR(a)	14,646	1,750,783
Yandex NV, Class A(a)	28,157	1,110,794
Yelp, Inc.(a)	9,471	395,414
YY, Inc. — ADR(a)	5,444	572,709
Zillow Group, Inc., Class A(a)	217	11,718

		31,128,278
IT Services — 3.3%
Accenture PLC, Class A	11,436	1,755,426
Amdocs Ltd.	566	37,764
Automatic Data Processing, Inc.	2,499	283,586
Black Knight, Inc.(a)	506	23,833
Blackhawk Network Holdings, Inc.(a)	656	29,323
Booz Allen Hamilton Holding Corp.	568	21,993
Broadridge Financial Solutions, Inc.(b)	6,442	706,623
Cognizant Technology Solutions Corp., Class A	2,683	215,981
Conduent, Inc.(a)	757	14,110
CoreLogic, Inc.(a)	328	14,835
CSG Systems International, Inc.	1,885	85,372
CSRA, Inc.	646	26,635
DST Systems, Inc.	235	19,658
DXC Technology Co.	584	58,710
EPAM Systems, Inc.(a)	9,532	1,091,605
Euronet Worldwide, Inc.(a)(b)	200	15,784
Everi Holdings, Inc.(a)	14,078	92,492
First Data Corp., Class A(a)	39,010	624,160
Fiserv, Inc.(a)	1,038	74,020
Forrester Research, Inc.	515	21,347
Gartner, Inc.(a)	410	48,224
Genpact Ltd.	74,964	2,398,098
Hackett Group, Inc.	5,654	90,803
HCL Technologies Ltd.	6,188	91,897

7

Schedule of Investments (unaudited) (continued) March 31, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
Infosys Ltd.	6,181	$108,156
International Business Machines Corp.	9,311	1,428,587
Mastercard, Inc., Class A	19,195	3,362,196
MoneyGram International, Inc.(a)	3,406	29,360
Paychex, Inc.	112	6,898
PayPal Holdings, Inc.(a)	3,983	302,190
Sabre Corp.(b)	1,155	24,775
Switch, Inc., Class A(b)	145	2,307
Syntel, Inc.(a)	918	23,437
Tata Consultancy Services Ltd.	9,093	398,454
Tech Mahindra Ltd.	23,453	230,578
Teradata Corp.(a)	482	19,121
Total System Services, Inc.	1,940	167,344
Travelport Worldwide Ltd.	10,026	163,825
Unisys Corp.(a)(b)	11,924	128,183
Virtusa Corp.(a)	1,977	95,805
Visa, Inc., Class A(b)	19,590	2,343,356
Western Union Co.	14,481	278,470
WEX, Inc.(a)	157	24,589

		16,979,910
Leisure Products — 0.2%
Brunswick Corp.	349	20,727
Hasbro, Inc.	1,380	116,334
Malibu Boats, Inc.(a)	8,376	278,167
Mattel, Inc.(b)	2,247	29,548
MCBC Holdings, Inc.(a)	24,802	625,011
Polaris Industries, Inc.(b)	54	6,184

		1,075,971
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	17,749	1,187,408
Bio-Rad Laboratories, Inc., Class A(a)	84	21,007
Bio-Techne Corp.	148	22,354
Bruker Corp.	406	12,147
Cambrex Corp.(a)	1,864	97,487
Charles River Laboratories International, Inc.(a)	188	20,067
Enzo Biochem, Inc.(a)	19,880	108,942
Harvard Bioscience, Inc.(a)	15,538	77,690
Illumina, Inc.(a)	475	112,299
IQVIA Holdings, Inc.(a)	1,243	121,951
Luminex Corp.	12,847	270,686
Medpace Holdings, Inc.(a)	5,101	178,076
Mettler-Toledo International, Inc.(a)(b)	555	319,142
NanoString Technologies, Inc.(a)	2,511	18,858
Pacific Biosciences of California, Inc.(a)	12,157	24,922
PerkinElmer, Inc.	437	33,090
PRA Health Sciences, Inc.(a)	5,152	427,410
QIAGEN NV(a)	890	28,756
Thermo Fisher Scientific, Inc.	1,209	249,610
Waters Corp.(a)	989	196,465

		3,528,367
Machinery — 2.8%
AGCO Corp.	977	63,358
Alamo Group, Inc.	10,916	1,199,668
Altra Industrial Motion Corp.	726	33,360
Briggs & Stratton Corp.	16,591	355,213
Caterpillar, Inc.	1,464	215,764
Colfax Corp.(a)(b)	355	11,325
Crane Co.	199	18,455
Cummins, Inc.	8,055	1,305,635
Deere & Co.	1,320	205,022
Donaldson Co., Inc.	519	23,381
Dover Corp.	185	18,171
ESCO Technologies, Inc.	7,115	416,583

Security	Shares	Value
Machinery (continued)
Flowserve Corp.	853	$36,960
Fortive Corp.	1,136	88,063
Gardner Denver Holdings, Inc.(a)	295	9,051
Gates Industrial Corp. PLC(a)	177	3,099
Graco, Inc.	665	30,404
Greenbrier Cos., Inc.(b)	5,390	270,848
Hiwin Technologies Corp.	32,000	462,161
IDEX Corp.	839	119,566
Illinois Tool Works, Inc.(b)	10,758	1,685,348
Ingersoll-Rand PLC	3,868	330,753
Iochpe-Maxion SA	9,489	75,218
ITT, Inc.	354	17,339
Kadant, Inc.	7,134	674,163
Lincoln Electric Holdings, Inc.	235	21,138
Lonking Holdings Ltd.	643,000	276,598
The Manitowoc Co., Inc.(a)	3,390	96,479
Miller Industries, Inc.	1,500	37,500
Nordson Corp.	230	31,358
Oshkosh Corp.	297	22,949
PACCAR, Inc.	23,988	1,587,286
Parker-Hannifin Corp.	473	80,897
Rexnord Corp.(a)	34,026	1,009,892
Sinotruk Hong Kong Ltd.(b)	37,500	44,782
Stanley Black & Decker, Inc.	324	49,637
Terex Corp.(b)	312	11,672
Timken Co.	276	12,586
Toro Co.	421	26,291
Trinity Industries, Inc.	600	19,578
Valmont Industries, Inc.	89	13,021
WABCO Holdings, Inc.(a)	1,447	193,710
Watts Water Technologies, Inc., Class A	12,018	933,799
Weichai Power Co. Ltd., Class H	600,000	678,568
Welbilt, Inc.(a)	516	10,036
Woodward, Inc.	724	51,882
Xylem, Inc.	15,024	1,155,646

		14,034,213
Marine — 0.0%
Kirby Corp.(a)	214	16,467

Media — 2.0%
AMC Networks, Inc., Class A(a)	197	10,185
Astro Malaysia Holdings Bhd	246,500	130,379
Cable One, Inc.	19	13,055
CBS Corp., Class B(b)	2,216	113,880
Charter Communications, Inc., Class A(a)	570	177,395
Cinemark Holdings, Inc.(b)	424	15,972
Comcast Corp., Class A	53,469	1,827,036
Discovery Communications, Inc., Class A(a)(b)	3,220	69,005
Discovery Communications, Inc., Class C(a)	1,272	24,829
Entravision Communications Corp., Class A	70,281	330,321
Eros International PLC(a)(b)	7,492	81,663
GCI Liberty, Inc., Class A(a)	384	20,298
IHS Markit Ltd.(a)	1,858	89,630
Interpublic Group of Cos., Inc.(b)	8,165	188,040
John Wiley & Sons, Inc., Class A	21,648	1,378,978
Liberty Broadband Corp., Class A(a)	102	8,650
Liberty Global PLC, Class A(a)	2,056	64,373
Liberty Media Corp-Liberty Formula One, Class A(a)	98	2,870
Lions Gate Entertainment Corp., Class A	210	5,424
Lions Gate Entertainment Corp., Class B	410	9,873
Live Nation Entertainment, Inc.(a)	188	7,922
Madison Square Garden Co., Class A(a)	74	18,189
McClatchy Co., Class A(a)(b)	3,428	31,709
Meredith Corp.(b)	511	27,492

8

Schedule of Investments (unaudited) (continued) March 31, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Media (continued)
Naspers Ltd., Class N	8,621	$2,109,670
New Media Investment Group, Inc.	2,843	48,729
News Corp., Class B	484	7,792
Omnicom Group, Inc.(b)	2,553	185,526
TEGNA, Inc.	861	9,807
Time Warner, Inc.	8,270	782,177
Tribune Media Co., Class A	318	12,882
Twenty-First Century Fox, Inc., Class A	5,278	193,650
Viacom, Inc., Class A	40	1,584
Viacom, Inc., Class B	2,163	67,183
Walt Disney Co.	16,114	1,618,490
World Wrestling Entertainment, Inc., Class A(b)	12,912	464,961

		10,149,619
Metals & Mining — 2.2%
Alcoa Corp.(a)	738	33,180
Anglo American Platinum Ltd.	4,106	112,659
Anglo American PLC(b)	104,060	2,439,703
AngloGold Ashanti Ltd.	12,071	116,441
Eregli Demir ve Celik Fabrikalari TAS	227,048	600,267
Freeport-McMoRan, Inc.(a)	11,309	198,699
Gold Fields Ltd.	26,031	105,056
Hindalco Industries Ltd.	10,216	34,045
Industrias Penoles SAB de CV	11,125	224,740
Jiangxi Copper Co. Ltd., Class H	223,000	321,168
Kumba Iron Ore Ltd.	6,955	167,325
Magnitogorsk Iron & Steel Works PJSC	2,549,441	1,969,988
Magnitogorsk Iron & Steel Works PJSC, — GDR	9,757	97,148
Materion Corp.	1,456	74,329
Newmont Mining Corp.	38,657	1,510,329
POSCO	1,863	594,671
Reliance Steel & Aluminum Co.	283	24,264
Royal Gold, Inc.	260	22,326
Ryerson Holding Corp.(a)	6,279	51,174
Schnitzer Steel Industries, Inc., Class A	24,334	787,205
Severstal PAO — GDR	46,002	695,522
Severstal PJSC	21,388	325,333
Southern Copper Corp.(b)	327	17,717
Tahoe Resources, Inc.(b)	1,242	5,825
TimkenSteel Corp.(a)(b)	7,398	112,376
United Co. RUSAL PLC	245,000	149,377
United States Steel Corp.	696	24,492
Worthington Industries, Inc.(b)	5,136	220,437
Zijin Mining Group Co. Ltd., Class H	70,000	31,307

		11,067,103
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
TPG RE Finance Trust, Inc.	3,716	73,911
Two Harbors Investment Corp.	694	10,667

		84,578
Multi-Utilities — 0.5%
Ameren Corp.	1,820	103,067
Avista Corp.	3,471	177,889
CenterPoint Energy, Inc.	3,525	96,585
CMS Energy Corp.	34,712	1,572,106
Consolidated Edison, Inc.	1,600	124,704
Dominion Energy, Inc.	1,432	96,560
DTE Energy Co.	545	56,898
MDU Resources Group, Inc.	775	21,824
NiSource, Inc.	380	9,086
Public Service Enterprise Group, Inc.	3,004	150,921
Sempra Energy(b)	577	64,174
Vectren Corp.	4,280	273,577
WEC Energy Group, Inc.	426	26,710

		2,774,101

Security	Shares	Value
Multiline Retail — 0.6%
Big Lots, Inc.(b)	2,298	$100,032
Burlington Stores, Inc.(a)	268	35,684
Dillard’s, Inc., Class A(b)	917	73,672
Dollar General Corp.	1,819	170,168
Dollar Tree, Inc.(a)	716	67,948
Kohl’s Corp.(b)	7,244	474,554
Macy’s, Inc.(b)	3,912	116,343
Matahari Department Store Tbk PT	481,100	384,280
Nordstrom, Inc.(b)	1,734	83,943
Target Corp.	22,132	1,536,625

		3,043,249
Oil, Gas & Consumable Fuels — 5.3%
Adaro Energy Tbk PT	1,650,900	257,226
Anadarko Petroleum Corp.	2,997	181,049
Apache Corp.(b)	1,474	56,720
Approach Resources, Inc.(a)	17,222	44,949
Bukit Asam Persero Tbk PT	449,000	96,523
Cabot Oil & Gas Corp.	706	16,930
Centennial Resource Development, Inc., Class A(a)(b)	627	11,506
Chesapeake Energy Corp.(a)(b)	3,611	10,905
Chevron Corp.	7,677	875,485
China Petroleum & Chemical Corp., — ADR(b)	22,432	1,984,783
China Petroleum & Chemical Corp., Class H	1,308,000	1,160,304
China Shenhua Energy Co. Ltd., Class H	90,500	227,131
Cimarex Energy Co.	202	18,887
CNOOC Ltd.	446,000	660,387
CNOOC Ltd. — ADR	159	23,511
CNX Resources Corp.(a)	883	13,625
ConocoPhillips	38,022	2,254,324
CONSOL Energy, Inc.(a)	110	3,187
CVR Energy, Inc.	3,075	92,927
Devon Energy Corp.	3,258	103,572
Eclipse Resources Corp.(a)	49,750	71,640
Energen Corp.(a)	387	24,327
EOG Resources, Inc.	1,074	113,060
EP Energy Corp., Class A(a)(b)	28,789	38,577
Evolution Petroleum Corp.	5,287	42,560
Extraction Oil & Gas, Inc.(a)(b)	484	5,547
Exxon Mobil Corp.	31,518	2,351,558
Formosa Petrochemical Corp.	29,000	119,110
Gulfport Energy Corp.(a)	641	6,186
Hess Corp.(b)	2,141	108,377
HighPoint Resources Corp.(a)	22,051	112,019
HollyFrontier Corp.	332	16,222
Kosmos Energy Ltd.(a)	928	5,846
Laredo Petroleum, Inc.(a)	653	5,688
Linn Energy, Inc.(a)	3,943	151,569
Lukoil PJSC	16,679	1,161,790
Lukoil PJSC — ADR	30,833	2,128,819
Marathon Oil Corp.	17,914	288,953
Marathon Petroleum Corp.	5,980	437,198
Murphy Oil Corp.(b)	651	16,822
Murphy USA, Inc.(a)	128	9,318
Newfield Exploration Co.(a)	689	16,825
Noble Energy, Inc.	34,021	1,030,836
Novatek PJSC — GDR	2,919	400,453
Oasis Midstream Partners LP(b)	974	17,250
Oasis Petroleum, Inc.(a)	10,296	83,398
Occidental Petroleum Corp.	18,321	1,190,132
ONEOK, Inc.	648	36,884
Pacific Ethanol, Inc.(a)	75,028	225,084
PBF Energy, Inc., Class A	437	14,814
Peabody Energy Corp.	1,814	66,211
PetroChina Co. Ltd., Class H	2,058,000	1,429,523

9

Schedule of Investments (unaudited) (continued) March 31, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
PetroChina Co., Ltd., ADR(b)	7,599	$529,954
Petronas Dagangan Bhd	8,200	52,599
Phillips 66	2,483	238,169
Pioneer Natural Resources Co.	187	32,123
Polski Koncern Naftowy ORLEN SA	12,458	306,632
PTT Exploration & Production PCL — NVDR	286,200	1,055,387
PTT PCL — NVDR	96,300	1,696,041
QEP Resources, Inc.(a)	961	9,408
Renewable Energy Group, Inc.(a)(b)	15,611	199,821
REX American Resources Corp.(a)	323	23,514
RSP Permian, Inc.(a)	524	24,565
SM Energy Co.(b)	444	8,005
Southwestern Energy Co.(a)	2,340	10,132
Thai Oil PCL — NVDR	302,000	880,271
Ultrapar Participacoes SA	7,040	151,230
Valero Energy Corp.	11,233	1,042,085
Whiting Petroleum Corp.(a)(b)	361	12,216
Williams Cos., Inc.	25,904	643,974
World Fuel Services Corp.	268	6,579
WPX Energy, Inc.(a)	1,580	23,352

		26,766,584
Paper & Forest Products — 0.6%
Boise Cascade Co.	4,967	191,726
Domtar Corp.	248	10,550
International Paper Co.	2,321	124,011
Mondi Ltd.	567	15,433
Nine Dragons Paper Holdings Ltd.	405,000	613,819
Sappi Ltd.	250,581	1,612,862
Schweitzer-Mauduit International, Inc.	5,945	232,747

		2,801,148
Personal Products — 1.1%
Edgewell Personal Care Co.(a)(b)	215	10,496
Estee Lauder Cos., Inc., Class A(b)	13,270	1,986,784
Herbalife Ltd.(a)	645	62,868
Hypera SA	229,134	2,509,651
Inter Parfums, Inc.(b)	17,469	823,663
Nu Skin Enterprises, Inc., Class A	207	15,258
USANA Health Sciences, Inc.(a)(b)	1,885	161,922

		5,570,642
Pharmaceuticals — 2.4%
Achaogen, Inc.(a)(b)	1,636	21,186
Akorn, Inc.(a)	361	6,754
Allergan PLC	407	68,494
Bristol-Myers Squibb Co.	17,456	1,104,092
Catalent, Inc.(a)	20,338	835,078
Corcept Therapeutics, Inc.(a)(b)	9,631	158,430
Dermira, Inc.(a)(b)	8,281	66,165
Durect Corp.(a)	54,595	116,833
Eli Lilly & Co.	7,433	575,091
Endo International PLC(a)	897	5,328
Horizon Pharma PLC(a)	1,128	16,018
Innovate Biopharmaceuticals, Inc.(a)	946	25,902
Intersect ENT, Inc.(a)	2,118	83,237
Johnson & Johnson	24,905	3,191,576
Jubilant Life Sciences, Ltd.	19,556	254,403
Mallinckrodt PLC(a)	381	5,517
Medicines Co.(a)	2,942	96,910
Merck & Co., Inc.	23,427	1,276,069
Mylan NV(a)	375	15,439
Nektar Therapeutics(a)	6,170	655,624
Omeros Corp.(a)(b)	2,600	29,042
Perrigo Co. PLC	145	12,084
Pfizer, Inc.	30,036	1,065,978

Security	Shares	Value
Pharmaceuticals (continued)
Phibro Animal Health Corp., Class A	9,816	$389,695
Prestige Brands Holdings, Inc.(a)(b)	4,916	165,768
Revance Therapeutics, Inc.(a)(b)	2,526	77,801
Zoetis, Inc.	22,797	1,903,777

		12,222,291
Professional Services — 0.6%
ASGN, Inc.(a)	5,144	421,191
CRA International, Inc.	4,038	211,147
Dun & Bradstreet Corp.	148	17,316
Equifax, Inc.	978	115,218
Insperity, Inc.	13,270	922,929
Korn/Ferry International	9,782	504,653
ManpowerGroup, Inc.	4,181	481,233
Nielsen Holdings PLC	4,031	128,145
Paylocity Holding Corp.(a)	210	10,758
Robert Half International, Inc.	3,368	194,974
TransUnion(a)	640	36,339
Verisk Analytics, Inc.(a)	85	8,840

		3,052,743
Real Estate Investment Trusts (REITs) — 2.3%
Alexandria Real Estate Equities, Inc.	5,325	665,039
American Campus Communities, Inc.	543	20,971
American Homes 4 Rent, Class A	957	19,217
Apartment Investment & Management Co., Class A	623	25,387
Apple Hospitality REIT, Inc.	4,633	81,402
Arbor Realty Trust, Inc.(b)	41,456	365,642
Boston Properties, Inc.	2,412	297,207
Brandywine Realty Trust	692	10,989
Catchmark Timber Trust, Inc., Class A	19,554	243,838
Chimera Investment Corp.	748	13,023
Columbia Property Trust, Inc.	478	9,780
CoreCivic, Inc.	470	9,174
CoreSite Realty Corp.(b)	2,281	228,693
Corporate Office Properties Trust	397	10,255
Crown Castle International Corp.	733	80,344
CubeSmart	718	20,248
CyrusOne, Inc.	360	18,436
DCT Industrial Trust, Inc.	372	20,959
DDR Corp.	1,240	9,089
DiamondRock Hospitality Co.	76,221	795,747
Douglas Emmett, Inc.	635	23,343
Easterly Government Properties, Inc.(b)	10,138	206,815
EastGroup Properties, Inc.	3,636	300,552
Empire State Realty Trust, Inc., Class A	516	8,664
EPR Properties	250	13,850
Equinix, Inc.	545	227,886
Equity Commonwealth(a)	481	14,752
Equity LifeStyle Properties, Inc.	331	29,052
First Industrial Realty Trust, Inc.	33,322	974,002
Forest City Realty Trust, Inc., Class A	1,006	20,382
Gaming and Leisure Properties, Inc.	802	26,843
Healthcare Trust of America, Inc., Class A	809	21,398
Hersha Hospitality Trust(b)	27,143	485,860
Highwoods Properties, Inc.	406	17,791
Hudson Pacific Properties, Inc.	623	20,266
Invesco Mortgage Capital, Inc.	34,095	558,476
JBG Smith Properties	343	11,563
Kilroy Realty Corp.	385	27,320
Kite Realty Group Trust	11,788	179,531
Lamar Advertising Co., Class A	331	21,071
Life Storage, Inc.	183	15,284
Medical Properties Trust, Inc.	1,445	18,785
MFA Financial, Inc.	1,582	11,912

10

Schedule of Investments (unaudited) (continued) March 31, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
National Storage Affiliates Trust	13,655	$342,467
New Residential Investment Corp.	1,325	21,796
Omega Healthcare Investors, Inc.(b)	776	20,983
Outfront Media, Inc.	552	10,344
Paramount Group, Inc.	825	11,748
Park Hotels & Resorts, Inc.	712	19,238
Piedmont Office Realty Trust, Inc., Class A	566	9,956
Preferred Apartment Communities, Inc., Class A	16,866	239,329
Prologis, Inc.	13,518	851,499
PS Business Parks, Inc.	7,676	867,695
Ramco-Gershenson Properties Trust	4,234	52,332
Rayonier, Inc.	513	18,047
Retail Properties of America, Inc., Class A	876	10,214
Ryman Hospitality Properties, Inc.	4,371	338,534
Simon Property Group, Inc.	10,916	1,684,885
Spirit Realty Capital, Inc.	1,828	14,185
STAG Industrial, Inc.	2,288	54,729
Starwood Property Trust, Inc.	1,018	21,327
STORE Capital Corp.	681	16,902
Sun Communities, Inc.	306	27,959
Tanger Factory Outlet Centers, Inc.(b)	371	8,162
Taubman Centers, Inc.	235	13,374
Terreno Realty Corp.	19,644	677,914
Uniti Group, Inc.(b)	660	10,725
Ventas, Inc.(b)	5,570	275,882
VICI Properties, Inc.(b)	1,089	19,951
Weingarten Realty Investors	479	13,450
WP Carey, Inc.	421	26,098

		11,860,563
Real Estate Management & Development — 0.5%
Ayala Land, Inc.	84,100	66,552
CBRE Group, Inc., Class A(a)	1,193	56,333
China Overseas Land & Investment Ltd.	140,000	490,950
China Vanke Co. Ltd., Class H	139,900	644,188
Emaar Properties PJSC	94,788	149,677
Howard Hughes Corp.(a)	146	20,313
Jones Lang LaSalle, Inc.	1,952	340,897
Kennedy-Wilson Holdings, Inc.(b)	13,974	243,148
KWG Property Holding Ltd.	304,500	423,253
Realogy Holdings Corp.(b)	529	14,431
Shimao Property Holdings Ltd.	75,500	216,541
Yuexiu Property Co. Ltd.	190,000	44,788

		2,711,071
Road & Rail — 0.3%
Covenant Transportation Group, Inc., Class A(a)	880	26,250
CSX Corp.	4,073	226,907
Genesee & Wyoming, Inc., Class A(a)	243	17,202
Hertz Global Holdings, Inc.(a)	1,781	35,353
Landstar System, Inc.	167	18,312
Marten Transport Ltd.	9,799	223,417
Norfolk Southern Corp.	4,127	560,364
Old Dominion Freight Line, Inc.	139	20,429
Ryder System, Inc.	211	15,359
Union Pacific Corp.	3,612	485,561

		1,629,154
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Energy Industries, Inc.(a)	6,589	421,037
Alpha & Omega Semiconductor Ltd.(a)	10,911	168,575
Applied Materials, Inc.	35,636	1,981,718
Broadcom Ltd.	1,355	319,306
Brooks Automation, Inc.	1,180	31,954
Cabot Microelectronics Corp.	3,442	368,673
Cavium, Inc.(a)	268	21,274

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Chipbond Technology Corp.	75,000	$178,347
Cirrus Logic, Inc.(a)(b)	15,618	634,559
Cohu, Inc.	9,329	212,795
Cypress Semiconductor Corp.(b)	1,324	22,455
Diodes, Inc.(a)	6,567	200,031
Entegris, Inc.	27,833	968,588
First Solar, Inc.(a)	325	23,069
Integrated Device Technology, Inc.(a)(b)	914	27,932
Intel Corp.	10,851	565,120
KLA-Tencor Corp.	3,029	330,191
Lam Research Corp.	2,236	454,266
Maxim Integrated Products, Inc.	28,238	1,700,492
Microsemi Corp.(a)	469	30,354
MKS Instruments, Inc.	2,019	233,497
Monolithic Power Systems, Inc.	8,560	990,991
NVIDIA Corp.	1,926	446,042
ON Semiconductor Corp.(a)	1,665	40,726
Pixart Imaging, Inc.	62,000	268,185
Power Integrations, Inc.	1,358	92,819
QUALCOMM, Inc.	3,295	182,576
SK Hynix, Inc.	12,911	989,137
Skyworks Solutions, Inc.	7,620	763,981
Taiwan Semiconductor Manufacturing Co. Ltd.	619,000	5,243,053
Teradyne, Inc.	782	35,745
Texas Instruments, Inc.	20,632	2,143,458
Ultra Clean Holdings, Inc.(a)	1,763	33,938
Xcerra Corp.(a)	3,098	36,092

		20,160,976
Software — 3.8%
A10 Networks, Inc.(a)	55,069	320,502
Activision Blizzard, Inc.	9,026	608,894
Adobe Systems, Inc.(a)	8,305	1,794,544
American Software, Inc., Class A	2,052	26,676
ANSYS, Inc.(a)	2,015	315,730
Atlassian Corp. PLC, Class A(a)	365	19,681
Autodesk, Inc.(a)	1,527	191,761
Bottomline Technologies, Inc.(a)	13,255	513,631
Cadence Design Systems, Inc.(a)	6,339	233,085
CDK Global, Inc.	2,237	141,692
Check Point Software Technologies Ltd.(a)	813	80,763
Citrix Systems, Inc.(a)	2,125	197,200
Dell Technologies, Inc., Class V(a)	632	46,269
Electronic Arts, Inc.(a)	2,444	296,311
Fair Isaac Corp.	3,435	581,786
FireEye, Inc.(a)	728	12,325
Fortinet, Inc.(a)	3,820	204,676
Guidewire Software, Inc.(a)	302	24,411
Imperva, Inc.(a)	2,052	88,852
Intuit, Inc.	574	99,503
KPIT Technologies Ltd.	28,311	95,004
Manhattan Associates, Inc.(a)	270	11,308
Microsoft Corp.	56,793	5,183,497
MicroStrategy, Inc., Class A(a)	6,083	784,646
MobileIron, Inc.(a)	9,210	45,589
Model N, Inc.(a)	648	11,696
NIIT Technologies Ltd.	12,737	170,174
Nuance Communications, Inc.(a)	1,169	18,412
Oracle Corp.	15,152	693,204
Proofpoint, Inc.(a)	2,678	304,355
PTC, Inc.(a)	458	35,729
Red Hat, Inc.(a)	1,429	213,650
salesforce.com, Inc.(a)	2,197	255,511
ServiceNow, Inc.(a)	797	131,864
Splunk, Inc.(a)	877	86,288

11

Schedule of Investments (unaudited) (continued) March 31, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
SS&C Technologies Holdings, Inc.	21,409	$1,148,379
Symantec Corp.	2,319	59,946
Synopsys, Inc.(a)	13,542	1,127,236
Tableau Software, Inc., Class A(a)	586	47,360
Take-Two Interactive Software, Inc.(a)	380	37,156
Tyler Technologies, Inc.(a)	138	29,112
Ultimate Software Group, Inc.(a)	114	27,782
Varonis Systems, Inc.(a)	8,658	523,809
Verint Systems, Inc.(a)	847	36,082
VMware, Inc., Class A(a)(b)	1,031	125,029
Workday, Inc., Class A(a)	242	30,761
Zendesk, Inc.(a)	42,183	2,019,300
Zynga, Inc., Class A(a)	3,085	11,291

		19,062,462
Specialty Retail — 1.1%
Aaron’s, Inc.	5,296	246,794
Abercrombie & Fitch Co., Class A	5,288	128,022
American Eagle Outfitters, Inc.	6,070	120,975
Beauty Community PCL	70,900	48,360
Bed Bath & Beyond, Inc.(b)	547	11,482
Boot Barn Holdings, Inc.(a)	2,537	44,981
Cato Corp., Class A	20,074	295,891
Children’s Place, Inc.(b)	916	123,889
Citi Trends, Inc.	12,288	379,822
Dick’s Sporting Goods, Inc.(b)	321	11,251
Five Below, Inc.(a)	4,966	364,206
Floor & Decor Holdings, Inc., Class A(a)(b)	117	6,098
Foot Locker, Inc.	482	21,950
GameStop Corp., Class A(b)	400	5,048
Gap, Inc.(b)	2,754	85,925
Group 1 Automotive, Inc.	8,526	557,089
Guess?, Inc.(b)	5,200	107,848
Home Depot, Inc.	2,867	511,014
L Brands, Inc.	1,168	44,629
Lithia Motors, Inc., Class A	123	12,364
Lowe’s Cos., Inc.	746	65,462
M.Video PJSC(a)	17,114	123,080
Michaels Cos., Inc.(a)	442	8,712
Penske Automotive Group, Inc.(b)	9,592	425,213
RH(a)(b)	1,115	106,237
Ross Stores, Inc.	1,897	147,928
Sally Beauty Holdings, Inc.(a)	499	8,209
Signet Jewelers Ltd.	241	9,283
Sonic Automotive, Inc., Class A(b)	11,513	218,171
Systemax, Inc.	6,007	171,500
Tiffany & Co.(b)	9,818	958,826
Urban Outfitters, Inc.(a)	320	11,827
Williams-Sonoma, Inc.(b)	335	17,675
Zumiez, Inc.(a)	10,737	256,614

		5,656,375
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	38,898	6,526,306
Gigabyte Technology Co., Ltd.	193,000	455,819
Hewlett Packard Enterprise Co.	7,178	125,902
HP, Inc.	2,022	44,322
Lenovo Group Ltd.	768,000	395,006
NCR Corp.(a)	481	15,161
Pegatron Corp.	85,000	213,937
Pure Storage, Inc., Class A(a)(b)	30,623	610,929
Samsung Electronics Co. Ltd.	3,070	7,172,982
Samsung Electronics Co. Ltd. — GDR	1,299	1,502,610
Synaptics, Inc.(a)	2,673	122,236
Western Digital Corp.	188	17,347

		17,202,557

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.8%
ANTA Sports Products Ltd.	13,000	$66,362
Carter’s, Inc.	187	19,467
Columbia Sportswear Co.	555	42,419
Crocs, Inc.(a)	8,607	139,864
Deckers Outdoor Corp.(a)	5,593	503,538
Hanesbrands, Inc.(b)	2,556	47,081
Michael Kors Holdings Ltd.(a)	763	47,367
NIKE, Inc., Class B	10,137	673,502
Oxford Industries, Inc.	1,812	135,103
Perry Ellis International, Inc.(a)(b)	12,388	319,610
PVH Corp.	273	41,340
Ralph Lauren Corp.(b)	1,238	138,408
Skechers U.S.A., Inc., Class A(a)	19,395	754,272
Tapestry, Inc.	565	29,725
Titan Co. Ltd.	52,790	766,546
VF Corp.(b)	2,624	194,491

		3,919,095
Thrifts & Mortgage Finance — 1.3%
Charter Financial Corp.	2,076	42,330
Dewan Housing Finance Corp., Ltd.	20,288	160,607
Essent Group Ltd.(a)	52,406	2,230,399
Federal Agricultural Mortgage Corp., Class C	2,437	212,068
First Defiance Financial Corp.	5,156	295,542
Housing Development Finance Corp. Ltd.	27,452	773,270
Indiabulls Housing Finance Ltd.	25,711	492,188
Ladder Capital Corp.	4,476	67,498
LendingTree, Inc.(a)(b)	46	15,095
Merchants Bancorp	2,816	60,544
Meridian Bancorp, Inc.	12,422	250,303
MGIC Investment Corp.(a)	12,753	165,789
Nationstar Mortgage Holdings, Inc.(a)	8,779	157,671
Radian Group, Inc.	6,417	122,180
Riverview Bancorp, Inc.	35,890	335,212
TFS Financial Corp.	25,469	374,140
United Community Financial Corp.(b)	4,138	40,801
Walker & Dunlop, Inc.	1,010	60,014
Washington Federal, Inc.	23,282	805,557

		6,661,208
Tobacco — 0.4%
Altria Group, Inc.	13,429	836,895
Philip Morris International, Inc.	9,904	984,458
Universal Corp.	1,762	85,457

		1,906,810
Trading Companies & Distributors — 1.1%
AerCap Holdings NV(a)	3,667	185,990
Air Lease Corp.	385	16,409
Applied Industrial Technologies, Inc.	13,125	956,812
Barloworld Ltd.	163,337	2,300,063
Beacon Roofing Supply, Inc.(a)	8,003	424,719
Fastenal Co.(b)	1,979	108,034
H&E Equipment Services, Inc.	2,636	101,460
HD Supply Holdings, Inc.(a)	3,932	149,180
MSC Industrial Direct Co., Inc., Class A	175	16,049
Rush Enterprises, Inc., Class A(a)	7,177	304,951
Triton International Ltd.(b)	5,905	180,693
United Rentals, Inc.(a)	270	46,637
Univar, Inc.(a)	453	12,571
W.W. Grainger, Inc.(b)	810	228,639
Watsco, Inc.(b)	4,177	755,912
WESCO International, Inc.(a)	187	11,603

		5,799,722

12

Schedule of Investments (unaudited) (continued) March 31, 2018	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Transportation Infrastructure — 0.0%
Beijing Capital International Airport Co. Ltd., Class H	60,000	$81,035
DP World Ltd.	1,772	39,903

		120,938
Water Utilities — 0.1%
American Water Works Co., Inc.(b)	469	38,519
Aqua America, Inc.(b)	710	24,183
SJW Group(b)	3,665	193,182

		255,884
Wireless Telecommunication Services — 1.8%
America Movil SAB de CV, Series L	1,807,675	1,715,203
America Movil SAB de CV, Series L — ADR	81,559	1,556,961
Boingo Wireless, Inc.(a)(b)	2,095	51,893
China Mobile Ltd.	154,500	1,416,053
Maxis Bhd	58,200	85,694
Mobile TeleSystems PJSC — ADR	57,544	655,426
RingCentral, Inc., Class A(a)(b)	9,477	601,790
Sprint Corp.(a)	12,804	62,484
T-Mobile U.S., Inc.(a)	5,007	305,627
Telephone & Data Systems, Inc.	12,627	353,935
TIM Participacoes SA	101,006	440,560
TIM Participacoes SA, — ADR(b)	95,935	2,078,912
United States Cellular Corp.(a)	55	2,210

		9,326,748

Total Common Stocks — 94.8% (Cost — $430,837,202)		480,656,892

Preferred Stocks — 0.4%

Banks — 0.4%
Itau Unibanco Holding SA, Preference Shares, 0.00%	113,019	1,756,502

Security	Shares	Value
Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA, Preference Shares, 0.00%	11,700	$178,612

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao, Preference Shares, 0.00%	4,200	84,663

Metals & Mining — 0.0%
Gerdau SA, Preference Shares, 0.00%	33,660	158,031

Total Preferred Stocks — 0. 4% (Cost — $1,802,927)		2,177,808

Total Long-Term Investments — 95.2% (Cost — $432,640,129)		482,834,700

Short-Term Securities — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.85%(c)(d)(e)	35,629,590	35,629,590
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%(d)(e)	5,049,251	5,049,251

Total Short-Term Securities — 8.0% (Cost — $40,681,423)		40,678,841

Total Investments — 103.2% (Cost — $473,321,552)		523,513,541
Liabilities in Excess of Other Assets — (3.2)%		(16,464,749)

Net Assets — 100.0%		$507,048,792

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

(e)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,487,600	14,141,990	35,629,590	$35,629,590	$36,055	(b)	$(2,644)	$(1,771)
BlackRock Cash Funds: Treasury, SL Agency Shares	43,332,624	(38,283,373)	5,049,251	5,049,251	78,298		—	—

				$40,678,841	$114,353		$(2,644)	$(1,771)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ADR — American Depositary Receipts

ARC — Auction Rate Certificates

CME — Chicago Mercantile Exchange

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

MSCI  — Morgan Stanley Capital International

NVDR — Non-voting Depository Receipts

PCL  — Public Company Limited

Radian — Radian Guaranty, Inc.

REIT — Real Estate Investment Trust

S&P — S&P Global Ratings

USD — U.S. Dollar

13

Schedule of Investments (unaudited) (continued) March 31, 2018	Active Stock Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
MSCI Emerging Markets E-Mini Index	59	06/15/18	$3,504	$(123,732)
Russell 2000 E-Mini Index	13	06/15/18	995	(21,718)
S&P 500 E-Mini Index	2,088	06/15/18	275,929	(10,405,585)

				(10,551,035)

Short Contracts:
MSCI Emerging Markets E-Mini Index	2,453	06/15/18	145,684	2,707,644
Russell 2000 E-Mini Index	1,472	06/15/18	112,696	3,417,759

				6,125,403

				$(4,425,632)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	1,105,300	USD	140,830	State Street Bank and Trust Co.	04/04/18	$21

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

14

Schedule of Investments (unaudited) (continued) March 31, 2018	Active Stock Master Portfolio

As of March 31, 2018, the following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$5,215,166	$—	$—	$5,215,166
Air Freight & Logistics	822,450	202,387	—	1,024,837
Airlines	1,564,526	—	—	1,564,526
Auto Components	4,982,753	795,119	—	5,777,872
Automobiles	1,056,591	767,803	—	1,824,394
Banks	25,901,553	13,443,241	—	39,344,794
Beverages	3,297,995	—	—	3,297,995
Biotechnology	13,925,415	49,729	—	13,975,144
Building Products	3,013,229	—	—	3,013,229
Capital Markets	5,879,475	866,397	—	6,745,872
Chemicals	8,050,487	3,208,206	—	11,258,693
Commercial Services & Supplies	1,515,391	—	—	1,515,391
Communications Equipment	1,992,373	110,772	—	2,103,145
Construction & Engineering	1,202,349	5,172,244	—	6,374,593
Construction Materials	1,023,417	89,878	—	1,113,295
Consumer Discretionary	60,413	—	—	60,413
Consumer Finance	1,571,954	—	—	1,571,954
Containers & Packaging	1,923,939	—	—	1,923,939
Distributors	116,719	—	—	116,719
Diversified Consumer Services	1,365,976	—	—	1,365,976
Diversified Financial Services	7,472,584	3,752,808	—	11,225,392
Diversified Telecommunication Services	1,843,696	1,282,586	—	3,126,282
Electric Utilities	4,895,394	183,616	—	5,079,010
Electrical Equipment	1,582,138	—	—	1,582,138
Electronic Equipment, Instruments & Components	6,603,044	1,277,528	—	7,880,572
Energy Equipment & Services	3,608,831	—	—	3,608,831
Food & Staples Retailing	7,187,813	248,173	—	7,435,986
Food Products	7,923,951	2,746,471	—	10,670,422
Gas Utilities	700,155	445,980	—	1,146,135
Health Care Equipment & Supplies	10,471,815	18,188	—	10,490,003
Health Care Providers & Services	8,225,374	283,795	—	8,509,169
Health Care Technology	1,314,896	—	—	1,314,896
Hotels, Restaurants & Leisure	10,922,666	214,037	—	11,136,703
Household Durables	2,827,028	3,077,220	—	5,904,248
Household Products	2,049,416	2,742,521	—	4,791,937
IT Services	16,242,722	737,188	—	16,979,910
Independent Power and Renewable Electricity Producers	839,876	406,522	—	1,246,398
Industrial Conglomerates	3,869,610	236,356	—	4,105,966
Insurance	11,326,470	4,250,990	—	15,577,460
Internet & Direct Marketing Retail	6,068,570	—	—	6,068,570
Internet Software & Services	22,708,121	8,420,157	—	31,128,278
Leisure Products	1,075,971	—	—	1,075,971
Life Sciences Tools & Services	3,528,367	—	—	3,528,367
Machinery	12,572,104	1,462,109	—	14,034,213
Marine	16,467	—	—	16,467
Media	7,909,570	2,240,049	—	10,149,619
Metals & Mining	3,307,093	7,760,010	—	11,067,103
Mortgage Real Estate Investment Trusts (REITs)	84,578	—	—	84,578
Multi-Utilities	2,774,101	—	—	2,774,101
Multiline Retail	2,658,969	384,280	—	3,043,249
Oil, Gas & Consumable Fuels	15,134,388	11,632,196	—	26,766,584
Paper & Forest Products	2,187,329	613,819	—	2,801,148
Personal Products	5,570,642	—	—	5,570,642
Pharmaceuticals	11,967,888	254,403	—	12,222,291
Professional Services	3,052,743	—	—	3,052,743
Real Estate Investment Trusts (REITs)	11,860,563	—	—	11,860,563
Real Estate Management & Development	824,799	1,886,272	—	2,711,071
Road & Rail	1,629,154	—	—	1,629,154
Semiconductors & Semiconductor Equipment	13,482,254	6,678,722	—	20,160,976
Software	18,797,284	265,178	—	19,062,462
Specialty Retail	5,608,015	48,360	—	5,656,375

15

Schedule of Investments (unaudited) (continued) March 31, 2018	Active Stock Master Portfolio

	Level 1	Level 2	Level 3	Total
Common Stocks (continued):
Technology Hardware, Storage & Peripherals	$7,462,203	$9,740,354	$—	$17,202,557
Textiles, Apparel & Luxury Goods	3,086,187	832,908	—	3,919,095
Thrifts & Mortgage Finance	5,235,143	1,426,065	—	6,661,208
Tobacco	1,906,810	—	—	1,906,810
Trading Companies & Distributors	3,499,659	2,300,063	—	5,799,722
Transportation Infrastructure	—	120,938	—	120,938
Water Utilities	255,884	—	—	255,884
Wireless Telecommunication Services	7,825,001	1,501,747	—	9,326,748
Preferred Stocks	2,177,808	—	—	2,177,808
Short-Term Securities	40,678,841	—	—	40,678,841

Subtotal	$419,336,156	$104,177,385	$—	$523,513,541

Derivative Financial Instruments(a)
Assets:
Equity contracts	$6,125,403	$—	$—	$6,125,403
Foreign currency exchange contracts	—	21	—	21
Liabilities:
Equity contracts	(10,551,035)	—	—	(10,551,035)

	$(4,425,632)	$21	$—	$(4,425,611)

(a)	Derivative financial instruments are futures and forward contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

	Transfers Out of Level 1 (b)	Transfers Into Level 2 (b)
Assets:
Investments:
Common Stocks:
Banks	$—	$—
Construction & Engineering	(563,579)	563,579
Diversified Telecommunication Services	(263,483)	263,483
Health Care Providers & Services	—	—
Household Products	(2,767,931)	2,767,931
Independent Power and Renewable Electricity Producers	(371,970)	371,970
IT Services	(224,316)	224,316
Machinery	(42,238)	42,238
Media	(161,410)	161,410
Metals & Mining	(425,456)	425,456
Oil, Gas & Consumable Fuels	(1,817,669)	1,817,669
Real Estate Management & Development	—	—
Software	(787,153)	787,153
Specialty Retail	(174,173)	174,173
Textiles, Apparel & Luxury Goods	(835,852)	835,852
Thrifts & Mortgage Finance	(181,925)	181,925
Trading Companies & Distributors	(1,915,004)	1,915,004
Transportation Infrastructure	(44,300)	44,300

	$(10,576,459)	$10,576,459

(a)	Systematic Fair Value Prices were not utilized at period end for these investments.
(b)	External pricing service used to reflect any significant market movements between the time the Master Portfolio valued such foreign securities and the earlier closing of foreign markets.

16

Schedule of Investments (unaudited) March 31, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 14.8%
AmeriCredit Automobile Receivables Trust:
Series 2014-4, Class D, 3.07%, 11/09/20	$800	$803,229
Series 2015-3, Class D, 3.34%, 08/08/21	250	251,230
Series 2016-1, Class D, 3.59%, 02/08/22	420	423,850
Series 2017-3, Class C, 2.69%, 06/19/23	1,960	1,933,086
AVANT Loans Funding Trust(a):
Series 2016-C, Class B, 4.92%, 11/16/20	538	540,880
Series 2017-B, Class A, 2.29%, 06/15/20	1,755	1,752,030
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 09/16/24	1,190	1,154,242
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15%, 07/15/21	2,940	2,923,702
CLUB Credit Trust, Class A(a):
Series 2017-P2, 2.61%, 01/15/24	2,581	2,573,511
Series 2018-NP1, 2.99%, 05/15/24	2,690	2,689,906
College Loan Corp. Trust I, Series 2004-1, Class A4, (3 mo. LIBOR US + 0.19%), 1.94%, 04/25/24(b)	751	751,134
Conn Funding II LP, Series 2017-B, Class A, 2.73%, 07/15/20(a)	1,488	1,485,325
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2, Class A, 2.55%, 01/16/24(a)	2,727	2,721,608
Credit Suisse Mortgage Capital Certificates, Series 2006-CF3, Class A1, (1 mo. LIBOR US + 0.54%), 2.41%, 10/25/36(a)(b)	91	91,372
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	1,160	1,141,259
Drive Auto Receivables Trust:
Series 2015-DA, Class C, 3.38%, 11/15/21(a)	524	525,460
Series 2016-AA, Class C, 3.91%, 05/17/21(a)	534	537,095
Series 2016-BA, Class B, 2.56%, 06/15/20(a)	399	399,020
Series 2016-BA, Class C, 2.61%, 08/16/21(a)	2,300	2,298,172
Series 2016-BA, Class C, 3.19%, 07/15/22(a)	2,200	2,205,584
Series 2016-BA, Class D, 4.53%, 08/15/23(a)	900	920,715
Series 2016-CA, Class B, 2.37%, 11/16/20(a)	1,610	1,610,518
Series 2016-CA, Class C, 3.02%, 11/15/21(a)	3,300	3,305,158
Series 2017-1, Class B, 2.36%, 03/15/21	2,390	2,383,399
Series 2017-1, Class C, 2.84%, 04/15/22	2,670	2,667,771
Series 2017-2, Class B, 2.25%, 06/15/21	910	907,684
Series 2017-2, Class C, 2.75%, 09/15/23	2,540	2,525,752
Series 2017-3, Class B, 2.30%, 05/17/21	2,040	2,030,931
Series 2017-3, Class C, 2.80%, 07/15/22	1,940	1,933,959
Series 2017-3, Class D, 3.53%, 12/15/23(a)	2,450	2,450,142
Series 2017-AA, Class B, 2.51%, 01/15/21(a)	2,100	2,098,810
Series 2017-AA, Class C, 2.98%, 01/18/22(a)	2,380	2,380,771
Series 2017-BA, Class D, 3.72%, 10/17/22(a)	2,000	2,015,623
Series 2018-1, Class C, 3.22%, 03/15/23	3,100	3,096,740
Series 2018-1, Class D, 3.81%, 05/15/24	1,150	1,151,994
Exeter Automobile Receivables Trust(a):
Series 2015-1A, Class C, 4.10%, 12/15/20	710	716,130
Series 2017-2A, Class A, 2.11%, 06/15/21	771	768,856
First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A4, (1 mo. LIBOR US + 0.32%), 2.19%, 11/25/35(b)	32	31,646
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 1.83%, 08/25/19(a)	833	997,944
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, (3 mo. LIBOR US + 0.31%), 2.60%, 09/27/35(b)	307	307,335
Marlette Funding Trust, Series 2017-3A, Class A, 2.36%, 12/15/24(a)	2,254	2,245,582
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, (1 mo. LIBOR US + 0.95%), 2.82%, 04/25/35(b)	4	3,765
National Collegiate Student Loan Trust(b):
Series 2006-1, Class A4, (1 mo. LIBOR US + 0.25%), 2.12%, 03/27/28	659	655,377
Series 2006-2, Class A3, (1 mo. LIBOR US + 0.21%), 2.08%, 11/25/27	1,565	1,556,996

Security	Par (000)	Value
Asset-Backed Securities (continued)
Series 2006-3, Class A4, (1 mo. LIBOR US + 0.27%), 2.14%, 03/26/29	$2,285	$2,247,649
Series 2007-1, Class A3, (1 mo. LIBOR US + 0.24%), 2.11%, 07/25/30	2,816	2,748,742
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, 01/15/21(a)	206	205,813
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.10%, 03/20/28(a)	2,664	2,682,746
Prosper Marketplace Issuance Trust, Series 2018-1A, Class A, 3.11%, 06/17/24(a)	2,730	2,729,789
RAMP Trust, Series 2006-NC2, Class A2, (1 mo. LIBOR US + 0.19%), 2.06%, 02/25/36(b)	151	150,596
Santander Drive Auto Receivables Trust:
Series 2014-2, Class C, 2.33%, 11/15/19	510	509,759
Series 2014-3, Class D, 2.65%, 08/17/20	2,400	2,401,022
Series 2014-4, Class C, 2.60%, 11/16/20	149	148,532
Series 2014-5, Class C, 2.46%, 06/15/20	1,271	1,270,086
Series 2015-1, Class C, 2.57%, 04/15/21	464	463,931
Series 2015-1, Class D, 3.24%, 04/15/21	1,000	1,004,763
Series 2015-2, Class C, 2.44%, 04/15/21	555	554,259
Series 2015-3, Class C, 2.74%, 01/15/21	1,189	1,189,644
Series 2015-3, Class D, 3.49%, 05/17/21	680	685,543
Series 2015-4, Class C, 2.97%, 03/15/21	580	581,012
Series 2016-1, Class C, 3.09%, 04/15/22	3,080	3,088,357
Series 2016-2, Class C, 2.66%, 11/15/21	1,965	1,960,441
Series 2016-3, Class C, 2.46%, 03/15/22	2,100	2,086,809
Series 2017-1, Class B, 2.10%, 06/15/21	2,100	2,090,332
Series 2017-2, Class B, 2.21%, 10/15/21	3,080	3,062,316
Series 2017-2, Class C, 2.79%, 08/15/22	2,190	2,181,136
SLC Private Student Loan Trust, Series 2006-A, Class A5, (3 mo. LIBOR US + 0.17%), 1.89%, 07/15/36(b)	45	45,453
SLM Private Education Loan Trust(a):
Series 2010-A, Class 1A, 4.45%, 05/16/44(b)	387	395,272
Series 2011-B, Class A2, 3.74%, 02/15/29	1,160	1,167,874
SoFi Consumer Loan Program LLC, Class A(a):
Series 2016-1, 3.26%, 08/25/25	690	689,923
Series 2016-3, 3.05%, 12/26/25	1,028	1,026,660
Series 2017-1, 3.28%, 01/26/26	3,556	3,562,383
Series 2017-3, 2.77%, 05/25/26	1,464	1,453,728
Sofi Consumer Loan Program LLC, Series
2017-6(a):
Class A1, 2.20%, 11/25/26	763	759,473
Class A2, 2.82%, 11/25/26	1,050	1,038,205
SoFi Consumer Loan Program Trust(a):
Series 2015-1, Class A, 3.28%, 09/15/23	882	884,253
Series 2018-1, Class A1, 2.55%, 02/25/27	2,444	2,436,858
Series 2018-1, Class A2, 3.14%, 02/25/27	2,380	2,367,006
SoFi Professional Loan Program LLC, Series 2015-B, Class A2, 2.51%, 09/27/32(a)	113	111,344
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3, (1 mo. LIBOR US + 0.26%), 2.13%, 12/25/35(b)	76	75,653
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1, 2.53%, 11/16/48(a)	2,575	2,569,369
Terwin Mortgage Trust, Series 2006-5, Class 2A2, (1 mo. LIBOR + 0.21%), 2.08%, 06/25/37(a)(b)	60	59,536
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A1, (1 mo. LIBOR US + 0.85%), 2.63%, 12/15/20(a)(b)	1,940	1,950,536

Total Asset-Backed Securities — 14.8% (Cost — $120,975,930)		120,602,096

1

Schedule of Investments (unaudited) (continued) March 31, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds — 45.1%
Aerospace & Defense — 0.9%
General Dynamics Corp., 2.63%, 11/15/27	$1,000	$934,826
Harris Corp., 2.00%, 04/27/18	395	394,904
Illinois Tool Works, Inc., 2.65%, 11/15/26	500	468,503
L-3 Communications Corp., 4.75%, 07/15/20	720	742,832
L3 Technologies, Inc., 4.95%, 02/15/21	1,618	1,686,174
Lockheed Martin Corp., 3.10%, 01/15/23	500	496,986
Northrop Grumman Corp.:
2.93%, 01/15/25	1,100	1,054,714
3.25%, 01/15/28	735	701,582
Rockwell Collins, Inc., 2.80%, 03/15/22	1,175	1,145,444

		7,625,965
Auto Components — 0.9%
General Motors Financial Co., Inc.:
3.25%, 01/05/23	1,200	1,171,508
3.85%, 01/05/28	800	760,979
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.00%, 08/01/20	525	535,500
Lear Corp.:
5.38%, 03/15/24	1,115	1,169,380
5.25%, 01/15/25	900	950,967
3.80%, 09/15/27	2,500	2,399,145
ZF North America Capital, Inc., 4.50%, 04/29/22(a)	191	193,388

		7,180,867
Automobiles — 0.2%
General Motors Co.:
5.00%, 04/01/35	500	495,284
5.20%, 04/01/45	500	486,448
6.75%, 04/01/46	190	220,565

		1,202,297
Banks — 4.4%
Australia & New Zealand Banking Group Ltd., 2.05%, 09/23/19	1,900	1,876,641
Bank of Montreal, 2.10%, 12/12/19	765	755,047
Barclays Bank PLC, 2.65%, 01/11/21	1,560	1,537,680
BNP Paribas SA, 2.40%, 12/12/18	600	599,893
Capital One Financial Corp.:
2.40%, 10/30/20	1,090	1,068,423
3.30%, 10/30/24	1,600	1,542,295
Capital One NA/Mclean VA, 2.65%, 08/08/22	1,300	1,250,684
Citibank NA, 2.10%, 06/12/20	1,150	1,127,788
Citizens Bank Providence, 2.25%, 03/02/20	450	442,290
Cooperatieve Rabobank UA, 2.25%, 01/14/19	1,160	1,156,797
Discover Bank, 4.20%, 08/08/23	600	612,011
HSBC Bank USA NA, 5.88%, 11/01/34	590	728,974
HSBC Holdings PLC:
3.40%, 03/08/21	1,525	1,532,074
3.60%, 05/25/23	1,900	1,898,913
3.90%, 05/25/26	1,500	1,496,933
4.38%, 11/23/26	210	209,140
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(c)	1,000	999,320
6.50%, 09/15/37	400	498,192
5.25%, 03/14/44	350	385,024
Huntington National Bank, 2.38%, 03/10/20	600	591,590
ING Groep NV, 3.15%, 03/29/22	415	409,380
National Bank of Canada, 2.15%, 06/12/20	1,000	983,222
Regions Bank, 2.75%, 04/01/21	1,500	1,481,621
Santander Holdings USA, Inc.:
3.40%, 01/18/23	355	346,766
4.40%, 07/13/27	386	384,232
Sumitomo Mitsui Banking Corp.:
1.76%, 10/19/18	420	417,903

Security	Par (000)	Value
Banks (continued)
1.97%, 01/11/19	$920	$914,285
SunTrust Bank, 2.59%, 01/29/21(d)	975	968,511
Svenska Handelsbanken AB, 2.45%, 03/30/21	800	785,731
Wells Fargo & Co., 2.13%, 04/22/19	1,370	1,361,796
Wells Fargo Bank NA:
1.75%, 05/24/19	2,200	2,175,051
2.15%, 12/06/19	1,000	989,229
2.60%, 01/15/21	1,600	1,577,675
Westpac Banking Corp.:
1.60%, 08/19/19	1,700	1,673,043
2.15%, 03/06/20	1,300	1,280,383

		36,058,537
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21	530	525,849
3.30%, 02/01/23	700	700,515
Anheuser-Busch InBev Worldwide, Inc.(e):
3.50%, 01/12/24	340	342,386
4.38%, 04/15/38	525	535,641
Constellation Brands, Inc., 3.70%, 12/06/26	1,400	1,370,083
Molson Coors Brewing Co.:
1.45%, 07/15/19	175	171,769
2.25%, 03/15/20	405	399,161
PepsiCo, Inc., 4.45%, 04/14/46	1,000	1,075,585

		5,120,989
Biotechnology — 0.6%
Amgen, Inc., 2.65%, 05/11/22	820	800,092
Baxalta, Inc., 2.88%, 06/23/20	775	769,551
Biogen, Inc., 2.90%, 09/15/20	265	263,383
Celgene Corp., 2.25%, 08/15/21	1,700	1,644,172
Gilead Sciences, Inc.:
2.05%, 04/01/19	1,480	1,471,814
2.55%, 09/01/20	290	287,659

		5,236,671
Capital Markets — 3.5%
Brookfield Finance, Inc., 3.90%, 01/25/28	1,300	1,261,678
Charles Schwab Corp., 3.20%, 03/02/27	1,000	972,604
CME Group, Inc., 3.00%, 03/15/25	1,200	1,167,734
Goldman Sachs Group, Inc.:
2.63%, 01/31/19	320	319,833
7.50%, 02/15/19	360	374,484
2.00%, 04/25/19	155	153,747
2.55%, 10/23/19	460	457,502
2.30%, 12/13/19	1,055	1,043,719
6.00%, 06/15/20	1,040	1,100,512
2.35%, 11/15/21	490	472,476
3.00%, 04/26/22	1,000	981,926
3.27%, 09/29/25(c)	1,000	962,651
3.75%, 02/25/26	1,900	1,866,826
3.50%, 11/16/26	365	351,654
3.85%, 01/26/27	1,090	1,076,283
6.75%, 10/01/37	500	626,357
4.02%, 10/31/38(c)	500	482,641
6.25%, 02/01/41	590	748,131
Jefferies Group LLC, 4.85%, 01/15/27	2,022	2,067,758
Legg Mason, Inc.:
2.70%, 07/15/19	1,285	1,280,183
4.75%, 03/15/26	75	78,423
Morgan Stanley:
2.20%, 12/07/18	450	449,000
2.50%, 01/24/19	1,140	1,137,969

2

Schedule of Investments (unaudited) (continued) March 31, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Capital Markets (continued)
5.63%, 09/23/19	$2,940	$3,051,874
2.63%, 11/17/21	1,195	1,166,710
2.75%, 05/19/22	700	682,654
3.13%, 07/27/26	1,000	946,334
3.63%, 01/20/27	300	293,644
6.38%, 07/24/42	460	595,170
4.30%, 01/27/45	1,400	1,415,516
TD Ameritrade Holding Corp., 3.30%, 04/01/27	1,400	1,365,728

		28,951,721
Chemicals — 0.7%
LyondellBasell Industries NV, 5.00%, 04/15/19	868	881,147
Monsanto Co.:
2.13%, 07/15/19	275	272,810
2.75%, 07/15/21	360	355,090
3.95%, 04/15/45	680	612,779
RPM International, Inc., 6.13%, 10/15/19	743	777,251
Sherwin-Williams Co.:
2.25%, 05/15/20	290	285,187
3.13%, 06/01/24	265	256,221
Westlake Chemical Corp., 3.60%, 08/15/26	2,700	2,607,380

		6,047,865
Communications Equipment — 0.0%
Juniper Networks, Inc., 4.50%, 03/15/24	225	230,202

Consumer Discretionary — 0.2%
Royal Caribbean Cruises Ltd.:
2.65%, 11/28/20	315	310,292
3.70%, 03/15/28	900	862,730

		1,173,022
Consumer Finance — 1.6%
American Express Co., 2.50%, 08/01/22	1,000	964,591
Autodesk, Inc., 3.50%, 06/15/27	1,120	1,069,151
Capital One Bank USA NA, 2.15%, 11/21/18	730	727,484
Capital One Financial Corp., 2.50%, 05/12/20	550	541,404
Capital One NA, 2.35%, 01/31/20	1,500	1,475,703
CDK Global, Inc., 4.88%, 06/01/27(a)	185	178,062
MasterCard, Inc.:
3.38%, 04/01/24	900	909,123
2.95%, 11/21/26	1,335	1,292,443
S&P Global, Inc., 2.95%, 01/22/27	285	270,833
Synchrony Financial, 3.00%, 08/15/19	1,540	1,535,357
Visa, Inc.:
2.75%, 09/15/27	1,795	1,692,455
4.15%, 12/14/35	1,000	1,064,917
4.30%, 12/14/45	1,485	1,592,865

		13,314,388
Containers & Packaging — 0.0%
Ball Corp., 4.38%, 12/15/20	195	198,169

Diversified Financial Services — 6.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/23/23	1,600	1,555,969
Banco Santander SA, 3.50%, 04/11/22	1,000	995,405
Bank of America Corp.:
6.88%, 04/25/18	1,060	1,062,747
5.49%, 03/15/19	600	614,040
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(c)	2,000	1,958,364
3.00%, 12/20/23(a)(d)	553	542,414
4.45%, 03/03/26	2,700	2,758,157

Security	Par (000)	Value
Diversified Financial Services (continued)
3.82%, 01/20/28(c)	$500	$493,973
Citigroup, Inc.:
2.50%, 09/26/18	900	899,731
2.05%, 06/07/19	200	198,160
2.50%, 07/29/19	1,620	1,613,413
4.50%, 01/14/22	1,000	1,039,141
2.75%, 04/25/22	1,400	1,363,757
3.14%, 01/24/23(c)	1,600	1,580,687
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(c)	1,300	1,267,397
Credit Suisse Group Funding Guernsey Ltd.:
3.45%, 04/16/21	1,030	1,029,805
3.80%, 09/15/22	670	674,682
3.80%, 06/09/23	2,000	2,003,789
Deutsche Bank AG:
3.15%, 01/22/21	1,200	1,182,109
3.30%, 11/16/22	1,700	1,652,498
3.95%, 02/27/23	1,600	1,595,457
Ford Motor Credit Co. LLC:
2.02%, 05/03/19	1,650	1,632,367
1.90%, 08/12/19	615	605,268
2.43%, 06/12/20	1,010	991,313
General Motors Financial Co., Inc.:
2.40%, 05/09/19	1,700	1,691,433
2.65%, 04/13/20	1,000	987,458
4.20%, 03/01/21	1,200	1,222,725
3.45%, 04/10/22	1,780	1,765,368
3.70%, 05/09/23	400	397,085
4.30%, 07/13/25	280	280,391
5.25%, 03/01/26	580	612,597
HSBC Holdings PLC, 3.03%, 11/22/23(d)	1,635	1,596,097
Intercontinental Exchange, Inc., 2.50%, 10/15/18	900	899,780
JPMorgan Chase & Co.:
4.25%, 10/15/20	1,770	1,821,377
2.55%, 03/01/21	1,100	1,082,336
3.25%, 09/23/22	780	777,691
3.20%, 01/25/23	580	574,507
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(c)	1,000	974,791
2.95%, 10/01/26	1,700	1,599,719
3.63%, 12/01/27	700	671,216
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(c)	600	596,399
4.85%, 02/01/44	300	332,953
4.95%, 06/01/45	340	367,889
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 02/22/22	335	330,581
3.46%, 03/02/23	1,600	1,597,019
Nasdaq, Inc., 3.85%, 06/30/26	232	228,863
ORIX Corp., 2.90%, 07/18/22	325	317,799
Royal Bank of Scotland Group PLC:
(3 mo. LIBOR US + 1.48%), 3.50%, 05/15/23(c)	2,000	1,965,323
4.80%, 04/05/26	1,000	1,024,309
S&P Global, Inc., 4.40%, 02/15/26	1,000	1,049,953
Sumitomo Mitsui Financial Group, Inc., 3.10%, 01/17/23	1,900	1,868,888

		55,945,190
Diversified Telecommunication Services — 1.9%
AT&T, Inc.:
2.38%, 11/27/18	1,645	1,644,258
4.60%, 02/15/21	1,000	1,035,901
3.20%, 03/01/22	810	805,697
2.85%, 02/14/23	630	632,922
3.40%, 08/14/24	1,000	1,007,291
5.15%, 03/15/42	1,120	1,153,896
4.50%, 03/09/48	364	338,314

3

Schedule of Investments (unaudited) (continued) March 31, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Telecommunication Services (continued)
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	$1,270	$1,275,464
Verizon Communications, Inc.:
3.00%, 11/01/21	2,000	1,984,505
3.13%, 03/16/22	1,400	1,387,616
3.50%, 11/01/24	1,700	1,682,794
3.38%, 02/15/25	1,000	982,915
4.50%, 08/10/33	1,500	1,518,483

		15,450,056
Electric Utilities — 1.9%
American Electric Power Co., Inc., 3.20%, 11/13/27	1,300	1,238,859
Duke Energy Corp.:
5.05%, 09/15/19	400	411,115
2.65%, 09/01/26	1,000	912,646
Edison International, 4.13%, 03/15/28	1,000	1,007,310
Eversource Energy:
Series L, 2.90%, 10/01/24	1,360	1,305,868
Series M, 3.30%, 01/15/28	1,000	963,549
IPALCO Enterprises, Inc., 3.70%, 09/01/24	275	269,248
NextEra Energy Capital Holdings, Inc.:
1.65%, 09/01/18	505	502,644
2.70%, 09/15/19	1,040	1,036,812
3.55%, 05/01/27	645	626,799
Pacific Gas & Electric Co., 3.25%, 09/15/21	430	429,439
PacifiCorp, 5.50%, 01/15/19	400	408,579
Progress Energy, Inc.:
4.88%, 12/01/19	920	946,941
4.40%, 01/15/21	1,110	1,140,474
Southern California Edison Co., Series B, 3.65%, 03/01/28	1,600	1,603,521
Southern Co., 3.25%, 07/01/26	1,000	950,228
Tampa Electric Co., 2.60%, 09/15/22	600	583,446
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28	1,000	1,012,480

		15,349,958
Electrical Equipment — 0.2%
Amphenol Corp., 2.55%, 01/30/19	600	598,545
Roper Industries, Inc., 2.05%, 10/01/18	1,040	1,037,533

		1,636,078
Electronic Equipment, Instruments & Components — 0.2%
Arrow Electronics, Inc., 3.25%, 09/08/24	395	376,532
Flextronics International Ltd., 5.00%, 02/15/23	375	393,590
Fortive Corp., 1.80%, 06/15/19	405	400,131
Tyco Electronics Group SA, 3.13%, 08/15/27	210	202,141

		1,372,394
Food & Staples Retailing — 0.2%
Lamb Weston Holdings, Inc., 4.88%, 11/01/26(a)	150	148,688
McCormick & Co., Inc., 2.70%, 08/15/22	700	680,832
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	720	716,497

		1,546,017
Food Products — 0.2%
Kellogg Co., 2.65%, 12/01/23	1,100	1,049,774
Pilgrim’s Pride Corp., 5.75%, 03/15/25(a)	860	835,155

		1,884,929
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories:
2.00%, 09/15/18	575	573,723
2.35%, 11/22/19	674	668,191
3.40%, 11/30/23	1,300	1,287,251
Baxter International, Inc., 2.60%, 08/15/26	2,310	2,103,399

Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co.:
2.68%, 12/15/19	$292	$290,312
2.40%, 06/05/20	480	470,708
2.89%, 06/06/22	470	456,023
3.36%, 06/06/24	2,223	2,139,635
3.70%, 06/06/27	1,000	965,476
Boston Scientific Corp.:
2.85%, 05/15/20	225	223,537
3.85%, 05/15/25	1,300	1,308,150
Covidien International Finance SA, 4.20%, 06/15/20	1,485	1,525,947
Stryker Corp., 2.63%, 03/15/21	245	242,393
Zimmer Biomet Holdings, Inc.:
2.00%, 04/01/18	530	530,000
3.70%, 03/19/23	305	305,600
Zimmer Holdings, Inc., 2.70%, 04/01/20	1,340	1,325,451

		14,415,796
Health Care Providers & Services — 0.8%
Anthem, Inc.:
3.35%, 12/01/24	1,210	1,174,744
4.10%, 03/01/28	785	784,431
HCA, Inc., 3.75%, 03/15/19	935	938,553
Humana, Inc., 2.90%, 12/15/22	760	743,023
Omega Healthcare Investors, Inc., 4.95%, 04/01/24	1,100	1,122,731
Quest Diagnostics, Inc., 2.50%, 03/30/20	705	699,247
UnitedHealth Group, Inc.:
3.10%, 03/15/26	400	387,474
4.75%, 07/15/45	800	880,370

		6,730,573
Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp.:
3.50%, 03/01/27	278	273,934
6.30%, 10/15/37	310	397,893
4.88%, 12/09/45	550	598,478
Wyndham Worldwide Corp., 4.15%, 04/01/24	1,000	997,412

		2,267,717
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Group, Inc., 5.15%, 12/01/20	360	374,766
PSEG Power LLC:
2.45%, 11/15/18	140	139,715
4.15%, 09/15/21	350	358,255

		872,736
Insurance — 1.1%
Aflac, Inc., 3.63%, 11/15/24	1,000	1,005,135
Allstate Corp., 4.20%, 12/15/46	110	110,804
American Financial Group, Inc., 3.50%, 08/15/26	550	527,057
American International Group, Inc., 3.30%, 03/01/21	320	320,331
Berkshire Hathaway, Inc., 3.13%, 03/15/26	2,355	2,295,364
Chubb INA Holdings, Inc., 3.35%, 05/15/24	660	659,276
Fidelity National Financial, Inc., 5.50%, 09/01/22	385	415,703
Markel Corp., 5.35%, 06/01/21	400	423,912
Marsh & McLennan Cos., Inc.:
2.35%, 09/10/19	880	875,019
3.30%, 03/14/23	175	174,435
3.75%, 03/14/26	1,000	999,655
Willis Group Holdings PLC, 5.75%, 03/15/21	350	372,490
Willis North America, Inc., 3.60%, 05/15/24	900	885,319

		9,064,500
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc., 2.80%, 08/22/24(a)	440	426,934

4

Schedule of Investments (unaudited) (continued) March 31, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Internet Software & Services — 1.1%
Baidu, Inc.:
3.25%, 08/06/18	$2,060	$2,062,569
3.88%, 09/29/23	935	934,366
Booking Holdings, Inc., 3.60%, 06/01/26	1,745	1,714,298
eBay, Inc.:
2.20%, 08/01/19	1,600	1,586,515
2.75%, 01/30/23	1,000	965,561
Equinix, Inc.:
5.38%, 01/01/22	555	571,650
5.75%, 01/01/25	430	447,200
VeriSign, Inc., 4.63%, 05/01/23	415	414,357

		8,696,516
IT Services — 1.6%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19	1,795	1,782,617
2.80%, 06/06/23	200	193,392
3.60%, 11/28/24	1,445	1,433,852
3.40%, 12/06/27	2,460	2,334,798
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26	720	695,127
CBOE Holdings, Inc., 3.65%, 01/12/27	300	292,352
DXC Technology Co.:
2.88%, 03/27/20	50	49,722
4.25%, 04/15/24	1,020	1,047,500
4.75%, 04/15/27	2,000	2,074,829
Fidelity National Information Services, Inc., 3.63%, 10/15/20	714	722,969
Verisk Analytics, Inc., 4.00%, 06/15/25	1,200	1,207,677
Xerox Corp., 3.63%, 03/15/23	800	781,187

		12,616,022
Media — 1.1%
21st Century Fox America, Inc.:
6.40%, 12/15/35	200	252,679
6.15%, 02/15/41	175	220,216
Altice Financing SA, 6.63%, 02/15/23(a)	480	475,200
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20	395	396,112
4.91%, 07/23/25	1,350	1,379,573
3.75%, 02/15/28	1,700	1,562,191
6.48%, 10/23/45	600	658,612
DISH DBS Corp.:
7.88%, 09/01/19	780	815,100
6.75%, 06/01/21	360	362,250
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 02/15/22	260	264,550
Time Warner Cable, Inc., 5.00%, 02/01/20	680	698,411
Time Warner, Inc.:
2.10%, 06/01/19	1,220	1,209,022
3.60%, 07/15/25	375	364,905
2.95%, 07/15/26	725	663,987

		9,322,808
Metals & Mining — 0.4%
Southern Copper Corp., 5.88%, 04/23/45	500	564,853
Vale Overseas Ltd.:
4.38%, 01/11/22	47	48,222
6.25%, 08/10/26	2,500	2,800,000

		3,413,075
Multi-Utilities — 0.3%
Dominion Energy, Inc., 2.58%, 07/01/20	170	167,853
Dominion Resources, Inc.:
6.40%, 06/15/18	330	332,474
4.45%, 03/15/21	630	649,538

Security	Par (000)	Value
Multi-Utilities (continued)
National Fuel Gas Co., 3.95%, 09/15/27	$1,300	$1,260,631
Sempra Energy, 2.90%, 02/01/23	225	220,103

		2,630,599
Office Supplies & Equipment — 0.7%
VMware, Inc.:
2.30%, 08/21/20	390	379,338
2.95%, 08/21/22	3,550	3,402,149
3.90%, 08/21/27	2,200	2,082,605

		5,864,092
Oil, Gas & Consumable Fuels — 2.6%
Andeavor, 3.80%, 04/01/28	1,085	1,035,018
BP Capital Markets PLC:
2.24%, 05/10/19	900	895,651
2.11%, 09/16/21	1,040	1,005,156
Buckeye Partners LP:
2.65%, 11/15/18	1,460	1,456,357
4.15%, 07/01/23	234	235,302
4.35%, 10/15/24	580	578,090
Canadian Natural Resources Ltd., 2.95%, 01/15/23	365	354,417
Concho Resources, Inc., 4.38%, 01/15/25	1,000	1,013,066
Enable Midstream Partners LP:
3.90%, 05/15/24	500	487,793
4.40%, 03/15/27	100	97,870
Energy Transfer LP, 9.70%, 03/15/19	262	277,888
Energy Transfer Partners LP, 9.00%, 04/15/19	123	130,136
Kinder Morgan, Inc., 3.05%, 12/01/19	265	264,315
MPLX LP, 4.88%, 06/01/25	2,000	2,088,303
ONEOK Partners LP, 6.13%, 02/01/41	800	911,442
Petroleos Mexicanos:
4.88%, 01/24/22	400	409,960
4.63%, 09/21/23	635	636,327
5.35%, 02/12/28(a)	665	655,956
6.38%, 01/23/45	660	641,520
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24	900	968,742
5.88%, 06/30/26	500	546,500
5.00%, 03/15/27	500	519,455
Statoil ASA, 2.75%, 11/10/21	1,680	1,664,513
Valero Energy Corp., 3.40%, 09/15/26	2,125	2,038,892
Williams Partners LP:
4.30%, 03/04/24	1,900	1,925,960
3.90%, 01/15/25	450	445,664
4.00%, 09/15/25	100	98,391

		21,382,684
Paper & Forest Products — 0.2%
Masco Corp., 3.50%, 11/15/27	1,725	1,637,582

Pharmaceuticals — 2.0%
Abbott Laboratories, 3.75%, 11/30/26	2,000	1,989,294
AbbVie, Inc., 2.50%, 05/14/20	490	483,660
CVS Health Corp.:
3.35%, 03/09/21	1,265	1,271,885
4.10%, 03/25/25	1,790	1,802,619
Johnson & Johnson:
2.95%, 03/03/27	2,530	2,457,765
3.40%, 01/15/38	1,275	1,225,961
Novartis Capital Corp., 3.10%, 05/17/27	1,500	1,464,599
Pfizer, Inc.:
3.00%, 12/15/26	1,000	968,453
7.20%, 03/15/39	500	720,523
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	2,500	2,458,740

5

Schedule of Investments (unaudited) (continued) March 31, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
Zoetis, Inc.:
3.45%, 11/13/20	$355	$357,490
3.00%, 09/12/27	1,000	937,003

		16,137,992
Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc., 2.75%, 01/15/20	1,190	1,184,556
American Tower Corp.:
3.40%, 02/15/19	538	539,919
2.80%, 06/01/20	1,190	1,181,234
5.05%, 09/01/20	400	416,323
3.45%, 09/15/21	740	741,424
4.70%, 03/15/22	1,000	1,043,619
3.50%, 01/31/23	1,400	1,391,964
3.38%, 10/15/26	1,100	1,029,258
Corrections Corp. of America:
4.13%, 04/01/20	760	761,900
4.63%, 05/01/23	735	729,487
Crown Castle International Corp., 2.25%, 09/01/21	275	265,064
Senior Housing Properties Trust, 3.25%, 05/01/19	1,600	1,601,170
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 09/17/19(a)	655	651,874

		11,537,792
Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc., 3.30%, 04/01/27	685	673,082
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 01/15/20	1,700	1,676,280
3.00%, 01/15/22	1,700	1,668,119
3.63%, 01/15/24	700	688,611
3.13%, 01/15/25	1,040	983,122
3.88%, 01/15/27	500	486,292
Intel Corp., 2.88%, 05/11/24	1,700	1,661,942
KLA-Tencor Corp., 3.38%, 11/01/19	280	282,100
Maxim Integrated Products, Inc., 3.45%, 06/15/27	1,160	1,121,407
NVIDIA Corp., 3.20%, 09/16/26	1,765	1,701,235
Xilinx, Inc., 2.95%, 06/01/24	345	331,037

		11,273,227
Software — 0.3%
Activision Blizzard, Inc., 2.30%, 09/15/21	200	193,275
Citrix Systems, Inc., 4.50%, 12/01/27	800	794,733
Electronic Arts, Inc., 4.80%, 03/01/26	602	644,796
Microsoft Corp., 2.88%, 02/06/24	730	717,358

		2,350,162
Specialty Retail — 0.0%
Home Depot, Inc., 5.40%, 09/15/40	200	243,258

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.:
3.00%, 02/09/24	290	286,729
3.00%, 06/20/27	925	891,705
Dell International LLC/EMC Corp., 3.48%, 06/01/19(a)	300	301,357
Hewlett Packard Enterprise Co.:
2.10%, 10/04/19(a)	455	449,004
3.60%, 10/15/20	1,000	1,009,251
4.90%, 10/15/25	1,000	1,038,252
HP, Inc., 2.75%, 01/14/19	1,300	1,299,907
Seagate HDD Cayman, 4.25%, 03/01/22(a)	960	949,371

		6,225,576
Tobacco — 1.1%
Altria Group, Inc.:
2.63%, 09/16/26	1,000	922,487

Security	Par(000)/ Shares	Value
Tobacco (continued)
5.38%, 01/31/44	$535	$614,578
3.88%, 09/16/46	350	327,004
BAT Capital Corp.(a):
2.30%, 08/14/20	1,205	1,181,442
2.76%, 08/15/22	1,070	1,034,952
3.22%, 08/15/24	1,000	964,124
Philip Morris International, Inc.:
2.00%, 02/21/20	600	591,088
6.38%, 05/16/38	760	979,208
Reynolds American, Inc.:
2.30%, 06/12/18	2,020	2,018,973
3.25%, 06/12/20	127	127,012
4.00%, 06/12/22	305	310,279

		9,071,147
Wireless Telecommunication Services — 0.8%
American Tower Corp.:
2.25%, 01/15/22	960	918,011
3.00%, 06/15/23	1,000	965,821
3.60%, 01/15/28	500	474,730
Crown Castle International Corp.:
4.88%, 04/15/22	830	872,031
5.25%, 01/15/23	400	425,060
3.20%, 09/01/24	1,500	1,438,189
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(a):
3.36%, 03/20/23	578	573,891
4.74%, 03/20/25	1,200	1,204,500

		6,872,233

Total Corporate Bonds — 45.1% (Cost — $373,337,574)		368,578,336

Foreign Agency Obligations — 0.6%
Indonesia Government International Bond, 3.50%, 01/11/28	1,600	1,530,713
Mexico Government International Bond:
3.50%, 01/21/21	865	873,650
4.15%, 03/28/27	1,325	1,339,575
6.75%, 09/27/34	720	895,450
Uruguay Government International Bond, 5.10%, 06/18/50	500	512,500

Total Foreign Agency Obligations — 0.6% (Cost — $5,179,784)		5,151,888

Investment Companies — 3.1%
iShares iBoxx USD High Yield Corporate Bond ETF(i)	300,000	25,692,000

Total Investment Companies — 3.1% (Cost — $ 26,145,906)		25,692,000

Non-Agency Mortgage-Backed Securities — 5.5%
Collateralized Mortgage Obligations — 3.5%
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 02/25/21	12	12,044
Citigroup Mortgage Loan Trust, Series 2014-A, Class A, 4.00%, 01/25/35(a)(d)	132	135,471
Fannie Mae Connecticut Avenue Securities:
Series 2013-C01, Class M1, (1 mo. LIBOR US + 2.00%), 3.87%, 10/25/23(b)	519	522,086
Series 2014-C01, Class M1, (1 mo. LIBOR US + 1.60%), 3.47%, 01/25/24(b)	270	271,835
Series 2014-C02, Class 1M1, (1 mo. LIBOR US + 0.95%), 2.82%, 05/25/24(b)	594	595,747
Series 2016-C02, Class 1M1, (1 mo. LIBOR US + 2.15%), 4.02%, 09/25/28(b)	670	675,241

6

Schedule of Investments (unaudited) (continued) March 31, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2016-C07, Class 2M1, (1 mo. LIBOR US + 1.30%), 3.17%, 05/25/29(b)	$1,132	$1,136,798
Series 2017-C02, Class 1M1, (1 mo. LIBOR US + 1.15%), 3.02%, 09/25/29(b)	1,970	1,983,595
Series 2017-C05, Class 1M1, (1 mo. LIBOR US + 0.55%), 2.42%, 01/25/30(b)	2,950	2,948,308
Series 2017-C06, Class 2M1, 2.62%, 02/25/30(d)	417	417,137
Series 2017-C07, Class 2M1, 2.52%, 05/25/30(d)	2,849	2,849,620
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA1, Class M2, (1 mo. LIBOR US + 2.90%), 4.77%, 07/25/28(b)	460	471,960
Series 2017-HQA2, Class M1, (1 mo. LIBOR US + 0.80%), 2.67%, 12/25/29(b)	1,890	1,895,324
Series 2017-HQA3, Class M1, 2.42%, 04/25/30(d)	1,716	1,716,370
Series 2013-DN1, Class M1, (1 mo. LIBOR US + 3.40%), 5.27%, 07/25/23(b)	426	429,632
Series 2014-DN2, Class M2, (1 mo. LIBOR US + 1.65%), 3.52%, 04/25/24(b)	1,467	1,487,976
Series 2014-HQ1, Class M2, (1 mo. LIBOR US + 2.50%), 4.37%, 08/25/24(b)	497	500,745
Series 2015-HQ1, Class M3, (1 mo. LIBOR US + 3.80%), 5.67%, 03/25/25(b)	860	928,336
Series 2015-HQA1, Class M2, (1 mo. LIBOR US + 2.65%), 4.52%, 03/25/28(b)	1,957	1,996,630
Series 2016-HQA1, Class M1, (1 mo. LIBOR US + 1.75%), 3.62%, 09/25/28(b)	44	44,433
Series 2016-HQA3, Class M1, (1 mo. LIBOR US + 0.80%), 2.67%, 03/25/29(b)	692	692,998
Series 2017-DNA1, Class M1, (1 mo. LIBOR US + 1.20%), 3.07%, 07/25/29(b)	3,985	4,019,544
Series 2017-DNA3, Class M1, 2.62%, 03/25/30(d)	1,618	1,623,174
Nomura Resecuritization Trust, Series 2014-1R, Class 5A1, (1 mo. LIBOR US + 0.15%), 1.77%, 10/26/36(a)(b)	95	94,869
RALI Trust, Series 2004-QS9, Class A1, 5.00%, 06/25/19	11	11,103
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.82%, 08/15/50	1,210	1,236,831

		28,697,807
Commercial Mortgage-Backed Securities — 2.0%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class B, 4.37%, 09/15/48(d)	360	369,593
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.62%, 02/10/49	550	553,176
Commercial Mortgage Trust:
Series 2013-CR11, Class B, 5.16%, 08/10/50(d)	380	403,077
Series 2013-LC6, Class AM, 3.28%, 01/10/46	400	398,000
Series 2014-CR17, Class A5, 3.98%, 05/10/47	670	693,447
DBJPM Mortgage Trust, Series 2016-C1, Class B, 4.20%, 05/10/49(d)	330	336,648
GS Mortgage Securities Corp. II, Series 2015-GC30, Class B, 4.01%, 05/10/50(d)	300	300,439
GS Mortgage Securities Trust:
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45	280	287,937
Series 2013-GC13, Class A5, 4.06%, 07/10/46(d)	170	177,792
Series 2013-GC16, Class A3, 4.24%, 11/10/46	480	501,458
Series 2014-GC20, Class A5, 4.00%, 04/10/47	730	754,600
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class A4, 4.13%, 08/15/46(d)	430	448,522
Series 2013-C14, Class AS, 4.41%, 08/15/46(d)	240	249,249
Series 2013-C17, Class A4, 4.20%, 01/15/47	750	782,593
Series 2014-C19, Class A4, 4.00%, 04/15/47	1,320	1,366,659

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-C22, Class A4, 3.80%, 09/15/47	$1,270	$1,300,562
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 08/15/46	279	286,837
Series 2012-CBX, Class AS, 4.27%, 06/15/45	350	360,166
Morgan Stanley Bank of America Merrill Lynch Trust, Class A4:
Series 2013-C10, 4.08%, 07/15/46(d)	470	488,251
Series 2013-C13, 4.04%, 11/15/46	460	476,800
Series 2015-C20, 3.25%, 02/15/48	1,040	1,026,583
Morgan Stanley Capital I Trust, Class A4:
Series 2012-C4, 3.24%, 03/15/45	680	681,001
Series 2015-MS1, 3.78%, 05/15/48(d)	550	560,582
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	505	498,335
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class AS, 3.81%, 12/15/47	510	517,307
WF-RBS Commercial Mortgage Trust:
Series 2012-C08, Class AS, 3.66%, 08/15/45	640	644,250
Series 2012-C10, Class AS, 3.24%, 12/15/45	460	453,959
Series 2013-C18, Class A5, 4.16%, 12/15/46(d)	570	594,217
Series 2014-C23, Class A4, 3.65%, 10/15/57	330	334,376

		15,846,416

Total Non-Agency Mortgage-Backed Securities — 5.5% (Cost — $45,052,165)		44,544,223

U.S. Government Sponsored Agency Securities — 39.5%
Agency Obligations — 0.3%
Fannie Mae, 6.63%, 11/15/30	700	958,432
Federal Farm Credit Banks, 3.13%, 02/06/30	800	792,015
Federal Home Loan Bank, 5.00%, 09/28/29	500	588,900

		2,339,347
Collateralized Mortgage Obligations — 3.0%
Fannie Mae Connecticut Avenue Securities:
Series 2018-C02, Class 2M1, 2.52%, 08/25/30(b)	3,207	3,208,532
Series 2017-C06, Class 1M1, 2.62%, 02/25/30(b)	760	760,732
Series 2017-C04, Class 2M1, (1 mo. LIBOR US + 0.85%), 2.72%, 11/25/29(b)	2,232	2,241,050
Series 2017-C01, Class 1M1, (1 mo. LIBOR US + 1.30%), 3.17%, 07/25/29(b)	1,480	1,491,541
Series 2016-C05, Class 2M1, (1 mo. LIBOR US + 1.35%), 3.22%, 01/25/29(b)	1,268	1,274,157
Series 2016-C04, Class 1M1, (1 mo. LIBOR US + 1.45%), 3.32%, 01/25/29(b)	2,722	2,743,708
Series 2016-C03, Class 2M1, (1 mo. LIBOR US + 2.20%), 4.07%, 10/25/28(b)	1,350	1,359,633
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 4.07%, 01/25/30(b)	1,103	1,138,483
Series 2017-C07, Class 2M2A, 4.37%, 05/25/30(b)	1,225	1,262,467
Series 2014-C02, Class 2M2, (1 mo. LIBOR US + 2.60%), 4.47%, 05/25/24(b)	2,100	2,221,974
Series 2014-C03, Class 2M2, (1 mo. LIBOR US + 2.90%), 4.77%, 07/25/24(b)	1,936	2,062,742
Series 2014-C01, Class M2, (1 mo. LIBOR US + 4.40%), 6.27%, 01/25/24(b)	1,090	1,244,315
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 6.32%, 01/25/29(b)	490	547,814
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 4.90%), 6.77%, 11/25/24(b)	1,056	1,209,185
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DN1, Class M3, (1 mo. LIBOR US + 4.15%), 6.02%, 01/25/25(b)	2,161	2,332,469

		25,098,802

7

Schedule of Investments (unaudited) (continued) March 31, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Mortgage-Backed Securities — 1.1%
Fannie Mae, Series 2017-M4, Class A2, 2.60%, 12/25/26(d)	$1,870	$1,784,802
Freddie Mac, Series K031, 3.30%, 04/25/23(d)	281	285,769
Freddie Mac Multifamily Structured Pass-Through Certificates, Class A2:
Series K056, 2.53%, 05/25/26	1,480	1,413,427
Series K057, 2.57%, 07/25/26	2,890	2,765,297
Series K025, 2.68%, 10/25/22	900	891,690
Series K062, 3.41%, 12/25/26	1,640	1,664,314

		8,805,299
Mortgage-Backed Securities — 35.1%
Fannie Mae Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.53%), 1.93%, 5/01/43(b)	120	123,558
(12 mo. LIBOR US + 1.53%), 2.00%, 4/01/43(b)	62	63,925
(12 mo. LIBOR US + 1.54%), 2.04%, 6/01/43(b)	203	202,573
2.50%, 09/01/28 - 04/01/45	588	557,777
(12 mo. LIBOR US + 1.77%), 2.74%, 1/01/42(b)	103	107,253
3.00%, 08/01/27 - 04/01/48(e)(g)	12,791	12,541,141
(12 mo. LIBOR US + 1.82%), 3.29%, 9/01/41(b)	94	98,326
(12 mo. LIBOR US + 1.72%), 3.47%, 4/01/40(b)	22	23,176
3.50%, 11/01/31 - 04/01/48(e)(g)	34,361	34,503,594
(12 mo. LIBOR US + 1.76%), 3.52%, 8/01/41(b)	113	117,334
(12 mo. LIBOR US + 1.81%), 3.67%, 2/01/42(b)	7	7,789
4.00%, 08/01/25 - 04/01/48(g)	32,308	33,238,034
4.50%, 07/01/25 - 04/01/48(g)	19,974	21,009,659
5.00%, 09/01/18 - 04/01/48(e)(g)	26,930	28,803,711
5.50%, 09/01/19 - 08/01/37	1,461	1,597,869
6.00%, 11/01/22 - 08/01/38	899	1,005,080
6.50%, 12/01/30 - 12/01/32	1,146	1,283,949
Freddie Mac Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.50%), 1.74%, 6/01/43(b)	42	43,204
(12 mo. LIBOR US + 1.65%), 2.45%, 5/01/43(b)	148	146,542
(12 mo. LIBOR US + 1.60%), 2.51%, 8/01/43(b)	69	68,013
3.00%, 05/01/27 - 04/01/48(g)	2,896	2,865,764
(12 mo. LIBOR US + 1.89%), 3.23%, 7/01/41(b)	85	88,415
3.50%, 03/01/32 - 04/01/48(e)(g)	21,969	22,049,783
(12 mo. LIBOR US + 1.75%), 3.50%, 4/01/38(b)	217	227,005
(12 mo. LIBOR US + 1.78%), 3.54%, 8/01/41(b)	84	87,438
(12 mo. LIBOR US + 1.90%), 3.65%, 1/01/42(b)	3	3,629
(12 mo. LIBOR US + 1.75%), 3.71%, 2/01/40(b)	142	147,492
4.00%, 03/01/26 - 04/01/48(e)(g)	22,233	22,841,513
4.50%, 08/01/20 - 04/01/48(g)	19,750	20,719,035
5.00%, 10/01/20 - 04/01/48(g)	3,331	3,550,707
5.50%, 05/01/34 - 04/01/48(g)	812	890,169
6.00%, 09/01/36 - 01/01/38	335	373,895
6.50%, 05/01/21 - 07/01/32	475	539,186
Ginnie Mae Mortgage-Backed Securities:
3.00%, 06/20/46 - 04/01/48(e)(g)	5,753	5,661,899
3.50%, 01/15/41 - 04/01/48(e)(g)	29,068	29,360,304
4.00%, 09/15/40 - 04/01/48(g)	16,840	17,354,014
4.50%, 03/15/39 - 04/01/48(g)	18,787	19,607,099
5.00%, 10/20/39 - 04/01/48(g)	3,243	3,460,655
5.50%, 06/15/34 - 07/20/40	1,044	1,136,109
6.00%, 09/20/38 - 10/20/38	294	327,132

		286,833,750

Total U.S. Government Sponsored Agency Securities — 39.5% (Cost — $324,670,256)		323,077,198

Total Long-Term Investments — 108.6% (Cost — $895,361,615)		887,645,741

Security	Shares/ Par(000)	Value
Short-Term Securities — 12.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.85%(f)(h)(i)	$98,854,334	$98,854,334
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%(h)(i)	100,000	100,000

Total Short-Term Securities — 12.1% (Cost — $98,964,025)		98,954,334

Total Investments Before TBA Sale Commitments — 120.7% (Cost — $994,325,640)		986,600,075

TBA Sale Commitments — (5.0%)(g)
Mortgage-Backed Securities
Fannie Mae Mortgage-Backed Securities:
3.00%, 04/17/33 - 04/12/48	6,326	(6,261,269)
3.50%, 04/17/33 - 04/12/48	8,111	(8,156,097)
2.50%, 04/12/48	375	(353,203)
4.00%, 04/12/48	7,600	(7,797,169)
4.50%, 04/12/48	550	(575,867)
5.00%, 04/12/48	1,932	(2,063,014)
5.50%, 04/12/33	125	(135,469)
Freddie Mac Mortgage-Backed Securities:
3.00%, 04/17/33	199	(198,689)
3.50%, 04/17/33 - 04/12/48	5,451	(5,482,697)
4.00%, 04/12/48	2,666	(2,735,566)
Ginnie Mae Mortgage-Backed Securities:
2.50%, 04/19/48	125	(118,985)
3.00%, 04/19/48	245	(240,904)
3.50%, 04/19/48	5,331	(5,378,479)
4.50%, 04/19/48	500	(518,047)
5.50%, 04/19/48	675	(718,242)

		(40,733,697)

Total TBA Sale Commitments — (5.0%) (Proceeds — $40,605,328)		(40,733,697)

Total Investments, Net of TBA Sale Commitments — 115.7% (Cost — $953,720,312)		945,866,378
Liabilities in Excess of Other Assets — (15.7)%		(128,018,467)

Net Assets — 100.0%		$817,847,911

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Floating rate security. Rate shown is the rate in effect as of period end.
(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	When-issued security.
(f)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(g)	Represents or includes a TBA transaction.
(h)	Annualized 7-day yield as of period end.

8

Schedule of Investments (unaudited) (continued) March 31, 2018	CoreAlpha Bond Master Portfolio

(i)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/2017	Shares Purchased		Shares Sold	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	79,196,030	19,658,304	(b)	—	98,854,334	$98,854,334	$351,483	(c)	$(3,349)	$(5,873)
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		—	100,000	100,000	332		—	—
iShares iBoxx USD High Yield Corporate Bond ETF	300,000	—		—	300,000	25,692,000	212,269		—	(486,000)

						$124,646,334	$564,084		$(3,349)	$(491,873)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expense, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ABS — Asset-Backed Security

CAD — Canadian Dollar

CBOE — Chicago Board Options Exchange

ETF — Exchange-Traded Fund

GBP — British Pound

OTC — Over-the-Counter

S&P — S&P Global Ratings

USD — U.S. Dollar

VA — Department of Veterans Affairs

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Euro Bund	198	06/07/18	$38,842	$431,119
Euro OAT	35	06/07/18	6,658	82,642
Long Term Euro BTP	11	06/07/18	1,879	11,298
10-Year Australian Treasury Bonds	212	06/15/18	21,105	330,661
10-Year U.S. Treasury Note	92	06/20/18	11,145	65,317
Long U.S. Treasury Bond	166	06/20/18	24,340	678,909
Ultra Long U.S. Treasury Bond	450	06/20/18	72,211	2,281,877
5-Year U.S. Treasury Note	596	06/29/18	68,219	248,453

				$4,130,276

9

Schedule of Investments (unaudited) (continued) March 31, 2018	CoreAlpha Bond Master Portfolio

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year Canadian Bond	323	06/20/18	$33,412	$(628,536)
10-Year U.S. Ultra Long Treasury Note	130	06/20/18	16,882	(243,713)
Long Gilt Future	125	06/27/18	21,540	(301,636)
2-Year U.S. Treasury Note	22	06/29/18	4,677	(2,671)

				(1,176,556)

				$2,953,720

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	61,915	CAD	80,000	Morgan Stanley & Co. International PLC	06/07/18	$(210)
USD	55,768	GBP	40,000	Barclays Bank PLC	06/07/18	(490)
USD	70,070	GBP	50,000	Deutsche Bank AG	06/07/18	(251)

						$(951)

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Obligation/Index	Financing Rate Received by the Master Portfolio	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Dow Jones Markit CDX North America High Yield Index, Series 29, Version 1	5.00%	Quarterly	12/20/22	B+	USD	12,725	$848,880	$1,013,119	$(164,239)
Markit iTraxx XO, Series 29, Version 1	5.00%	Quarterly	06/20/23	BB-	EUR	14,041	1,784,140	1,679,428	104,712

							$2,633,020	$2,692,547	$(59,527)

(a)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Inflation Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
Change in Return of the consumer Price Index for All Urban Consumers	At termination	2.03	At termination	03/15/18	12/19/22	USD	15,180	$157,553	$548	$157,005
Change in Return of the consumer Price Index for All Urban Consumers	At termination	2.14	At termination	02/16/18	02/15/23	USD	15,800	74,823	570	74,253

								$232,376	$1,118	$231,258

10

Schedule of Investments (unaudited) (continued) March 31, 2018	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
(0.03)%	Annual	6-Month EURIBOR, (0.27%)	Semi-annual	06/07/18	06/07/20	EUR	31,505	$(62,242)	$1,469	$(63,711)
(0.04)	Annual	6-Month EURIBOR, (0.27%)	Semi-annual	06/07/18	06/07/20	EUR	128,120	(213,079)	(20,185)	(192,894)
3-Month LIBOR, 2.32%	Quarterly	2.65	Semi-annual	06/07/18	06/07/20	USD	110,410	84,943	77,717	7,226
6-Month LIBOR, 0.83%	Semi-annual	1.15	Semi-annual	06/07/18	06/07/20	GBP	28,565	(26,885)	15,897	(42,782)
(0.09)	Annual	6-Month EURIBOR, (0.27%)	Semi-annual	06/07/18	06/07/20	EUR	28,350	(12,579)	(715)	(11,864)
(0.09)	Annual	6-Month EURIBOR, (0.27%)	Semi-annual	06/07/18	06/07/20	EUR	14,420	(6,594)	307	(6,901)
2.83	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	06/07/18	06/07/23	USD	16,665	(84,838)	(3,469)	(81,369)
6-Month EURIBOR, (0.27%)	Semi-annual	0.59	Annual	06/07/18	06/07/23	EUR	37,566	400,015	5,919	394,096
6-Month LIBOR, 0.83%	Semi-annual	1.48	Semi-annual	06/07/18	06/07/23	GBP	11,830	83,716	7,622	76,094
0.54	Annual	6-Month EURIBOR, (0.27%)	Semi-annual	06/07/18	06/07/23	EUR	12,490	(98,278)	(9,772)	(88,506)
6-Month EURIBOR, (0.27%)	Semi-annual	0.54	Annual	06/07/18	06/07/23	EUR	127,260	1,001,342	99,333	902,009
6-Month EURIBOR, (0.27%)	Semi-annual	0.54	Annual	06/07/18	06/07/23	EUR	51,870	408,137	40,487	367,650
2.80	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	06/07/18	06/07/23	USD	78,470	(307,332)	(77,931)	(229,401)
6-Month LIBOR, 0.83%	Semi-annual	1.42	Semi-annual	06/07/18	06/07/23	GBP	22,590	68,083	54,541	13,542
0.14	Semi-annual	6-Month JPY LIBOR, 2.45%	Semi-annual	06/07/18	06/07/23	JPY	3,480,000	(23,433)	669	(24,102)
1.45	Semi-annual	6-Month LIBOR, 0.83%	Semi-annual	06/07/18	06/07/23	GBP	28,925	(138,726)	(27,687)	(111,039)
3-Month LIBOR, 2.32%	Quarterly	2.79	Semi-annual	06/07/18	06/07/23	USD	16,100	54,018	312	53,706
6-Month EURIBOR, (0.27%)	Semi-annual	0.48	Annual	06/07/18	06/07/23	EUR	11,300	41,517	2,043	39,474
6-Month EURIBOR, (0.27%)	Semi-annual	0.49	Annual	06/07/18	06/07/23	EUR	13,760	65,182	347	64,835
6-Month EURIBOR, (0.27%)	Semi-annual	0.49	Annual	06/07/18	06/07/23	EUR	5,880	27,854	148	27,706
1.44	Semi-annual	6-Month EURIBOR, (0.27%)	Semi-annual	06/07/18	06/07/23	GBP	14,800	(65,913)	(12,028)	(53,885)
7.60	Monthly	MXN 28D TIIE, 7.85%	Monthly	09/19/18	09/13/23	MXN	40,340	(22,213)	39	(22,252)
6-Month WIBOR, 1.68%	Semi-annual	2.62	Annual	09/19/18	09/19/23	PLN	50,440	78,713	269	78,444
6-Month EURIBOR, (0.27%)	Semi-annual	0.64	Annual	09/19/18	09/19/23	EUR	20,760	177,862	31,245	146,617
6-Month LIBOR, 0.83%	Semi-annual	1.50	Semi-annual	09/19/18	09/19/23	GBP	8,360	47,190	6,457	40,733
3-Month STIBOR, (0.36)%	Quarterly	0.79	Annual	09/19/18	09/19/23	SEK	15,620	11,279	39	11,240
0.15	Semi-annual	6-Month JPY LIBOR, 2.45%	Semi-annual	09/19/18	09/19/23	JPY	276,000	(1,991)	53	(2,044)
7.30	Quarterly	3-Month BA, 6.87%	Quarterly	09/19/18	09/19/23	ZAR	51,040	(12,106)	88	(12,194)
6-Month LIBOR, 2.45%	Semi-annual	2.54	Semi-annual	09/19/18	09/19/23	CAD	4,480	16,131	70	16,061
2.86	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/19/18	09/19/23	USD	16,030	(80,680)	327	(81,007)
3-Month HIBOR, 1.21%	Quarterly	2.62	Quarterly	09/19/18	09/19/23	HKD	21,210	1,950	49	1,901

11

Schedule of Investments (unaudited) (continued) March 31, 2018	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.30	Quarterly	3-Month BA, 6.87%	Quarterly	09/19/18	09/19/23	ZAR	119,050	$(26,198)	$203	$(26,401)
2.90	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	09/19/18	09/19/23	USD	2,230	(15,472)	45	(15,517)
3-Month HIBOR, 1.21%	Quarterly	2.69	Quarterly	09/19/18	09/19/23	HKD	16,800	9,220	39	9,181
2.98	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	06/07/18	06/07/28	USD	490	(8,183)	(107)	(8,076)
1.22	Annual	6-Month EURIBOR, (0.27%)	Semi-annual	06/07/18	06/07/28	EUR	19,742	(526,998)	(4,694)	(522,304)
1.72	Semi-annual	6-Month LIBOR, 0.83%	Semi-annual	06/07/18	06/07/28	GBP	6,235	(175,275)	(5,636)	(169,639)
1.15	Annual	6-Month EURIBOR, (0.27%)	Semi-annual	06/07/18	06/07/28	EUR	86,590	(1,550,499)	(139,845)	(1,410,654)
3-Month LIBOR, 2.32%	Quarterly	2.91	Semi-annual	06/07/18	06/07/28	USD	360	4,043	635	3,408
1.63	Semi-annual	6-Month LIBOR, 0.83%	Semi-annual	06/07/18	06/07/28	GBP	23,920	(384,554)	(109,223)	(275,331)
6-Month JPY LIBOR, 0.02%	Semi-annual	0.34	Semi-annual	06/07/18	06/07/28	JPY	1,749,000	42,739	381	42,358
6-Month LIBOR, 0.83%	Semi-annual	1.67	Semi-annual	06/07/18	06/07/28	GBP	15,165	316,120	20,027	296,093
2.88	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	06/07/18	06/07/28	USD	9,220	(75,076)	301	(75,377)
2.88	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	06/07/18	06/07/28	USD	8,580	(69,865)	280	(70,145)
6-Month EURIBOR, (0.27%)	Semi-annual	1.06	Annual	06/07/18	06/07/28	EUR	510	3,962	90	3,872
1.08	Annual	6-Month EURIBOR, (0.27%)	Semi-annual	06/07/18	06/07/28	EUR	7,190	(72,364)	205	(72,569)
6-Month LIBOR, 0.83%	Semi-annual	1.58	Semi-annual	06/07/18	06/07/28	GBP	7,700	72,290	13,368	58,922
6-Month EURIBOR, (0.27%)	Semi-annual	1.66	Annual	06/07/18	06/07/48	EUR	2,720	137,364	782	136,582
3-Month LIBOR, 2.32%	Quarterly	3.02	Semi-annual	06/07/18	06/07/48	USD	4,110	170,547	1,302	169,245
6-Month EURIBOR, (0.27%)	Semi-annual	1.69	Annual	06/07/18	06/07/48	EUR	2,540	155,363	992	154,371
6-Month EURIBOR, (0.27%)	Semi-annual	1.63	Annual	06/07/18	06/07/48	EUR	8,000	336,406	32,845	303,561
3-Month LIBOR, 2.32%	Quarterly	2.96	Semi-annual	06/07/18	06/07/48	USD	7,010	198,792	12,519	186,273
6-Month LIBOR, 0.83%	Semi-annual	1.67	Semi-annual	06/07/18	06/07/48	GBP	4,660	276,571	48,322	228,249
1.72	Semi-annual	6-Month LIBOR, 0.83%	Semi-annual	06/07/18	06/07/48	GBP	2,370	(178,187)	(3,472)	(174,715)
1.57	Annual	6-Month EURIBOR, (0.27%)	Semi-annual	06/07/18	06/07/48	EUR	2,706	(64,852)	(16,143)	(48,709)
3-Month LIBOR, 2.32%	Quarterly	2.92	Semi-annual	06/07/18	06/07/48	USD	3,960	81,251	(28)	81,279
1.55	Annual	6-Month EURIBOR, (0.27%)	Semi-annual	06/07/18	06/07/48	EUR	2,683	(44,335)	(1,509)	(42,826)

								$23,853	$45,339	$(21,486)

12

Schedule of Investments (unaudited) (continued) March 31, 2018	CoreAlpha Bond Master Portfolio

OTC Interest Rate Swaps

Paid by the Master Portfolio		Received by the Master Portfolio
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
2.29%	Semi-annual	6-Month SIBOR, (0.36)%	Semi-annual	Deutsche Bank AG	09/19/18	09/19/23	SGD	18,310	$(16,260)	—	$(16,260)
3-Month KRW CDC, 1.65%	Quarterly	2.36%	Quarterly	Bank of America N.A.	09/19/18	09/19/23	KRW	8,298,500	28,682	—	28,682

									$12,422	—	$12,422

(a)	Forward swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2018, the following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$120,602,096	$—	$120,602,096
Corporate Bonds	—	368,578,336	—	368,578,336
Foreign Agency Obligations	—	5,151,888	—	5,151,888
Investment Companies	25,692,000	—	—	25,692,000
Non-Agency Mortgage-Backed Securities	—	44,544,223	—	44,544,223
U.S. Government Sponsored Agency Securities	—	323,077,198	—	323,077,198
Short-Term Securities	98,954,334	—	—	98,954,334

	$124,646,334	$861,953,741	$—	$986,600,075

Liabilities:
Investments:
TBA Sale Commitments	$—	$(40,733,697)	$—	$(40,733,697)

	$124,646,334	$821,220,044	$—	$945,866,378

13

Schedule of Investments (unaudited) (continued) March 31, 2018	CoreAlpha Bond Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$104,712	$—	$104,712
Interest rate contracts	4,130,276	3,943,410	—	8,073,686
Other contracts	—	231,258	—	231,258
Liabilities:
Credit contracts	—	(164,239)	—	(164,239)
Foreign currency exchange contracts	—	(951)	—	(951)
Interest rate contracts	(1,176,556)	(3,952,474)	—	(5,129,030)

Total	$2,953,720	$161,716	$—	$3,115,436

(a)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2018, there were no transfers between levels.

14

Schedule of Investments (unaudited) March 31, 2018	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 96.6%

Australia — 7.0%
AMP Ltd.	54,888	$211,822
Aristocrat Leisure Ltd.	84,211	1,572,263
ASX Ltd.	3,063	132,743
Beach Energy Ltd.	27,092	25,816
BHP Billiton Ltd.	52,624	1,166,437
BHP Billiton PLC	24,678	487,717
BlueScope Steel Ltd.	30,814	362,532
BT Investment Management, Ltd.	1,142	8,912
Caltex Australia Ltd.	14,025	340,682
CIMIC Group Ltd.	10,912	375,564
Cochlear Ltd.	2,811	394,797
Commonwealth Bank of Australia	564	31,540
CSL Ltd.	5,249	632,392
CSR Ltd.(a)	39,861	159,877
Macquarie Group Ltd.	22,521	1,795,760
Magellan Financial Group Ltd.	682	12,606
Mineral Resources Ltd.	2,640	35,002
National Australia Bank Ltd.	39,922	881,339
Orora Ltd.	18	46
Platinum Asset Management Ltd.	6,258	28,346
Qantas Airways Ltd.	299,681	1,352,026
Santos Ltd.(b)	22,901	90,322
Sims Metal Management Ltd.	846	9,503
South32 Ltd.	65,043	163,464
Stockland	117,752	365,373
Sydney Airport(c)	27,634	143,276
Telstra Corp. Ltd.	386,937	936,648
Westpac Banking Corp.	2,187	48,441
Whitehaven Coal Ltd.	72,461	251,356
Woolworths Group Ltd.	14,943	303,298

		12,319,900
Belgium — 1.7%
KBC Group NV	14,491	1,261,860
Solvay SA	832	115,631
UCB SA	19,844	1,616,062

		2,993,553
Denmark — 1.8%
Carlsberg A/S, Class B	11,949	1,426,646
Danske Bank A/S	35,227	1,319,895
DSV A/S	172	13,579
Genmab A/S(b)	614	132,283
H Lundbeck A/S	1,670	93,798
Royal Unibrew A/S	402	26,688
Topdanmark A/S(b)	3,987	188,257

		3,201,146
Finland — 1.6%
Amer Sports OYJ(b)	509	15,708
Fortum OYJ	1,183	25,414
Sampo OYJ, Class A	18,837	1,049,459
UPM-Kymmene OYJ	33,042	1,224,994
Valmet OYJ	21,349	428,000

		2,743,575
France — 10.0%
Arkema SA	6,382	833,163
AtoS SE	4,694	643,121
AXA SA	52,154	1,386,410
BNP Paribas SA	9,199	682,204
Bouygues SA	532	26,673
Capgemini SE	4,804	599,416

Security	Shares	Value
France (continued)
Christian Dior SE	242	$95,660
Cie de Saint-Gobain	30,241	1,596,876
CNP Assurances	4,460	112,589
Dassault Aviation SA	22	42,029
Engie SA	19,535	326,205
Faurecia	19,178	1,551,807
ICADE	166	16,116
Kering	3,908	1,874,343
Klepierre SA	1,288	51,916
L’Oreal SA	363	81,987
Legrand SA	93	7,297
LVMH Moet Hennessy Louis Vuitton SE	4,088	1,259,812
Natixis SA	2,390	19,611
Nexity SA	2,209	141,476
Pernod Ricard SA	896	149,111
Peugeot SA	65,861	1,585,891
Renault SA	2,492	302,399
Sanofi	11,768	944,264
SCOR SE	5,699	232,663
Societe Generale SA	651	35,356
Societe Television Francaise 1	25,727	349,366
Thales SA	6,906	841,312
TOTAL SA	6,850	392,639
UbiSoft Entertainment SA(b)	558	47,225
Unibail-Rodamco SE	905	206,723
Veolia Environnement SA	40,790	969,063
Vinci SA	737	72,591

		17,477,314
Germany — 10.4%
adidas AG	1,350	328,451
Allianz SE, Registered Shares(a)	3,794	857,661
Aurubis AG	2,219	186,492
BASF SE	24,900	2,525,289
Bayer AG, Registered Shares	9,589	1,081,003
Bayerische Motoren Werke AG	1,764	191,870
Beiersdorf AG	87	9,851
Commerzbank AG(b)	12,349	160,319
Continental AG	324	89,492
Covestro AG(d)	8,192	806,642
CTS Eventim AG & Co. KGaA(a)	6,127	287,223
Deutsche Boerse AG	4,923	672,990
Deutsche Lufthansa AG, Registered Shares	48,548	1,551,958
Deutsche Post AG, Registered Shares	45,873	2,009,204
E.ON SE	1,108	12,312
Fresenius Medical Care AG & Co. KGaA	9,382	958,209
Hella GmbH & Co. KGaA	184	12,113
Hochtief AG	8,666	1,619,925
Infineon Technologies AG	2,545	68,443
Leoni AG	489	31,282
Linde AG	116	23,300
Puma SE	22	10,748
Rheinmetall AG	5,452	773,881
SAP SE	16,224	1,703,224
Siemens AG, Registered Shares	46	5,870
Siltronic AG(b)	317	54,369
Software AG(a)	1,585	83,089
Suedzucker AG(a)	56,159	952,826
Talanx AG	2,716	118,093
Telefonica Deutschland Holding AG(a)	3,684	17,311
TUI AG	24,967	535,382
Wacker Chemie AG	576	94,656
Wirecard AG	2,709	321,129

		18,154,607

1

Schedule of Investments (unaudited) (continued) March 31, 2018	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong — 2.4%
AIA Group Ltd.	40,000	$341,947
BOC Hong Kong Holdings Ltd.	39,000	191,325
CLP Holdings Ltd.	32,500	331,370
Galaxy Entertainment Group Ltd.	59,000	541,542
Hang Lung Properties Ltd.	90,000	211,232
Henderson Land Development Co. Ltd.	61,839	405,483
Hong Kong Exchanges & Clearing Ltd.	9,200	303,021
Kerry Properties Ltd.	106,500	481,591
Noble Group Ltd.(a)(b)	8	1
Sands China Ltd.	22,400	121,729
Sun Hung Kai Properties Ltd.	28,000	444,443
Swire Properties Ltd.	43,000	151,239
VTech Holdings Ltd.	1,000	12,690
WH Group Ltd.(d)	262,000	280,729
Wharf Holdings Ltd.	12,000	41,548
Wheelock & Co. Ltd.	44,000	322,742

		4,182,632
India — 0.0%
Vedanta Resources PLC	3,768	37,443

Ireland — 0.4%
DCC PLC	8,382	772,294

Isle of Man — 0.0%
Playtech PLC	708	7,282

Italy — 2.1%
A2A SpA	5,573	10,660
Amplifon SpA	5,334	94,829
Azimut Holding SpA	1,156	24,849
Ferrari NV	13,156	1,581,504
Hera SpA	5,810	21,289
Intesa Sanpaolo SpA	11,983	43,630
Mediobanca SpA	118,428	1,392,286
Moncler SpA	12,271	467,012
Saipem SpA(b)	5,508	21,608

		3,657,667
Japan — 22.6%
Aeon Co. Ltd.	2,600	46,241
Aica Kogyo Co., Ltd.	600	22,091
Alfresa Holdings Corp.	4,000	90,323
Amada Holdings Co. Ltd.	22,800	277,145
Astellas Pharma, Inc.	113,700	1,739,153
Autobacs Seven Co. Ltd.	600	11,231
Brother Industries Ltd.	800	18,550
Canon, Inc.	48,900	1,774,008
Citizen Holdings Co. Ltd.	1,700	11,993
COMSYS Holdings Corp.	5,700	151,541
Dai Nippon Printing Co. Ltd.	1,200	24,937
Dai-ichi Life Holdings, Inc.	25,200	465,229
Daicel Corp.(a)	36,100	396,412
Daifuku Co. Ltd.(a)	200	11,858
Daiichi Sankyo Co. Ltd.	5,700	191,211
Daito Trust Construction Co. Ltd.	10,000	1,702,669
Daiwa Securities Group, Inc.	101,000	650,025
Denso Corp.	1,400	77,006
Disco Corp.	100	21,374
DMG Mori Seiki Co. Ltd.	3,100	58,407
East Japan Railway Co.	4,400	411,373
en-japan, Inc.	300	17,059
Fuji Media Holdings, Inc.	900	15,311
Fujitsu General Ltd.	3,000	53,735
Fujitsu Ltd.	99,000	601,616
Fukuoka Financial Group, Inc.	5,000	27,391

Security	Shares	Value
Japan (continued)
Glory Ltd.	1,200	$43,062
Haseko Corp.	15,000	230,868
Hitachi Ltd.	257,000	1,871,887
Hitachi Transport System Ltd.	400	11,207
Honda Motor Co. Ltd.	21,900	758,103
Horiba Ltd.	300	23,358
Iida Group Holdings Co. Ltd.(a)	23,900	446,754
ITOCHU Corp.	2,200	42,960
Itochu Techno-Solutions Corp.	1,000	20,658
Jafco Co. Ltd.	200	9,340
Japan Post Holdings Co. Ltd.	34,900	424,119
Japan Tobacco, Inc.	22,800	651,327
JTEKT Corp.	25,400	374,263
JXTG Holdings, Inc.(a)	108,450	661,174
Kao Corp.	10,800	810,793
KDDI Corp.	22,800	587,201
Kinden Corp.	2,300	38,474
Kirin Holdings Co. Ltd.	14,700	391,345
Kobayashi Pharmaceutical Co. Ltd.	400	28,552
Kobe Steel Ltd.(b)	3,200	31,742
Komatsu Ltd.	5,000	167,495
Konami Holdings Corp.	5,000	254,635
Kose Corp.	600	126,134
Kuraray Co. Ltd.	4,400	76,289
Kurita Water Industries Ltd.	2,700	87,164
Leopalace21 Corp.	2,400	19,695
Lintec Corp.	4,300	123,848
Marubeni Corp.	500	3,651
Miraca Holdings, Inc.	5,900	232,334
Mitsubishi Chemical Holdings Corp.	101,300	986,304
Mitsubishi Corp.	5,100	137,287
Mitsubishi Estate Co. Ltd.	30,900	517,619
Mitsui & Co. Ltd.	51,100	879,321
MS&AD Insurance Group Holdings, Inc.	26,600	826,289
Nagase & Co. Ltd.	600	10,201
Nexon Co. Ltd.(b)	1,600	27,126
Nihon M&A Center, Inc.	1,000	34,633
Nihon Unisys Ltd.	700	15,204
Nippon Kayaku Co. Ltd.	6,100	75,786
Nippon Telegraph & Telephone Corp.	29,800	1,390,261
Nippon Television Holdings, Inc.	1,200	21,085
Nitori Holdings Co. Ltd.	1,000	175,366
Nitto Denko Corp.	1,800	136,042
NSK Ltd.	6,900	92,827
NTT DOCOMO, Inc.	74,600	1,901,809
Obic Co. Ltd.	700	58,988
ORIX Corp.	700	12,545
Pigeon Corp.	3,300	149,100
Pola Orbis Holdings, Inc.	2,400	100,049
Resona Holdings, Inc.	255,500	1,373,300
Round One Corp.	600	9,522
Ryohin Keikaku Co. Ltd.	100	33,409
Sanwa Holdings Corp.	1,000	12,895
Secom Co. Ltd.	12,300	916,168
Seino Holdings Co Ltd.	2,400	44,347
Senshu Ikeda Holdings, Inc.	9,600	36,781
Seria Co., Ltd.	300	14,833
Seven & i Holdings Co. Ltd.	14,700	629,635
Shikoku Electric Power Co., Inc.(a)	4,700	56,637
Shin-Etsu Chemical Co. Ltd.	300	31,293
Shionogi & Co. Ltd.(a)	17,100	890,457
Shiseido Co. Ltd.	200	12,843
Showa Denko	600	25,142

2

Schedule of Investments (unaudited) (continued) March 31, 2018	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Sojitz Corp.	120,600	$384,672
Sumitomo Chemical Co. Ltd.	39,000	226,266
Sumitomo Electric Industries Ltd.	22,800	348,464
Sumitomo Mitsui Financial Group, Inc.	51,000	2,163,638
Sumitomo Mitsui Trust Holdings, Inc.	26,100	1,066,945
Sumitomo Realty & Development Co. Ltd.	3,000	112,100
Suruga Bank Ltd.	1,000	14,034
Suzuken Co. Ltd.	300	12,624
Suzuki Motor Corp.(a)	21,700	1,178,165
T&D Holdings, Inc.(a)	15,900	252,908
TIS, Inc.	1,300	51,980
Tokai Carbon Co. Ltd.	6,600	98,256
Tokai Rika Co. Ltd.	4,600	93,837
Tokio Marine Holdings, Inc.	4,400	199,509
Tokyo Electron Ltd.	6,700	1,239,441
Tokyo Gas Co. Ltd.	11,300	301,938
Toyobo Co., Ltd.	4,500	88,694
Toyota Boshoku Corp.	600	12,348
Toyota Motor Corp.	13,000	844,111
TS Tech Co. Ltd.	4,800	191,354
TV Asahi Holdings Corp.	600	13,263
Ube Industries Ltd.	400	11,721
Ulvac, Inc.	5,400	305,500
West Japan Railway Co.	13,000	921,658
Zeon Corp.	26,000	377,736

		39,562,587
Jersey — 0.0%
Centamin PLC	5,965	12,933

Luxembourg — 0.1%
APERAM SA	1,172	56,122
ArcelorMittal(b)	1,449	46,023

		102,145
Netherlands — 6.4%
Aalberts Industries NV	2,101	107,068
Aegon NV	4,142	27,945
BE Semiconductor Industries NV	14,621	1,499,825
Euronext NV(a)(d)	1,926	141,174
ING Groep NV	120,048	2,025,834
Koninklijke Ahold Delhaize NV	76,777	1,819,301
Koninklijke DSM NV	16,861	1,675,931
Koninklijke KPN NV	248,440	747,056
Koninklijke Philips NV	3,045	116,599
PostNL NV	4,404	16,503
Royal Dutch Shell PLC, Class A	42,702	1,351,029
Royal Dutch Shell PLC, Class B	33,655	1,082,966
Unilever NV CVA	12,357	697,496

		11,308,727
New Zealand — 0.0%
a2 Milk Co., Ltd.(b)	2,108	18,832
Vector Ltd.	5,687	12,985

		31,817
Norway — 1.6%
DNB ASA	19,086	375,941
Fred Olsen Energy ASA(a)(b)	8	12
Orkla ASA	44,509	479,673
Statoil ASA	48,851	1,156,203
Telenor ASA(a)	35,615	809,925

		2,821,754
Portugal — 0.5%
Banco Comercial Portugues SA, Class R(b)	172,648	57,892

Security	Shares	Value
Portugal (continued)
Jeronimo Martins SGPS SA	45,219	$822,470

		880,362
Singapore — 1.3%
Ascendas Real Estate Investment Trust	14,800	29,811
CapitaLand Ltd.	200,300	548,520
DBS Group Holdings Ltd.	18,400	388,651
Oversea-Chinese Banking Corp. Ltd.	21,300	209,826
United Overseas Bank Ltd.	4,400	92,586
Venture Corp. Ltd.	49,900	1,079,180

		2,348,574
Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	2,107	82,206
Aena SME SA(d)	706	142,360
Amadeus IT Group SA	20,714	1,532,900
Banco Bilbao Vizcaya Argentaria SA	84,988	673,068
Banco Santander SA	16,504	108,025
EDP Renovaveis SA	476	4,662
Ence Energia y Celulosa SA	1,925	14,530
Grifols SA	3,596	101,950
Mediaset Espana Comunicacion SA	82,341	838,775
NH Hotel Group SA	1,730	13,612
Repsol SA	35,819	636,705

		4,148,793
Sweden — 4.1%
Boliden AB	16,940	596,092
Electrolux AB, Class B	21,532	679,970
JM AB	906	20,621
NCC AB, -B Shares	9,923	189,183
Sandvik AB	53,876	987,074
Skandinaviska Enskilda Banken AB, Class A	53,723	564,430
SSAB AB, A Shares(b)	31,692	179,394
Svenska Cellulosa AB SCA, B Shares	69,526	742,996
Swedish Match AB	28,850	1,307,416
Tele2 AB, Class B	3,130	37,692
Telia Co. AB	2	9
Volvo AB, Class B	98,696	1,806,568

		7,111,445
Switzerland — 7.2%
Barry Callebaut AG, Registered Shares	105	205,355
Bucher Industries AG, Registered Shares	201	83,990
Galenica AG(b)(d)	223	11,798
GAM Holding AG(b)	930	15,660
Georg Fischer AG, Registered Shares	840	1,124,653
Glencore PLC(b)	65,819	327,070
IWG PLC	18,304	58,655
Julius Baer Group Ltd.(b)	673	41,417
Logitech International SA, Registered Shares	31,519	1,156,903
Nestle SA, Registered Shares	21,847	1,726,819
Novartis AG, Registered Shares	14,289	1,155,707
Roche Holding AG	14,539	3,335,203
Schindler Holding AG, Participation Certificates	1,109	239,286
SGS SA, Registered Shares	196	482,146
Sika AG, Bearer Shares	2	15,688
STMicroelectronics NV	67,859	1,510,115
Swiss Re AG	6,301	643,122
Temenos Group AG(b)	3,967	475,680

		12,609,267
Ukraine — 0.0%
Ferrexpo PLC	2,490	8,557

3

Schedule of Investments (unaudited) (continued) March 31, 2018	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom — 13.0%
Anglo American PLC	25,031	$583,089
Ashmore Group PLC	8,562	45,845
Ashtead Group PLC	1,199	32,693
ASOS PLC(b)	2,742	268,240
Associated British Foods PLC	46,351	1,620,502
Auto Trader Group PLC(d)	46,591	229,014
Aviva PLC	1,424	9,938
Barratt Developments PLC	21,420	159,393
Bodycote PLC	1,076	13,537
BP PLC	144,680	975,881
British American Tobacco PLC	5,815	336,147
Britvic PLC	31,923	305,813
Carnival PLC	5,402	347,691
Centrica PLC	94,698	188,929
Close Brothers Group PLC	11,917	240,338
Compass Group PLC	15,682	320,210
Croda International PLC	1,567	100,666
Diageo PLC	47,443	1,604,508
Dialog Semiconductor PLC(b)	9,927	236,417
Direct Line Insurance Group PLC	52,634	281,829
Dixons Carphone PLC	29,746	77,783
DS Smith PLC	1,127	7,447
Electrocomponents PLC	3,662	30,845
Evraz PLC	3,432	20,928
Experian PLC	2,169	46,908
Ferguson PLC	4,522	340,099
Fevertree Drinks PLC	738	27,264
Fiat Chrysler Automobiles NV(b)	23,213	473,459
GKN PLC	20,876	135,315
GlaxoSmithKline PLC	47,497	922,441
Hammerson PLC	4,703	35,452
Hays PLC	22,289	58,964
Howden Joinery Group PLC	9,354	60,547
HSBC Holdings PLC	212,436	1,994,925
Imperial Brands PLC	5,809	197,794
Inchcape PLC	22,883	221,859
Indivior PLC(b)	7,094	40,552
InterContinental Hotels Group PLC	10,976	657,601
Intertek Group PLC	24,638	1,612,758
ITV PLC	41,996	85,011
JD Sports Fashion PLC	18,043	85,101
Jupiter Fund Management PLC	9,227	61,170
Land Securities Group PLC	1,659	21,827
Legal & General Group PLC	102,517	371,445
Lloyds Banking Group PLC	828,036	753,203
Man Group PLC	34,488	83,164
Mondi PLC	5,780	155,355
Persimmon PLC	4,301	152,652
Rentokil Initial PLC	27,551	104,997
Rightmove PLC	2,761	168,543
Rio Tinto PLC	9,908	502,772
Royal Mail PLC	28,556	216,734
Schroders PLC	5,909	265,127
Severn Trent PLC	9,822	254,277
Shire PLC	10,672	531,144
Smiths Group PLC	1,873	39,841
Spectris PLC	300	11,354
Spirax-Sarco Engineering PLC	5,049	407,295
SSE PLC	24,948	447,551
SSP Group PLC	2,077	17,842
Standard Life Aberdeen PLC	28,841	145,580
Tate & Lyle PLC	37,747	288,298
Taylor Wimpey PLC	5,871	15,210

Security	Shares	Value
United Kingdom (continued)
Tesco PLC	29,378	$85,026
Thomas Cook Group PLC	506,700	841,335
Unilever PLC	6,062	336,214
Vodafone Group PLC	398,309	1,089,786
WH Smith PLC	2,833	77,677
William Hill PLC	5,035	23,345
WM Morrison Supermarkets PLC	97,671	293,049

		22,795,546
Total Common Stocks — 96.6% (Cost — $151,566,313)		169,289,920

Preferred Stock — 0.0%

Germany — 0.0%
Schaeffler AG, Preference Shares, 0.00%	1,681	25,962

Total Long-Term Investments — 96.6% (Cost — $151,594,577)		169,315,882

Short-Term Securities — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.85%(e)(f)(g)	4,482,717	4,482,717
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%(f)(g)	1,008,764	1,008,764

Total Short-Term Securities — 3.2% (Cost — $5,491,633)		5,491,481

Total Investments — 99.8% (Cost — $157,086,210)		174,807,363
Other Assets Less Liabilities — 0.2%		416,536

Net Assets — 100.0%		$175,223,899

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	All or a portion of security was purchased with the cash collateral from loaned securities.
(f)	Annualized 7-day yield as of period end.

4

Schedule of Investments (unaudited) (continued) March 31, 2018	International Tilts Master Portfolio

(g)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,058,817	2,423,900	4,482,717	$4,482,717	$6,821	(b)	$(246)	$(358)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,901,225	(1,892,461)	1,008,764	1,008,764	5,593		—	—

				$5,491,481	$12,414		$(246)	$(358)

(a)	Includes net capital gain distribution, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

CVA — Certificaten Van Aandelen (Dutch Certificate)

FTSE — Financial Times Stock Exchange

SEK — Swedish Krona

USD — U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Yen Denom Nikkei Index	15	06/07/18	$1,514	$12,949
Euro Stoxx 50 Index	62	06/15/18	2,503	(35,311)
FTSE 100 Index	10	06/15/18	981	(6,798)
SPI 200 Index	4	06/21/18	441	(12,468)

				$(41,628)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	85,013	USD	10,183	State Street Bank and Trust Co.	04/04/18	$(32)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

5

Schedule of Investments (unaudited) (continued) March 31, 2018	International Tilts Master Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$12,319,900	$—	$12,319,900
Belgium	—	2,993,553	—	2,993,553
Denmark	—	3,201,146	—	3,201,146
Finland	—	2,743,575	—	2,743,575
France	149,111	17,328,203	—	17,477,314
Germany	—	18,154,607	—	18,154,607
Hong Kong	—	4,182,632	—	4,182,632
India	—	37,443	—	37,443
Ireland	—	772,294	—	772,294
Isle of Man	—	7,282	—	7,282
Italy	—	3,657,667	—	3,657,667
Japan	—	39,562,587	—	39,562,587
Jersey	—	12,933	—	12,933
Luxembourg	—	102,145	—	102,145
Netherlands	—	11,308,727	—	11,308,727
New Zealand	—	31,817	—	31,817
Norway	—	2,821,754	—	2,821,754
Portugal	—	880,362	—	880,362
Singapore	—	2,348,574	—	2,348,574
Spain	4,662	4,144,131	—	4,148,793
Sweden	—	7,111,445	—	7,111,445
Switzerland	—	12,609,267	—	12,609,267
Ukraine	—	8,557	—	8,557
United Kingdom	188,929	22,606,617	—	22,795,546
Preferred Stock	—	25,962	—	25,962
Short-Term Securities	5,491,481	—	—	5,491,481

	$5,834,183	$$168,973,180	$—	$174,807,363

Derivative Financial Instruments(a)
Assets:
Equity contracts	$12,949	$—	$—	$12,949
Liabilities:
Equity contracts	(54,577)	—	—	(54,577)
Forward foreign currency contracts		(32)	—	(32)

	$(41,628)	$(32)	$—	$(41,660)

(a)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1 (a)	Transfers Out of Level 1 (b)	Transfers Into Level 2 (b)	Transfers Out of Level 2 (a)
Assets:
Investments:
Common Stocks:
Denmark	$—	$(101,827)	$101,827	$—
France	139,967	(549,550)	549,550	(139,967)
Germany	—	(9,582)	9,582	—
Hong Kong	—	(1,314,582)	1,314,582	—
Italy	—	(71,746)	71,746	—
Norway	—	(21)	21	—
Portugal	—	(660,848)	660,848	—

6

Schedule of Investments (unaudited) (continued) March 31, 2018	International Tilts Master Portfolio

	Transfers Into Level 1 (a)	Transfers Out of Level 1 (b)	Transfers Into Level 2 (b)	Transfers Out of Level 2 (a)
Common Stocks: (continued)
Spain	$—	$(12,455)	$12,455	$—
Sweden	—	(544,125)	544,125	—
Switzerland	—	(134,729)	134,729	—
United Kingdom	—	(2,980,227)	2,980,227	—

	$(139,967	$(6,379,692)	$6,379,692	$(139,967)

(a)	Systematic Fair Value Prices were not utilized at period end for these investments.
(b)	External pricing service used to reflect any significant market movements between the time the Master Portfolio valued such foreign securities and the earlier closing of foreign markets.

7

Schedule of Investments (unaudited) March 31, 2018	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.9%

Aerospace & Defense — 2.6%
Arconic, Inc.	120,824	$2,783,785
Boeing Co.(a)	159,833	52,406,044
General Dynamics Corp.	73,529	16,242,556
HEICO Corp.(a)	8,384	727,815
HEICO Corp., Class A	16,638	1,180,466
Hexcel Corp.(a)	25,705	1,660,286
Huntington Ingalls Industries, Inc.	12,650	3,260,664
L3 Technologies, Inc.	24,033	4,998,864
Lockheed Martin Corp.	70,833	23,936,596
Northrop Grumman Corp.	46,580	16,262,010
Orbital ATK, Inc.	15,708	2,083,038
Raytheon Co.	83,970	18,122,405
Rockwell Collins, Inc.	45,793	6,175,186
Spirit Aerosystems Holdings, Inc., Class A	33,411	2,796,501
Teledyne Technologies, Inc.(b)	9,828	1,839,507
Textron, Inc.	74,190	4,374,984
TransDigm Group, Inc.(a)	13,834	4,246,208
United Technologies Corp.	215,300	27,089,046

		190,185,961
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.(a)	38,680	3,624,703
Expeditors International of Washington, Inc.(a)	49,318	3,121,829
FedEx Corp.	71,949	17,275,674
United Parcel Service, Inc., Class B(a)	198,684	20,794,268
XPO Logistics, Inc.(a)(b)	33,905	3,451,868

		48,268,342
Airlines — 0.5%
Alaska Air Group, Inc.(a)	32,989	2,043,998
American Airlines Group, Inc.	122,679	6,374,401
Copa Holdings SA, Class A	8,769	1,127,957
Delta Air Lines, Inc.	192,225	10,535,852
JetBlue Airways Corp.(b)	90,665	1,842,313
Southwest Airlines Co.	161,001	9,222,137
Spirit Airlines, Inc.(a)(b)	20,405	770,901
United Continental Holdings, Inc.(b)	76,694	5,327,932

		37,245,491
Auto Components — 0.4%
Adient PLC(a)	26,313	1,572,465
Allison Transmission Holdings, Inc.(a)	36,284	1,417,253
Aptiv PLC	78,983	6,711,185
BorgWarner, Inc.	59,715	2,999,484
Delphi Technologies PLC	23,939	1,140,693
Gentex Corp.(a)	78,034	1,796,343
Goodyear Tire & Rubber Co.	68,295	1,815,281
Johnson Controls International PLC	275,865	9,721,483
Lear Corp.	18,617	3,464,438
Visteon Corp.(b)	8,842	974,742

		31,613,367
Automobiles — 0.6%
Ford Motor Co.	1,127,146	12,488,766
General Motors Co.	380,723	13,835,474
Harley-Davidson, Inc.(a)	48,385	2,074,749
Tesla, Inc.(a)(b)	38,793	10,323,981
Thor Industries, Inc.(a)	14,281	1,644,743

		40,367,713
Banks — 6.3%
Associated Banc-Corp	47,709	1,185,569
Bank of America Corp.	2,739,757	82,165,282
Bank of Hawaii Corp.(a)	11,879	987,145

Security	Shares	Value
Banks (continued)
Bank of the Ozarks, Inc.(a)	33,945	$1,638,525
BankUnited, Inc.	29,488	1,178,930
BB&T Corp.	233,323	12,142,129
BOK Financial Corp.	7,038	696,692
CIT Group, Inc.	37,335	1,922,753
Citigroup, Inc.	741,263	50,035,253
Citizens Financial Group, Inc.	139,479	5,855,328
Comerica, Inc.	49,022	4,702,680
Commerce Bancshares, Inc.(a)	25,690	1,539,088
Cullen/Frost Bankers, Inc.	16,004	1,697,544
East West Bancorp, Inc.	41,613	2,602,477
Fifth Third Bancorp	198,081	6,289,072
First Hawaiian, Inc.	17,365	483,268
First Horizon National Corp.	79,773	1,502,126
First Republic Bank(a)	49,887	4,620,035
FNB Corp.(a)	90,570	1,218,167
Huntington Bancshares, Inc.(a)	303,436	4,581,884
JPMorgan Chase & Co.	990,258	108,898,672
KeyCorp	302,418	5,912,272
M&T Bank Corp.	42,602	7,854,105
PacWest Bancorp	36,030	1,784,566
Pinnacle Financial Partners, Inc.(a)	18,957	1,217,039
PNC Financial Services Group, Inc.(e)	134,492	20,340,570
Popular, Inc.(a)	26,891	1,119,203
Prosperity Bancshares, Inc.(a)	18,175	1,320,050
Regions Financial Corp.	320,268	5,950,579
Signature Bank(b)	15,423	2,189,295
SunTrust Banks, Inc.	140,614	9,567,377
SVB Financial Group(b)	15,043	3,610,470
Synovus Financial Corp.	33,362	1,666,098
TCF Financial Corp.(a)	47,299	1,078,890
U.S. Bancorp	452,226	22,837,413
Webster Financial Corp.(a)	26,996	1,495,578
Wells Fargo & Co.	1,273,996	66,770,130
Western Alliance Bancorp(b)	28,154	1,636,029
Zions Bancorporation	54,046	2,849,846

		455,142,129
Beverages — 1.7%
Brown-Forman Corp., Class A	13,953	744,114
Brown-Forman Corp., Class B(a)	71,608	3,895,475
Coca-Cola Co.	1,097,100	47,647,010
Constellation Brands, Inc., Class A(a)	47,410	10,805,687
Dr. Pepper Snapple Group, Inc.	52,328	6,194,589
Molson Coors Brewing Co., Class B	49,031	3,693,505
Monster Beverage Corp.(b)	117,891	6,744,544
PepsiCo, Inc.	407,656	44,495,652

		124,220,576
Biotechnology — 2.7%
AbbVie, Inc.	458,412	43,388,601
ACADIA Pharmaceuticals, Inc.(a)(b)	25,158	565,300
Agios Pharmaceuticals, Inc.(a)(b)	14,785	1,209,117
Alexion Pharmaceuticals, Inc.(b)	63,262	7,051,182
Alkermes PLC(a)(b)	41,726	2,418,439
Alnylam Pharmaceuticals, Inc.(a)(b)	24,625	2,932,837
Amgen, Inc.	208,183	35,491,038
Biogen, Inc.(b)	61,563	16,857,181
BioMarin Pharmaceutical, Inc.(b)	48,597	3,939,759
Celgene Corp.(b)	216,423	19,307,096
Exelixis, Inc.(b)	81,103	1,796,431
Gilead Sciences, Inc.	374,988	28,270,345
Incyte Corp.(a)(b)	49,735	4,144,418
Intercept Pharmaceuticals, Inc.(a)(b)	4,109	252,786
Intrexon Corp.(a)(b)	22,386	343,177

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Ionis Pharmaceuticals, Inc.(a)(b)	35,350	$1,558,228
Neurocrine Biosciences, Inc.(a)(b)	25,249	2,093,900
OPKO Health, Inc.(a)(b)	76,157	241,418
Regeneron Pharmaceuticals, Inc.(b)	23,263	8,010,847
Seattle Genetics, Inc.(a)(b)	30,907	1,617,672
TESARO, Inc.(b)	9,991	570,886
United Therapeutics Corp.(b)	11,968	1,344,724
Vertex Pharmaceuticals, Inc.(b)	73,315	11,948,879

		195,354,261
Building Products — 0.2%
Allegion PLC(a)	27,162	2,316,647
AO Smith Corp.(a)	40,365	2,566,810
Armstrong World Industries, Inc.(b)	11,321	637,372
Fortune Brands Home & Security, Inc.(a)	43,875	2,583,799
Lennox International, Inc.(a)	10,500	2,145,885
Masco Corp.	88,755	3,589,252
Owens Corning(a)	31,587	2,539,595
USG Corp.(b)	24,678	997,485

		17,376,845
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	15,984	3,030,247
Ameriprise Financial, Inc.	41,899	6,198,538
Bank of New York Mellon Corp.	284,294	14,649,670
BGC Partners, Inc., Class A	66,322	892,031
BlackRock, Inc.(e)	35,138	19,034,957
Charles Schwab Corp.	344,098	17,968,798
CME Group, Inc.	97,224	15,725,010
E*Trade Financial Corp.(b)	75,398	4,177,803
Eaton Vance Corp.	32,424	1,805,044
Federated Investors, Inc., Class B(a)	36,716	1,226,314
Franklin Resources, Inc.(a)	93,614	3,246,533
Goldman Sachs Group, Inc.	101,410	25,541,123
Invesco Ltd.	112,212	3,591,906
Lazard Ltd., Class A	32,157	1,690,172
Legg Mason, Inc.(a)	23,698	963,324
LPL Financial Holdings, Inc.	25,377	1,549,773
Morgan Stanley	369,455	19,935,738
Northern Trust Corp.	59,002	6,084,876
Raymond James Financial, Inc.(a)	36,751	3,285,907
SEI Investments Co.	37,351	2,797,963
State Street Corp.	108,493	10,820,007
T. Rowe Price Group, Inc.(a)	68,809	7,429,308
TD Ameritrade Holding Corp.	83,497	4,945,527

		176,590,569
Chemicals — 2.2%
Air Products & Chemicals, Inc.(a)	62,703	9,971,658
Albemarle Corp.(a)	31,748	2,944,309
Ashland Global Holdings, Inc.	17,914	1,250,218
Axalta Coating Systems Ltd.(b)	57,787	1,744,590
Cabot Corp.(a)	18,216	1,014,996
Celanese Corp., Series A	38,716	3,879,730
CF Industries Holdings, Inc.(a)	65,389	2,467,127
Chemours Co.	51,204	2,494,147
DowDuPont, Inc.	670,805	42,736,923
Eastman Chemical Co.	43,752	4,619,336
Ecolab, Inc.(a)	74,006	10,144,002
FMC Corp.	37,399	2,863,641
Huntsman Corp.	55,015	1,609,189
International Flavors & Fragrances, Inc.	22,717	3,110,184
LyondellBasell Industries NV, Class A	94,923	10,031,463
Monsanto Co.	125,927	14,694,422
Mosaic Co.	98,079	2,381,358
NewMarket Corp.(a)	2,050	823,444

Security	Shares	Value
Chemicals (continued)
Olin Corp.(a)	46,959	$1,427,084
Platform Specialty Products Corp.(b)	65,755	633,221
PPG Industries, Inc.	75,387	8,413,189
Praxair, Inc.	83,664	12,072,715
RPM International, Inc.(a)	35,930	1,712,783
Scotts Miracle-Gro Co., Class A(a)	12,561	1,077,106
Sherwin-Williams Co.(a)	23,976	9,401,469
Valvoline, Inc.(a)	55,872	1,236,447
Versum Materials, Inc.	31,098	1,170,218
Westlake Chemical Corp.	10,037	1,115,613
WR Grace & Co.	20,257	1,240,336

		158,280,918
Commercial Services & Supplies — 0.4%
ADT, Inc.(a)	29,730	235,759
Cintas Corp.(a)	24,520	4,182,622
Clean Harbors, Inc.(b)	15,576	760,264
Copart, Inc.(a)(b)	57,355	2,921,090
Iron Mountain, Inc.	79,586	2,615,196
KAR Auction Services, Inc.	38,125	2,066,375
Pitney Bowes, Inc.(a)	47,953	522,208
Republic Services, Inc.(a)	64,101	4,245,409
Rollins, Inc.(a)	27,953	1,426,442
Stericycle, Inc.(b)	22,226	1,300,888
Waste Management, Inc.	129,062	10,856,695

		31,132,948
Communications Equipment — 1.2%
Arista Networks, Inc.(b)	15,152	3,868,305
ARRIS International PLC(b)	51,347	1,364,290
Cisco Systems, Inc.	1,433,414	61,479,083
CommScope Holding Co., Inc.(b)	52,398	2,094,348
EchoStar Corp., Class A(b)	14,100	744,057
F5 Networks, Inc.(b)	17,483	2,528,217
Harris Corp.(a)	33,757	5,444,329
Juniper Networks, Inc.	104,343	2,538,665
Motorola Solutions, Inc.	46,153	4,859,911
Palo Alto Networks, Inc.(b)	26,865	4,876,535

		89,797,740
Construction & Engineering — 0.1%
AECOM(a)(b)	44,494	1,585,321
Fluor Corp.(a)	38,653	2,211,725
Jacobs Engineering Group, Inc.	35,214	2,082,908
Quanta Services, Inc.(b)	42,280	1,452,318

		7,332,272
Construction Materials — 0.1%
Eagle Materials, Inc.	13,327	1,373,347
Martin Marietta Materials, Inc.(a)	17,948	3,720,620
Vulcan Materials Co.(a)	37,304	4,258,998

		9,352,965
Consumer Finance — 0.8%
Ally Financial, Inc.	122,851	3,335,405
American Express Co.	206,961	19,305,322
Capital One Financial Corp.	141,704	13,578,077
Credit Acceptance Corp.(a)(b)	3,270	1,080,441
Discover Financial Services	108,438	7,799,945
Navient Corp.	77,302	1,014,202
OneMain Holdings, Inc.(b)	19,966	597,782
Santander Consumer USA Holdings, Inc.(a)	42,567	693,842
SLM Corp.(b)	119,963	1,344,785
Synchrony Financial	229,288	7,688,027

		56,437,828

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Containers & Packaging — 0.4%
Aptargroup, Inc.(a)	16,772	$1,506,629
Ardagh Group SA(a)	4,861	90,804
Avery Dennison Corp.	24,462	2,599,088
Ball Corp.(a)	99,123	3,936,174
Bemis Co., Inc.(a)	26,472	1,152,061
Berry Global Group, Inc.(b)	37,425	2,051,264
Crown Holdings, Inc.(b)	35,484	1,800,813
Graphic Packaging Holding Co.	89,200	1,369,220
Owens-Illinois, Inc.(b)	48,041	1,040,568
Packaging Corp. of America	26,668	3,005,484
Sealed Air Corp.(a)	50,696	2,169,282
Silgan Holdings, Inc.	21,004	584,961
Sonoco Products Co.	26,292	1,275,162
WestRock Co.(a)	71,770	4,605,481

		27,186,991
Distributors — 0.1%
Genuine Parts Co.	41,304	3,710,751
LKQ Corp.(b)	85,229	3,234,441
Pool Corp.(a)	11,364	1,661,644

		8,606,836
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(b)	15,278	1,523,522
Graham Holdings Co., Class B	1,118	673,316
H&R Block, Inc.(a)	56,732	1,441,560
Service Corp. International	50,543	1,907,493
ServiceMaster Global Holdings, Inc.(b)	38,725	1,969,166

		7,515,057
Diversified Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B(b)	551,589	110,030,974
Cboe Global Markets, Inc.(a)	31,947	3,645,153
FactSet Research Systems, Inc.(a)	10,565	2,106,872
Interactive Brokers Group, Inc., Class A(a)	19,263	1,295,244
Intercontinental Exchange, Inc.	167,319	12,133,974
Leucadia National Corp.	90,959	2,067,498
MarketAxess Holdings, Inc.(a)	10,557	2,295,514
Moody’s Corp.	48,740	7,861,762
Morningstar, Inc.	5,696	544,082
MSCI, Inc.	26,574	3,972,016
Nasdaq, Inc.	32,345	2,788,786
S&P Global, Inc.	72,614	13,873,631
Voya Financial, Inc.	50,503	2,550,401

		165,165,907
Diversified Telecommunication Services — 1.7%
AT&T, Inc.(a)	1,777,173	63,356,182
CenturyLink, Inc.	272,217	4,472,525
Verizon Communications, Inc.	1,188,755	56,846,264
Zayo Group Holdings, Inc.(b)	50,937	1,740,008

		126,414,979
Electric Utilities — 1.6%
American Electric Power Co., Inc.	142,608	9,781,483
Avangrid, Inc.(a)	14,587	745,687
Duke Energy Corp.(a)	201,071	15,576,970
Edison International	89,684	5,709,284
Entergy Corp.	50,375	3,968,543
Eversource Energy	90,057	5,306,158
Exelon Corp.	279,752	10,913,126
FirstEnergy Corp.(a)	131,344	4,467,009
Great Plains Energy, Inc.	63,064	2,004,805
Hawaiian Electric Industries, Inc.	32,315	1,110,990
NextEra Energy, Inc.	133,646	21,828,401
OGE Energy Corp.	56,277	1,844,197
PG&E Corp.	144,503	6,348,017

Security	Shares	Value
Electric Utilities (continued)
Pinnacle West Capital Corp.	31,368	$2,503,166
PPL Corp.	194,497	5,502,320
Southern Co.(a)	287,163	12,824,655
Westar Energy, Inc.(a)	38,742	2,037,442
Xcel Energy, Inc.(a)	144,855	6,588,005

		119,060,258
Electrical Equipment — 0.6%
Acuity Brands, Inc.	11,644	1,620,728
AMETEK, Inc.	64,184	4,876,059
Eaton Corp. PLC	130,445	10,423,860
Emerson Electric Co.	185,420	12,664,186
Hubbell, Inc.	15,123	1,841,679
Regal-Beloit Corp.(a)	12,878	944,601
Rockwell Automation, Inc.	36,250	6,314,750
Sensata Technologies Holding PLC(b)	48,691	2,523,655

		41,209,518
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	84,349	7,264,980
Arrow Electronics, Inc.(b)	25,153	1,937,284
Avnet, Inc.	34,663	1,447,527
CDW Corp.(a)	42,285	2,973,058
Cognex Corp.	47,469	2,467,913
Coherent, Inc.(b)	7,142	1,338,411
Corning, Inc.	241,709	6,738,847
Dolby Laboratories, Inc., Class A	15,643	994,269
FLIR Systems, Inc.	39,509	1,975,845
IPG Photonics Corp.(b)	10,179	2,375,575
Jabil, Inc.	49,774	1,430,007
Keysight Technologies, Inc.(b)	53,993	2,828,693
National Instruments Corp.(a)	30,256	1,530,046
Trimble, Inc.(b)	71,251	2,556,486
Universal Display Corp.(a)	11,150	1,126,150
Zebra Technologies Corp., Class A(b)	15,038	2,093,139

		41,078,230
Energy Equipment & Services — 0.7%
Baker Hughes a GE Co.	121,554	3,375,555
Halliburton Co.	251,953	11,826,674
Helmerich & Payne, Inc.(a)	29,617	1,971,307
Nabors Industries Ltd.(a)	90,866	635,153
National Oilwell Varco, Inc.(a)	108,617	3,998,192
Oceaneering International, Inc.(a)	28,954	536,807
Patterson-UTI Energy, Inc.(a)	54,656	957,026
RPC, Inc.	14,123	254,638
Schlumberger Ltd.	400,042	25,914,656
Transocean Ltd.(a)(b)	127,393	1,261,191
Weatherford International PLC(a)(b)	264,575	605,877

		51,337,076
Food & Staples Retailing — 1.6%
Casey’s General Stores, Inc.(a)	11,004	1,207,909
Costco Wholesale Corp.(a)	125,505	23,648,907
CVS Health Corp.	295,464	18,380,816
Kroger Co.(a)	247,855	5,933,649
Rite Aid Corp.(a)(b)	247,674	416,092
Sprouts Farmers Market, Inc.(a)(b)	34,940	820,042
Sysco Corp.(a)	141,449	8,481,282
U.S. Foods Holding Corp.(b)	57,123	1,871,921
Walgreens Boots Alliance, Inc.	249,366	16,325,992
Walmart Inc.	411,387	36,601,012

		113,687,622
Food Products — 1.2%
Archer-Daniels-Midland Co.	156,532	6,788,793
Blue Buffalo Pet Products, Inc.(b)	27,781	1,105,962

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products (continued)
Bunge Ltd.	38,889	$2,875,453
Campbell Soup Co.(a)	48,471	2,099,279
Conagra Brands, Inc.	106,712	3,935,538
Flowers Foods, Inc.(a)	49,907	1,090,967
General Mills, Inc.(a)	168,416	7,588,825
Hain Celestial Group, Inc.(a)(b)	30,148	966,846
Hershey Co.(a)	39,159	3,875,175
Hormel Foods Corp.(a)	77,534	2,660,967
Ingredion, Inc.	20,657	2,663,100
J.M. Smucker Co.(a)	31,377	3,891,062
Kellogg Co.(a)	69,575	4,523,071
Kraft Heinz Co.	178,553	11,122,066
Lamb Weston Holdings, Inc.	42,480	2,473,186
McCormick & Co., Inc.(a)	34,801	3,702,478
Mondelez International, Inc., Class A(a)	416,747	17,390,811
Pilgrim’s Pride Corp.(a)(b)	12,330	303,441
Pinnacle Foods, Inc.	34,198	1,850,112
Post Holdings, Inc.(a)(b)	17,571	1,331,179
TreeHouse Foods, Inc.(a)(b)	16,935	648,102
Tyson Foods, Inc., Class A(a)	78,660	5,757,125

		88,643,538
Gas Utilities — 0.1%
Atmos Energy Corp.	30,640	2,581,114
National Fuel Gas Co.(a)	21,336	1,097,737
UGI Corp.	49,841	2,213,937

		5,892,788
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	488,861	29,292,491
ABIOMED, Inc.(b)	11,620	3,381,304
Align Technology, Inc.(b)	22,625	5,681,816
Baxter International, Inc.	141,596	9,209,404
Becton Dickinson & Co.	77,242	16,738,341
Boston Scientific Corp.(b)	399,391	10,911,362
Cooper Cos., Inc.	13,576	3,106,325
Danaher Corp.	176,559	17,286,892
Dentsply Sirona, Inc.(a)	64,608	3,250,428
DexCom, Inc.(a)(b)	23,101	1,713,170
Edwards Lifesciences Corp.(b)	60,753	8,476,259
Hill-Rom Holdings, Inc.	18,613	1,619,331
Hologic, Inc.(b)	76,425	2,855,238
IDEXX Laboratories, Inc.(b)	24,598	4,707,811
Intuitive Surgical, Inc.(b)	32,360	13,359,179
Medtronic PLC	390,456	31,322,380
ResMed, Inc.	39,742	3,913,395
STERIS PLC(a)	23,880	2,229,437
Stryker Corp.	98,270	15,813,608
Teleflex, Inc.	12,500	3,187,250
Varian Medical Systems, Inc.(b)	26,135	3,205,458
West Pharmaceutical Services, Inc.(a)	21,350	1,884,992
Zimmer Biomet Holdings, Inc.	60,350	6,580,564

		199,726,435
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.(a)(b)	22,148	867,759
Aetna, Inc.	93,018	15,720,042
AmerisourceBergen Corp.	44,916	3,872,208
Anthem, Inc.	72,638	15,958,569
Brookdale Senior Living, Inc.(b)	43,620	292,690
Cardinal Health, Inc.(a)	89,276	5,595,820
Centene Corp.(b)	48,154	5,146,218
Cigna Corp.	69,227	11,612,137
DaVita, Inc.(b)	42,005	2,769,810
Envision Healthcare Corp.(a)(b)	33,382	1,282,870
Express Scripts Holding Co.(b)	166,697	11,515,429

Security	Shares	Value
Health Care Providers & Services (continued)
HCA Healthcare, Inc.(a)	79,917	$7,751,949
Henry Schein, Inc.(a)(b)	43,778	2,942,319
Humana, Inc.	40,359	10,849,710
Laboratory Corp. of America Holdings(b)	29,170	4,718,247
LifePoint Health, Inc.(b)	8,784	412,848
McKesson Corp.	60,695	8,550,105
MEDNAX, Inc.(b)	25,321	1,408,607
Patterson Cos., Inc.(a)	20,735	460,939
Premier, Inc., Class A(a)(b)	16,551	518,212
Quest Diagnostics, Inc.	39,224	3,934,167
UnitedHealth Group, Inc.	274,349	58,710,472
Universal Health Services, Inc., Class B	24,688	2,923,306
WellCare Health Plans, Inc.(b)	12,628	2,445,160

		180,259,593
Health Care Technology — 0.1%
athenahealth, Inc.(a)(b)	10,818	1,547,298
Cerner Corp.(b)	82,253	4,770,674
Veeva Systems, Inc., Class A(b)	31,137	2,273,624

		8,591,596
Hotels, Restaurants & Leisure — 2.0%
Aramark	70,115	2,773,749
Carnival Corp.	118,796	7,790,642
Chipotle Mexican Grill, Inc.(b)	6,907	2,231,721
Choice Hotels International, Inc.(a)	9,583	768,077
Darden Restaurants, Inc.	35,714	3,044,619
Domino’s Pizza, Inc.	12,374	2,890,071
Dunkin’ Brands Group, Inc.(a)	25,843	1,542,569
Extended Stay America, Inc.	50,348	995,380
Hilton Grand Vacations, Inc.(b)	32,006	1,376,898
Hilton Worldwide Holdings, Inc.	61,414	4,836,967
Hyatt Hotels Corp., Class A	13,635	1,039,805
International Game Technology PLC	28,350	757,796
Las Vegas Sands Corp.	107,240	7,710,556
Marriott International, Inc., Class A(a)	89,071	12,111,875
McDonald’s Corp.	228,889	35,793,662
MGM Resorts International	142,247	4,981,490
Norwegian Cruise Line Holdings Ltd.(a)(b)	56,485	2,992,010
Royal Caribbean Cruises Ltd.(a)	48,462	5,705,916
Six Flags Entertainment Corp.(a)	18,569	1,156,106
Starbucks Corp.	395,230	22,879,807
Vail Resorts, Inc.	10,959	2,429,610
Wendy’s Co.(a)	51,311	900,508
Wyndham Worldwide Corp.	28,144	3,220,518
Wynn Resorts Ltd.	22,390	4,083,040
Yum China Holdings, Inc.	104,556	4,339,074
Yum! Brands, Inc.	99,165	8,441,916

		146,794,382
Household Durables — 0.4%
D.R. Horton, Inc.	96,913	4,248,666
Garmin Ltd.(a)	34,602	2,039,096
Leggett & Platt, Inc.(a)	36,507	1,619,451
Lennar Corp., Class A	78,459	4,624,373
Lennar Corp., Class B	3,438	163,958
Mohawk Industries, Inc.(b)	17,465	4,055,722
Newell Brands, Inc.(a)	138,523	3,529,566
NVR, Inc.(b)	932	2,609,600
PulteGroup, Inc.(a)	75,777	2,234,664
Tempur Sealy International, Inc.(a)(b)	14,422	653,172
Toll Brothers, Inc.(a)	40,358	1,745,484
Tupperware Brands Corp.	15,307	740,553
Whirlpool Corp.	19,559	2,994,678

		31,258,983
Household Products — 1.3%
Church & Dwight Co., Inc.(a)	69,902	3,520,264

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Household Products (continued)
Clorox Co.(a)	39,110	$5,205,932
Colgate-Palmolive Co.	246,382	17,660,662
Energizer Holdings, Inc.(a)	15,503	923,669
Kimberly-Clark Corp.	102,691	11,309,360
Procter & Gamble Co.	721,468	57,197,904
Spectrum Brands Holdings, Inc.(a)	6,039	626,244

		96,444,035
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	191,164	2,173,535
NRG Energy, Inc.	86,191	2,631,411
Vistra Energy Corp.(a)(b)	67,920	1,414,774

		6,219,720
Industrial Conglomerates — 1.6%
3M Co.(a)	166,343	36,515,616
BWX Technologies, Inc.(a)	26,434	1,679,352
Carlisle Cos., Inc.(a)	17,324	1,808,799
General Electric Co.	2,516,522	33,922,703
Honeywell International, Inc.	215,655	31,164,304
Roper Technologies, Inc.(a)	30,164	8,466,733
Seaboard Corp.	60	255,900

		113,813,407
Insurance — 2.8%
Aflac, Inc.	218,050	9,541,868
Alleghany Corp.	3,136	1,926,884
Allstate Corp.	102,667	9,732,832
American Financial Group, Inc.	19,381	2,174,936
American International Group, Inc.(a)	259,002	14,094,889
American National Insurance Co.	2,030	237,429
Aon PLC	71,505	10,034,297
Arch Capital Group Ltd.(b)	35,293	3,020,728
Arthur J Gallagher & Co.(a)	50,832	3,493,683
Aspen Insurance Holdings Ltd.	15,123	678,267
Assurant, Inc.	15,012	1,372,247
Assured Guaranty Ltd.	34,040	1,232,248
Athene Holding Ltd., Class A(b)	33,212	1,587,866
Axis Capital Holdings Ltd.	24,228	1,394,806
Brighthouse Financial, Inc.(b)	24,866	1,278,112
Brown & Brown, Inc.	65,818	1,674,410
Chubb Ltd.	133,762	18,294,629
Cincinnati Financial Corp.(a)	43,006	3,193,626
CNA Financial Corp.	8,729	430,776
Erie Indemnity Co., Class A	7,348	864,419
Everest Re Group Ltd.	11,451	2,940,846
First American Financial Corp.	29,986	1,759,578
FNF Group	75,522	3,022,390
Hanover Insurance Group, Inc.	11,359	1,339,112
Hartford Financial Services Group, Inc.	101,240	5,215,885
Lincoln National Corp.	61,684	4,506,633
Loews Corp.	85,937	4,273,647
Markel Corp.(b)	4,185	4,897,496
Marsh & McLennan Cos., Inc.	146,610	12,108,520
Mercury General Corp.(a)	6,265	287,376
MetLife, Inc.	262,212	12,032,863
Old Republic International Corp.	62,779	1,346,610
Principal Financial Group, Inc.	75,476	4,597,243
ProAssurance Corp.	13,841	671,981
Progressive Corp.	166,578	10,149,597
Prudential Financial, Inc.	123,975	12,837,611
Reinsurance Group of America, Inc.(a)	17,909	2,757,986
RenaissanceRe Holdings Ltd.	11,126	1,541,062
Torchmark Corp.	32,579	2,742,174
Travelers Cos., Inc.	78,099	10,844,827
Unum Group	63,615	3,028,710

Security	Shares	Value
Insurance (continued)
Validus Holdings Ltd.	20,956	$1,413,482
W.R. Berkley Corp.(a)	27,867	2,025,931
White Mountains Insurance Group Ltd.	1,090	896,547
Willis Towers Watson PLC	37,864	5,762,522
XL Group Ltd.	71,152	3,931,859

		203,191,440
Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.(b)	115,749	167,528,158
Booking Holdings, Inc.(b)	14,188	29,516,573
Expedia Group, Inc.(a)	35,033	3,867,994
Liberty Expedia Holdings, Inc., Class A(b)	14,649	575,413
Liberty Interactive Corp QVC Group, Series A(b)	125,540	3,159,842
Netflix, Inc.(a)(b)	118,392	34,967,077
TripAdvisor, Inc.(a)(b)	28,633	1,170,803
Wayfair, Inc., Class A(a)(b)	9,904	668,817

		241,454,677
Internet Software & Services — 4.4%
Akamai Technologies, Inc.(b)	45,636	3,239,243
Alphabet, Inc., Class A(b)	85,663	88,844,524
Alphabet, Inc., Class C(b)	86,623	89,376,745
eBay, Inc.(b)	275,077	11,069,099
Facebook, Inc., Class A(b)	680,474	108,732,781
GoDaddy, Inc., Class A(b)	35,415	2,175,189
IAC/InterActiveCorp(b)	20,049	3,135,263
LogMeIn, Inc.	14,135	1,633,299
Match Group, Inc.(a)(b)	10,530	467,953
Pandora Media, Inc.(a)(b)	77,564	390,147
Twitter, Inc.(b)	191,844	5,565,394
VeriSign, Inc.(b)	24,555	2,911,241
Zillow Group, Inc., Class A(b)	15,230	822,420
Zillow Group, Inc., Class C(a)(b)	29,316	1,577,201

		319,940,499
IT Services — 4.4%
Accenture PLC, Class A	176,845	27,145,707
Alliance Data Systems Corp.	13,942	2,967,694
Amdocs Ltd.	39,368	2,626,633
Automatic Data Processing, Inc.	129,514	14,697,249
Black Knight, Inc.(b)	43,941	2,069,621
Booz Allen Hamilton Holding Corp.	41,518	1,607,577
Broadridge Financial Solutions, Inc.(a)	34,636	3,799,223
Cognizant Technology Solutions Corp., Class A	170,124	13,694,982
Conduent, Inc.(a)(b)	56,163	1,046,878
CoreLogic, Inc.(b)	24,072	1,088,777
CSRA, Inc.	44,358	1,828,880
DST Systems, Inc.	17,391	1,454,757
DXC Technology Co.	80,320	8,074,570
Euronet Worldwide, Inc.(a)(b)	14,429	1,138,737
Fidelity National Information Services, Inc.	98,137	9,450,593
First Data Corp., Class A(b)	133,502	2,136,032
Fiserv, Inc.(b)	124,532	8,880,377
FleetCor Technologies, Inc.(b)	25,201	5,103,202
Gartner, Inc.(b)	25,201	2,964,142
Genpact Ltd.	40,844	1,306,600
Global Payments, Inc.	43,331	4,832,273
International Business Machines Corp.	243,577	37,372,019
Jack Henry & Associates, Inc.	21,907	2,649,652
Leidos Holdings, Inc.	41,088	2,687,155
Mastercard, Inc., Class A(a)	264,862	46,393,228
Paychex, Inc.(a)	91,040	5,607,154
PayPal Holdings, Inc.(b)	328,697	24,938,241
Sabre Corp.(a)	71,576	1,535,305
Square, Inc., Class A(a)(b)	67,381	3,315,145
Switch, Inc., Class A	7,967	126,755

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
Teradata Corp.(a)(b)	34,091	$1,352,390
Total System Services, Inc.	52,014	4,486,728
Visa, Inc., Class A(a)	520,322	62,240,798
Western Union Co.(a)	133,276	2,562,897
WEX, Inc.(b)	11,050	1,730,651
Worldpay, Inc., Class A(b)	80,967	6,658,726

		321,571,348
Leisure Products — 0.1%
Brunswick Corp.	23,944	1,422,034
Hasbro, Inc.(a)	31,444	2,650,729
Mattel, Inc.(a)	97,223	1,278,482
Polaris Industries, Inc.(a)	16,657	1,907,560

		7,258,805
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	91,076	6,092,984
Bio-Rad Laboratories, Inc., Class A(b)	5,942	1,485,975
Bio-Techne Corp.	10,634	1,606,159
Bruker Corp.	26,902	804,908
Charles River Laboratories International, Inc.(b)	13,466	1,437,361
Illumina, Inc.(b)	42,266	9,992,528
IQVIA Holdings, Inc.(b)	45,269	4,441,342
Mettler-Toledo International, Inc.(b)	7,793	4,481,209
PerkinElmer, Inc.(a)	31,443	2,380,864
QIAGEN NV(a)(b)	61,422	1,984,545
Thermo Fisher Scientific, Inc.	115,246	23,793,689
Waters Corp.(b)	21,663	4,303,355

		62,804,919
Machinery — 1.9%
AGCO Corp.	19,153	1,242,072
Caterpillar, Inc.	164,712	24,275,107
Colfax Corp.(a)(b)	26,900	858,110
Crane Co.	14,483	1,343,153
Cummins, Inc.	46,578	7,549,828
Deere & Co.	93,754	14,561,871
Donaldson Co., Inc.	37,320	1,681,266
Dover Corp.	44,134	4,334,842
Flowserve Corp.(a)	37,409	1,620,932
Fortive Corp.	90,870	7,044,242
Gardner Denver Holdings, Inc.(a)(b)	19,379	594,548
Gates Industrial Corp. PLC(b)	12,536	219,505
Graco, Inc.	45,532	2,081,723
IDEX Corp.	21,412	3,051,424
Illinois Tool Works, Inc.(a)	89,236	13,979,712
Ingersoll-Rand PLC(a)	71,114	6,080,958
ITT, Inc.	25,870	1,267,113
Lincoln Electric Holdings, Inc.	16,702	1,502,345
Middleby Corp.(a)(b)	15,520	1,921,221
Nordson Corp.	16,199	2,208,572
Oshkosh Corp.	20,419	1,577,776
PACCAR, Inc.	96,836	6,407,638
Parker-Hannifin Corp.	37,338	6,385,918
Pentair PLC	46,553	3,171,656
Snap-on, Inc.(a)	15,958	2,354,443
Stanley Black & Decker, Inc.	46,289	7,091,475
Terex Corp.(a)	20,723	775,248
Timken Co.	20,322	926,683
Toro Co.	29,045	1,813,860
Trinity Industries, Inc.	42,088	1,373,332
Valmont Industries, Inc.(a)	6,241	913,058
WABCO Holdings, Inc.(b)	13,894	1,859,990
Wabtec Corp.(a)	23,486	1,911,760
Welbilt, Inc.(a)(b)	37,983	738,769

Security	Shares	Value
Machinery (continued)
Xylem, Inc.(a)	51,382	$3,952,304

		138,672,454
Marine — 0.0%
Kirby Corp.(b)	14,595	1,123,085

Media — 2.6%
AMC Networks, Inc., Class A(a)(b)	12,619	652,402
Cable One, Inc.(a)	1,355	931,034
CBS Corp., Class B	94,152	4,838,471
Charter Communications, Inc., Class A(b)	51,616	16,063,932
Cinemark Holdings, Inc.(a)	30,463	1,147,541
Comcast Corp., Class A	1,336,973	45,684,333
Discovery Communications, Inc., Class A(a)(b)	39,635	849,378
Discovery Communications, Inc., Class C(b)	85,276	1,664,588
DISH Network Corp., Class A(a)(b)	61,722	2,338,647
GCI Liberty, Inc., Class A(b)	27,162	1,435,783
IHS Markit Ltd.(b)	109,102	5,263,081
Interpublic Group of Cos., Inc.(a)	111,546	2,568,904
John Wiley & Sons, Inc., Class A	12,984	827,081
Liberty Broadband Corp., Class A(b)	6,491	550,437
Liberty Broadband Corp., Class C(b)	30,089	2,578,327
Liberty Media Corp-Liberty Formula One, Class A(b)	5,680	166,367
Liberty Media Corp-Liberty Formula One, Class C(b)	52,978	1,634,371
Liberty Media Corp. - Liberty SiriusXM, Class A(b)	25,554	1,050,269
Liberty Media Corp. - Liberty SiriusXM, Class C(b)	50,412	2,059,330
Lions Gate Entertainment Corp., Class A	15,839	409,121
Lions Gate Entertainment Corp., Class B	31,284	753,319
Live Nation Entertainment, Inc.(b)	36,917	1,555,682
Madison Square Garden Co., Class A(b)	5,367	1,319,209
News Corp., Class A	107,674	1,701,249
News Corp., Class B	36,762	591,868
Omnicom Group, Inc.(a)	65,397	4,752,400
Sirius XM Holdings, Inc.(a)	405,888	2,532,741
TEGNA, Inc.	63,905	727,878
Time Warner, Inc.	224,572	21,240,020
Tribune Media Co., Class A	23,109	936,146
Twenty-First Century Fox, Inc., Class A	294,545	10,806,856
Twenty-First Century Fox, Inc., Class B(a)	134,647	4,897,111
Viacom, Inc., Class A(a)	1,857	73,537
Viacom, Inc., Class B	98,564	3,061,398
Walt Disney Co.(a)	433,820	43,572,881

		191,235,692
Metals & Mining — 0.4%
Alcoa Corp.(b)	51,234	2,303,481
Freeport-McMoRan, Inc.(b)	384,856	6,761,920
Newmont Mining Corp.	152,121	5,943,367
Nucor Corp.	90,122	5,505,553
Reliance Steel & Aluminum Co.(a)	20,028	1,717,201
Royal Gold, Inc.(a)	18,302	1,571,593
Southern Copper Corp.(a)	24,121	1,306,876
Steel Dynamics, Inc.	64,354	2,845,734
Tahoe Resources, Inc.(a)	98,064	459,920
United States Steel Corp.(a)	47,813	1,682,539

		30,098,184
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Two Harbors Investment Corp.	51,847	796,888

Multi-Utilities — 0.9%
Alliant Energy Corp.	65,287	2,667,627
Ameren Corp.	67,159	3,803,214
CenterPoint Energy, Inc.(a)	121,268	3,322,743
CMS Energy Corp.	80,136	3,629,360
Consolidated Edison, Inc.	88,157	6,870,957

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Multi-Utilities (continued)
Dominion Energy, Inc.(a)	185,624	$12,516,626
DTE Energy Co.(a)	54,811	5,722,268
MDU Resources Group, Inc.	57,428	1,617,173
NiSource, Inc.	98,062	2,344,662
Public Service Enterprise Group, Inc.	143,119	7,190,299
SCANA Corp.	37,862	1,421,718
Sempra Energy(a)	73,973	8,227,277
Vectren Corp.	23,915	1,528,647
WEC Energy Group, Inc.(a)	96,436	6,046,537

		66,909,108
Multiline Retail — 0.5%
Burlington Stores, Inc.(b)	19,166	2,551,953
Dollar General Corp.	81,401	7,615,063
Dollar Tree, Inc.(b)	65,031	6,171,442
Kohl’s Corp.(a)	47,340	3,101,243
Macy’s, Inc.(a)	86,508	2,572,748
Nordstrom, Inc.(a)	32,839	1,589,736
Target Corp.	158,999	11,039,301

		34,641,486
Oil, Gas & Consumable Fuels — 4.9%
Anadarko Petroleum Corp.	161,077	9,730,662
Andeavor	47,674	4,794,097
Antero Resources Corp.(b)	67,293	1,335,766
Apache Corp.(a)	116,708	4,490,924
Cabot Oil & Gas Corp.	131,945	3,164,041
Centennial Resource Development, Inc., Class A(a)(b)	44,336	813,566
Cheniere Energy, Inc.(a)(b)	56,823	3,037,189
Chesapeake Energy Corp.(a)(b)	264,062	797,467
Chevron Corp.	542,809	61,901,938
Cimarex Energy Co.	26,633	2,490,186
CNX Resources Corp.(b)	62,424	963,202
Concho Resources, Inc.(b)	41,605	6,254,480
ConocoPhillips	337,100	19,986,659
CONSOL Energy, Inc.(b)	6,881	199,343
Continental Resources, Inc.(a)(b)	25,291	1,490,904
Devon Energy Corp.	149,908	4,765,575
Diamondback Energy, Inc.(a)(b)	27,165	3,436,916
Energen Corp.(b)	27,541	1,731,227
EOG Resources, Inc.	166,219	17,497,874
EQT Corp.	68,755	3,266,550
Extraction Oil & Gas, Inc.(a)(b)	39,077	447,822
Exxon Mobil Corp.	1,215,594	90,695,394
Gulfport Energy Corp.(a)(b)	48,250	465,613
Hess Corp.(a)	88,576	4,483,717
HollyFrontier Corp.	49,592	2,423,065
Kinder Morgan, Inc.	537,250	8,090,985
Kosmos Energy Ltd.(b)	58,687	369,728
Laredo Petroleum, Inc.(a)(b)	43,199	376,263
Marathon Oil Corp.(a)	235,308	3,795,518
Marathon Petroleum Corp.	141,817	10,368,241
Murphy Oil Corp.(a)	47,081	1,216,573
Murphy USA, Inc.(b)	9,831	715,697
Newfield Exploration Co.(b)	54,533	1,331,696
Noble Energy, Inc.(a)	145,790	4,417,437
Occidental Petroleum Corp.	220,607	14,330,631
ONEOK, Inc.	109,043	6,206,728
Parsley Energy, Inc., Class A(b)	64,173	1,860,375
PBF Energy, Inc., Class A(a)	30,271	1,026,187
Phillips 66	122,917	11,790,199
Pioneer Natural Resources Co.	50,091	8,604,632
QEP Resources, Inc.(b)	73,593	720,475
Range Resources Corp.(a)	67,427	980,389
RSP Permian, Inc.(b)	35,590	1,668,459

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.(a)	29,218	$526,801
Southwestern Energy Co.(b)	165,377	716,082
Targa Resources Corp.(a)	59,838	2,632,872
Valero Energy Corp.	128,551	11,925,676
Whiting Petroleum Corp.(a)(b)	23,799	805,358
Williams Cos., Inc.	234,545	5,830,789
World Fuel Services Corp.	17,958	440,869
WPX Energy, Inc.(a)(b)	112,250	1,659,055

		353,071,892
Paper & Forest Products — 0.1%
Domtar Corp.(a)	19,092	812,174
International Paper Co.	116,277	6,212,680

		7,024,854
Personal Products — 0.2%
Coty, Inc., Class A(a)	131,977	2,415,179
Edgewell Personal Care Co.(a)(b)	14,166	691,584
Estee Lauder Cos., Inc., Class A(a)	63,008	9,433,558
Herbalife Ltd.(b)	17,436	1,699,487
Nu Skin Enterprises, Inc., Class A	15,242	1,123,488

		15,363,296
Pharmaceuticals — 4.0%
Akorn, Inc.(b)	27,551	515,479
Allergan PLC	98,144	16,516,654
Bristol-Myers Squibb Co.	474,308	29,999,981
Eli Lilly & Co.	282,447	21,852,924
Endo International PLC(b)	71,891	427,033
Johnson & Johnson	772,989	99,058,540
Mallinckrodt PLC(b)	22,748	329,391
Merck & Co., Inc.	787,271	42,882,651
Mylan NV(b)	151,946	6,255,617
Perrigo Co. PLC	36,776	3,064,912
Pfizer, Inc.	1,691,548	60,033,003
Zoetis, Inc.	142,844	11,928,903

		292,865,088
Professional Services — 0.3%
CoStar Group, Inc.(b)	9,872	3,580,377
Dun & Bradstreet Corp.	10,530	1,232,010
Equifax, Inc.	33,753	3,976,441
ManpowerGroup, Inc.(a)	18,174	2,091,827
Nielsen Holdings PLC	99,185	3,153,091
Robert Half International, Inc.(a)	33,804	1,956,914
TransUnion(b)	50,733	2,880,620
Verisk Analytics, Inc.(a)(b)	42,427	4,412,408

		23,283,688
Real Estate Investment Trusts (REITs) — 3.4%
AGNC Investment Corp.	111,988	2,118,813
Alexandria Real Estate Equities, Inc.	28,234	3,526,144
American Campus Communities, Inc.	38,389	1,482,583
American Homes 4 Rent, Class A	68,549	1,376,464
American Tower Corp.	122,174	17,756,769
Annaly Capital Management, Inc.	325,983	3,399,992
Apartment Investment & Management Co., Class A	42,488	1,731,386
Apple Hospitality REIT, Inc.	63,291	1,112,023
AvalonBay Communities, Inc.	41,710	6,859,627
Boston Properties, Inc.	47,108	5,804,648
Brandywine Realty Trust	44,452	705,898
Brixmor Property Group, Inc.	87,623	1,336,251
Camden Property Trust	26,345	2,217,722
Chimera Investment Corp.	55,949	974,072
Colony NorthStar, Inc., Class A	139,582	784,451
Columbia Property Trust, Inc.	33,766	690,852

7

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
CoreCivic, Inc.	34,397	$671,429
CoreSite Realty Corp.	9,660	968,512
Corporate Office Properties Trust	26,716	690,074
Crown Castle International Corp.	117,055	12,830,399
CubeSmart	51,623	1,455,769
CyrusOne, Inc.(a)	25,983	1,330,589
DCT Industrial Trust, Inc.	26,312	1,482,418
DDR Corp.	91,220	668,643
Digital Realty Trust, Inc.	57,745	6,085,168
Douglas Emmett, Inc.	44,872	1,649,495
Duke Realty Corp.	98,778	2,615,641
Empire State Realty Trust, Inc., Class A(a)	37,933	636,895
EPR Properties	17,696	980,358
Equinix, Inc.	22,840	9,550,318
Equity Commonwealth(b)	33,965	1,041,707
Equity LifeStyle Properties, Inc.	23,864	2,094,543
Equity Residential	101,235	6,238,101
Essex Property Trust, Inc.	18,540	4,462,207
Extra Space Storage, Inc.(a)	34,112	2,980,024
Federal Realty Investment Trust	20,670	2,399,994
Forest City Realty Trust, Inc., Class A	71,073	1,439,939
Gaming and Leisure Properties, Inc.	56,884	1,903,908
GGP, Inc.	176,364	3,608,407
HCP, Inc.	132,215	3,071,355
Healthcare Trust of America, Inc., Class A	57,156	1,511,776
Highwoods Properties, Inc.	29,260	1,282,173
Hospitality Properties Trust	28,788	729,488
Host Hotels & Resorts, Inc.	203,018	3,784,256
Hudson Pacific Properties, Inc.	44,760	1,456,043
Invitation Homes, Inc.	80,299	1,833,226
JBG Smith Properties	25,903	873,190
Kilroy Realty Corp.	27,207	1,930,609
Kimco Realty Corp.	118,150	1,701,360
Lamar Advertising Co., Class A	22,699	1,445,018
Liberty Property Trust	41,486	1,648,239
Life Storage, Inc.(a)	13,599	1,135,789
Macerich Co.	38,005	2,129,040
Medical Properties Trust, Inc.	107,255	1,394,315
MFA Financial, Inc.	111,568	840,107
Mid-America Apartment Communities, Inc.	31,967	2,916,669
National Retail Properties, Inc.(a)	43,058	1,690,457
New Residential Investment Corp.	93,603	1,539,769
Omega Healthcare Investors, Inc.(a)	54,636	1,477,357
Outfront Media, Inc.	41,442	776,623
Paramount Group, Inc.	58,030	826,347
Park Hotels & Resorts, Inc.	50,301	1,359,133
Piedmont Office Realty Trust, Inc., Class A	42,763	752,201
Prologis, Inc.	157,102	9,895,855
Public Storage	43,269	8,670,675
Rayonier, Inc.	36,255	1,275,451
Realty Income Corp.(a)	80,069	4,141,969
Regency Centers Corp.	42,375	2,499,278
Retail Properties of America, Inc., Class A	66,879	779,809
SBA Communications Corp.(b)	32,998	5,640,018
Senior Housing Properties Trust	54,047	846,376
Simon Property Group, Inc.	91,080	14,058,198
SL Green Realty Corp.	25,515	2,470,617
Spirit Realty Capital, Inc.	128,786	999,379
Starwood Property Trust, Inc.	69,863	1,463,630
STORE Capital Corp.	47,927	1,189,548
Sun Communities, Inc.	22,246	2,032,617
Tanger Factory Outlet Centers, Inc.	23,323	513,106
Taubman Centers, Inc.	16,761	953,869
UDR, Inc.	75,599	2,692,836

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Uniti Group, Inc.(a)	42,678	$693,518
Ventas, Inc.	100,969	5,000,995
VEREIT, Inc.	275,600	1,918,176
VICI Properties, Inc.(a)	76,975	1,410,182
Vornado Realty Trust	49,127	3,306,247
Weingarten Realty Investors	30,788	864,527
Welltower, Inc.	112,970	6,148,957
Weyerhaeuser Co.	224,476	7,856,660
WP Carey, Inc.	29,759	1,844,760

		246,934,026
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(b)	89,584	4,230,157
Howard Hughes Corp.(b)	10,016	1,393,526
Jones Lang LaSalle, Inc.(a)	12,369	2,160,122
Realogy Holdings Corp.(a)	39,747	1,084,298

		8,868,103
Road & Rail — 0.9%
AMERCO(a)	1,201	414,465
CSX Corp.	246,250	13,718,587
Genesee & Wyoming, Inc., Class A(b)	17,406	1,232,171
JB Hunt Transport Services, Inc.(a)	24,277	2,844,051
Kansas City Southern	29,420	3,231,787
Landstar System, Inc.	12,397	1,359,331
Norfolk Southern Corp.	83,684	11,362,614
Old Dominion Freight Line, Inc.	17,468	2,567,272
Ryder System, Inc.	14,109	1,026,994
Union Pacific Corp.	225,722	30,343,808

		68,101,080
Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices, Inc.(a)(b)	238,769	2,399,628
Analog Devices, Inc.(a)	110,673	10,085,630
Applied Materials, Inc.	305,335	16,979,679
Broadcom Ltd.	116,856	27,537,116
Cavium, Inc.(b)	18,162	1,441,700
Cypress Semiconductor Corp.(a)	94,830	1,608,317
First Solar, Inc.(a)(b)	22,355	1,586,758
Intel Corp.(a)	1,354,159	70,524,549
KLA-Tencor Corp.(a)	44,806	4,884,302
Lam Research Corp.	46,307	9,407,730
Marvell Technology Group Ltd.(a)	113,050	2,374,050
Maxim Integrated Products, Inc.	80,123	4,825,007
Microchip Technology, Inc.(a)	64,599	5,901,765
Micron Technology, Inc.(b)	314,712	16,409,084
Microsemi Corp.(b)	32,166	2,081,783
NVIDIA Corp.	166,666	38,598,179
NXP Semiconductors NV(b)	96,275	11,264,175
ON Semiconductor Corp.(a)(b)	116,771	2,856,219
Qorvo, Inc.(b)	34,793	2,451,167
QUALCOMM, Inc.	426,407	23,627,212
Skyworks Solutions, Inc.(a)	53,765	5,390,479
Teradyne, Inc.(a)	55,251	2,525,523
Texas Instruments, Inc.(a)	282,818	29,381,962
Xilinx, Inc.(a)	71,909	5,194,706

		299,336,720
Software — 5.7%
Activision Blizzard, Inc.	216,310	14,592,273
Adobe Systems, Inc.(b)	142,469	30,784,701
ANSYS, Inc.(b)	23,742	3,720,134
Atlassian Corp. PLC, Class A(b)	24,643	1,328,751
Autodesk, Inc.(b)	61,142	7,678,212
CA, Inc.(a)	90,457	3,066,492
Cadence Design Systems, Inc.(b)	77,670	2,855,926

8

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
CDK Global, Inc.	35,725	$2,262,821
Citrix Systems, Inc.(b)	42,968	3,987,430
Dell Technologies, Inc., Class V(b)	56,556	4,140,465
Electronic Arts, Inc.(b)	87,512	10,609,955
FireEye, Inc.(b)	54,766	927,188
Fortinet, Inc.(b)	39,895	2,137,574
Guidewire Software, Inc.(a)(b)	21,614	1,747,060
Intuit, Inc.(a)	70,771	12,268,153
Manhattan Associates, Inc.(a)(b)	17,494	732,649
Microsoft Corp.	2,153,638	196,562,449
Nuance Communications, Inc.(b)	82,331	1,296,713
Oracle Corp.	840,220	38,440,065
PTC, Inc.(b)	31,428	2,451,698
Red Hat, Inc.(b)	50,094	7,489,554
salesforce.com, Inc.(b)	200,397	23,306,171
ServiceNow, Inc.(b)	48,431	8,012,909
Splunk, Inc.(b)	39,702	3,906,280
SS&C Technologies Holdings, Inc.(a)	48,648	2,609,479
Symantec Corp.(a)	175,003	4,523,828
Synopsys, Inc.(b)	41,697	3,470,858
Tableau Software, Inc., Class A(b)	17,951	1,450,800
Take-Two Interactive Software, Inc.(b)	31,659	3,095,617
Tyler Technologies, Inc.(a)(b)	9,630	2,031,545
Ultimate Software Group, Inc.(a)(b)	8,012	1,952,524
VMware, Inc., Class A(a)(b)	19,075	2,313,225
Workday, Inc., Class A(b)	38,453	4,887,761
Zynga, Inc., Class A(b)	216,954	794,052

		411,435,312
Specialty Retail — 2.1%
Advance Auto Parts, Inc.	20,066	2,378,824
AutoNation, Inc.(a)(b)	16,519	772,759
AutoZone, Inc.(b)	7,770	5,040,321
Bed Bath & Beyond, Inc.(a)	35,539	745,964
Best Buy Co., Inc.(a)	73,857	5,169,251
CarMax, Inc.(b)	50,402	3,121,900
Dick’s Sporting Goods, Inc.(a)	20,478	717,754
Floor & Decor Holdings, Inc., Class A(b)	8,291	432,127
Foot Locker, Inc.(a)	33,197	1,511,791
GameStop Corp., Class A(a)	24,750	312,345
Gap, Inc.(a)	67,272	2,098,886
Home Depot, Inc.(a)	338,575	60,347,430
L Brands, Inc.(a)	69,324	2,648,870
Lowe’s Cos., Inc.(a)	242,068	21,241,467
Michaels Cos., Inc.(b)	33,201	654,392
O’Reilly Automotive, Inc.(b)	23,571	5,830,994
Penske Automotive Group, Inc.(a)	11,498	509,706
Ross Stores, Inc.	112,286	8,756,062
Sally Beauty Holdings, Inc.(b)	39,104	643,261
Signet Jewelers Ltd.	16,563	638,007
Tiffany & Co.	29,848	2,914,956
TJX Cos., Inc.	184,083	15,013,810
Tractor Supply Co.(a)	34,234	2,157,427
Ulta Salon Cosmetics & Fragrance, Inc.(b)	16,835	3,438,885
Urban Outfitters, Inc.(b)	23,926	884,305
Williams-Sonoma, Inc.(a)	24,857	1,311,455

		149,292,949
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	1,459,143	244,814,845
Hewlett Packard Enterprise Co.	458,208	8,036,968
HP, Inc.	481,607	10,556,826
NCR Corp.(a)(b)	35,514	1,119,401
NetApp, Inc.(a)	79,715	4,917,618

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	84,314	$7,779,653
Xerox Corp.	66,501	1,913,899

		279,139,210
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.(a)	13,393	1,394,211
Hanesbrands, Inc.(a)	101,662	1,872,614
lululemon athletica, Inc.(b)	26,330	2,346,530
Michael Kors Holdings Ltd.(b)	40,173	2,493,940
NIKE, Inc., Class B	376,619	25,022,566
PVH Corp.	21,869	3,311,623
Ralph Lauren Corp.(a)	15,548	1,738,267
Skechers U.S.A., Inc., Class A(b)	36,809	1,431,502
Tapestry, Inc.	81,084	4,265,829
Under Armour, Inc., Class A(a)(b)	51,837	847,535
Under Armour, Inc., Class C(a)(b)	55,714	799,496
VF Corp.	92,002	6,819,188

		52,343,301
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.(a)	134,156	1,748,053
People’s United Financial, Inc.(a)	93,826	1,750,793
TFS Financial Corp.(a)	15,276	224,404

		3,723,250
Tobacco — 1.1%
Altria Group, Inc.	548,347	34,172,985
Philip Morris International, Inc.	445,991	44,331,505

		78,504,490
Trading Companies & Distributors — 0.3%
Air Lease Corp.	27,450	1,169,919
Fastenal Co.(a)	80,763	4,408,852
HD Supply Holdings, Inc.(b)	53,932	2,046,180
MSC Industrial Direct Co., Inc., Class A	12,326	1,130,418
United Rentals, Inc.(b)	24,018	4,148,629
Univar, Inc.(b)	32,014	888,389
W.W. Grainger, Inc.(a)	14,215	4,012,468
Watsco, Inc.(a)	8,490	1,536,435
WESCO International, Inc.(b)	14,168	879,124

		20,220,414
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	21,785	804,520

Water Utilities — 0.1%
American Water Works Co., Inc.	50,765	4,169,329
Aqua America, Inc.(a)	49,112	1,672,755

		5,842,084
Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	183,482	895,392
T-Mobile U.S., Inc.(b)	85,366	5,210,741
Telephone & Data Systems, Inc.	24,679	691,752
United States Cellular Corp.(b)	2,304	92,598

		6,890,483

Total Common Stocks — 98.9% (Cost — $5,906,821,753)		7,190,350,221

Investment Companies — 0.7%

United States — 0.7%
iShares Russell 1000 ETF(a)(e)	345,285	50,708,555

Total Long-Term Investments — 99.6% (Cost — $5,956,781,315)		7,241,058,776

9

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.85%(c)(d)(e)	671,864,618	$671,864,618
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%, 12/31/50(d)(e)	87,192,468	87,192,468

Total Short-Term Securities — 10.5% (Cost — $759,095,257)		759,057,086

Total Investments — 110.1% (Cost — $6,715,876,572)		8,000,115,862
Liabilities in Excess of Other Assets — (10.1)%		(731,232,507)

Net Assets — 100.0%		$7,268,883,355

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

(e)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/17	Shares Purchased		Shares Sold	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	32,510	3,104		(476)	35,138	$19,034,957	$100,244		$—	$933,678
BlackRock Cash Funds: Institutional, SL Agency Shares	446,113,767	225,750,851	(c)	—	671,864,618	671,864,618	379,533	(b)	(28,775)	(58,004)
BlackRock Cash Funds: Treasury, SL Agency Shares	85,375,486	1,816,982	(c)	—	87,192,468	87,192,468	281,251		—	—
PNC Financial Services Group, Inc.	125,620	11,115		(2,243)	134,492	20,340,570	99,189		9,648	899,338
iShares Russell 1000 ETF	263,469	848,143		(766,327)	345,285	50,708,555	176,881		973,799	(1,435,576)

						$849,141,168	$1,037,098		$954,672	$339,436

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	Represents net shares purchased.

Portfolio Abbreviations

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
S&P 500 E-Mini Index	169	06/15/18	$22,333	$101,082
S&P MidCap 400 E-Mini Index	10	06/15/18	1,883	8,673

				$109,755

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access.

10

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Large Cap Index Master Portfolio

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$7,190,350,221	$—	$—	$7,190,350,221
Investment Companies	50,708,555	—	—	50,708,555
Short-Term Securities	759,057,086	—	—	759,057,086

	$8,000,115,862	$—	$—	$8,000,115,862

Derivative Financial Instruments(b)
Assets:
Equity rate contracts	$109,755	$—	$—	$109,755

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2018, there were no transfers between levels.

11

Schedule of Investments (unaudited) March 31, 2018	LifePath Dynamic 2020 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 96.6%

Equity Funds — 47.0%
Active Stock Master Portfolio	$92,791,093	$92,791,093
BlackRock Advantage Emerging Markets Fund - Class K(a)	1,243,787	14,179,177
BlackRock Tactical Opportunities Fund	725,090	10,774,834
International Tilts Master Portfolio	28,686,384	28,686,384
iShares Edge MSCI Multifactor Intl ETF	160,475	4,636,123
iShares Edge MSCI Multifactor USA ETF	268,604	8,461,026
iShares MSCI EAFE Small-Cap ETF(b)	87,150	5,681,309

		165,209,946
Fixed Income Funds — 48.3%
CoreAlpha Bond Master Portfolio	118,980,094	118,980,094
iShares TIPS Bond ETF	237,765	26,879,333
Master Total Return Portfolio	23,840,398	23,840,398

		169,699,825
Short-Term Securities — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.85%(c)(d)	4,167,069	4,167,069
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.61%(d)	509,333	509,333

		4,676,402

Total Affiliated Investment Companies — 96.6% (Cost — $271,458,790)		339,586,173

Common Stocks — 1.4%

Equity Real Estate Investment Trusts (REITs) — 0.1%
Great Portland Estates PLC	3,198	29,844
Ichigo Hotel REIT Investment Corp.(b)	41	47,980
New South Resources Ltd.(a)(b)	36,794	44,635
PRS REIT PLC	36,962	52,117

		174,576
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	709	55,841

Household Durables — 0.0%
Glenveagh Properties PLC(a)(e)	34,938	47,718

Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.	898	112,151
AvalonBay Communities, Inc.	900	148,014
Boston Properties, Inc.	1,197	147,494
Canadian Apartment Properties REIT(b)	1,732	49,943
Capital & Regional PLC	49,690	37,460
CareTrust REIT, Inc.(b)	4,562	61,131
CyrusOne, Inc.	1,736	88,901
DDR Corp.	5,098	37,368
Duke Realty Corp.	2,339	61,937
EPR Properties(b)	1,652	91,521
Equinix, Inc.	177	74,011
Extra Space Storage, Inc.	1,129	98,630
Federal Realty Investment Trust	527	61,190
Gecina SA	687	119,216
GLP J-REIT	43	47,589
Goodman Group	12,492	81,224
Hammerson PLC	2,833	21,356
HCP, Inc.	2,903	67,437

Security	Shares/ Investment Value	Value
Real Estate Investment Trusts (REITs) (continued)
Healthcare Trust of America, Inc., Class A	$2,336	$61,787
Highwoods Properties, Inc.	855	37,466
Host Hotels & Resorts, Inc.	7,285	135,793
Ichigo Office REIT Investment Corp.(b)	47	35,805
Intu Properties PLC	8,647	25,194
Invincible Investment Corp.	169	78,183
Invitation Homes, Inc.	3,804	86,845
Kenedix Office Investment Corp.	9	54,902
Kenedix Retail REIT Corp.(b)	16	34,958
Land Securities Group PLC	5,959	78,402
Liberty Property Trust	1,858	73,818
Link REIT	13,000	111,432
Macerich Co.	862	48,289
Mid-America Apartment Communities, Inc.	812	74,087
Regency Centers Corp.	1,251	73,784
Rexford Industrial Realty, Inc.	3,415	98,318
RioCan Real Estate Investment Trust	1,620	29,726
Sabra Health Care REIT, Inc.	3,480	61,422
Scentre Group	35,310	104,196
Simon Property Group, Inc.	1,303	201,118
Spirit Realty Capital, Inc.(b)	9,515	73,836
Sun Communities, Inc.	1,083	98,954
UDR, Inc.	1,935	68,925
Unibail-Rodamco SE	455	103,933
Vastned Retail NV	536	25,568
VEREIT, Inc.	12,443	86,603
Vornado Realty Trust	169	11,374
Westfield Corp.	13,738	90,109

		3,471,400
Real Estate Management & Development — 0.3%
Aedas Homes SAU(a)(e)	1,127	41,263
Aroundtown SA	10,717	83,021
CK Asset Holdings Ltd.	14,500	122,366
Deutsche Wohnen SE, Bearer Shares	2,698	125,888
Entra ASA(e)	3,886	53,049
First Capital Realty, Inc.	2,834	44,764
Mega Manunggal Property Tbk PT(a)	1,153,200	49,001
Mitsubishi Estate Co. Ltd.	6,500	108,884
Mitsui Fudosan Co. Ltd.	4,500	108,636
Robinsons Land Corp.(a)	99,300	38,185
Sun Hung Kai Properties Ltd.	10,000	158,730
Takara Leben Co. Ltd.(b)	10,800	46,714
Unizo Holdings Co. Ltd.	1,800	44,295
Vonovia SE	1,444	71,608
Wharf Real Estate Investment Co. Ltd.	8,000	52,291
Yanlord Land Group Ltd.	30,500	$39,488

		1,188,183

Total Common Stocks — 1.4% (Cost — $4,817,069)		4,937,718

Total Investments — 98.0% (Cost — $276,275,859)		344,523,891
Other Assets Less Liabilities — 2.0%		6,876,848

Net Assets — 100.0%		$351,400,739

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

1

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2020 Master Portfolio

(f)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$97,061,251	$—		$(4,270,158	)(b)	$92,791,093	$92,791,093	$358,537		$2,033,167	$(1,167,523)
BlackRock Advantage Emerging Markets Fund(e)	1,202,006	—		(1,202,006)		—	—	—		1,675,415	(1,730,888)
BlackRock Advantage Emerging Markets Fund - Class K	—	1,376,531		(132,744)		1,243,787	14,179,177	—		40,078	407,472
BlackRock Cash Funds: Institutional, SL Agency Shares	6,032,185	—		(1,865,116	)(b)	4,167,069	4,167,069	1,257	(c)	(236)	(367)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,781,552	—		(1,272,219	)(b)	509,333	509,333	5,488		—	—
BlackRock Commodity Strategies Fund(e)	1,735,182	—		(1,735,182)		—	—	—		1,787,665	(2,287,008)
BlackRock Tactical Opportunities Fund	821,636	—		(96,546)		725,090	10,774,834	—		93,235	281,841
CoreAlpha Bond Master Portfolio	$125,214,086	$—		$(6,233,992	)(b)	$118,980,094	118,980,094	928,560		(1,203,910)	(2,243,698)
International Tilts Master Portfolio	$26,203,316	$2,483,068	(d)	$—		$28,686,384	28,686,384	149,783		718,414	(244,695)
iShares Edge MSCI Multifactor Intl ETF	204,135	—		(43,660)		160,475	4,636,123	—		294,602	(263,675)
iShares Edge MSCI Multifactor USA ETF	297,424	—		(28,820)		268,604	8,461,026	32,376		216,048	(242,357)
iShares MSCI EAFE Small-Cap ETF	56,886	30,264		—		87,150	5,681,309	—		—	38,570
iShares TIPS Bond ETF	246,811	—		(9,046)		237,765	26,879,333	5,217		(8,894)	(249,257)
Master Total Return Portfolio	$24,155,339	$—		$(314,941	)(b)	$23,840,398	23,840,398	292,341		(70,555)	(314,941)

							$339,586,173	$1,773,559		$5,575,029	$(8,016,526)

2

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2020 Master Portfolio

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value purchased.
(e)	No longer held by the LifePath Dynamic Master Portfolio.

For compliance purposes, the LifePath Dynamic Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

REIT — Real Estate Investment Trust

SEK — Swedish Krona

SGD — Singapore Dollar

S&P — S&P Global Ratings

USD — U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
CAC 40 Index	82	04/20/18	$5,201	$(80,393)
NIKKEI 225 (OSE)	36	06/07/18	7,261	213,316
S&P/TSK 60 Index	21	06/14/18	2,954	(26,595)
DAX Index	14	06/15/18	5,219	(82,406)
Russell 2000 E-Mini Index	174	06/15/18	13,321	(405,620)
2-Year U.S. Treasury Note	44	06/29/18	9,355	5,281

				(376,417)

Short Contracts:
S&P 400 E-Mini Index	31	06/15/18	5,838	121,717
S&P 500 E-Mini Index	186	06/15/18	24,580	940,382
10-Year U.S. Ultra Long Treasury Bond	105	06/20/18	16,849	(696,248)

				365,851

				$(10,566)

3

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	11,833	USD	226	State Street Bank and Trust Co.	04/03/18	$1
PHP	19,974	USD	381	State Street Bank and Trust Co.	04/03/18	1
CHF	55,000	USD	57,565	Bank of America N.A.	04/18/18	32
EUR	13,000	USD	15,992	Nomura International PLC	04/18/18	20
GBP	4,000	USD	5,554	Nomura International PLC	04/18/18	61
GBP	9,000	USD	12,460	Nomura International PLC	04/18/18	174
GBP	11,000	USD	15,309	Standard Chartered Bank	04/18/18	133
JPY	702,000	USD	6,449	Bank of America N.A.	04/18/18	154
JPY	1,110,000	USD	10,197	Bank of America N.A.	04/18/18	244
JPY	1,547,000	USD	14,305	Bank of America N.A.	04/18/18	246
JPY	4,759,000	USD	43,028	Bank of America N.A.	04/18/18	1,737
JPY	6,013,000	USD	54,555	Bank of America N.A.	04/18/18	2,005
SGD	6,000	USD	4,544	Standard Chartered Bank	04/18/18	34
SGD	168,000	USD	127,237	Standard Chartered Bank	04/18/18	939
USD	105,166	AUD	132,000	BNP Paribas S.A.	04/18/18	3,785
USD	795	AUD	1,000	Bank of America N.A.	04/18/18	26
USD	9,383	AUD	12,000	Standard Chartered Bank	04/18/18	167
USD	1,560	AUD	2,000	State Street Bank and Trust Co.	04/18/18	24
USD	11,160	EUR	9,000	BNP Paribas S.A.	04/18/18	75
USD	32,169	EUR	26,000	BNP Paribas S.A.	04/18/18	146
USD	14,797	EUR	12,000	Goldman Sachs International	04/18/18	17
USD	1,238	EUR	1,000	Nomura International PLC	04/18/18	6
USD	2,509	EUR	2,000	Nomura International PLC	04/18/18	46
USD	8,770	EUR	7,000	Nomura International PLC	04/18/18	148
USD	20,026	EUR	16,000	Nomura International PLC	04/18/18	319
USD	8,694	HKD	68,000	Citibank N.A.	04/18/18	25
USD	9,741	HKD	76,000	Citibank N.A.	04/18/18	52
USD	40,611	HKD	317,000	Goldman Sachs International	04/18/18	198
USD	11,109	HKD	87,000	State Street Bank and Trust Co.	04/18/18	18
USD	48,559	HKD	379,000	State Street Bank and Trust Co.	04/18/18	242
USD	5,795	IDR	77,628,000	BNP Paribas S.A.	04/18/18	163
USD	45,203	IDR	604,912,000	JPMorgan Chase Bank N.A.	04/18/18	1,318
USD	24,556	JPY	2,604,000	Nomura International PLC	04/18/18	62
USD	6,735	JPY	713,000	State Street Bank and Trust Co.	04/18/18	28
USD	3,321	NOK	26,000	Standard Chartered Bank	04/18/18	3
USD	16,881	PHP	867,000	JPMorgan Chase Bank N.A.	04/18/18	277
USD	8,547	SEK	69,000	Barclays Bank PLC	04/18/18	275
USD	1,260,850	AUD	1,607,257	Morgan Stanley & Co. International PLC	06/20/18	26,168
USD	1,585,781	CAD	2,031,894	Morgan Stanley & Co. International PLC	06/20/18	6,342
USD	708,944	EUR	570,867	Morgan Stanley & Co. International PLC	06/20/18	2,528
USD	3,629,902	EUR	2,923,163	Morgan Stanley & Co. International PLC	06/20/18	12,652

						60,891

4

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	45,786	USD	878	State Street Bank and Trust Co.	04/02/18	$(1)
AUD	9,000	USD	6,962	BNP Paribas S.A.	04/18/18	(49)
AUD	62,000	USD	48,032	BNP Paribas S.A.	04/18/18	(414)
AUD	26,000	USD	20,991	Bank of America N.A.	04/18/18	(1,022)
AUD	9,000	USD	7,039	Standard Chartered Bank	04/18/18	(126)
CAD	6,000	USD	4,827	BNP Paribas S.A.	04/18/18	(169)
CAD	30,000	USD	24,049	Bank of America N.A.	04/18/18	(756)
CAD	6,000	USD	4,662	Standard Chartered Bank	04/18/18	(4)
EUR	11,000	USD	13,616	Goldman Sachs International	04/18/18	(68)
EUR	18,000	USD	22,230	Goldman Sachs International	04/18/18	(60)
EUR	20,000	USD	24,894	Goldman Sachs International	04/18/18	(260)
EUR	5,000	USD	6,181	Nomura International PLC	04/18/18	(23)
EUR	46,000	USD	57,346	State Street Bank and Trust Co.	04/18/18	(689)
GBP	33,000	USD	46,615	Nomura International PLC	04/18/18	(288)
HKD	95,000	USD	12,146	Royal Bank of Canada	04/18/18	(35)
HKD	1,086,000	USD	139,151	State Street Bank and Trust Co.	04/18/18	(702)
ILS	27,000	USD	7,880	Citibank N.A.	04/18/18	(176)
JPY	1,105,000	USD	10,429	BNP Paribas S.A.	04/18/18	(35)
JPY	262,000	USD	2,470	Goldman Sachs International	04/18/18	(6)
JPY	578,000	USD	5,461	Goldman Sachs International	04/18/18	(24)
JPY	1,594,000	USD	15,058	Standard Chartered Bank	04/18/18	(64)
JPY	235,000	USD	2,224	State Street Bank and Trust Co.	04/18/18	(13)
JPY	331,000	USD	3,127	State Street Bank and Trust Co.	04/18/18	(14)
NOK	44,000	USD	5,666	Goldman Sachs International	04/18/18	(51)
NOK	10,000	USD	1,280	State Street Bank and Trust Co.	04/18/18	(4)
NZD	12,000	USD	8,718	Nomura International PLC	04/18/18	(46)
SEK	710,000	USD	88,803	Bank of America N.A.	04/18/18	(3,687)
SGD	5,000	USD	3,830	Bank of America N.A.	04/18/18	(16)
USD	7,750	CAD	10,000	Royal Bank of Canada	04/18/18	(15)
USD	130,394	EUR	106,000	Bank of America N.A.	04/18/18	(162)
USD	7,349	EUR	6,000	State Street Bank and Trust Co.	04/18/18	(41)
USD	2,801	GBP	2,000	BNP Paribas S.A.	04/18/18	(7)
USD	12,506	GBP	9,000	BNP Paribas S.A.	04/18/18	(129)
USD	27,940	GBP	20,000	Standard Chartered Bank	04/18/18	(136)
USD	7,268	JPY	800,000	BNP Paribas S.A.	04/18/18	(257)
USD	13,733	JPY	1,468,000	BNP Paribas S.A.	04/18/18	(75)
USD	23,333	JPY	2,501,000	BNP Paribas S.A.	04/18/18	(192)
USD	103,320	JPY	11,378,000	State Street Bank and Trust Co.	04/18/18	(3,704)
USD	50,962	NOK	400,000	State Street Bank and Trust Co.	04/18/18	(88)
USD	11,041	PHP	580,000	Bank of America N.A.	04/18/18	(66)
USD	10,057	PHP	528,000	JPMorgan Chase Bank N.A.	04/18/18	(55)
USD	757	SGD	1,000	State Street Bank and Trust Co.	04/18/18	(6)
USD	3,785	SGD	5,000	State Street Bank and Trust Co.	04/18/18	(30)
USD	3,785	SGD	5,000	State Street Bank and Trust Co.	04/18/18	(29)
USD	4,551	SGD	6,000	State Street Bank and Trust Co.	04/18/18	(27)
CAD	3,754,428	USD	2,930,482	Nomura International PLC	06/20/18	(12,076)
USD	88,145	GBP	63,230	Morgan Stanley & Co. International PLC	06/20/18	(850)

5

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2020 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	657,300	JPY	69,827,372	Morgan Stanley & Co. International PLC	06/20/18	$(2,328)

						(29,075)

						$31,816

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including LifePath Dymanic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

6

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2020 Master Portfolio

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$43,732,469	$—	$—	$43,732,469
Fixed Income Fund	26,879,333	—	—	26,879,333
Short-Term Securities	4,676,402	—	—	4,676,402
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	52,117	122,459	—	174,576
Hotels, Restaurants & Leisure	55,841	—	—	55,841
Household Durables	47,718	—	—	47,718
Real Estate Investment Trusts (REITs)	2,421,873	1,049,527	—	3,471,400
Real Estate Management & Development	93,764	1,094,419	—	1,188,183

Subtotal	$77,959,517	$2,266,405	$—	$80,225,922

Investments Valued at Net Asset value (“NAV”)(a)				264,297,969

Total Investments				$344,523,891

Derivative Financial Instruments(b)
Assets:
Equity contracts	$1,275,415	$—	$—	$1,275,415
Foreign currency exchange contracts	—	60,891	—	60,891
Interest rate contracts	5,281	—	—	5,281
Liabilities:
Equity contracts	(595,014)	—	—	(595,014)
Foreign currency exchange contracts	—	(29,075)	—	(29,075)
Interest rate contracts	(696,248)	—	—	(696,248)

	$(10,566)	$31,816	$—	$21,250

(a)	As of March 31, 2018, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2018, there were no transfers between levels.

7

Schedule of Investments (unaudited) March 31, 2018	LifePath Dynamic 2025 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 96.0%

Equity Funds — 54.7%
Active Stock Master Portfolio	$20,370,399	$20,370,399
BlackRock Advantage Emerging Markets Fund — Class K(a)	288,474	3,288,610
BlackRock Tactical Opportunities Fund	133,877	1,989,407
International Tilts Master Portfolio	6,633,941	6,633,941
iShares Edge MSCI Multifactor Intl ETF	38,614	1,115,558
iShares Edge MSCI Multifactor USA ETF(b)	38,885	1,224,877
iShares MSCI EAFE Small-Cap ETF(b)	20,008	1,304,322

		35,927,114
Fixed Income Funds — 36.2%
CoreAlpha Bond Master Portfolio	14,714,257	14,714,257
iShares TIPS Bond ETF	33,284	3,762,756
Master Total Return Portfolio	5,295,251	5,295,251

		23,772,264
Short-Term Securities — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.85%(c)(d)	2,435,260	2,435,260
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%(d)	941,152	941,152

		3,376,412

Total Affiliated Investment Companies — 96.0% (Cost — $52,152,058)		63,075,790

Common Stocks — 4.7%

Equity Real Estate Investment Trusts (REITs) — 0.2%
Great Portland Estates PLC	2,107	19,667
Ichigo Hotel REIT Investment Corp.	26	30,427
Invitation Homes, Inc.	2,482	56,664
National Storage REIT(a)	24,551	29,783
PRS REIT PLC	23,837	33,610

		170,151
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	449	35,363

Household Durables — 0.0%
Glenveagh Properties PLC(a)(e)	23,138	31,602

Real Estate Investment Trusts (REITs) — 3.3%
Alexandria Real Estate Equities, Inc.	579	72,311
AvalonBay Communities, Inc.	581	95,551
Boston Properties, Inc.	772	95,126
Canadian Apartment Properties REIT(b)	1,117	32,209
Capital & Regional PLC	31,001	23,371
CareTrust REIT, Inc.	2,933	39,302
CyrusOne, Inc.	1,120	57,355
DDR Corp.	3,288	24,101
Duke Realty Corp.	1,509	39,958
EPR Properties	1,057	58,558
Equinix, Inc.	115	48,086
Extra Space Storage, Inc.(b)	728	63,598
Federal Realty Investment Trust	336	39,013
Gecina SA	443	76,874
GLP J-REIT	28	30,988
Goodman Group	8,129	52,856

Security	Shares/ Investment Value	Value
Real Estate Investment Trusts (REITs) (continued)
Hammerson PLC	$1,783	$13,441
HCP, Inc.	1,872	43,487
Healthcare Trust of America, Inc., Class A	1,529	40,442
Highwoods Properties, Inc.	541	23,707
Host Hotels & Resorts, Inc.	4,754	88,614
Ichigo Office REIT Investment Corp.(b)	29	22,093
Intu Properties PLC	5,576	16,246
Invincible Investment Corp.	110	50,888
Kenedix Office Investment Corp.	6	36,601
Kenedix Retail REIT Corp.	9	19,664
Land Securities Group PLC	3,792	49,891
Liberty Property Trust	1,185	47,080
Link REIT	7,000	60,002
Macerich Co.(b)	558	31,259
Mid-America Apartment Communities, Inc.	524	47,810
Regency Centers Corp.	807	47,597
Rexford Industrial Realty, Inc.	2,202	63,396
RioCan Real Estate Investment Trust	1,023	18,771
Sabra Health Care REIT, Inc.	2,244	39,607
Scentre Group	19,728	58,215
Simon Property Group, Inc.	840	129,654
Spirit Realty Capital, Inc.(b)	6,137	47,623
Sun Communities, Inc.	699	63,868
UDR, Inc.	1,248	44,454
Unibail-Rodamco SE	294	67,156
Vastned Retail NV	333	15,885
VEREIT, Inc.	7,932	55,207
Vornado Realty Trust	76	5,115
Westfield Corp.	8,981	58,908

		2,155,938
Real Estate Management & Development — 1.1%
Aedas Homes SAU(a)(e)	713	26,105
Aroundtown SA	6,949	53,831
CK Asset Holdings Ltd.	9,500	80,171
Deutsche Wohnen SE, Bearer Shares	1,740	81,188
Entra ASA(e)	2,171	29,637
First Capital Realty, Inc.	1,827	28,858
Mega Manunggal Property Tbk PT(a)	636,100	27,029
Mitsubishi Estate Co. Ltd.	3,600	60,305
Mitsui Fudosan Co. Ltd.	2,900	70,010
Robinsons Land Corp.	55,500	21,342
Sun Hung Kai Properties Ltd.	5,000	79,365
Takara Leben Co. Ltd.(b)	6,400	27,682
Unizo Holdings Co. Ltd.	1,200	29,530
Vonovia SE	947	46,962
Wharf Real Estate Investment Co., Ltd.(a)	5,000	32,682
Yanlord Land Group Ltd.	15,200	19,680

		714,377

Total Common Stocks — 4.7% (Cost — $3,083,396)		3,107,431

Total Investments — 100.7% (Cost — $55,235,454)		66,183,221
Liabilities in Excess of Other Assets — (0.7)%		(461,407)

Net Assets — 100.0%		$65,721,814

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

1

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2025 Master Portfolio

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$20,793,185	$—		$(422,786	)(b)	$20,370,399	$20,370,399	$78,341		$438,097	$22,561
BlackRock Advantage Emerging Markets Fund(e)	259,717	6,680		(266,397)		—	—	—		345,668	(373,993)
BlackRock Advantage Emerging Markets Fund — Class K	—	308,912		(20,438)		288,474	3,288,610	—		10,143	98,730
BlackRock Cash Funds:
Institutional, SL Agency Shares	212,473	2,222,787	(c)	—		2,435,260	2,435,260	458	(d)	(241)	—
BlackRock Cash Funds:
Treasury, SL Agency Shares	775,245	165,907	(c)	—		941,152	941,152	3,593		—	—
BlackRock Commodity Strategies Fund(e)	312,143	—		(312,143)		—	—	—		42,537	(139,301)
BlackRock Tactical Opportunities Fund	133,877	—		—		133,877	1,989,407	—		—	64,261
CoreAlpha Bond Master Portfolio	$14,922,780	$—		$(208,523	)(b)	$14,714,257	14,714,257	112,170		(144,468)	(208,523)
International Tilts Master Portfolio	$6,401,757	$232,184	(c)	$—		$6,633,941	6,633,941	37,574		171,311	(61,821)
iShares Edge MSCI Multifactor Intl ETF	39,022	—		(408)		38,614	1,115,558	—		2,539	(980)
iShares Edge MSCI Multifactor USA ETF	32,845	6,040		—		38,885	1,224,877	4,687		—	(22,277)
iShares MSCI EAFE Small-Cap ETF	15,555	4,453		—		20,008	1,304,322	—		—	10,633
iShares TIPS Bond ETF	32,629	655		—		33,284	3,762,756	695		—	(33,610)
Master Total Return Portfolio	$5,365,203	$—		$(69,952	)(b)	$5,295,251	5,295,251	64,931		—	(69,952)

							$63,075,790	$302,449		$865,586	$(714,272)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(e)	No longer held by the LifePath Dynamic Master Portfolio.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

REIT — Real Estate Investment Trust

SEK — Swedish Krona

SGD — Singapore Dollar

S&P — S&P Global Ratings

USD — U.S. Dollar

2

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2025 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
CAC 40 Index	15	04/20/18	$951	$(14,722)
NIKKEI 225	6	06/07/18	1,210	35,553
S&P/TSK 60 Index	5	06/14/18	703	(6,929)
DAX Index	12	06/15/18	895	(16,451)
Russell 2000 E-Mini Index	26	06/15/18	1,991	(60,610)
2-Year U.S. Treasury Note	12	06/29/18	2,551	1,440

				(61,719)

Short Contracts:
S&P 400 E-Mini Index	3	06/15/18	565	11,779
S&P 500 E-Mini Index	27	06/15/18	3,568	136,507
10-Year U.S. Ultra Long Treasury Bond	20	06/20/18	3,209	(132,619)

				15,667

				$(46,052)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	25,879	USD	496	State Street Bank and Trust Co.	04/02/18	$—
PHP	7,888	USD	151	State Street Bank and Trust Co.	04/03/18	1
PHP	11,984	USD	229	State Street Bank and Trust Co.	04/03/18	1
CHF	29,000	USD	30,352	Bank of America N.A.	04/18/18	17
EUR	8,000	USD	9,841	Nomura International PLC	04/18/18	12
GBP	2,000	USD	2,777	Nomura International PLC	04/18/18	31
GBP	12,000	USD	16,701	Standard Chartered Bank	04/18/18	145
GBP	4,000	USD	5,540	State Street Bank and Trust Co.	04/18/18	75
JPY	386,000	USD	3,546	Bank of America N.A.	04/18/18	85
JPY	388,000	USD	3,564	Bank of America N.A.	04/18/18	85
JPY	787,000	USD	7,278	Bank of America N.A.	04/18/18	125
JPY	2,098,000	USD	18,969	Bank of America N.A.	04/18/18	766
JPY	2,779,000	USD	25,213	Bank of America N.A.	04/18/18	927
SGD	3,000	USD	2,272	Standard Chartered Bank	04/18/18	17
SGD	89,000	USD	67,400	Standard Chartered Bank	04/18/18	503
SGD	8,000	USD	6,081	State Street Bank and Trust Co.	04/18/18	22
USD	50,193	AUD	63,000	BNP Paribas S.A.	04/18/18	1,806
USD	795	AUD	1,000	Bank of America N.A.	04/18/18	26
USD	3,910	AUD	5,000	Standard Chartered Bank	04/18/18	70
USD	8,580	AUD	11,000	State Street Bank and Trust Co.	04/18/18	131
USD	17,322	EUR	14,000	BNP Paribas S.A.	04/18/18	79
USD	24,800	EUR	20,000	BNP Paribas S.A.	04/18/18	167
USD	1,254	EUR	1,000	Nomura International PLC	04/18/18	23
USD	5,011	EUR	4,000	Nomura International PLC	04/18/18	84
USD	8,632	EUR	7,000	Nomura International PLC	04/18/18	10
USD	10,013	EUR	8,000	Nomura International PLC	04/18/18	160
USD	3,461	HKD	27,000	Citibank N.A.	04/18/18	18
USD	4,347	HKD	34,000	Citibank N.A.	04/18/18	13
USD	12,555	HKD	98,000	Goldman Sachs International	04/18/18	61
USD	8,555	HKD	67,000	State Street Bank and Trust Co.	04/18/18	14
USD	35,362	HKD	276,000	State Street Bank and Trust Co.	04/18/18	176
USD	3,197	IDR	42,819,000	BNP Paribas S.A.	04/18/18	90
USD	24,934	IDR	333,667,000	JPMorgan Chase Bank N.A.	04/18/18	727

3

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,166	JPY	124,000	Bank of America N.A.	04/18/18	$—
USD	16,653	JPY	1,766,000	Nomura International PLC	04/18/18	42
USD	1,734	JPY	183,000	Royal Bank of Canada	04/18/18	12
USD	10,088	JPY	1,068,000	State Street Bank and Trust Co.	04/18/18	43
USD	2,682	NOK	21,000	Standard Chartered Bank	04/18/18	2
USD	8,956	PHP	460,000	JPMorgan Chase Bank N.A.	04/18/18	147
USD	4,212	SEK	34,000	Barclays Bank PLC	04/18/18	136
USD	2,503	SEK	20,000	Standard Chartered Bank	04/18/18	105
USD	458,517	AUD	584,491	Morgan Stanley & Co. International PLC	06/20/18	9,516
USD	512,606	CAD	656,812	Morgan Stanley & Co. International PLC	06/20/18	2,050
USD	108,456	EUR	87,340	Morgan Stanley & Co. International PLC	06/20/18	378
USD	660,020	EUR	531,515	Morgan Stanley & Co. International PLC	06/20/18	2,300

						21,198

AUD	5,000	USD	3,868	BNP Paribas S.A.	04/18/18	(27)
AUD	32,000	USD	24,793	BNP Paribas S.A.	04/18/18	(216)
AUD	6,000	USD	4,844	Bank of America N.A.	04/18/18	(236)
AUD	16,000	USD	12,513	Standard Chartered Bank	04/18/18	(224)
CAD	3,000	USD	2,414	BNP Paribas S.A.	04/18/18	(85)
CAD	17,000	USD	13,628	Bank of America N.A.	04/18/18	(428)
CAD	8,000	USD	6,216	Standard Chartered Bank	04/18/18	(5)
EUR	6,000	USD	7,427	Goldman Sachs International	04/18/18	(37)
EUR	23,000	USD	28,628	Goldman Sachs International	04/18/18	(299)
EUR	2,000	USD	2,472	Nomura International PLC	04/18/18	(9)
EUR	10,000	USD	12,350	Standard Chartered Bank	04/18/18	(33)
EUR	22,000	USD	27,425	State Street Bank and Trust Co.	04/18/18	(329)
GBP	17,000	USD	24,014	Nomura International PLC	04/18/18	(149)
HKD	152,000	USD	19,433	Royal Bank of Canada	04/18/18	(55)
HKD	569,000	USD	72,907	State Street Bank and Trust Co.	04/18/18	(368)
ILS	13,000	USD	3,794	Citibank N.A.	04/18/18	(85)
JPY	606,000	USD	5,719	BNP Paribas S.A.	04/18/18	(19)
JPY	171,000	USD	1,612	Goldman Sachs International	04/18/18	(4)
JPY	330,000	USD	3,118	Goldman Sachs International	04/18/18	(14)
JPY	2,569,000	USD	24,268	Standard Chartered Bank	04/18/18	(104)
JPY	79,000	USD	746	State Street Bank and Trust Co.	04/18/18	(3)
JPY	157,000	USD	1,486	State Street Bank and Trust Co.	04/18/18	(9)
NOK	26,000	USD	3,348	Goldman Sachs International	04/18/18	(30)
NZD	4,000	USD	2,906	Nomura International PLC	04/18/18	(16)
SEK	396,000	USD	49,530	Bank of America N.A.	04/18/18	(2,056)
SEK	41,000	USD	5,013	Goldman Sachs International	04/18/18	(97)
SGD	2,000	USD	1,532	Bank of America N.A.	04/18/18	(6)
USD	7,750	CAD	10,000	Royal Bank of Canada	04/18/18	(15)
USD	66,423	EUR	54,000	Bank of America N.A.	04/18/18	(87)
USD	3,674	EUR	3,000	State Street Bank and Trust Co.	04/18/18	(21)
USD	13,895	GBP	10,000	BNP Paribas S.A.	04/18/18	(143)
USD	2,801	GBP	2,000	Bank of America N.A.	04/18/18	(7)
USD	13,970	GBP	10,000	Standard Chartered Bank	04/18/18	(68)
USD	2,698	JPY	297,000	BNP Paribas S.A.	04/18/18	(96)

4

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2025 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,867	JPY	734,000	BNP Paribas S.A.	04/18/18	$(38)
USD	11,904	JPY	1,276,000	BNP Paribas S.A.	04/18/18	(98)
USD	51,889	JPY	5,714,000	State Street Bank and Trust Co.	04/18/18	(1,859)
USD	27,013	NOK	212,000	State Street Bank and Trust Co.	04/18/18	(43)
USD	6,853	PHP	360,000	Bank of America N.A.	04/18/18	(41)
USD	5,371	PHP	282,000	JPMorgan Chase Bank N.A.	04/18/18	(29)
USD	757	SGD	1,000	State Street Bank and Trust Co.	04/18/18	(6)
USD	1,514	SGD	2,000	State Street Bank and Trust Co.	04/18/18	(12)
USD	1,517	SGD	2,000	State Street Bank and Trust Co.	04/18/18	(9)
USD	3,028	SGD	4,000	State Street Bank and Trust Co.	04/18/18	(24)
CAD	890,577	USD	695,137	Nomura International PLC	06/20/18	(2,870)
USD	8,233	GBP	5,906	Morgan Stanley & Co. International PLC	06/20/18	(79)
USD	142,717	JPY	15,158,910	Morgan Stanley & Co. International PLC	06/20/18	(482)

						(10,970)

						$10,228

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that LifePath Dynamic Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

5

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2025 Master Portfolio

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$8,922,774	$—	$—	$8,922,774
Fixed Income Funds	3,762,756	—	—	3,762,756
Short-Term Securities	3,376,412	—	—	3,376,412
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	90,274	79,877	—	170,151
Hotels, Restaurants & Leisure	35,363	—	—	35,363
Household Durables	31,602	—	—	31,602
Real Estate Investment Trusts (REITs)	1,502,859	653,079	—	2,155,938
Real Estate Management & Development	55,887	658,490	—	714,377

Subtotal	$17,777,927	$1,391,446	$—	$19,169,373

Investments Valued at Net Asset Value (“NAV”)(a)				47,013,848
Total Investments				$66,183,221
Derivative Financial Instruments(b)
Assets:
Equity contracts	$183,839	$—	$—	$183,839
Foreign currency exchange contracts	—	21,198	—	21,198
Interest rate contracts	1,440	—	—	1,440
Liabilities:
Equity contracts	(98,712)	—	—	(98,712)
Foreign currency exchange contracts	—	(10,970)	—	(10,970)
Interest rate contracts	(132,619)	—	—	(132,619)

	$(46,052)	$10,228	$—	$(35,824)

(a)	As of March 31, 2018, certain investments of the LifePath Dynamic Master Portfolio were fair valued using net asset value NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2018, there were no transfers between levels.

6

Schedule of Investments (unaudited) March 31, 2018	LifePath Dynamic 2030 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 92.1%

Equity Funds — 64.2%
Active Stock Master Portfolio	$141,440,122	$141,440,122
BlackRock Advantage Emerging Markets Fund - Class K(a)	1,886,390	21,504,848
BlackRock Tactical Opportunities Fund	771,156	11,459,381
International Tilts Master Portfolio	43,025,553	43,025,553
iShares Edge MSCI Multifactor Intl ETF(c)	267,528	7,728,884
iShares Edge MSCI Multifactor USA ETF(c)	150,031	4,725,976
iShares MSCI EAFE Small-Cap ETF(c)	130,779	8,525,483

		238,410,247
Fixed Income Funds — 24.7%
CoreAlpha Bond Master Portfolio	62,147,550	62,147,550
iShares TIPS Bond ETF	133,589	15,102,236
Master Total Return Portfolio	14,407,971	14,407,971

		91,657,757
Short-Term Securities — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.85%(b)(e)	10,818,166	10,818,166
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%(e)	951,435	951,435

		11,769,601

Total Affiliated Investment Companies — 92.1% (Cost — $260,949,750)		341,837,605

Common Stocks — 7.5%

Equity Real Estate Investment Trusts (REITs) — 0.4%
Great Portland Estates PLC	19,055	177,826
Ichigo Hotel REIT Investment Corp.(c)	233	272,670
Invitation Homes, Inc.	22,623	516,483
National Storage REIT(c)(a)	213,494	258,989
PRS REIT PLC	215,569	303,956

		1,529,924
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	4,134	325,594

Household Durables — 0.1%
Glenveagh Properties PLC(d)(a)	207,072	282,819

Real Estate Investment Trusts (REITs) — 5.2%
Alexandria Real Estate Equities, Inc.	5,240	654,424
AvalonBay Communities, Inc.	5,250	863,415
Boston Properties, Inc.	6,980	860,076
Canadian Apartment Properties REIT(c)	10,366	298,907
Capital & Regional PLC	289,798	218,472
CareTrust REIT, Inc.	26,245	351,683
CyrusOne, Inc.	10,126	518,553
DDR Corp.	29,734	217,950
Duke Realty Corp.	13,642	361,240
EPR Properties	9,637	533,890
Equinix, Inc.	572	239,176
Extra Space Storage, Inc.	6,528	570,286
Federal Realty Investment Trust	3,072	356,690
Gecina SA	3,967	688,399
GLP J-REIT	247	273,357
Goodman Group	72,750	473,029
Hammerson PLC	16,697	125,866
HCP, Inc.	16,928	393,238

Security	Shares/ Investment Value	Value
Real Estate Investment Trusts (REITs) (continued)
Healthcare Trust of America, Inc., Class A	$13,684	$361,942
Highwoods Properties, Inc.	4,845	212,308
Host Hotels & Resorts, Inc.	42,542	792,983
Ichigo Office REIT Investment Corp.(c)	270	205,690
Intu Properties PLC	50,428	146,929
Invincible Investment Corp.	986	456,144
Kenedix Office Investment Corp.	54	329,412
Kenedix Retail REIT Corp.(c)	79	172,605
Land Securities Group PLC	34,756	457,283
Liberty Property Trust	10,836	430,514
Link REIT	60,500	518,589
Macerich Co.	4,993	279,708
Mid-America Apartment Communities, Inc.	4,735	432,021
Regency Centers Corp.	7,296	430,318
Rexford Industrial Realty, Inc.	20,103	578,765
RioCan Real Estate Investment Trust(c)	9,150	167,894
Sabra Health Care REIT, Inc.	20,294	358,189
Scentre Group	176,534	520,934
Simon Property Group, Inc.	7,603	1,173,523
Spirit Realty Capital, Inc.(c)	55,495	430,641
Sun Communities, Inc.	6,317	577,184
UDR, Inc.	11,285	401,972
Unibail-Rodamco SE	2,655	606,464
Vastned Retail NV	2,985	142,390
VEREIT, Inc.	72,567	505,066
Vornado Realty Trust	870	58,551
Westfield Corp.	80,368	527,145

		19,273,815
Real Estate Management & Development — 1.7%
Aedas Homes SAU(d)(a)	6,383	233,702
Aroundtown SA	62,191	481,770
CK Asset Holdings Ltd.	86,000	725,760
Deutsche Wohnen SE, Bearer Shares	15,732	734,054
Entra ASA(d)	19,426	265,189
First Capital Realty, Inc.	16,350	258,255
Mega Manunggal Property Tbk PT(a)	7,108,800	302,063
Mitsubishi Estate Co. Ltd.	32,600	546,097
Mitsui Fudosan Co. Ltd.	26,400	637,329
Robinsons Land Corp.	495,300	190,464
Sun Hung Kai Properties Ltd.	43,000	682,537
Takara Leben Co. Ltd.(c)	56,700	245,248
Unizo Holdings Co. Ltd.	10,500	258,389
Vonovia SE	8,479	420,472
Wharf Real Estate Investment Co., Ltd.(a)	48,000	313,746
Yanlord Land Group Ltd.	136,000	176,080

		6,471,155

Total Common Stocks — 7.5% (Cost — $27,711,511)		27,883,307

Total Investments — 99.6% (Cost — $288,661,261)		369,720,912
Other Assets Less Liabilities — 0.4%		1,513,828

Net Assets — 100.0%		$371,234,740

(a)	Non-income producing security.
(b)	All or a portion of security was purchased with the cash collateral from loaned securities.
(c)	Security, or a portion of the security, is on loan.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Annualized 7-day yield as of period end.

1

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2030 Master Portfolio

(f)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$148,806,479	$—		$(7,366,357	)(b)	$141,440,122	$141,440,122	$549,300		$3,105,078	$(1,609,481)
BlackRock Advantage Emerging Markets Fund(e)	1,925,567	—		(1,925,567)		—	—	—		2,415,121	(2,556,109)
BlackRock Advantage Emerging Markets Fund - Class K	—	2,135,337		(248,947)		1,886,390	21,504,848	—		113,841	665,766
BlackRock Cash Funds: Institutional, SL Agency Shares	1,988,950	8,829,216	(c)	—		10,818,166	10,818,166	1,693	(d)	—	(427)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,423,226	—		(471,791	)(b)	951,435	951,435	6,670		—	—
BlackRock Commodity Strategies Fund(e)	1,945,367	—		(1,945,367)		—	—	—		1,566,657	(2,169,720)
BlackRock Tactical Opportunities Fund	867,877	—		(96,721)		771,156	11,459,381	—		95,271	304,171
CoreAlpha Bond Master Portfolio	$64,975,540	$—		$(2,827,990	)(b)	$62,147,550	62,147,550	485,590		(629,926)	(883,456)
International Tilts Master Portfolio	$38,973,518	$4,052,035	(c)	$—		$43,025,553	43,025,553	238,061		1,096,208	(335,685)
iShares Edge MSCI Multifactor Intl ETF	349,850	—		(82,322)		267,528	7,728,884	—		524,569	(498,568)
iShares Edge MSCI Multifactor USA ETF	179,369	—		(29,338)		150,031	4,725,976	21,620		160,402	(210,926)
iShares MSCI EAFE Small-Cap ETF	148,364	30,270		(47,855)		130,779	8,525,483	—		722,404	(615,102)
iShares TIPS Bond ETF	140,478	—		(6,889)		133,589	15,102,236	2,993		(9,149)	(139,841)
Master Total Return Portfolio	$18,457,968	$—		$(4,049,997	)(b)	$14,407,971	14,407,971	210,317		(34,647)	(363,038)

							$341,837,605	$1,516,244		$9,125,829	$(8,412,416)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(e)	No longer held by the LifePath Dynamic Master Portfolio.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

OTC — Over-the-Counter

PHP — Philippine Peso

REIT — Real Estate Investment Trust

SEK — Swedish Krona

SGD — Singapore Dollar

S&P — S&P Global Ratings

USD — U.S. Dollar

2

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2030 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
CAC 40 Index	89	04/20/18	$5,645	$(87,248)
NIKKEI 225 (OSE)	37	06/07/18	7,462	219,240
S&P/TSK 60 Index	31	06/14/18	4,360	(42,973)
DAX Index	15	06/15/18	5,592	(88,237)
Russell 2000 E-Mini Index	110	06/15/18	8,422	(256,427)
2-Year U.S. Treasury Note	64	06/29/18	13,607	7,682

				(247,963)

Short Contracts:
S&P 400 E-Mini Index	35	06/15/18	6,591	137,423
S&P 500 E-Mini Index	163	06/15/18	21,540	824,098
10-Year U.S. Ultra Long Treasury Bond	121	06/20/18	19,417	(802,343)

				159,178

				$(88,785)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	69,023	USD	1,318	State Street Bank and Trust Co.	04/03/18	$5
PHP	111,852	USD	2,136	State Street Bank and Trust Co.	04/03/18	8
CHF	283,000	USD	296,197	Bank of America N.A.	04/18/18	163
EUR	48,000	USD	59,047	Nomura International PLC	04/18/18	73
GBP	21,000	USD	29,158	Nomura International PLC	04/18/18	323
GBP	43,000	USD	59,533	Nomura International PLC	04/18/18	831
GBP	46,000	USD	64,020	Standard Chartered Bank	04/18/18	556
JPY	3,575,000	USD	32,843	Bank of America N.A.	04/18/18	784
JPY	5,351,000	USD	49,158	Bank of America N.A.	04/18/18	1,175
JPY	8,229,000	USD	76,095	Bank of America N.A.	04/18/18	1,309
JPY	22,122,000	USD	200,012	Bank of America N.A.	04/18/18	8,073
JPY	29,506,000	USD	267,700	Bank of America N.A.	04/18/18	9,840
SGD	30,000	USD	22,721	Standard Chartered Bank	04/18/18	168
SGD	852,000	USD	645,243	Standard Chartered Bank	04/18/18	4,792
USD	456,515	AUD	573,000	BNP Paribas S.A.	04/18/18	16,429
USD	5,562	AUD	7,000	Bank of America N.A.	04/18/18	186
USD	51,608	AUD	66,000	Standard Chartered Bank	04/18/18	918
USD	54,560	EUR	44,000	BNP Paribas S.A.	04/18/18	367
USD	155,897	EUR	126,000	BNP Paribas S.A.	04/18/18	707
USD	6,190	EUR	5,000	Nomura International PLC	04/18/18	32
USD	16,308	EUR	13,000	Nomura International PLC	04/18/18	296
USD	42,595	EUR	34,000	Nomura International PLC	04/18/18	719
USD	76,451	EUR	62,000	Nomura International PLC	04/18/18	88
USD	98,879	EUR	79,000	Nomura International PLC	04/18/18	1,577
USD	17,044	HKD	133,000	Citibank N.A.	04/18/18	89
USD	30,558	HKD	239,000	Citibank N.A.	04/18/18	89
USD	53,958	HKD	421,000	Citibank N.A.	04/18/18	287
USD	164,493	HKD	1,284,000	Goldman Sachs International	04/18/18	802
USD	40,860	HKD	320,000	State Street Bank and Trust Co.	04/18/18	65
USD	247,790	HKD	1,934,000	State Street Bank and Trust Co.	04/18/18	1,234
USD	35,725	IDR	478,535,000	BNP Paribas S.A.	04/18/18	1,008
USD	278,652	IDR	3,728,926,000	JPMorgan Chase Bank N.A.	04/18/18	8,124
USD	5,782	JPY	610,000	BNP Paribas S.A.	04/18/18	45
USD	126,694	JPY	13,435,000	Nomura International PLC	04/18/18	321
USD	8,773	JPY	926,000	Royal Bank of Canada	04/18/18	63
USD	14,689	NOK	115,000	Standard Chartered Bank	04/18/18	12

3

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2030 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	84,774	PHP	4,354,000	JPMorgan Chase Bank N.A.	04/18/18	$1,392
USD	44,965	SEK	363,000	Barclays Bank PLC	04/18/18	1,448
GBP	384,086	USD	535,457	Nomura International PLC	06/20/18	5,141
JPY	14,866,194	USD	139,961	Morgan Stanley & Co. International PLC	06/20/18	474
USD	3,913,714	AUD	4,988,846	Morgan Stanley & Co. International PLC	06/20/18	81,323
USD	3,829,115	CAD	4,905,365	Morgan Stanley & Co. International PLC	06/20/18	16,058
USD	3,943,778	EUR	3,175,672	Morgan Stanley & Co. International PLC	06/20/18	14,063

						181,457

PHP	256,798	USD	4,925	State Street Bank and Trust Co.	04/02/18	(3)
AUD	44,000	USD	34,035	BNP Paribas S.A.	04/18/18	(241)
AUD	304,000	USD	235,512	BNP Paribas S.A.	04/18/18	(2,028)
AUD	60,000	USD	48,440	Bank of America N.A.	04/18/18	(2,358)
AUD	33,000	USD	25,808	Standard Chartered Bank	04/18/18	(463)
CAD	157,000	USD	125,856	Bank of America N.A.	04/18/18	(3,956)
CAD	33,000	USD	26,552	Nomura International PLC	04/18/18	(930)
EUR	55,000	USD	68,080	Goldman Sachs International	04/18/18	(338)
EUR	86,000	USD	107,043	Goldman Sachs International	04/18/18	(1,119)
EUR	21,000	USD	25,961	Nomura International PLC	04/18/18	(96)
EUR	91,000	USD	112,383	Standard Chartered Bank	04/18/18	(301)
EUR	236,000	USD	294,209	State Street Bank and Trust Co.	04/18/18	(3,536)
GBP	165,000	USD	233,074	Nomura International PLC	04/18/18	(1,442)
HKD	382,000	USD	48,839	Royal Bank of Canada	04/18/18	(139)
HKD	5,448,000	USD	698,061	State Street Bank and Trust Co.	04/18/18	(3,523)
ILS	119,000	USD	34,731	Citibank N.A.	04/18/18	(773)
JPY	5,846,000	USD	55,175	BNP Paribas S.A.	04/18/18	(186)
JPY	2,063,000	USD	19,452	Goldman Sachs International	04/18/18	(47)
JPY	5,964,000	USD	56,340	Standard Chartered Bank	04/18/18	(241)
JPY	1,098,000	USD	10,391	State Street Bank and Trust Co.	04/18/18	(63)
JPY	1,573,000	USD	14,863	State Street Bank and Trust Co.	04/18/18	(67)
JPY	3,020,000	USD	28,533	State Street Bank and Trust Co.	04/18/18	(126)
NOK	224,000	USD	28,847	Goldman Sachs International	04/18/18	(259)
NOK	55,000	USD	7,041	State Street Bank and Trust Co.	04/18/18	(22)
NZD	38,000	USD	27,607	Nomura International PLC	04/18/18	(145)
SEK	3,591,000	USD	449,144	Bank of America N.A.	04/18/18	(18,646)
SGD	24,000	USD	18,386	Bank of America N.A.	04/18/18	(75)
USD	33,323	CAD	43,000	Royal Bank of Canada	04/18/18	(64)
USD	621,203	EUR	505,000	Bank of America N.A.	04/18/18	(789)
USD	34,295	EUR	28,000	State Street Bank and Trust Co.	04/18/18	(192)
USD	11,203	GBP	8,000	BNP Paribas S.A.	04/18/18	(28)
USD	54,191	GBP	39,000	BNP Paribas S.A.	04/18/18	(558)
USD	136,951	GBP	98,000	Standard Chartered Bank	04/18/18	(625)
USD	47,731	JPY	5,254,000	BNP Paribas S.A.	04/18/18	(1,690)
USD	63,792	JPY	6,819,000	BNP Paribas S.A.	04/18/18	(349)
USD	107,036	JPY	11,473,000	BNP Paribas S.A.	04/18/18	(882)
USD	507,521	JPY	55,889,000	State Street Bank and Trust Co.	04/18/18	(18,184)
USD	257,018	NOK	2,017,000	State Street Bank and Trust Co.	04/18/18	(401)
USD	53,550	PHP	2,813,000	Bank of America N.A.	04/18/18	(320)
USD	50,741	PHP	2,664,000	JPMorgan Chase Bank N.A.	04/18/18	(276)
USD	5,298	SGD	7,000	State Street Bank and Trust Co.	04/18/18	(43)
USD	16,655	SGD	22,000	State Street Bank and Trust Co.	04/18/18	(130)
USD	20,439	SGD	27,000	State Street Bank and Trust Co.	04/18/18	(160)
USD	26,548	SGD	35,000	State Street Bank and Trust Co.	04/18/18	(156)
CAD	6,395,954	USD	4,992,260	Nomura International PLC	06/20/18	(20,533)
EUR	398,829	USD	495,290	Morgan Stanley & Co. International PLC	06/20/18	(1,762)

						(88,265)

						$93,192

4

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2030 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that LifePath Dynamic Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Affiliated Investments:
Equity Funds	$53,944,572	$—		$—	$53,944,572
Fixed Income Fund	15,102,236	—		—	15,102,236
Short-Term Securities	11,769,601	—		—	11,769,601
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	820,439	709,485		—	1,529,924
Hotels, Restaurants & Leisure	325,594	—		—	325,594
Household Durables	282,819	—		—	282,819
Real Estate Investment Trusts (REITs)	13,411,107	5,862,708		—	19,273,815
Real Estate Management & Development	560,318	5,910,837		—	6,471,155

Subtotal	$96,216,686	$12,483,030		$—	$108,699,716

Investments Valued at Net Asset Value (“NAV”)(a)					261,021,196

Toal Investments					$369,720,912

Derivative Financial Instruments(b)
Assets:
Equity contracts	$1,180,761	$—		$—	$1,180,761
Foreign currency exchange contracts	—	181,457		—	181,457
Interest rate contracts	7,682	—		—	7,682
Liabilities:
Equity contracts	(474,885)	—		—	(474,885)
Foreign currency exchange contracts	—	(88,265)		—	(88,265)
Interest rate contracts	(802,343)				(802,343)

	$(88,785)	$93,192	$		$4,407

(a)	As of March 31, 2018, certain of the LifePath Dynamic Master Portfolio’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

5

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2030 Master Portfolio

Transfers between Level 1 and Level 2 were as follows:

	Transfers Out of Level 1 (a)	Transfers Into Level 2 (a)
Assets:
Investments:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$(290,656)	$290,656
Real Estate Investment Trusts (REITs)	(2,131,736)	2,131,736
Real Estate Management & Development	(1,481,416)	1,481,416

	$(3,903,808)	$3,903,808

(a)	External pricing service used to reflect any significant market movements between the time the LifePath Dynamic Master Portfolio valued such foreign securities and the earlier closing of foreign markets.

6

Schedule of Investments (unaudited) March 31, 2018	LifePath Dynamic 2035 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 91.5%

Equity Funds — 71.5%
Active Stock Master Portfolio	$22,060,382	$22,060,382
BlackRock Advantage Emerging Markets Fund - Class K(a)	323,361	3,686,319
BlackRock Tactical Opportunities Fund	114,579	1,702,650
International Tilts Master Portfolio	7,351,405	7,351,405
iShares Edge MSCI Multifactor Intl ETF(b)	47,115	1,361,152
iShares Edge MSCI Multifactor USA ETF(b)	70,156	2,209,914
iShares MSCI Canada ETF	2,051	56,526
iShares MSCI EAFE Small-Cap ETF(b)	22,288	1,452,955
iShares MSCI Japan ETF	1,881	114,139

		39,995,442
Fixed Income Funds — 13.5%
CoreAlpha Bond Master Portfolio	4,148,078	4,148,078
iShares TIPS Bond ETF	12,648	1,429,857
Master Total Return Portfolio	1,958,958	1,958,958

		7,536,893
Short-Term Securities — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.85%(c)(d)	2,426,461	2,426,461
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%(d)	1,192,456	1,192,456

		3,618,917

Total Affiliated Investment Companies — 91.5% (Cost — $39,776,280)		51,151,252

Common Stocks — 10.3%

Equity Real Estate Investment Trusts (REITs) — 0.6%
Great Portland Estates PLC	3,914	36,522
Ichigo Hotel REIT Investment Corp.	49	57,343
Invitation Homes, Inc.	4,555	103,991
National Storage REIT(a)	44,037	53,421
PRS REIT PLC	44,264	62,413

		313,690
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	849	66,867

Household Durables — 0.1%
Glenveagh Properties PLC(a)(e)	41,794	57,082

Real Estate Investment Trusts (REITs) — 7.2%
Alexandria Real Estate Equities, Inc.	1,076	134,382
AvalonBay Communities, Inc.	1,078	177,288
Boston Properties, Inc.	1,433	176,574
Canadian Apartment Properties REIT(b)	2,092	60,323
Capital & Regional PLC	59,506	44,860
CareTrust REIT, Inc.(b)	5,463	73,204
CyrusOne, Inc.	2,079	106,466
DDR Corp.	6,315	46,289
Duke Realty Corp.	2,854	75,574
EPR Properties	1,979	109,637
Equinix, Inc.	212	88,646
Extra Space Storage, Inc.	1,352	118,111
Federal Realty Investment Trust(b)	631	73,265
Gecina SA	822	142,643
GLP J-REIT	50	55,335
Goodman Group	14,960	97,272

Security	Shares/ Investment Value	Value
Real Estate Investment Trusts (REITs) (continued)
Hammerson PLC	$3,311	$24,959
HCP, Inc.	3,517	81,700
Healthcare Trust of America, Inc., Class A	2,762	73,055
Highwoods Properties, Inc.	1,024	44,872
Host Hotels & Resorts, Inc.	8,725	162,634
Ichigo Office REIT Investment Corp.(b)	57	43,423
Intu Properties PLC	10,355	30,171
Invincible Investment Corp.	199	92,062
Kenedix Office Investment Corp.	11	67,102
Kenedix Retail REIT Corp.	16	34,958
Land Securities Group PLC	7,137	93,901
Liberty Property Trust	2,225	88,399
Link REIT	12,000	102,861
Macerich Co.	1,008	56,468
Mid-America Apartment Communities, Inc.	988	90,145
Regency Centers Corp.	1,528	90,121
Rexford Industrial Realty, Inc.	4,058	116,830
RioCan Real Estate Investment Trust	1,941	35,615
Sabra Health Care REIT, Inc.	4,167	73,548
Scentre Group	35,626	105,129
Simon Property Group, Inc.	1,561	240,940
Spirit Realty Capital, Inc.	11,395	88,425
Sun Communities, Inc.	1,304	119,146
UDR, Inc.	2,348	83,636
Unibail-Rodamco SE	545	124,491
Vastned Retail NV	642	30,625
VEREIT, Inc.	14,901	103,711
Vornado Realty Trust	134	9,018
Westfield Corp.	16,452	107,911

		3,995,725
Real Estate Management & Development — 2.3%
Aedas Homes SAU(a)(e)	1,350	49,428
Aroundtown SA	12,834	99,420
CK Asset Holdings Ltd.	17,500	147,684
Deutsche Wohnen SE, Bearer Shares	3,248	151,551
Entra ASA(e)	3,921	53,526
First Capital Realty, Inc.	3,300	52,125
Mega Manunggal Property Tbk PT(a)	1,066,000	45,296
Mitsubishi Estate Co. Ltd.	6,600	110,559
Mitsui Fudosan Co. Ltd.	5,400	130,363
Robinsons Land Corp.	100,200	38,531
Sun Hung Kai Properties Ltd.	9,000	142,857
Takara Leben Co. Ltd.(b)	11,400	49,309
Unizo Holdings Co. Ltd.	2,200	54,139
Vonovia SE	1,711	84,848
Wharf Real Estate Investment Co., Ltd.(a)	10,000	65,364
Yanlord Land Group Ltd.	27,500	35,604

		1,310,604

Total Common Stocks — 10.3% (Cost — $5,718,750)		5,743,968

Total Investments — 101.8% (Cost — $45,495,030)		56,895,220
Liabilities in Excess of Other Assets — (1.8)%		(1,002,446)

Net Assets — 100.0%		$55,892,774

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

1

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2035 Master Portfolio

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$22,206,179	$—		$(145,797	)(b)	$22,060,382	$22,060,382	$84,173		$467,864	$2,003
BlackRock Advantage Emerging Markets Fund(e)	310,305	—		(310,305)		—	—	—		384,985	(409,809)
BlackRock Advantage Emerging Markets Fund - Class K	—	344,186		(20,825)		323,361	3,686,319	—		10,023	115,279
BlackRock Cash Funds: Institutional, SL Agency Shares	248,900	2,177,561	(c)	—		2,426,461	2,426,461	199	(d)	1	(125)
BlackRock Cash Funds: Treasury, SL Agency Shares	313,891	878,565	(c)	—		1,192,456	1,192,456	2,981		—	—
BlackRock Commodity Strategies Fund(e)	278,941	—		(278,941)		—	—	—		79,270	(165,742)
BlackRock Tactical Opportunities Fund	114,579	—		—		114,579	1,702,650	—		—	54,998
CoreAlpha Bond Master Portfolio	$4,206,863	$—		$(58,785	)(b)	$4,148,078	4,148,078	31,622		(40,727)	(58,784)
International Tilts Master Portfolio	$7,366,737	$—		$(15,332	)(b)	$7,351,405	7,351,405	45,065		205,027	(65,265)
iShares Edge MSCI Multifactor Intl ETF	43,028	4,087		—		47,115	1,361,152	—		—	1,244
iShares Edge MSCI Multifactor USA ETF	70,156	—		—		70,156	2,209,914	8,456		—	(20,345)
iShares MSCI Canada ETF	—	2,051		—		2,051	56,526	—		—	(5)
iShares MSCI EAFE Small-Cap ETF	15,766	6,522		—		22,288	1,452,955	—		—	10,732
iShares MSCI Japan ETF	—	1,881		—		1,881	114,139	—		—	(5)
iShares TIPS Bond ETF	12,182	466		—		12,648	1,429,857	260		—	(12,549)
Master Total Return Portfolio	$1,984,837	$—		$(25,879	)(b)	$1,958,958	1,958,958	24,022		(5,798)	(25,879)

							$51,151,252	$196,778		$1,100,645	$(574,252)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(e)	No longer held by the LifePath Dynamic Master Portfolio.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

REIT — Real Estate Investment Trust

SEK — Swedish Krona

SGD — Singapore Dollar

S&P — S&P Global Ratings

USD — U.S. Dollar

2

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2035 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
CAC 40 Index	13	04/20/18	$825	$(12,719)
NIKKEI 225 (OSE)	5	06/07/18	1,008	29,627
S&P/TSK 60 Index	5	06/14/18	703	(6,932)
DAX Index	11	06/15/18	820	(15,080)
Russell 2000 E-Mini Index	12	06/15/18	919	(27,974)
2-Year U.S. Treasury Note	9	06/29/18	1,913	1,080

				(31,998)

Short Contracts:
S&P 400 E-Mini Index	5	06/15/18	942	19,632
S&P 500 E-Mini Index	20	06/15/18	2,643	101,116
10-Year U.S. Ultra Long Treasury Bond	13	06/20/18	2,086	(86,202)

				34,546

				$2,548

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	11,833	USD	226	State Street Bank and Trust Co.	04/03/18	$1
PHP	19,974	USD	381	State Street Bank and Trust Co.	04/03/18	1
CHF	52,000	USD	54,424	Bank of America N.A.	04/18/18	31
EUR	15,000	USD	18,452	Nomura International PLC	04/18/18	23
GBP	4,000	USD	5,554	Nomura International PLC	04/18/18	61
GBP	8,000	USD	11,076	Nomura International PLC	04/18/18	155
GBP	23,000	USD	32,010	Standard Chartered Bank	04/18/18	278
JPY	681,000	USD	6,256	Bank of America N.A.	04/18/18	149
JPY	1,183,000	USD	10,868	Bank of America N.A.	04/18/18	260
JPY	1,510,000	USD	13,963	Bank of America N.A.	04/18/18	240
JPY	4,060,000	USD	36,708	Bank of America N.A.	04/18/18	1,482
JPY	4,521,000	USD	41,018	Bank of America N.A.	04/18/18	1,508
SGD	6,000	USD	4,544	Standard Chartered Bank	04/18/18	34
SGD	160,000	USD	121,179	Standard Chartered Bank	04/18/18	894
SGD	16,000	USD	12,163	State Street Bank and Trust Co.	04/18/18	45
USD	86,841	AUD	109,000	BNP Paribas S.A.	04/18/18	3,125
USD	1,589	AUD	2,000	Bank of America N.A.	04/18/18	53
USD	6,256	AUD	8,000	Standard Chartered Bank	04/18/18	111
USD	802	AUD	1,000	State Street Bank and Trust Co.	04/18/18	34
USD	17,939	AUD	23,000	State Street Bank and Trust Co.	04/18/18	274
USD	1,553	CAD	2,000	Bank of America N.A.	04/18/18	—
USD	32,169	EUR	26,000	BNP Paribas S.A.	04/18/18	146
USD	49,600	EUR	40,000	BNP Paribas S.A.	04/18/18	333
USD	1,238	EUR	1,000	Nomura International PLC	04/18/18	6
USD	3,763	EUR	3,000	Nomura International PLC	04/18/18	68
USD	8,770	EUR	7,000	Nomura International PLC	04/18/18	148
USD	14,797	EUR	12,000	Nomura International PLC	04/18/18	17
USD	18,775	EUR	15,000	Nomura International PLC	04/18/18	299
USD	4,347	HKD	34,000	Citibank N.A.	04/18/18	13
USD	5,511	HKD	43,000	Citibank N.A.	04/18/18	29
USD	24,981	HKD	195,000	Goldman Sachs International	04/18/18	122
USD	44,180	HKD	346,000	State Street Bank and Trust Co.	04/18/18	70
USD	53,171	HKD	415,000	State Street Bank and Trust Co.	04/18/18	265
USD	5,357	IDR	71,759,000	BNP Paribas S.A.	04/18/18	151
USD	41,785	IDR	559,171,000	JPMorgan Chase Bank N.A.	04/18/18	1,218
USD	30,488	JPY	3,233,000	Nomura International PLC	04/18/18	77

3

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2035 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	24,418	JPY	2,585,000	State Street Bank and Trust Co.	04/18/18	$103
USD	5,365	NOK	42,000	Standard Chartered Bank	04/18/18	4
USD	16,063	PHP	825,000	JPMorgan Chase Bank N.A.	04/18/18	264
USD	7,432	SEK	60,000	Barclays Bank PLC	04/18/18	239
USD	2,878	SEK	23,000	Standard Chartered Bank	04/18/18	121
GBP	6,939	USD	9,674	Nomura International PLC	06/20/18	93
USD	561,425	AUD	715,626	Morgan Stanley & Co. International PLC	06/20/18	11,687
USD	549,268	CAD	703,651	Morgan Stanley & Co. International PLC	06/20/18	2,303
USD	135,090	EUR	108,779	Morgan Stanley & Co. International PLC	06/20/18	482
USD	565,671	EUR	455,535	Morgan Stanley & Co. International PLC	06/20/18	1,972

						28,989

PHP	45,786	USD	878	State Street Bank and Trust Co.	04/02/18	(1)
AUD	9,000	USD	6,962	BNP Paribas S.A.	04/18/18	(49)
AUD	58,000	USD	44,933	BNP Paribas S.A.	04/18/18	(387)
AUD	8,000	USD	6,459	Bank of America N.A.	04/18/18	(314)
AUD	31,000	USD	24,244	Standard Chartered Bank	04/18/18	(435)
CAD	6,000	USD	4,828	BNP Paribas S.A.	04/18/18	(169)
CAD	27,000	USD	21,645	Bank of America N.A.	04/18/18	(681)
CAD	19,000	USD	14,763	Standard Chartered Bank	04/18/18	(11)
EUR	11,000	USD	13,616	Goldman Sachs International	04/18/18	(68)
EUR	44,000	USD	54,766	Goldman Sachs International	04/18/18	(573)
EUR	4,000	USD	4,945	Nomura International PLC	04/18/18	(18)
EUR	19,000	USD	23,465	Standard Chartered Bank	04/18/18	(63)
EUR	40,000	USD	49,864	State Street Bank and Trust Co.	04/18/18	(597)
GBP	30,000	USD	42,377	Nomura International PLC	04/18/18	(262)
HKD	962,000	USD	123,262	Citibank N.A.	04/18/18	(621)
HKD	292,000	USD	37,332	Royal Bank of Canada	04/18/18	(106)
ILS	22,000	USD	6,421	Citibank N.A.	04/18/18	(143)
JPY	1,105,000	USD	10,429	BNP Paribas S.A.	04/18/18	(35)
JPY	263,000	USD	2,480	Goldman Sachs International	04/18/18	(6)
JPY	610,000	USD	5,763	Goldman Sachs International	04/18/18	(25)
JPY	5,034,000	USD	47,554	Standard Chartered Bank	04/18/18	(203)
JPY	235,000	USD	2,224	State Street Bank and Trust Co.	04/18/18	(14)
JPY	237,000	USD	2,239	State Street Bank and Trust Co.	04/18/18	(10)
NOK	46,000	USD	5,924	Goldman Sachs International	04/18/18	(53)
NZD	8,000	USD	5,814	Nomura International PLC	04/18/18	(32)
SEK	696,000	USD	87,051	Bank of America N.A.	04/18/18	(3,612)
SEK	78,000	USD	9,536	Goldman Sachs International	04/18/18	(185)
SGD	4,000	USD	3,064	Bank of America N.A.	04/18/18	(13)
USD	14,724	CAD	19,000	Royal Bank of Canada	04/18/18	(28)
USD	118,091	EUR	96,000	Bank of America N.A.	04/18/18	(149)
USD	6,124	EUR	5,000	State Street Bank and Trust Co.	04/18/18	(34)
USD	27,790	GBP	20,000	BNP Paribas S.A.	04/18/18	(286)
USD	5,601	GBP	4,000	Bank of America N.A.	04/18/18	(14)
USD	26,543	GBP	19,000	Standard Chartered Bank	04/18/18	(130)
USD	1,672	JPY	184,000	BNP Paribas S.A.	04/18/18	(59)
USD	13,733	JPY	1,468,000	BNP Paribas S.A.	04/18/18	(75)
USD	21,626	JPY	2,318,000	BNP Paribas S.A.	04/18/18	(178)
USD	15,170	JPY	1,613,000	Bank of America N.A.	04/18/18	(2)
USD	94,075	JPY	10,360,000	State Street Bank and Trust Co.	04/18/18	(3,373)
USD	48,290	NOK	379,000	State Street Bank and Trust Co.	04/18/18	(80)
USD	12,602	PHP	662,000	Bank of America N.A.	04/18/18	(75)
USD	9,657	PHP	507,000	JPMorgan Chase Bank N.A.	04/18/18	(53)
USD	757	SGD	1,000	State Street Bank and Trust Co.	04/18/18	(6)
USD	3,028	SGD	4,000	State Street Bank and Trust Co.	04/18/18	(24)
USD	3,039	SGD	4,000	State Street Bank and Trust Co.	04/18/18	(13)
USD	3,785	SGD	5,000	State Street Bank and Trust Co.	04/18/18	(30)
USD	3,793	SGD	5,000	State Street Bank and Trust Co.	04/18/18	(22)
CAD	1,018,705	USD	795,146	Nomura International PLC	06/20/18	(3,283)
USD	82,230	JPY	8,735,540	Morgan Stanley & Co. International PLC	06/20/18	(291)

						(16,891)

						$12,098

4

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2035 Master Portfolio

Fair Value Hierarchy as of Period End

•	Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that LifePath Dynamic Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the LifePath Dynamic Master Portfolio investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$10,583,655	$—	$—	$10,583,655
Fixed Income Funds	1,429,857	—	—	1,429,857
Short-Term Securities	3,618,917	—	—	3,618,917
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	166,404	147,286	—	313,690
Hotels, Restaurants & Leisure	66,867	—	—	66,867
Household Durables	57,082	—	—	57,082
Real Estate Investment Trusts (REITs)	2,798,022	1,197,703	—	3,995,725
Real Estate Management & Development	97,421	1,213,183	—	1,310,604

Subtotal	$18,818,225	$2,558,172	$—	$21,376,397

Investments Valued at Net Asset Value (“NAV”)(a)				35,518,823

Total Investments				$56,895,220

Derivative Financial Instruments(b)
Assets:
Equity contracts	$150,375	$—	$—	$150,375
Interest rate contracts	1,080	—	—	1,080
Foreign currency exchange contracts	—	28,989	—	28,989
Liabilities:
Equity contracts	(62,705)	—	—	(62,705)
Interest rate contracts	(86,202)	—	—	(86,202)
Foreign currency exchange contract	—	(16,891)	—	(16,891)

	$2,548	$12,098	$—	$14,646

(a)	As of March 31, 2018, certain investments of the LifePath Dynamic Master Portfolio were fair valued using net asset value NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

5

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2035 Master Portfolio

Transfers between Level 1 and Level 2 were as follows:

	Transfers Out of Level 1 (a)	Transfers Into Level 2 (a)
Assets:
Investments:
Common Stocks :
Equity Real Estate Investment Trusts (REITs)	$(454,295)	$454,295
Real Estate Management & Development	(280,999)	280,999

	$(735,294)	$735,294

(a)	External pricing service used to reflect any significant market movements between the time the LifePath Dynamic Master Portfolio valued such foreign securities and the earlier closing of foreign markets.

6

Schedule of Investments (unaudited) March 31, 2018	LifePath Dynamic 2040 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 87.9%

Equity Funds — 78.5%
Active Stock Master Portfolio	$130,528,953	$130,528,953
BlackRock Advantage Emerging Markets Fund - Class K(a)	1,881,543	21,449,587
BlackRock Tactical Opportunities Fund	611,251	9,083,193
International Tilts Master Portfolio	42,327,368	42,327,368
iShares Edge MSCI Multifactor Intl ETF	275,443	7,957,548
iShares Edge MSCI Multifactor USA ETF(b)	376,687	11,865,641
iShares MSCI EAFE Small-Cap ETF(b)	129,590	8,447,972

		231,660,262
Fixed Income Funds — 4.3%
CoreAlpha Bond Master Portfolio	7,371,355	7,371,355
iShares TIPS Bond ETF	32,727	3,699,900
Master Total Return Portfolio	1,622,310	1,622,310

		12,693,565
Short-Term Securities — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.85%(c)(d)	10,936,562	10,936,562
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%, 12/31/50(d)	4,045,789	4,045,789

		14,982,351

Total Affiliated Investment Companies — 87.9% (Cost — $183,755,013)		259,336,178

Common Stocks — 12.7%

Equity Real Estate Investment Trusts (REITs) — 0.5%
Great Portland Estates PLC	25,486	237,835
Ichigo Hotel REIT Investment Corp.(b)	313	366,290
National Storage REIT(a)	282,617	342,842
PRS REIT PLC	288,304	406,513

		1,353,480
Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	5,528	435,385

Household Durables — 0.1%
Glenveagh Properties PLC(a)(e)	274,111	374,381

Real Estate Investment Trusts (REITs) — 9.1%
Alexandria Real Estate Equities, Inc.	7,007	875,104
AvalonBay Communities, Inc.	7,022	1,154,838
Boston Properties, Inc.	9,335	1,150,259
Canadian Apartment Properties REIT	13,722	395,678
Capital & Regional PLC	387,579	292,187
CareTrust REIT, Inc.	35,583	476,812
CyrusOne, Inc.	13,543	693,537
DDR Corp.	41,417	303,587
Duke Realty Corp.	18,245	483,128
EPR Properties(b)	12,889	714,051
Equinix, Inc.	1,367	571,597
Extra Space Storage, Inc.	8,805	769,205
Federal Realty Investment Trust	4,109	477,096
Gecina SA	5,355	929,261
GLP J-REIT	324	358,573
Goodman Group	96,302	626,166
Hammerson PLC	22,330	168,329
HCP, Inc.	23,029	534,964
Healthcare Trust of America, Inc., Class A	18,114	479,115
Highwoods Properties, Inc.	6,669	292,236

Security	Shares/ Investment Value	Value
Real Estate Investment Trusts (REITs) (continued)
Host Hotels & Resorts, Inc.	56,313	$1,049,674
Ichigo Office REIT Investment Corp.	363	276,539
Intu Properties PLC	67,444	196,508
Invincible Investment Corp.	1,305	603,720
Invitation Homes, Inc.	29,399	671,179
Kenedix Office Investment Corp.	71	433,116
Kenedix Retail REIT Corp.(b)	105	229,412
Land Securities Group PLC	46,483	611,574
Liberty Property Trust	14,343	569,847
Link REIT	80,500	690,024
Macerich Co.	6,610	370,292
Mid-America Apartment Communities, Inc.	6,479	591,144
Regency Centers Corp.	9,758	575,527
Rexford Industrial Realty, Inc.	26,612	766,160
RioCan Real Estate Investment Trust(b)	12,113	222,262
Sabra Health Care REIT, Inc.	27,141	479,039
Scentre Group	233,683	689,575
Simon Property Group, Inc.	10,165	1,568,968
Spirit Realty Capital, Inc.	74,219	575,939
Sun Communities, Inc.	8,448	771,894
UDR, Inc.	15,397	548,441
Unibail-Rodamco SE	3,551	811,132
Vastned Retail NV	4,012	191,380
VEREIT, Inc.	97,053	675,489
Vornado Realty Trust	1,191	80,154
Westfield Corp.	106,386	697,800

		26,692,512
Real Estate Management & Development — 2.9%
Aedas Homes SAU(a)(e)	8,790	321,830
Aroundtown SA	83,594	647,571
CK Asset Holdings Ltd.	113,500	957,834
Deutsche Wohnen SE, Bearer Shares	21,304	994,043
Entra ASA(e)	25,714	351,028
First Capital Realty, Inc.	21,643	341,860
Mega Manunggal Property Tbk PT(a)	8,738,700	371,319
Mitsubishi Estate Co. Ltd.	43,200	723,662
Mitsui Fudosan Co. Ltd.	35,000	844,944
Robinsons Land Corp.	656,200	252,336
Sun Hung Kai Properties Ltd.	57,000	904,759
Takara Leben Co. Ltd.(b)	74,900	323,970
Unizo Holdings Co. Ltd.(b)	13,900	342,058
Vonovia SE	11,224	556,596
Wharf Real Estate Investment Co., Ltd.(a)	63,000	411,792
.Yanlord Land Group Ltd.	180,100	233,177

		8,578,779

Total Common Stocks — 12.7% (Cost — $37,238,725)		37,434,537

Total Investments — 100.6% (Cost — $220,993,738)		296,770,715
Liabilities in Excess of Other Assets — (0.6)%		(1,757,525)

Net Assets — 100.0%		$295,013,190

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

1

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2040 Master Portfolio

(f)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$137,999,111	$—		$(7,470,158	)(b)	$130,528,953	$130,528,953	$511,803		$2,911,223	$(1,539,374)
BlackRock Advantage Emerging Markets Fund(e)	1,945,620	—		(1,945,620)		—	—	—		2,430,097	(2,525,699)
BlackRock Advantage Emerging Markets Fund - Class K	—	2,026,891		(145,348)		1,881,543	21,449,587	—		70,204	688,319
BlackRock Cash Funds: Institutional, SL Agency Shares	5,676,319	5,260,243	(c)	—		10,936,562	10,936,562	20,855	(d)	—	(879)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,344,869	2,700,920	(c)	—		4,045,789	4,045,789	—		—	—
BlackRock Commodity Strategies Fund(e)	1,635,551	—		(1,635,551)		—	—	—		1,060,989	(1,568,010)
BlackRock Tactical Opportunities Fund	656,520	—		(45,269)		611,251	9,083,193	—		42,412	264,409
CoreAlpha Bond Master Portfolio	$12,499,188	$—		$(5,127,833	)(b)	$7,371,355	7,371,355	82,178		(121,009)	(106,527)
International Tilts Master Portfolio	$39,653,083	$2,674,285	(c)	$—		$42,327,368	42,327,368	219,518		1,079,762	(1,221,296)
iShares Edge MSCI Multifactor Intl ETF	437,652	—		(162,209)		275,443	7,957,548	—		979,901	(962,974)
iShares Edge MSCI Multifactor USA ETF	461,557	—		(84,870)		376,687	11,865,641	45,404		526,053	(593,550)
iShares MSCI EAFE Small-Cap ETF	145,250	—		(15,660)		129,590	8,447,972	—		238,275	(131,649)
iShares TIPS Bond ETF	33,985	—		(1,258)		32,727	3,699,900	724		(3,492)	(32,899)
Master Total Return Portfolio	$1,643,742	$—		$(21,432	)(b)	$1,622,310	1,622,310	19,893		(4,801)	(21,431)

							$259,336,178	$900,375		$9,209,614	$(7,751,560)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(e)	No longer held by the LifePath Dynamic Master Portfolio.

For compliance purposes, the LifePath Dynamic Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

REIT — Real Estate Investment Trust

SEK — Swedish Krona

SGD — Singapore Dollar

S&P — S&P Global Ratings

USD — U.S. Dollar

2

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2040 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
CAC 40 Index	70	04/20/18	$4,440	$(68,722)
NIKKEI 225 (OSE)	30	06/07/18	6,050	177,762
S&P/TSK 60 Index	31	06/14/18	4,360	(42,977)
DAX Index	12	06/15/18	4,474	(70,605)
Russell 2000 E-Mini Index	39	06/15/18	2,986	(90,915)
2-Year U.S. Treasury Note	44	06/29/18	9,355	5,281

				(90,176)

Short Contracts:
S&P 400 E-Mini Index	27	06/15/18	5,084	106,012
S&P 500 E-Mini Index	111	06/15/18	14,669	561,196
10-Year U.S. Ultra Long Treasury Bond	16	06/20/18	2,568	(106,095)

				561,113

				$470,937

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	84,800	USD	1,619	State Street Bank and Trust Co.	04/03/18	$6
PHP	139,815	USD	2,670	State Street Bank and Trust Co.	04/03/18	10
CHF	368,000	USD	385,156	Bank of America N.A.	04/18/18	217
EUR	83,000	USD	102,100	Nomura International PLC	04/18/18	128
GBP	58,000	USD	80,298	JPMorgan Chase Bank N.A.	04/18/18	1,124
GBP	27,000	USD	37,489	Nomura International PLC	04/18/18	415
GBP	48,000	USD	66,804	Standard Chartered Bank	04/18/18	580
JPY	4,792,000	USD	44,023	Bank of America N.A.	04/18/18	1,052
JPY	6,932,000	USD	63,682	Bank of America N.A.	04/18/18	1,522
JPY	11,627,000	USD	107,517	Bank of America N.A.	04/18/18	1,850
JPY	28,689,000	USD	259,386	Bank of America N.A.	04/18/18	10,469
JPY	36,795,000	USD	333,834	Bank of America N.A.	04/18/18	12,268
SGD	39,000	USD	29,536	JPMorgan Chase Bank N.A.	04/18/18	219
SGD	1,133,000	USD	858,043	JPMorgan Chase Bank N.A.	04/18/18	6,383
USD	594,346	AUD	746,000	BNP Paribas S.A.	04/18/18	21,389
USD	6,356	AUD	8,000	Bank of America N.A.	04/18/18	212
USD	57,864	AUD	74,000	Standard Chartered Bank	04/18/18	1,029
USD	11,233	AUD	14,000	State Street Bank and Trust Co.	04/18/18	481
USD	206,625	EUR	167,000	BNP Paribas S.A.	04/18/18	937
USD	8,666	EUR	7,000	Nomura International PLC	04/18/18	45
USD	20,071	EUR	16,000	Nomura International PLC	04/18/18	365
USD	56,376	EUR	45,000	Nomura International PLC	04/18/18	951
USD	98,647	EUR	80,000	Nomura International PLC	04/18/18	113
USD	132,673	EUR	106,000	Nomura International PLC	04/18/18	2,117
USD	38,702	HKD	302,000	Citibank N.A.	04/18/18	202
USD	39,125	HKD	306,000	Citibank N.A.	04/18/18	114
USD	55,112	HKD	430,000	Citibank N.A.	04/18/18	293
USD	226,114	HKD	1,765,000	Goldman Sachs International	04/18/18	1,103
USD	21,324	HKD	167,000	State Street Bank and Trust Co.	04/18/18	34
USD	318,386	HKD	2,485,000	State Street Bank and Trust Co.	04/18/18	1,586
USD	43,916	IDR	588,253,000	BNP Paribas S.A.	04/18/18	1,239
USD	342,542	IDR	4,583,891,000	JPMorgan Chase Bank N.A.	04/18/18	9,986
USD	6,493	JPY	685,000	BNP Paribas S.A.	04/18/18	50
USD	161,406	JPY	17,116,000	Nomura International PLC	04/18/18	409
USD	9,503	JPY	1,003,000	Royal Bank of Canada	04/18/18	69
USD	10,474	NOK	82,000	Standard Chartered Bank	04/18/18	8

3

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2040 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	113,960	PHP	5,853,000	JPMorgan Chase Bank N.A.	04/18/18	$1,871
USD	48,433	SEK	391,000	Barclays Bank PLC	04/18/18	1,559
GBP	177,879	USD	247,982	Nomura International PLC	06/20/18	2,381
USD	3,169,696	AUD	4,040,285	Morgan Stanley & Co. International PLC	06/20/18	65,982
USD	3,100,601	CAD	3,972,677	Morgan Stanley & Co. International PLC	06/20/18	12,545
USD	3,193,898	EUR	2,571,862	Morgan Stanley & Co. International PLC	06/20/18	11,363

						174,676

PHP	318,510	USD	6,108	State Street Bank and Trust Co.	04/02/18	(4)
AUD	59,000	USD	45,638	BNP Paribas S.A.	04/18/18	(324)
AUD	424,000	USD	328,507	BNP Paribas S.A.	04/18/18	(2,859)
AUD	55,000	USD	44,403	Bank of America N.A.	04/18/18	(2,161)
AUD	3,000	USD	2,346	Standard Chartered Bank	04/18/18	(42)
AUD	38,000	USD	29,638	State Street Bank and Trust Co.	04/18/18	(453)
CAD	184,000	USD	147,500	Bank of America N.A.	04/18/18	(4,637)
CAD	39,000	USD	31,380	JPMorgan Chase Bank N.A.	04/18/18	(1,099)
CAD	39,000	USD	30,304	Standard Chartered Bank	04/18/18	(23)
EUR	67,000	USD	83,394	Goldman Sachs International	04/18/18	(872)
EUR	73,000	USD	90,360	Goldman Sachs International	04/18/18	(449)
EUR	29,000	USD	35,850	Nomura International PLC	04/18/18	(132)
EUR	103,000	USD	127,203	Standard Chartered Bank	04/18/18	(341)
EUR	294,000	USD	366,500	State Street Bank and Trust Co.	04/18/18	(4,390)
GBP	221,000	USD	312,177	Nomura International PLC	04/18/18	(1,931)
HKD	7,239,000	USD	927,545	State Street Bank and Trust Co.	04/18/18	(4,682)
ILS	155,000	USD	45,238	Citibank N.A.	04/18/18	(1,007)
JPY	7,853,000	USD	74,117	BNP Paribas S.A.	04/18/18	(250)
JPY	2,182,000	USD	20,574	Goldman Sachs International	04/18/18	(50)
JPY	4,022,000	USD	37,999	Goldman Sachs International	04/18/18	(167)
JPY	5,921,000	USD	55,926	Royal Bank of Canada	04/18/18	(232)
JPY	1,377,000	USD	13,008	Standard Chartered Bank	04/18/18	(56)
JPY	1,489,000	USD	14,091	State Street Bank and Trust Co.	04/18/18	(85)
JPY	2,249,000	USD	21,250	State Street Bank and Trust Co.	04/18/18	(95)
NOK	300,000	USD	38,634	Goldman Sachs International	04/18/18	(346)
NZD	50,000	USD	36,325	Nomura International PLC	04/18/18	(191)
SEK	4,730,000	USD	591,604	Bank of America N.A.	04/18/18	(24,560)
SGD	38,000	USD	29,111	Bank of America N.A.	04/18/18	(119)
USD	33,323	CAD	43,000	Royal Bank of Canada	04/18/18	(64)
USD	824,136	EUR	670,000	Bank of America N.A.	04/18/18	(1,081)
USD	46,543	EUR	38,000	State Street Bank and Trust Co.	04/18/18	(260)
USD	45,854	GBP	33,000	BNP Paribas S.A.	04/18/18	(472)
USD	28,009	GBP	20,000	JPMorgan Chase Bank N.A.	04/18/18	(68)
USD	184,464	GBP	132,000	Standard Chartered Bank	04/18/18	(841)
USD	37,565	JPY	4,135,000	BNP Paribas S.A.	04/18/18	(1,330)
USD	85,534	JPY	9,143,000	BNP Paribas S.A.	04/18/18	(468)
USD	146,947	JPY	15,751,000	BNP Paribas S.A.	04/18/18	(1,210)
USD	672,983	JPY	74,112,000	State Street Bank and Trust Co.	04/18/18	(24,131)
USD	340,311	NOK	2,671,000	JPMorgan Chase Bank N.A.	04/18/18	(576)
USD	68,685	PHP	3,608,000	Bank of America N.A.	04/18/18	(411)
USD	68,150	PHP	3,578,000	JPMorgan Chase Bank N.A.	04/18/18	(371)
USD	7,568	SGD	10,000	State Street Bank and Trust Co.	04/18/18	(61)
USD	21,955	SGD	29,000	State Street Bank and Trust Co.	04/18/18	(171)
USD	28,767	SGD	38,000	State Street Bank and Trust Co.	04/18/18	(226)
USD	28,823	SGD	38,000	State Street Bank and Trust Co.	04/18/18	(169)
CAD	6,539,854	USD	5,103,623	Nomura International PLC	06/20/18	(20,039)
EUR	389,505	USD	483,711	Morgan Stanley & Co. International PLC	06/20/18	(1,721)
USD	699,562	JPY	74,316,999	Morgan Stanley & Co. International PLC	06/20/18	(2,478)

						(107,705)

						$66,971

4

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2040 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including LifePath Dymanic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

5

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2040 Master Portfolio

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investments:
Equity Funds	$58,803,941	$—	$—	$58,803,941
Fixed Income Fund	3,699,900	—	—	3,699,900
Short-Term Securities	14,982,351	—	—	14,982,351
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	406,513	946,967	—	1,353,480
Hotels, Restaurants & Leisure	435,385	—	—	435,385
Household Durables	374,381	—	—	374,381
Real Estate Investment Trusts (REITs)	18,887,216	7,805,296	—	26,692,512
Real Estate Management & Development	713,179	7,865,600	—	8,578,779

Subtotal	$98,302,866	$16,617,863	$—	$114,920,729

Investments Valued at Net Asset Value (“NAV”)(a)				181,849,986

Total Investments				$296,770,715

Derivative Financial Instruments(b)
Assets:
Equity contracts	$844,970	$—	$—	$844,970
Foreign currency exchange contracts	—	174,676	—	174,676
Interest rate contracts	5,281	—	—	5,281
Liabilities:
Equity contracts	(273,219)	—	—	(273,219)
Foreign currency exchange contracts	—	(107,705)	—	(107,705)
Interest rate contracts	(106,095)	—	—	(106,095)

	$470,937	$66,971	$—	$537,908

(a)	As of March 31, 2018, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

6

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2040 Master Portfolio

Transfers between Level 1 and Level 2 were as follows:

	Transfers Out of Level 1 (a)	Transfers Into Level 2 (a)
Assets:
Investments:
Common Stocks :
Equity Real Estate Investment Trusts (REITs)	$(3,238,531)	$3,238,531
Real Estate Management & Development	(1,970,685)	1,970,685

	$(5,209,216)	$5,209,216

(a)	External pricing service used to reflect any significant market movements between the time the LifePath Dynamic Master Portfolio valued such foreign securities and the earlier closing of foreign markets.

7

Schedule of Investments (unaudited) March 31, 2018	LifePath Dynamic 2045 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 86.0%

Equity Funds — 77.3%
Active Stock Master Portfolio	$16,145,439	$16,145,439
BlackRock Advantage Emerging Markets Fund — Class K(a)	256,186	2,920,523
BlackRock Tactical Opportunities Fund	25,033	371,987
International Tilts Master Portfolio	$5,680,224	5,680,224
iShares Edge MSCI Multifactor Intl ETF	39,809	1,150,082
iShares Edge MSCI Multifactor USA ETF(b)	44,723	1,408,774
iShares MSCI Canada ETF	2,034	56,057
iShares MSCI EAFE Small-Cap ETF(b)	17,362	1,131,829

		28,864,915
Fixed Income Funds — 2.4%
CoreAlpha Bond Master Portfolio	$769,801	769,801
iShares TIPS Bond ETF	1,177	132,947

		902,748
Short-Term Securities — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.85%(c)(e)	1,430,653	1,430,653
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%(e)	904,452	904,452

		2,335,105

Total Affiliated Investment Companies — 86.0% (Cost — $24,509,823)		32,102,768

Common Stocks — 14.7%

Equity Real Estate Investment Trusts (REITs) — 0.5%
Great Portland Estates PLC	3,745	34,948
Ichigo Hotel REIT Investment Corp.	47	55,002
National Storage REIT(a)(b)	42,157	51,141
PRS REIT PLC	42,356	59,723

		200,814
Hotels, Restaurants & Leisure — 0.2%
Hilton Worldwide Holdings, Inc.	812	63,953

Household Durables — 0.2%
Glenveagh Properties PLC(a)(d)	40,315	55,062

Real Estate Investment Trusts (REITs) — 10.5%
Alexandria Real Estate Equities, Inc.(b)	1,029	128,512
AvalonBay Communities, Inc.	1,032	169,723
Boston Properties, Inc.	1,371	168,935
Canadian Apartment Properties REIT	2,018	58,190
Capital & Regional PLC	56,940	42,926
CareTrust REIT, Inc.	5,228	70,055
CyrusOne, Inc.	1,990	101,908
DDR Corp.	6,091	44,647
Duke Realty Corp.	2,753	72,899
EPR Properties	1,894	104,928
Equinix, Inc.	201	84,046
Extra Space Storage, Inc.	1,294	113,044
Federal Realty Investment Trust	604	70,130
Gecina SA	787	136,569
GLP J-REIT	48	53,122
Goodman Group	14,164	92,096
Hammerson PLC	3,282	24,740
HCP, Inc.	3,393	78,819
Healthcare Trust of America, Inc., Class A	2,664	70,463
Highwoods Properties, Inc.	980	42,944

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Host Hotels & Resorts, Inc.	8,283	$154,395
Ichigo Office REIT Investment Corp.(b)	54	41,138
Intu Properties PLC	9,908	28,868
Invincible Investment Corp.	192	88,823
Invitation Homes, Inc.	4,325	98,740
Kenedix Office Investment Corp.	11	67,103
Kenedix Retail REIT Corp.	15	32,773
Land Securities Group PLC	6,829	89,849
Liberty Property Trust(b)	2,129	84,585
Link REIT	12,000	102,861
Macerich Co.	972	54,451
Mid-America Apartment Communities, Inc.	930	84,853
Regency Centers Corp.	1,434	84,577
Rexford Industrial Realty, Inc.	3,914	112,684
RioCan Real Estate Investment Trust	1,782	32,698
Sabra Health Care REIT, Inc.	3,987	70,371
Scentre Group	34,371	101,425
Simon Property Group, Inc.	1,493	230,445
Spirit Realty Capital, Inc.	10,904	84,615
Sun Communities, Inc.	1,258	114,943
UDR, Inc.	2,265	80,679
Unibail-Rodamco SE	522	119,237
Vastned Retail NV	614	29,289
VEREIT, Inc.	14,258	99,236
Vornado Realty Trust	119	8,009
Westfield Corp.	15,647	102,631

		3,927,974
Real Estate Management & Development — 3.3%
Aedas Homes SAU(a)(d)	1,291	47,268
Aroundtown SA	12,108	93,796
CK Asset Holdings Ltd.	17,000	143,464
Deutsche Wohnen SE, Bearer Shares	3,133	146,185
Entra ASA(d)	3,782	51,629
First Capital Realty, Inc.	3,184	50,293
Mega Manunggal Property Tbk PT(a)	870,200	36,976
Mitsubishi Estate Co. Ltd.	6,300	105,534
Mitsui Fudosan Co. Ltd.	5,200	125,534
Robinsons Land Corp.	96,600	37,147
Sun Hung Kai Properties Ltd.	8,000	126,984
Takara Leben Co. Ltd.(b)	11,000	47,579
Unizo Holdings Co. Ltd.	2,100	51,678
Vonovia SE	1,651	81,873
Wharf Real Estate Investment Co., Ltd.(a)	9,000	58,827
Yanlord Land Group Ltd.	26,500	34,310

		1,239,077

Total Common Stocks — 14.7% (Cost — $5,460,803)		5,486,880

Total Investments — 100.7% (Cost — $29,970,626)		37,589,648
Liabilities in Excess of Other Assets — (0.7)%		(243,109)

Net Assets — 100.0%		$37,346,539

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

1

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2045 Master Portfolio

(e)	Annualized 7-day yield as of period end.
(f)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/2017	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$16,134,275	$11,164	(b)	$—	$16,145,439	$16,145,439	$62,011		$341,267	$16,120
BlackRock Advantage Emerging Markets Fund(e)	238,517	7,703		(246,220)	—	—	—		267,820	(290,059)
BlackRock Advantage Emerging Markets Fund — Class K	—	266,731		(10,545)	256,186	2,920,523	—		5,147	94,393
BlackRock Cash Funds: Institutional, SL Agency Shares	417,921	1,012,732	(b)	—	1,430,653	1,430,653	247	(c)	—	(105)
BlackRock Cash Funds: Treasury, SL Agency Shares	200,781	703,671	(b)	—	904,452	904,452	2,737		—	—
BlackRock Commodity Strategies Fund(e)	191,145	—		(191,145)	—	—	—		111,790	(171,044)
BlackRock Tactical Opportunities Fund	25,033	—		—	25,033	371,987	—		—	12,016
CoreAlpha Bond Master Portfolio	$709,709	$60,092	(b)	$—	$769,801	769,801	5,334		(6,871)	(9,922)
International Tilts Master Portfolio	$4,997,493	$682,731	(b)	$—	$5,680,224	5,680,224	30,799		140,095	(44,035)
iShares Edge MSCI Multifactor Intl ETF	51,188	—		(11,379)	39,809	1,150,082	—		63,723	(61,716)
iShares Edge MSCI Multifactor USA ETF	47,081	—		(2,358)	44,723	1,408,774	5,391		14,321	(26,426)
iShares MSCI Canada ETF	—	2,034		—	2,034	56,057	—		—	(5)
iShares MSCI EAFE Small-Cap ETF	17,529	—		(167)	17,362	1,131,829	—		2,515	9,579
iShares TIPS Bond ETF	1,086	91		—	1,177	132,947	23		—	(1,119)

						$32,102,768	$106,542		$939,807	$(472,323)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(e)	No longer held by the LifePath Dynamic Master Portfolio.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

OTC — Over-the-Counter

PHP — Philippine Peso

REIT — Real Estate Investment Trust

SEK — Swedish Krona

SGD — Singapore Dollar

S&P — S&P Global Ratings

USD — U.S. Dollar

2

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2045 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
CAC 40 Index	9	04/20/18	$571	$(8,853)
NIKKEI 225	4	06/07/18	807	23,702
S&P/TSK 60 Index	4	06/14/18	563	(5,542)
DAX Index	7	06/15/18	522	(9,597)
Russell 2000 E-Mini Index	4	06/15/18	306	(9,324)

				(9,614)

Short Contracts:
S&P 500 E-Mini Index	9	06/15/18	1,189	45,502

				$35,888

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	11,833	USD	226	State Street Bank and Trust Co.	04/03/18	$1
PHP	19,974	USD	381	State Street Bank and Trust Co.	04/03/18	1
CHF	48,000	USD	50,238	Bank of America N.A.	04/18/18	28
EUR	2,000	USD	2,460	Nomura International PLC	04/18/18	3
EUR	17,000	USD	20,912	Nomura International PLC	04/18/18	26
GBP	3,000	USD	4,165	Nomura International PLC	04/18/18	46
GBP	8,000	USD	11,076	Nomura International PLC	04/18/18	155
GBP	22,000	USD	30,618	Standard Chartered Bank	04/18/18	266
JPY	700,000	USD	6,431	Bank of America N.A.	04/18/18	154
JPY	868,000	USD	7,974	Bank of America N.A.	04/18/18	191
JPY	1,496,000	USD	13,834	Bank of America N.A.	04/18/18	238
JPY	3,921,000	USD	35,574	Bank of America N.A.	04/18/18	1,308
JPY	4,187,000	USD	37,856	Bank of America N.A.	04/18/18	1,528
JPY	572,000	USD	5,196	State Street Bank and Trust Co.	04/18/18	184
SGD	5,000	USD	3,787	Standard Chartered Bank	04/18/18	28
SGD	151,000	USD	114,362	Standard Chartered Bank	04/18/18	844
SGD	17,000	USD	12,923	State Street Bank and Trust Co.	04/18/18	47
USD	79,671	AUD	100,000	BNP Paribas S.A.	04/18/18	2,867
USD	795	AUD	1,000	Bank of America N.A.	04/18/18	26
USD	7,819	AUD	10,000	Standard Chartered Bank	04/18/18	139
USD	3,210	AUD	4,000	State Street Bank and Trust Co.	04/18/18	137
USD	18,719	AUD	24,000	State Street Bank and Trust Co.	04/18/18	286
USD	30,932	EUR	25,000	BNP Paribas S.A.	04/18/18	140
USD	50,840	EUR	41,000	BNP Paribas S.A.	04/18/18	342
USD	1,238	EUR	1,000	Nomura International PLC	04/18/18	6
USD	2,509	EUR	2,000	Nomura International PLC	04/18/18	46
USD	7,517	EUR	6,000	Nomura International PLC	04/18/18	127
USD	13,564	EUR	11,000	Nomura International PLC	04/18/18	16
USD	18,775	EUR	15,000	Nomura International PLC	04/18/18	300
USD	4,347	HKD	34,000	Citibank N.A.	04/18/18	13
USD	17,044	HKD	133,000	Citibank N.A.	04/18/18	89
USD	24,981	HKD	195,000	Goldman Sachs International	04/18/18	122
USD	28,091	HKD	220,000	State Street Bank and Trust Co.	04/18/18	44
USD	53,043	HKD	414,000	State Street Bank and Trust Co.	04/18/18	264

3

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,373	IDR	58,578,000	BNP Paribas S.A.	04/18/18	$123
USD	34,110	IDR	456,464,000	JPMorgan Chase Bank N.A.	04/18/18	994
USD	29,017	JPY	3,077,000	Nomura International PLC	04/18/18	74
USD	19,053	JPY	2,017,000	State Street Bank and Trust Co.	04/18/18	80
USD	5,620	NOK	44,000	Standard Chartered Bank	04/18/18	5
USD	15,401	PHP	791,000	JPMorgan Chase Bank N.A.	04/18/18	253
USD	6,813	SEK	55,000	Barclays Bank PLC	04/18/18	219
GBP	30,851	USD	43,010	Nomura International PLC	06/20/18	413
USD	372,620	AUD	474,982	Morgan Stanley & Co. International PLC	06/20/18	7,743
USD	364,565	CAD	467,034	Morgan Stanley & Co. International PLC	06/20/18	1,529
USD	375,458	EUR	302,352	Morgan Stanley & Co. International PLC	06/20/18	1,315

						22,760

PHP	45,786	USD	878	State Street Bank and Trust Co.	04/02/18	(1)
AUD	8,000	USD	6,188	BNP Paribas S.A.	04/18/18	(44)
AUD	55,000	USD	42,609	BNP Paribas S.A.	04/18/18	(367)
AUD	8,000	USD	6,459	Bank of America N.A.	04/18/18	(314)
AUD	33,000	USD	25,808	Standard Chartered Bank	04/18/18	(463)
CAD	2,000	USD	1,609	BNP Paribas S.A.	04/18/18	(56)
CAD	23,000	USD	18,438	Bank of America N.A.	04/18/18	(580)
CAD	7,000	USD	5,627	Royal Bank of Canada	04/18/18	(192)
CAD	20,000	USD	15,540	Standard Chartered Bank	04/18/18	(12)
CHF	6,000	USD	6,401	Standard Chartered Bank	04/18/18	(118)
EUR	10,000	USD	12,378	Goldman Sachs International	04/18/18	(61)
EUR	47,000	USD	58,500	Goldman Sachs International	04/18/18	(612)
EUR	3,000	USD	3,709	Nomura International PLC	04/18/18	(14)
EUR	18,000	USD	22,230	Standard Chartered Bank	04/18/18	(60)
EUR	30,000	USD	37,399	State Street Bank and Trust Co.	04/18/18	(449)
GBP	30,000	USD	42,377	Nomura International PLC	04/18/18	(262)
HKD	1,064,000	USD	136,331	Citibank N.A.	04/18/18	(687)
HKD	305,000	USD	38,994	Royal Bank of Canada	04/18/18	(111)
ILS	20,000	USD	5,837	Citibank N.A.	04/18/18	(130)
JPY	1,105,000	USD	10,429	BNP Paribas S.A.	04/18/18	(35)
JPY	263,000	USD	2,480	Goldman Sachs International	04/18/18	(6)
JPY	5,302,000	USD	50,086	Standard Chartered Bank	04/18/18	(214)
JPY	158,000	USD	1,493	State Street Bank and Trust Co.	04/18/18	(7)
JPY	235,000	USD	2,224	State Street Bank and Trust Co.	04/18/18	(14)
JPY	579,000	USD	5,470	State Street Bank and Trust Co.	04/18/18	(24)
NOK	45,000	USD	5,795	Goldman Sachs International	04/18/18	(52)
NZD	6,000	USD	4,360	Nomura International PLC	04/18/18	(23)
SEK	641,000	USD	80,170	Bank of America N.A.	04/18/18	(3,326)
SEK	80,000	USD	9,781	Goldman Sachs International	04/18/18	(190)
SGD	4,000	USD	3,064	Bank of America N.A.	04/18/18	(13)
USD	15,499	CAD	20,000	Royal Bank of Canada	04/18/18	(30)
USD	110,704	EUR	90,000	Bank of America N.A.	04/18/18	(146)
USD	6,124	EUR	5,000	State Street Bank and Trust Co.	04/18/18	(34)

4

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2045 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	31,959	GBP	23,000	BNP Paribas S.A.	04/18/18	$(329)
USD	25,148	GBP	18,000	Standard Chartered Bank	04/18/18	(121)
USD	12,021	JPY	1,285,000	BNP Paribas S.A.	04/18/18	(66)
USD	19,909	JPY	2,134,000	BNP Paribas S.A.	04/18/18	(164)
USD	22,140	JPY	2,354,000	Bank of America N.A.	04/18/18	(3)
USD	96,355	JPY	10,611,000	State Street Bank and Trust Co.	04/18/18	(3,454)
USD	46,124	NOK	362,000	State Street Bank and Trust Co.	04/18/18	(76)
USD	12,279	PHP	645,000	Bank of America N.A.	04/18/18	(73)
USD	9,238	PHP	485,000	JPMorgan Chase Bank N.A.	04/18/18	(50)
USD	1,514	SGD	2,000	State Street Bank and Trust Co.	04/18/18	(12)
USD	2,271	SGD	3,000	State Street Bank and Trust Co.	04/18/18	(18)
USD	2,279	SGD	3,000	State Street Bank and Trust Co.	04/18/18	(10)
USD	6,056	SGD	8,000	State Street Bank and Trust Co.	04/18/18	(47)
CAD	796,941	USD	621,938	Nomura International PLC	06/20/18	(2,456)
EUR	49,145	USD	61,031	Morgan Stanley & Co. International PLC	06/20/18	(217)
USD	69,129	JPY	7,342,675	Morgan Stanley & Co. International PLC	06/20/18	(234)

						(15,977)

						$6,783

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that LifePath Dynamic Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

5

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2045 Master Portfolio

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$7,039,252	$—	$—	$7,039,252
Fixed Income Funds	132,947	—	—	132,947
Short-Term Securities	2,335,105	—	—	2,335,105
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	59,723	141,091	—	200,814
Hotels, Restaurants & Leisure	63,953	—	—	63,953
Household Durables	55,062	—	—	55,062
Real Estate Investment Trusts (REITs)	2,774,524	1,153,450	—	3,927,974
Real Estate Management & Development	87,269	1,151,808	—	1,239,077

Subtotal	$12,547,835	$2,446,349	$—	$14,994,184

Investments Valued at Net Asset Value (“NAV”)(a)				22,595,464

Total Investments				$37,589,648

Derivative Financial Instruments(b)
Assets:
Equity contracts	$69,204	$—	$—	$69,204
Foreign currency exchange contracts	—	22,760	—	22,760
Liabilities:
Equity contracts	(33,316)	—	—	(33,316)
Foreign currency exchange contracts	—	(15,977)	—	(15,977)

	$35,888	$6,783	$—	$42,671

(a)	As of March 31, 2018, certain of the LifePath Dynamic Master Portfolio’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Out of Level 1 (a)	Transfers Into Level 2 (a)
Assets:
Investments:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$(52,058)	$52,058
Real Estate Investment Trusts (REITs)	(382,083)	382,083
Real Estate Management & Development	(261,989)	261,989

	$(696,130)	$696,130

(a)	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

6

Schedule of Investments (unaudited) March 31, 2018	LifePath Dynamic 2050 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 86.3%

Equity Funds — 79.0%
Active Stock Master Portfolio	$46,014,652	$46,014,652
BlackRock Advantage Emerging Markets Fund — Class K(a)	736,921	8,400,903
International Tilts Master Portfolio	$16,528,343	$16,528,343
iShares Edge MSCI Multifactor Intl ETF(b)	116,600	3,368,574
iShares Edge MSCI Multifactor USA ETF(b)	133,078	4,191,957
iShares MSCI EAFE Small-Cap ETF(b)	49,774	3,244,767

		81,749,196
Fixed Income Fund — 1.0%
CoreAlpha Bond Master Portfolio	$1,073,626	$1,073,626

Short-Term Securities — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.85%(c)(d)	5,947,758	5,947,758
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%(d)	569,671	569,671

		6,517,429
Total Affiliated Investment Companies — 86.3% (Cost — $70,347,779)		89,340,251

Common Stocks — 15.5%

Equity Real Estate Investment Trusts (REITs) — 0.6%
Great Portland Estates PLC	11,078	103,379
Ichigo Hotel REIT Investment Corp.(b)	138	161,495
National Storage REIT(a)(b)	122,546	148,661
PRS REIT PLC	125,309	176,688

		590,223
Hotels, Restaurants & Leisure — 0.2%
Hilton Worldwide Holdings, Inc.	2,403	189,260

Household Durables — 0.1%
Glenveagh Properties PLC(a)(e)	118,846	162,320

Real Estate Investment Trusts (REITs) — 11.1%
Alexandria Real Estate Equities, Inc.	3,046	380,415
AvalonBay Communities, Inc.	3,052	501,932
Boston Properties, Inc.	4,057	499,904
Canadian Apartment Properties REIT(b)	5,949	171,541
Capital & Regional PLC	168,458	126,997
CareTrust REIT, Inc.	15,466	207,244
CyrusOne, Inc.	5,886	301,422
DDR Corp.	17,957	131,625
Duke Realty Corp.	8,116	214,912
EPR Properties(b)	5,602	310,351
Equinix, Inc.	593	247,957
Extra Space Storage, Inc.	3,827	334,327
Federal Realty Investment Trust	1,786	207,372
Gecina SA	2,328	403,981
GLP J-REIT	142	157,152
Goodman Group	41,755	271,496
Hammerson PLC	9,706	73,166
HCP, Inc.	10,002	232,346
Healthcare Trust of America, Inc., Class A	7,853	207,712
Highwoods Properties, Inc.	2,845	124,668
Host Hotels & Resorts, Inc.	24,699	460,389
Ichigo Office REIT Investment Corp.(b)	160	121,891
Intu Properties PLC	29,314	85,411

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Invincible Investment Corp.	566	$261,843
Invitation Homes, Inc.	12,746	290,991
Kenedix Office Investment Corp.(b)	32	195,207
Kenedix Retail REIT Corp.(b)	42	91,765
Land Securities Group PLC	20,204	265,823
Liberty Property Trust	6,299	250,259
Link REIT	28,500	244,294
Macerich Co.(b)	2,866	160,553
Mid-America Apartment Communities, Inc.	2,809	256,293
Regency Centers Corp.	4,241	250,134
Rexford Industrial Realty, Inc.	11,538	332,179
RioCan Real Estate Investment Trust(b)	5,494	100,810
Sabra Health Care REIT, Inc.	11,797	208,217
Scentre Group	89,983	265,531
Simon Property Group, Inc.	4,418	681,918
Spirit Realty Capital, Inc.	32,259	250,330
Sun Communities, Inc.	3,707	338,709
UDR, Inc.	6,675	237,764
Unibail-Rodamco SE	1,543	352,457
Vastned Retail NV	1,817	86,674
VEREIT, Inc.	42,183	293,594
Vornado Realty Trust	574	38,630
Westfield Corp.	46,127	302,553

		11,530,739
Real Estate Management & Development — 3.5%
Aedas Homes SAU(a)(e)	3,821	139,899
Aroundtown SA	36,333	281,458
CK Asset Holdings Ltd.	50,000	421,953
Deutsche Wohnen SE, Bearer Shares	9,237	430,998
Entra ASA(e)	11,149	152,197
First Capital Realty, Inc.	9,383	148,208
Mega Manunggal Property Tbk PT(a)	3,207,700	136,300
Mitsubishi Estate Co. Ltd.	14,000	234,520
Mitsui Fudosan Co. Ltd.	15,400	371,775
Robinsons Land Corp.	285,800	109,902
Sun Hung Kai Properties Ltd.	22,000	349,205
Takara Leben Co. Ltd.(b)	29,600	128,031
Unizo Holdings Co. Ltd.	6,200	152,573
Vonovia SE	4,866	241,304
Wharf Real Estate Investment Co.Ltd.(a)	28,000	183,019
Yanlord Land Group Ltd.	78,100	101,117

		3,582,459
Total Long-Term Investments — 15.5% (Cost — $15,941,035)		16,055,001

Total Investments — 101.8% (Cost — $86,288,814)		105,395,252
Liabilities in Excess of Other Assets — (1.8)%		(1,834,036)

Net Assets — 100.0%		$103,561,216

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

1

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2050 Master Portfolio

(f)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$51,613,648	—		$(5,598,996	)(b)	$46,014,652	$46,014,652	$185,845		$1,090,332	$(476,692)
BlackRock Advantage Emerging Markets Fund(e)	833,989	—		(833,989)		—	—	—		945,056	(1,011,775)
BlackRock Advantage Emerging Markets Fund — Class K	—	902,300		(165,379)		736,921	8,400,903	—		58,981	271,982
BlackRock Cash Funds: Institutional, SL Agency Shares	1,465,187	4,482,571	(d)	—		5,947,758	5,947,758	1,174	(c)	(234)	(312)
BlackRock Cash Funds: Treasury, SL Agency Shares	295,381	274,290	(d)	—		569,671	569,671	—		—	—
BlackRock Commodity Strategies Fund(e)	665,908	—		(665,908)		—	—	—		530,244	(733,423)
CoreAlpha Bond Master Portfolio	$1,088,841	—		$(15,215	)(b)	$1,073,626	1,073,626	8,184		(10,541)	(15,215)
International Tilts Master Portfolio	$17,326,282	—		$(797,939	)(b)	$16,528,343	16,528,343	91,714		462,466	(619,333)
iShares Edge MSCI Multifactor Intl ETF	168,737	18,254		(70,391)		116,600	3,368,574	—		341,331	(307,669)
iShares Edge MSCI Multifactor USA ETF	273,377	—		(140,299)		133,078	4,191,957	16,041		879,160	(839,209)
iShares MSCI EAFE Small-Cap ETF	65,037	—		(15,263)		49,774	3,244,767	—		240,957	(190,105)

							$89,340,251	$302,958		$4,537,752	$(3,921,751)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value purchased.
(e)	No longer held by the LifePath Dynamic Master Portfolio.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

REIT — Real Estate Investment Trust

SEK — Swedish Krona

SGD — Singapore Dollar

S&P — S&P Global Ratings

USD — U.S. Dollar

2

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2050 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
CAC 40 Index	25	04/20/18	$1,586	$(24,635)
NIKKEI 225 (OSE)	10	06/07/18	2,017	59,254
S&P/TSK 60 Index	12	06/14/18	1,688	(16,638)
DAX Index	21	06/15/18	1,566	(28,790)
Russell 2000 E-Mini Index	10	06/15/18	766	(23,311)

				(34,120)

Short Contracts:
S&P 500 E-Mini Index	27	06/15/18	3,568	136,507

				$102,387

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	23,665	USD	452	State Street Bank and Trust Co.	04/03/18	$2
PHP	37,950	USD	725	State Street Bank and Trust Co.	04/03/18	3
CAD	28,000	USD	21,699	Royal Bank of Canada	04/18/18	41
CHF	165,000	USD	172,690	Bank of America N.A.	04/18/18	99
EUR	25,000	USD	30,754	Nomura International PLC	04/18/18	38
GBP	38,000	USD	52,802	BNP Paribas S.A.	04/18/18	544
GBP	9,000	USD	12,460	Nomura International PLC	04/18/18	174
GBP	29,000	USD	40,266	Nomura International PLC	04/18/18	445
JPY	2,238,000	USD	20,560	Bank of America N.A.	04/18/18	491
JPY	3,985,000	USD	36,609	Bank of America N.A.	04/18/18	875
JPY	4,912,000	USD	45,422	Bank of America N.A.	04/18/18	781
JPY	15,554,000	USD	140,626	Bank of America N.A.	04/18/18	5,679
JPY	21,324,000	USD	193,467	Bank of America N.A.	04/18/18	7,111
SGD	19,000	USD	14,389	Standard Chartered Bank	04/18/18	107
SGD	536,000	USD	405,948	Standard Chartered Bank	04/18/18	2,995
SGD	8,000	USD	6,078	State Street Bank and Trust Co.	04/18/18	25
USD	284,426	AUD	357,000	BNP Paribas S.A.	04/18/18	10,236
USD	3,178	AUD	4,000	Bank of America N.A.	04/18/18	106
USD	38,315	AUD	49,000	Standard Chartered Bank	04/18/18	681
USD	75,860	AUD	97,000	Standard Chartered Bank	04/18/18	1,361
USD	3,106	CAD	4,000	Bank of America N.A.	04/18/18	—
USD	38,851	CAD	50,000	Standard Chartered Bank	04/18/18	29
USD	80,423	EUR	65,000	BNP Paribas S.A.	04/18/18	365
USD	99,575	EUR	80,000	Goldman Sachs International	04/18/18	1,041
USD	3,714	EUR	3,000	Nomura International PLC	04/18/18	19
USD	10,036	EUR	8,000	Nomura International PLC	04/18/18	182
USD	26,309	EUR	21,000	Nomura International PLC	04/18/18	444
USD	44,391	EUR	36,000	Nomura International PLC	04/18/18	51
USD	62,582	EUR	50,000	Nomura International PLC	04/18/18	998
USD	17,517	HKD	137,000	Citibank N.A.	04/18/18	51
USD	42,295	HKD	330,000	Citibank N.A.	04/18/18	225
USD	98,901	HKD	772,000	Goldman Sachs International	04/18/18	482
USD	98,188	HKD	768,000	Royal Bank of Canada	04/18/18	280
USD	137,732	HKD	1,075,000	State Street Bank and Trust Co.	04/18/18	686
USD	16,120	IDR	215,929,000	BNP Paribas S.A.	04/18/18	455

3

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	125,736	IDR	1,682,601,000	JPMorgan Chase Bank N.A.	04/18/18	$3,666
USD	22,494	JPY	2,373,000	BNP Paribas S.A.	04/18/18	173
USD	65,162	JPY	6,910,000	Nomura International PLC	04/18/18	165
USD	139,130	JPY	14,728,000	Standard Chartered Bank	04/18/18	595
USD	53,466	PHP	2,746,000	JPMorgan Chase Bank N.A.	04/18/18	878
USD	24,031	SEK	194,000	Barclays Bank PLC	04/18/18	774
GBP	65,284	USD	91,013	Nomura International PLC	06/20/18	874
USD	1,203,762	AUD	1,534,446	Morgan Stanley & Co. International PLC	06/20/18	25,013
USD	1,177,741	CAD	1,508,769	Morgan Stanley & Co. International PLC	06/20/18	4,939
USD	1,213,000	EUR	976,759	Morgan Stanley & Co. International PLC	06/20/18	4,316

						78,495

PHP	87,590	USD	1,680	State Street Bank and Trust Co.	04/02/18	(1)
AUD	23,000	USD	17,791	BNP Paribas S.A.	04/18/18	(126)
AUD	175,000	USD	135,574	BNP Paribas S.A.	04/18/18	(1,168)
AUD	41,000	USD	33,101	Bank of America N.A.	04/18/18	(1,611)
AUD	54,000	USD	42,245	State Street Bank and Trust Co.	04/18/18	(771)
AUD	92,000	USD	71,756	State Street Bank and Trust Co.	04/18/18	(1,097)
CAD	24,000	USD	19,311	BNP Paribas S.A.	04/18/18	(677)
CAD	92,000	USD	73,754	Bank of America N.A.	04/18/18	(2,322)
EUR	87,000	USD	107,880	BNP Paribas S.A.	04/18/18	(725)
EUR	34,000	USD	42,086	Goldman Sachs International	04/18/18	(209)
EUR	52,000	USD	64,219	Goldman Sachs International	04/18/18	(172)
EUR	13,000	USD	16,071	Nomura International PLC	04/18/18	(59)
EUR	25,000	USD	31,127	Standard Chartered Bank	04/18/18	(335)
EUR	165,000	USD	205,689	State Street Bank and Trust Co.	04/18/18	(2,464)
GBP	101,000	USD	142,669	Nomura International PLC	04/18/18	(882)
HKD	725,000	USD	92,573	State Street Bank and Trust Co.	04/18/18	(146)
HKD	3,232,000	USD	414,122	State Street Bank and Trust Co.	04/18/18	(2,090)
ILS	71,000	USD	20,722	Citibank N.A.	04/18/18	(461)
JPY	3,670,000	USD	34,636	BNP Paribas S.A.	04/18/18	(115)
JPY	990,000	USD	9,335	Goldman Sachs International	04/18/18	(23)
JPY	2,201,000	USD	20,853	Royal Bank of Canada	04/18/18	(150)
JPY	15,400,000	USD	145,459	Royal Bank of Canada	04/18/18	(603)
JPY	705,000	USD	6,672	State Street Bank and Trust Co.	04/18/18	(40)
JPY	1,085,000	USD	10,252	State Street Bank and Trust Co.	04/18/18	(46)
JPY	1,717,000	USD	16,221	State Street Bank and Trust Co.	04/18/18	(71)
NOK	128,000	USD	16,484	Goldman Sachs International	04/18/18	(148)

4

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	60,000	USD	7,664	Standard Chartered Bank	04/18/18	$(6)
NZD	21,000	USD	15,257	Nomura International PLC	04/18/18	(80)
SEK	2,231,000	USD	279,042	Bank of America N.A.	04/18/18	(11,584)
SGD	20,000	USD	15,322	Bank of America N.A.	04/18/18	(63)
USD	400,991	EUR	326,000	Bank of America N.A.	04/18/18	(532)
USD	20,822	EUR	17,000	State Street Bank and Trust Co.	04/18/18	(117)
USD	48,711	GBP	35,000	Standard Chartered Bank	04/18/18	(423)
USD	86,642	GBP	62,000	Standard Chartered Bank	04/18/18	(395)
USD	38,038	JPY	4,066,000	BNP Paribas S.A.	04/18/18	(208)
USD	41,771	JPY	4,598,000	BNP Paribas S.A.	04/18/18	(1,479)
USD	68,590	JPY	7,352,000	BNP Paribas S.A.	04/18/18	(565)
USD	20,644	JPY	2,195,000	Bank of America N.A.	04/18/18	(3)
USD	347,143	JPY	38,229,000	State Street Bank and Trust Co.	04/18/18	(12,447)
USD	159,531	NOK	1,252,000	State Street Bank and Trust Co.	04/18/18	(256)
USD	24,538	PHP	1,289,000	Bank of America N.A.	04/18/18	(147)
USD	31,999	PHP	1,680,000	JPMorgan Chase Bank N.A.	04/18/18	(174)
USD	3,784	SGD	5,000	State Street Bank and Trust Co.	04/18/18	(31)
USD	9,842	SGD	13,000	State Street Bank and Trust Co.	04/18/18	(77)
USD	13,626	SGD	18,000	State Street Bank and Trust Co.	04/18/18	(107)
USD	18,963	SGD	25,000	State Street Bank and Trust Co.	04/18/18	(111)
USD	34,968	SGD	46,000	State Street Bank and Trust Co.	04/18/18	(128)
CAD	2,832,113	USD	2,210,199	Nomura International PLC	06/20/18	(8,730)
EUR	190,350	USD	236,388	Morgan Stanley & Co. International PLC	06/20/18	(841)
USD	152,266	JPY	16,173,104	Morgan Stanley & Co. International PLC	06/20/18	(515)

						(55,531)

						$22,964

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including LifePath Dymanic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

5

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2050 Master Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$19,206,201	$—	$—	$19,206,201
Short-Term Securities	6,517,429	—	—	6,517,429
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	176,688	413,535	—	590,223
Hotels, Restaurants & Leisure	189,260	—	—	189,260
Household Durables	162,320	—	—	162,320
Real Estate Investment Trusts (REITs)	8,224,498	3,306,241	—	11,530,739
Real Estate Management & Development	284,508	3,297,951	—	3,582,459

Subtotal	$34,760,904	$7,017,727	$—	$41,778,631

Investments Valued at Net Asset Value (“NAV”)(a)				63,616,621

Total Investments				$105,395,252

Derivative Financial Instruments(b)
Assets:
Equity contracts	$195,761	$—	$—	$195,761
Foreign currency exchange contracts	—	78,495	—	78,495
Liabilities:
Equity contracts	(93,374)	—	—	(93,374)
Foreign currency exchange contracts	—	(55,531)	—	(55,531)

	$102,387	$22,964	$—	$125,351

(a)	As of March 31, 2018, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Out of Level 1 (a)	Transfers Into Level 2 (a)
Assets:
Investments:
Common Stocks :
Equity Real Estate Investment Trusts (REITs)	$(186,540)	$186,540
Real Estate Investment Trusts (REITs)	(1,372,050)	1,372,050
Real Estate Management & Development	(931,402)	931,402

	$(2,489,992)	$2,489,992

(a)	External pricing service used to reflect any significant market movements between the time the LifePath Dynamic Master Portfolio valued such foreign securities and the earlier closing of foreign markets.

6

Schedule of Investments (unaudited) March 31, 2018	LifePath Dynamic 2055 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 90.0%

Equity Funds — 78.3%
Active Stock Master Portfolio	$8,486,541	$8,486,541
BlackRock Advantage Emerging Markets Fund - Class K(a)	141,226	1,609,976
International Tilts Master Portfolio	$3,139,373	3,139,373
iShares Edge MSCI Multifactor Intl ETF(b)	22,346	645,576
iShares Edge MSCI Multifactor USA ETF(b)	35,063	1,104,485
iShares MSCI Canada ETF	1,447	39,879
iShares MSCI EAFE Small-Cap ETF(b)	9,539	621,847

		15,647,677
Fixed Income Fund — 1.0%
CoreAlpha Bond Master Portfolio	$190,432	190,432

Short-Term Securities — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.85%(c)(d)	1,829,788	1,829,788
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%(d)	305,640	305,640

		2,135,428
Total Affiliated Investment Companies — 90.0% (Cost — $14,323,153)		17,973,537

Common Stocks — 15.5%

Equity Real Estate Investment Trusts (REITs) — 0.6%
Great Portland Estates PLC	2,121	19,796
Ichigo Hotel REIT Investment Corp.	27	31,597
National Storage REIT(a)(b)	23,883	28,972
PRS REIT PLC	23,993	33,831

		114,196
Hotels, Restaurants & Leisure — 0.2%
Hilton Worldwide Holdings, Inc.	460	36,230

Household Durables — 0.1%
Glenveagh Properties PLC(a)(e)	22,356	30,534

Real Estate Investment Trusts (REITs) — 11.1%
Alexandria Real Estate Equities, Inc.	583	72,811
AvalonBay Communities, Inc.	584	96,045
Boston Properties, Inc.	777	95,742
Canadian Apartment Properties REIT(b)	1,119	32,267
Capital & Regional PLC	32,255	24,316
CareTrust REIT, Inc.	2,961	39,677
CyrusOne, Inc.	1,127	57,714
DDR Corp.	3,378	24,761
Duke Realty Corp.	1,527	40,435
EPR Properties	1,073	59,444
Equinix, Inc.	115	48,086
Extra Space Storage, Inc.(b)	733	64,035
Federal Realty Investment Trust(b)	342	39,710
Gecina SA	446	77,395
GLP J-REIT	28	30,988
Goodman Group	8,109	52,726
Hammerson PLC	1,868	14,082
HCP, Inc.	1,882	43,719
Healthcare Trust of America, Inc., Class A	1,517	40,125
Highwoods Properties, Inc.	555	24,320
Host Hotels & Resorts, Inc.	4,729	88,149
Ichigo Office REIT Investment Corp.(b)	31	23,616
Intu Properties PLC	5,613	16,354

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Invincible Investment Corp.	110	$50,888
Invitation Homes, Inc.	2,469	56,367
Kenedix Office Investment Corp.	6	36,601
Kenedix Retail REIT Corp.	9	19,664
Land Securities Group PLC	3,868	50,891
Liberty Property Trust	1,206	47,914
Link REIT	6,000	51,430
Macerich Co.	560	31,371
Mid-America Apartment Communities, Inc.	528	48,175
Regency Centers Corp.	817	48,187
Rexford Industrial Realty, Inc.	2,217	63,827
RioCan Real Estate Investment Trust	1,052	19,303
Sabra Health Care REIT, Inc.	2,259	39,871
Scentre Group	19,058	56,238
Simon Property Group, Inc.	846	130,580
Spirit Realty Capital, Inc.(b)	6,177	47,934
Sun Communities, Inc.	697	63,685
UDR, Inc.	1,256	44,739
Unibail-Rodamco SE	296	67,613
Vastned Retail NV	348	16,600
VEREIT, Inc.	8,077	56,216
Vornado Realty Trust	67	4,509
Westfield Corp.	8,918	58,494

		2,217,614
Real Estate Management & Development — 3.5%
Aedas Homes SAU(a)(e)	732	26,801
Aroundtown SA	6,957	53,893
CK Asset Holdings Ltd.	9,500	80,171
Deutsche Wohnen SE, Bearer Shares	1,738	81,095
Entra ASA(e)	2,097	28,627
First Capital Realty, Inc.	1,839	29,048
Mega Manunggal Property Tbk PT(a)	464,700	19,746
Mitsubishi Estate Co. Ltd.	3,500	58,630
Mitsui Fudosan Co. Ltd.	2,900	70,010
Robinsons Land Corp.	53,600	20,611
Sun Hung Kai Properties Ltd.	5,000	79,365
Takara Leben Co. Ltd.(b)	6,200	26,817
Unizo Holdings Co. Ltd.	1,200	29,530
Vonovia SE	938	46,515
Wharf Real Estate Investment Co., Ltd.(a)	5,000	32,682
Yanlord Land Group Ltd.	12,400	16,054

		699,595

Total Common Stocks — 15.5% (Cost — $3,086,195)		3,098,169

Total Investments — 105.5% (Cost — $17,409,348)		21,071,706
Liabilities in Excess of Other Assets — (5.5)%		(1,089,754)

Net Assets — 100.0%		$19,981,952

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

1

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2055 Master Portfolio

(f)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$8,304,880	$181,661	(b)	$—		$8,486,541	$8,486,541	$31,861		$175,418	$3,195
BlackRock Advantage Emerging Markets Fund(e)	132,177	2,548		(134,725)		—	—	—		148,967	(160,586)
BlackRock Advantage Emerging Markets Fund — Class K	—	148,745		(7,519)		141,226	1,609,976	—		3,459	50,191
BlackRock Cash Funds: Institutional, SL Agency Shares	199,849	1,629,939	(b)	—		1,829,788	1,829,788	1,398	(c)	(64)	(45)
BlackRock Cash Funds: Treasury, SL Agency Shares	95,383	210,257	(b)	—		305,640	305,640	—		—	—
BlackRock Commodity Strategies Fund(e)	104,226	—		(104,226	)(d)	—	—	—		65,405	(97,715)
CoreAlpha Bond Master Portfolio	$209,049	$—		$(18,617	)(d)	$190,432	190,432	1,465		(1,873)	(2,707)
International Tilts Master Portfolio	$2,546,884	$592,489	(b)	$—		$3,139,373	3,139,373	16,031		72,393	(23,405)
iShares Edge MSCI Multifactor Intl ETF	30,831	2,015		(10,500)		22,346	645,576	—		48,468	(45,447)
iShares Edge MSCI Multifactor USA ETF	36,550	3,643		(5,130)		35,063	1,104,485	4,226		7,259	(16,168)
iShares MSCI Canada ETF	—	1,447)		—		1,447	39,879	—		—	(4)
iShares MSCI EAFE Small-Cap ETF	11,374	302		(2,137)		9,539	621,847	—		23,347	(14,030)
iShares Russell 2000 ETF(e)	196	—		(196)		—	—	48		1,877	(1,679)

							$17,973,537	$55,029		$544,656	$(308,400)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value sold.
(e)	No longer held by the LifePath Dynamic Master Portfolio.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

REIT — Real Estate Investment Trust

SEK — Swedish Krona

SGD — Singapore Dollar

S&P — S&P Global Ratings

USD — U.S. Dollar

2

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2055 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
CAC 40 Index	5	04/20/18	$317	$(4,926)
NIKKEI 225 (OSE)	2	06/07/18	403	11,851
DAX Index	4	06/15/18	298	(5,484)
Russell 2000 E-Mini Index	2	06/15/18	153	(4,662)
S&P/TSK 60 Index	2	06/14/18	281	(2,774)

				(5,995)

Short Contracts:
S&P 500 E-Mini Index	5	06/15/18	661	25,279

				$19,284

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	23,888	USD	458	State Street Bank and Trust Co.	04/02/18	$—
PHP	5,916	USD	113	State Street Bank and Trust Co.	04/03/18	—
PHP	11,984	USD	229	State Street Bank and Trust Co.	04/03/18	1
CHF	27,000	USD	28,259	Bank of America N.A.	04/18/18	16
EUR	5,000	USD	6,151	Nomura International PLC	04/18/18	8
GBP	2,000	USD	2,777	Nomura International PLC	04/18/18	31
GBP	4,000	USD	5,538	Nomura International PLC	04/18/18	77
GBP	13,000	USD	18,093	Standard Chartered Bank	04/18/18	157
JPY	135,000	USD	1,240	Bank of America N.A.	04/18/18	30
JPY	361,000	USD	3,316	Bank of America N.A.	04/18/18	79
JPY	782,000	USD	7,231	Bank of America N.A.	04/18/18	124
JPY	1,803,000	USD	16,301	Bank of America N.A.	04/18/18	658
JPY	3,478,000	USD	31,555	Bank of America N.A.	04/18/18	1,160
SGD	3,000	USD	2,272	Standard Chartered Bank	04/18/18	17
SGD	84,000	USD	63,619	Standard Chartered Bank	04/18/18	469
SGD	11,000	USD	8,362	State Street Bank and Trust Co.	04/18/18	31
USD	44,616	AUD	56,000	BNP Paribas S.A.	04/18/18	1,606
USD	4,692	AUD	6,000	Standard Chartered Bank	04/18/18	83
USD	802	AUD	1,000	State Street Bank and Trust Co.	04/18/18	34
USD	12,479	AUD	16,000	State Street Bank and Trust Co.	04/18/18	191
USD	2,330	CAD	3,000	Bank of America N.A.	04/18/18	—
USD	16,085	EUR	13,000	BNP Paribas S.A.	04/18/18	73
USD	33,480	EUR	27,000	BNP Paribas S.A.	04/18/18	225
USD	1,238	EUR	1,000	Nomura International PLC	04/18/18	6
USD	2,509	EUR	2,000	Nomura International PLC	04/18/18	46
USD	3,758	EUR	3,000	Nomura International PLC	04/18/18	63
USD	8,632	EUR	7,000	Nomura International PLC	04/18/18	10
USD	10,013	EUR	8,000	Nomura International PLC	04/18/18	160
USD	4,358	HKD	34,000	Citibank N.A.	04/18/18	23
USD	12,555	HKD	98,000	Goldman Sachs International	04/18/18	61
USD	12,769	HKD	100,000	State Street Bank and Trust Co.	04/18/18	20
USD	35,362	HKD	276,000	State Street Bank and Trust Co.	04/18/18	176
USD	2,335	IDR	31,281,000	BNP Paribas S.A.	04/18/18	66
USD	18,215	IDR	243,759,000	JPMorgan Chase Bank N.A.	04/18/18	531
USD	15,550	JPY	1,649,000	Nomura International PLC	04/18/18	39
USD	16,663	JPY	1,764,000	State Street Bank and Trust Co.	04/18/18	71
USD	3,704	NOK	29,000	Standard Chartered Bank	04/18/18	3
USD	8,411	PHP	432,000	JPMorgan Chase Bank N.A.	04/18/18	138
USD	4,459	SEK	36,000	Barclays Bank PLC	04/18/18	144
GBP	15,902	USD	22,169	Nomura International PLC	06/20/18	213
USD	195,290	AUD	248,938	Morgan Stanley & Co. International PLC	06/20/18	4,058

3

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	191,066	CAD	244,773	Morgan Stanley & Co. International PLC	06/20/18	$798
USD	5,771	EUR	4,647	Morgan Stanley & Co. International PLC	06/20/18	20
USD	196,778	EUR	158,463	Morgan Stanley & Co. International PLC	06/20/18	689

						12,405

AUD	4,000	USD	3,094	BNP Paribas S.A.	04/18/18	(22)
AUD	31,000	USD	24,018	BNP Paribas S.A.	04/18/18	(209)
AUD	4,000	USD	3,229	Bank of America N.A.	04/18/18	(157)
AUD	20,000	USD	15,641	Standard Chartered Bank	04/18/18	(281)
CAD	3,000	USD	2,414	BNP Paribas S.A.	04/18/18	(84)
CAD	12,000	USD	9,620	Bank of America N.A.	04/18/18	(303)
CAD	3,000	USD	2,411	Royal Bank of Canada	04/18/18	(82)
CAD	12,000	USD	9,324	Standard Chartered Bank	04/18/18	(7)
EUR	6,000	USD	7,427	Goldman Sachs International	04/18/18	(37)
EUR	10,000	USD	12,350	Goldman Sachs International	04/18/18	(33)
EUR	29,000	USD	36,096	Goldman Sachs International	04/18/18	(377)
EUR	2,000	USD	2,472	Nomura International PLC	04/18/18	(9)
EUR	22,000	USD	27,426	State Street Bank and Trust Co.	04/18/18	(330)
GBP	16,000	USD	22,601	Nomura International PLC	04/18/18	(140)
HKD	195,000	USD	24,931	Royal Bank of Canada	04/18/18	(71)
HKD	498,000	USD	63,810	State Street Bank and Trust Co.	04/18/18	(322)
ILS	11,000	USD	3,210	Citibank N.A.	04/18/18	(71)
JPY	559,000	USD	5,276	BNP Paribas S.A.	04/18/18	(18)
JPY	171,000	USD	1,612	Goldman Sachs International	04/18/18	(4)
JPY	3,343,000	USD	31,580	Standard Chartered Bank	04/18/18	(135)
JPY	79,000	USD	746	State Street Bank and Trust Co.	04/18/18	(3)
JPY	157,000	USD	1,486	State Street Bank and Trust Co.	04/18/18	(9)
JPY	321,000	USD	3,033	State Street Bank and Trust Co.	04/18/18	(13)
NOK	25,000	USD	3,220	Goldman Sachs International	04/18/18	(29)
NOK	6,000	USD	768	State Street Bank and Trust Co.	04/18/18	(2)
NZD	3,000	USD	2,180	Nomura International PLC	04/18/18	(11)
SEK	357,000	USD	44,657	Bank of America N.A.	04/18/18	(1,859)
SEK	48,000	USD	5,868	Goldman Sachs International	04/18/18	(114)
SGD	2,000	USD	1,532	Bank of America N.A.	04/18/18	(6)
USD	9,299	CAD	12,000	Royal Bank of Canada	04/18/18	(18)
USD	61,503	EUR	50,000	Bank of America N.A.	04/18/18	(81)
USD	2,450	EUR	2,000	State Street Bank and Trust Co.	04/18/18	(14)
USD	18,064	GBP	13,000	BNP Paribas S.A.	04/18/18	(186)
USD	1,400	GBP	1,000	Bank of America N.A.	04/18/18	(4)
USD	13,975	GBP	10,000	Standard Chartered Bank	04/18/18	(64)
USD	4,233	JPY	466,000	BNP Paribas S.A.	04/18/18	(150)
USD	6,867	JPY	734,000	BNP Paribas S.A.	04/18/18	(38)
USD	11,895	JPY	1,275,000	BNP Paribas S.A.	04/18/18	(98)
USD	16,346	JPY	1,738,000	Bank of America N.A.	04/18/18	(2)
USD	50,543	JPY	5,566,000	State Street Bank and Trust Co.	04/18/18	(1,812)
USD	25,738	NOK	202,000	State Street Bank and Trust Co.	04/18/18	(43)
USD	6,986	PHP	367,000	Bank of America N.A.	04/18/18	(42)
USD	5,086	PHP	267,000	JPMorgan Chase Bank N.A.	04/18/18	(28)
USD	757	SGD	1,000	State Street Bank and Trust Co.	04/18/18	(6)
USD	1,514	SGD	2,000	State Street Bank and Trust Co.	04/18/18	(12)
USD	1,520	SGD	2,000	State Street Bank and Trust Co.	04/18/18	(6)
USD	2,271	SGD	3,000	State Street Bank and Trust Co.	04/18/18	(18)
USD	2,276	SGD	3,000	State Street Bank and Trust Co.	04/18/18	(13)
CAD	424,962	USD	331,703	Nomura International PLC	06/20/18	(1,369)
USD	16,642	JPY	1,767,905	Morgan Stanley & Co. International PLC	06/20/18	(59)

						(8,801)

						$3,604

4

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2055 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$4,021,763	$—	$—	$4,021,763
Short-Term Securities	2,135,428	—	—	2,135,428
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	33,831	80,365	—	114,196
Hotels, Restaurants & Leisure	36,230	—	—	36,230
Household Durables	30,534	—	—	30,534
Real Estate Investment Trusts (REITs)	1,569,718	647,896	—	2,217,614
Real Estate Management & Development	48,794	650,801	—	699,595

Subtotal	$7,876,298	$1,379,062	$—	$9,255,360

Investments Valued at Net Asset Value (“NAV”)(a)				11,816,346

Total Investments				$21,071,706

Derivative Financial Instruments(b)
Assets:
Equity contracts	$37,130	$—	$—	$37,130
Foreign currency exchange contracts	—	12,405	—	12,405
Liabilities:
Equity contracts	(17,846)	—	—	(17,846)
Foreign currency exchange contracts	—	(8,801)	—	(8,801)

	$19,284	$3,604	$—	$22,888

(a)	As of March 31, 2018, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

5

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2055 Master Portfolio

Transfers between Level 1 and Level 2 were as follows:

	Transfers Out of Level 1 (a)	Transfers Into Level 2 (a)
Assets:
Investments:
Common Stocks :
Equity Real Estate Investment Trusts (REITs)	$(29,282)	$29,282
Real Estate Investment Trusts (REITs)	(212,431)	212,431
Real Estate Management & Development	(149,788)	149,788

	$(391,501)	$391,501

(a)	External pricing service used to reflect any significant market movements between the time the Master Fund valued such foreign securities and the earlier closing of foreign markets.

6

Schedule of Investments (unaudited) March 31, 2018	LifePath Dynamic 2060 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(d) — 84.4%

Equity Funds — 82.7%
Active Stock Master Portfolio	$870,852	$870,852
BlackRock Advantage Emerging Markets Fund - Class K(a)	15,874	180,967
International Tilts Master Portfolio	$356,843	356,843
iShares Edge MSCI Multifactor Intl ETF	2,512	72,572
iShares Edge MSCI Multifactor USA ETF	4,231	133,276
iShares MSCI Canada ETF	1,350	37,206
iShares MSCI EAFE Small-Cap ETF	1,072	69,884
iShares MSCI France ETF	1,075	33,755
iShares MSCI Germany ETF	1,022	32,745
iShares MSCI Japan ETF	759	46,056
iShares Russell 2000 ETF	107	16,246

		1,850,402
Fixed Income Fund — 1.1%
CoreAlpha Bond Master Portfolio	$24,374	24,374

Short-Term Securities — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%(b)	13,513	13,513

Total Affiliated Investment Companies — 84.4% (Cost — $1,746,761)		1,888,289

Common Stocks — 15.5%

Equity Real Estate Investment Trusts (REITs) — 0.9%
Great Portland Estates PLC	242	2,252
Ichigo Hotel REIT Investment Corp.	3	3,511
Invitation Homes, Inc.	280	6,392
National Storage REIT(a)	2,773	3,364
PRS REIT PLC	2,722	3,838

		19,357
Hotels, Restaurants & Leisure — 0.2%
Hilton Worldwide Holdings, Inc.	52	4,095

Household Durables — 0.2%
Glenveagh Properties PLC(a)(c)	2,563	3,501

Real Estate Investment Trusts (REITs) — 10.6%
Alexandria Real Estate Equities, Inc.	66	8,243
AvalonBay Communities, Inc.	66	10,854
Boston Properties, Inc.	88	10,843
Canadian Apartment Properties REIT	128	3,691
Capital & Regional PLC	3,660	2,759
CyrusOne, Inc.	128	6,555
DDR Corp.	387	2,837
Duke Realty Corp.	175	4,634
EPR Properties	122	6,759
Equinix, Inc.	7	2,927
Extra Space Storage, Inc.	83	7,251
Federal Realty Investment Trust	39	4,528
Gecina SA	51	8,850
GLP J-REIT	3	3,320
Goodman Group	920	5,982
Hammerson PLC	211	1,591
HCP, Inc.	216	5,018
Healthcare Trust of America, Inc., Class A	169	4,470
Highwoods Properties, Inc.	63	2,761
Host Hotels & Resorts, Inc.	537	10,010
Ichigo Office REIT Investment Corp.	3	2,285
Intu Properties PLC	637	1,856

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Invincible Investment Corp.	12	$5,551
Kenedix Office Investment Corp.	1	6,100
Kenedix Retail REIT Corp.	1	2,185
Land Securities Group PLC	439	5,776
Liberty Property Trust	137	5,443
Link REIT	500	4,286
Macerich Co.	62	3,473
Mid-America Apartment Communities, Inc.	61	5,566
Regency Centers Corp.	94	5,544
Rexford Industrial Realty, Inc.	249	7,169
RioCan Real Estate Investment Trust	119	2,183
Sabra Health Care REIT, Inc.	256	4,518
Scentre Group	1,978	5,837
Simon Property Group, Inc.	96	14,818
Spirit Realty Capital, Inc.	701	5,440
Sun Communities, Inc.	80	7,310
UDR, Inc.	144	5,129
Unibail-Rodamco SE	34	7,766
Vastned Retail NV	39	1,860
VEREIT, Inc.	916	6,375
Vornado Realty Trust	9	606
Westfield Corp.	1,012	6,638

		237,597

Real Estate Management & Development — 3.6%
Aedas Homes SAU(a)(c)	83	3,039
Aroundtown SA	789	6,112
CareTrust REIT, Inc.	336	4,502
CK Asset Holdings Ltd.	1,000	8,439
Deutsche Wohnen SE, Bearer Shares	199	9,285
Entra ASA(c)	241	3,290
First Capital Realty, Inc.	209	3,301
Mitsubishi Estate Co. Ltd.	300	5,026
Mitsui Fudosan Co. Ltd.	300	7,242
New World Development Co. Ltd.	5,000	7,126
Robinsons Land Corp.	6,100	2,346
Takara Leben Co. Ltd.	700	3,028
Unizo Holdings Co. Ltd.	200	4,922
Vonovia SE	105	5,207
Wharf Real Estate Investment Co. Ltd.(a)	1,000	6,511
Yanlord Land Group Ltd.	1,700	2,201

		81,577

Total Common Stocks — 15.5% (Cost — $346,451)		346,127

Total Investments — 99.9% (Cost — $2,093,212)		2,234,416
Other Assets Less Liabilities — 0.1%		1,781

Net Assets — 100.0%		$2,236,197

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

1

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2060 Master Portfolio

(d)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$884,385	$—	$(13,533	)(b)	$870,852	$870,852	$3,141	$18,215	$50
BlackRock Advantage Emerging Markets Fund(c)	15,340	582	(15,922)		—	—	—	20,519	(22,046)
BlackRock Advantage Emerging Markets Fund — Class K	—	17,404	(1,530)		15,874	180,967	—	648	5,850
BlackRock Cash Funds: Treasury, SL Agency Shares	15,385	—	(1,872	)(b)	13,513	13,513	—	—	—
BlackRock Commodity Strategies Fund(c)	12,525	—	(12,525)		—	—	—	5,345	(9,051)
CoreAlpha Bond Master Portfolio	$25,786	—	$(1,412	)(b)	$24,374	24,374	184	(238)	(353)
International Tilts Master Portfolio	$382,149	—	$(25,306	)(b)	$356,843	356,843	2,327	10,777	(3,878)
iShares Edge MSCI Multifactor Intl ETF	3,801	—	(1,289)		2,512	72,572	—	3,075	(2,822)
iShares Edge MSCI Multifactor USA ETF	4,640	45	(454)		4,231	133,276	510	1,291	(2,494)
iShares MSCI Canada ETF	1,252	259	(161)		1,350	37,206	—	356	(2,830)
iShares MSCI EAFE Small-Cap ETF	—	1,072	—		1,072	69,884	—	—	(24)
iShares MSCI France ETF	—	1,075	—		1,075	33,755	—	—	(2,260)
iShares MSCI Germany ETF	—	1,022	—		1,022	32,745	—	—	(2,721)
iShares MSCI Japan ETF	759	—	—		759	46,056	—	—	569
iShares Russell 2000 ETF	143	—	(36)		107	16,246	52	528	(618)

						$1,888,289	$6,214	$60,516	$(42,628)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	No longer held by the LifePath Dynamic Master Portfolio.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli New Shekel

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

REIT — Real Estate Investment Trust

SEK — Swedish Krona

SGD — Singapore Dollar

USD — U.S. Dollar

2

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2060 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	1,991	USD	38	State Street Bank and Trust Co.	04/02/18	$—
PHP	1,997	USD	38	State Street Bank and Trust Co.	04/03/18	—
CHF	3,000	USD	3,140	Bank of America N.A.	04/18/18	2
EUR	900	USD	1,107	Nomura International PLC	04/18/18	1
GBP	1,000	USD	1,392	JPMorgan Chase Bank N.A.	04/18/18	12
JPY	4,000	USD	37	Bank of America N.A.	04/18/18	1
JPY	9,000	USD	83	Bank of America N.A.	04/18/18	1
JPY	43,000	USD	395	Bank of America N.A.	04/18/18	9
JPY	114,000	USD	1,034	Bank of America N.A.	04/18/18	38
JPY	153,000	USD	1,383	Bank of America N.A.	04/18/18	56
JPY	285,000	USD	2,589	Bank of America N.A.	04/18/18	92
SGD	9,600	USD	7,271	JPMorgan Chase Bank N.A.	04/18/18	53
USD	5,816	AUD	7,300	BNP Paribas S.A.	04/18/18	209
USD	780	AUD	1,000	Standard Chartered Bank	04/18/18	12
USD	782	AUD	1,000	Standard Chartered Bank	04/18/18	14
USD	1,237	EUR	1,000	BNP Paribas S.A.	04/18/18	6
USD	2,480	EUR	2,000	BNP Paribas S.A.	04/18/18	17
USD	1,233	EUR	1,000	Nomura International PLC	04/18/18	1
USD	1,252	EUR	1,000	Nomura International PLC	04/18/18	20
USD	4,997	HKD	39,000	JPMorgan Chase Bank N.A.	04/18/18	25
USD	291	JPY	31,000	BNP Paribas S.A.	04/18/18	—
USD	626	JPY	66,000	BNP Paribas S.A.	04/18/18	5
USD	2,106	JPY	223,000	BNP Paribas S.A.	04/18/18	9
USD	423	JPY	45,000	Bank of America N.A.	04/18/18	—
USD	606	JPY	64,000	JPMorgan Chase Bank N.A.	04/18/18	4
USD	573	JPY	61,000	Morgan Stanley & Co. International PLC	04/18/18	—
USD	698	JPY	74,000	Nomura International PLC	04/18/18	2
USD	383	NOK	3,000	Bank of America N.A.	04/18/18	—
USD	346	PHP	18,000	Citibank N.A.	04/18/18	1
USD	623	PHP	32,000	JPMorgan Chase Bank N.A.	04/18/18	10
USD	372	SEK	3,000	Bank of America N.A.	04/18/18	12
USD	23,056	AUD	29,389	Standard Chartered Bank	06/20/18	479
USD	22,554	CAD	28,897	Morgan Stanley & Co. International PLC	06/20/18	91
USD	23,231	EUR	18,707	State Street Bank and Trust Co.	06/20/18	82
USD	72,130	EUR	58,081	State Street Bank and Trust Co.	06/20/18	258

						1,522

AUD	4,000	USD	3,099	BNP Paribas S.A.	04/18/18	(27)
AUD	1,000	USD	807	Bank of America N.A.	04/18/18	(39)
AUD	2,000	USD	1,564	Standard Chartered Bank	04/18/18	(28)
CAD	1,000	USD	777	Bank of America N.A.	04/18/18	(1)
CAD	1,600	USD	1,283	Nomura International PLC	04/18/18	(40)
EUR	2,000	USD	2,489	Bank of America N.A.	04/18/18	(26)
EUR	2,000	USD	2,493	Nomura International PLC	04/18/18	(30)
EUR	1,000	USD	1,235	Standard Chartered Bank	04/18/18	(3)
GBP	2,000	USD	2,825	Nomura International PLC	04/18/18	(17)
HKD	50,000	USD	6,407	JPMorgan Chase Bank N.A.	04/18/18	(32)
HKD	2,000	USD	256	Morgan Stanley & Co. International PLC	04/18/18	(1)
HKD	3,000	USD	384	Morgan Stanley & Co. International PLC	04/18/18	(2)
HKD	12,000	USD	1,534	Morgan Stanley & Co. International PLC	04/18/18	(4)
ILS	1,000	USD	292	Citibank N.A.	04/18/18	(7)
JPY	39,000	USD	368	Bank of America N.A.	04/18/18	(2)
JPY	78,000	USD	738	Bank of America N.A.	04/18/18	(5)

3

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2060 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	93,000	USD	878	Bank of America N.A.	04/18/18	$(3)
JPY	252,000	USD	2,381	Standard Chartered Bank	04/18/18	(10)
NOK	3,000	USD	386	Goldman Sachs International	04/18/18	(3)
NZD	500	USD	363	Nomura International PLC	04/18/18	(2)
SEK	41,000	USD	5,128	Bank of America N.A.	04/18/18	(213)
SEK	4,000	USD	489	Goldman Sachs International	04/18/18	(10)
USD	775	CAD	1,000	Nomura International PLC	04/18/18	(1)
USD	7,257	EUR	5,900	BNP Paribas S.A.	04/18/18	(9)
USD	1,390	GBP	1,000	BNP Paribas S.A.	04/18/18	(14)
USD	415	GBP	300	Bank of America N.A.	04/18/18	(6)
USD	1,397	GBP	1,000	Standard Chartered Bank	04/18/18	(6)
USD	1,717	JPY	184,000	BNP Paribas S.A.	04/18/18	(14)
USD	6,919	JPY	762,000	JPMorgan Chase Bank N.A.	04/18/18	(248)
USD	2,969	NOK	23,300	JPMorgan Chase Bank N.A.	04/18/18	(5)
USD	952	PHP	50,000	Bank of America N.A.	04/18/18	(6)
USD	323	PHP	17,000	Morgan Stanley & Co. International PLC	04/18/18	(2)
CAD	1,456	USD	1,136	State Street Bank and Trust Co.	06/20/18	(5)
USD	2,795	GBP	2,005	State Street Bank and Trust Co.	06/20/18	(27)
USD	47,750	JPY	5,072,315	State Street Bank and Trust Co.	06/20/18	(166)

						(1,014)

						$508

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including LifePath Dymanic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For

4

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic 2060 Master Portfolio

information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$622,707	$—	$—	$622,707
Short-Term Securities	13,513	—	—	13,513
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	10,230	9,127	—	19,357
Hotels, Restaurants & Leisure	4,095	—	—	4,095
Household Durables	3,501	—	—	3,501
Real Estate Investment Trusts (REITs)	164,955	72,642	—	237,597
Real Estate Management & Development	7,803	73,774	—	81,577

	$826,804	$155,543	$—	$982,347

Investments Valued at Net Asset Value (‘NAV”)(a)				1,252,069

Total Investments				$2,234,416

Derivative Financial Instruments(b)
Assets:
Foreign currency exchange contracts	$—	$1,522	$—	$1,522
Liabilities:
Foreign currency exchange contracts	—	(1,014)	—	(1,014)

	$—	$508	$—	$508

(a)	As of March 31, 2018, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Out of Level 1 (a)	Transfers Into Level 2 (a)
Assets:
Investments:
Common Stocks :
Equity Real Estate Investment Trusts (REITs)	$(30,410)	$30,410
Real Estate Management & Development	(13,787)	13,787

	$(44,197)	$44,197

(a)	External pricing service used to reflect any significant market movements between the time the Master Fund valued such foreign securities and the earlier closing of foreign markets.

5

Schedule of Investments (unaudited) March 31, 2018	LifePath Dynamic Retirement Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(f) — 98.0%

Equity Funds — 39.8%
Active Stock Master Portfolio	$28,568,981	$28,568,981
BlackRock Advantage Emerging Markets Fund — Class K(a)	380,739	4,340,427
BlackRock Tactical Opportunities Fund	256,857	3,816,887
International Tilts Master Portfolio	$8,919,981	8,919,981
iShares Edge MSCI Multifactor Intl ETF	44,206	1,277,111
iShares Edge MSCI Multifactor USA ETF	51,939	1,636,078
iShares MSCI EAFE Small-Cap ETF(b)	26,956	1,757,262

		50,316,727
Fixed Income Funds — 57.4%
CoreAlpha Bond Master Portfolio	$54,500,918	54,500,918
iShares TIPS Bond ETF	97,977	11,076,300
Master Total Return Portfolio	$7,018,453	7,018,453

		72,595,671
Short-Term Securities — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.85%(c)(d)	974,819	974,819
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%(d)	79,576	79,576

		1,054,395
Total Affiliated Investment Companies — 98.0% (Cost — $103,960,816)		123,966,793

Common Stocks — 0.5%

Equity Real Estate Investment Trusts (REITs) — 0.0%
Great Portland Estates PLC	420	3,924
Ichigo Hotel REIT Investment Corp.	5	5,851
National Storage REIT(a)	4,875	5,914
PRS REIT PLC	4,742	6,686

		22,375
Hotels, Restaurants & Leisure — 0.0%
Hilton Worldwide Holdings, Inc.	92	7,246

Household Durables — 0.0%
Glenveagh Properties PLC(a)(e)	4,496	6,141

Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.	116	14,487
AvalonBay Communities, Inc.	116	19,077
Boston Properties, Inc.	154	18,976
Canadian Apartment Properties REIT	230	6,632
Capital & Regional PLC	6,333	4,774
CareTrust REIT, Inc.	599	8,027
CyrusOne, Inc.	225	11,522
DDR Corp.	656	4,809
Duke Realty Corp.	301	7,971
EPR Properties	216	11,966
Equinix, Inc.	23	9,617
Extra Space Storage, Inc.	145	12,667
Federal Realty Investment Trust	68	7,896
Gecina SA	88	15,271
GLP J-REIT	5	5,534
Goodman Group	1,608	10,455
Hammerson PLC	368	2,774
HCP, Inc.	374	8,688
Healthcare Trust of America, Inc., Class A	301	7,961
Highwoods Properties, Inc.	111	4,864

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Host Hotels & Resorts, Inc.	938	$17,484
Ichigo Office REIT Investment Corp.	6	4,571
Intu Properties PLC	1,075	3,132
Invincible Investment Corp.	22	10,178
Invitation Homes, Inc.	490	11,187
Kenedix Office Investment Corp.	1	6,100
Kenedix Retail REIT Corp.	2	4,370
Land Securities Group PLC	775	10,197
Liberty Property Trust	239	9,495
Link REIT	1,500	12,858
Macerich Co.	114	6,386
Mid-America Apartment Communities, Inc.	104	9,489
Regency Centers Corp.	161	9,496
Rexford Industrial Realty, Inc.	439	12,639
RioCan Real Estate Investment Trust	207	3,798
Sabra Health Care REIT, Inc.	446	7,872
Scentre Group	4,030	11,892
Simon Property Group, Inc.	168	25,931
Spirit Realty Capital, Inc.	1,233	9,568
Sun Communities, Inc.	139	12,700
UDR, Inc.	249	8,869
Unibail-Rodamco SE	59	13,477
Vastned Retail NV	70	3,339
VEREIT, Inc.	1,629	11,338
Vornado Realty Trust	22	1,481
Westfield Corp.	1,768	11,597

		443,412
Real Estate Management & Development — 0.1%
Aedas Homes SAU(a)(e)	145	5,309
Aroundtown SA	1,379	10,682
CK Asset Holdings Ltd.	2,000	16,878
Deutsche Wohnen SE, Bearer Shares	347	16,191
Entra ASA(e)	443	6,047
First Capital Realty, Inc.	362	5,718
Mega Manunggal Property Tbk PT(a)	135,300	5,749
Mitsubishi Estate Co. Ltd.	700	11,726
Mitsui Fudosan Co. Ltd.	600	14,485
Robinsons Land Corp.	11,400	4,384
Sun Hung Kai Properties Ltd.	1,000	15,873
Takara Leben Co., Ltd.	1,200	5,190
Unizo Holdings Co., Ltd.	200	4,922
Vonovia SE	186	9,224
Wharf Real Estate Investment Co., Ltd.(a)	1,000	6,536
Yanlord Land Group Ltd.	3,100	4,014

		142,928
Total Common Stocks — 0.5% (Cost — $616,653)		622,102

Total Investments — 98.5% (Cost — $104,577,469)		124,588,895
Other Assets Less Liabilities — 1.5%		1,929,963

Net Assets — 100.0%		$126,518,858

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

1

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic Retirement Master Portfolio

(f)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$31,652,550	$—		$(3,083,569	)(b)	$28,568,981	$28,568,981	$112,891)		$656,671	$(610,097)
BlackRock Advantage Emerging Markets Fund(e)	353,782	—		(353,782)		—	—	—		485,639	(509,446)
BlackRock Advantage Emerging Markets Fund — Class K	—	434,769		(54,030)		380,739	4,340,427	—		39,405	117,751
BlackRock Cash Funds: Institutional, SL Agency Shares	1,071,586	—		(96,767	)(b)	974,819	974,819	388	(c)	(10)	(96)
BlackRock Cash Funds: Treasury, SL Agency Shares	45,724	33,852	(d)	—		79,576	79,576	913		—	—
BlackRock Commodity Strategies Fund(e)	652,773	—		(652,773)		—	—	—		716,309	(904,903)
BlackRock Tactical Opportunities Fund	311,838	—		(54,982)		256,857	3,816,887	—		53,123	84,411
CoreAlpha Bond Master Portfolio	$58,744,999	$—		$(4,244,081	)(b)	$54,500,918	54,500,918	426,324		(549,240)	(1,059,559)
International Tilts Master Portfolio	$7,703,082	$1,216,899	(d)	$—		$8,919,981	8,919,981	43,013		210,852	(262,615)
iShares Edge MSCI Multifactor Intl ETF	65,491	—		(21,285)		44,206	1,277,111	—		12,078	(1,424)
iShares Edge MSCI Multifactor USA ETF	72,047	—		(20,108)		51,939	1,636,078	8,186		109,842	(129,809)
iShares MSCI EAFE Small-Cap ETF	15,767	12,162		(973)		26,956	1,757,262	—		38,115	(27,724)
iShares TIPS Bond ETF	106,675	—		(8,698)		97,977	11,076,300	2,224		98,690	(211,893)
Master Total Return Portfolio	$7,111,170	$—		$(92,717	)(b)	$7,018,453	7,018,453	—		—	(92,717)

							$123,966,793	$593,939		$1,871,477	$(3,608,121)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value purchased.
(e)	No longer held by the LifePath Dynamic Master Portfolio.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

REIT — Real Estate Investment Trust

SEK — Swedish Krona

SGD — Singapore Dollar

S&P — S&P Global Ratings

USD — U.S. Dollar

2

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic Retirement Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
CAC 40 Index	30	04/20/18	$1,903	$(29,371)
NIKKEI 225 (OSE)	13	06/07/18	2,622	77,030
S&P/TSK 60 Index	6	06/14/18	844	(8,319)
DAX Index	5	06/15/18	1,864	(29,433)
Russell 2000 E-Mini Index	67	06/15/18	5,130	(156,187)
2-Year U.S. Treasury Note	13	06/29/18	2,764	1,561

				(144,719)

Short Contracts:
S&P 400 E-Mini Index	5	06/15/18	942	19,632
S&P 500 E-Mini Index	58	06/15/18	7,665	293,237
10-Year U.S. Ultra Long Treasury Bond	41	06/20/18	6,579	(271,868)

				41,001

				$(103,718)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	5,972	USD	115	State Street Bank and Trust Co.	04/02/18	$—
PHP	1,972	USD	38	State Street Bank and Trust Co.	04/03/18	—
PHP	1,997	USD	38	State Street Bank and Trust Co.	04/03/18	—
CHF	7,000	USD	7,326	Bank of America N.A.	04/18/18	4
EUR	400	USD	492	Nomura International PLC	04/18/18	1
GBP	1,000	USD	1,388	Nomura International PLC	04/18/18	15
JPY	16,000	USD	148	Bank of America N.A.	04/18/18	3
JPY	110,000	USD	1,011	Bank of America N.A.	04/18/18	24
JPY	301,000	USD	2,731	Bank of America N.A.	04/18/18	100
JPY	574,000	USD	5,190	Bank of America N.A.	04/18/18	209
SGD	20,000	USD	15,148	JPMorgan Chase Bank N.A.	04/18/18	111
USD	11,154	AUD	14,000	BNP Paribas S.A.	04/18/18	401
USD	795	AUD	1,000	Bank of America N.A.	04/18/18	27
USD	782	AUD	1,000	Standard Chartered Bank	04/18/18	14
USD	804	CAD	1,000	Royal Bank of Canada	04/18/18	27
USD	2,475	EUR	2,000	BNP Paribas S.A.	04/18/18	11
USD	1,253	EUR	1,000	Nomura International PLC	04/18/18	21
USD	1,254	EUR	1,000	Nomura International PLC	04/18/18	23
USD	2,466	EUR	2,000	Nomura International PLC	04/18/18	3
USD	2,503	EUR	2,000	Nomura International PLC	04/18/18	40
USD	2,495	EUR	2,000	Royal Bank of Canada	04/18/18	32
USD	1,154	HKD	9,000	Citibank N.A.	04/18/18	6
USD	4,228	HKD	33,000	Goldman Sachs International	04/18/18	21
USD	9,481	HKD	74,000	State Street Bank and Trust Co.	04/18/18	47
USD	680	IDR	9,108,000	BNP Paribas S.A.	04/18/18	19
USD	5,304	IDR	70,972,000	JPMorgan Chase Bank N.A.	04/18/18	155
USD	1,283	JPY	136,000	Nomura International PLC	04/18/18	3
USD	128	NOK	1,000	Standard Chartered Bank	04/18/18	—
USD	1,967	PHP	101,000	JPMorgan Chase Bank N.A.	04/18/18	32
USD	1,239	SEK	10,000	Barclays Bank PLC	04/18/18	40
GBP	72,009	USD	100,388	Nomura International PLC	06/20/18	964

3

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic Retirement Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	197,920	AUD	252,297	Morgan Stanley & Co. International PLC	06/20/18	$4,108
USD	387,294	CAD	496,151	Morgan Stanley & Co. International PLC	06/20/18	1,624
USD	1,329,531	EUR	1,070,672	Morgan Stanley & Co. International PLC	06/20/18	4,634

						12,719

AUD	1,000	USD	774	BNP Paribas S.A.	04/18/18	(5)
AUD	7,000	USD	5,423	BNP Paribas S.A.	04/18/18	(47)
AUD	2,000	USD	1,615	Bank of America N.A.	04/18/18	(79)
AUD	1,000	USD	780	State Street Bank and Trust Co.	04/18/18	(12)
CAD	4,000	USD	3,206	Nomura International PLC	04/18/18	(101)
EUR	1,000	USD	1,245	Goldman Sachs International	04/18/18	(13)
EUR	2,000	USD	2,476	Goldman Sachs International	04/18/18	(12)
EUR	2,000	USD	2,470	Standard Chartered Bank	04/18/18	(7)
EUR	6,000	USD	7,480	State Street Bank and Trust Co.	04/18/18	(90)
GBP	4,000	USD	5,650	Nomura International PLC	04/18/18	(35)
GBP	1,000	USD	1,406	UBS AG	04/18/18	(2)
HKD	142,000	USD	18,195	State Street Bank and Trust Co.	04/18/18	(92)
ILS	3,000	USD	876	Citibank N.A.	04/18/18	(19)
JPY	137,000	USD	1,293	BNP Paribas S.A.	04/18/18	(4)
JPY	107,000	USD	1,009	Goldman Sachs International	04/18/18	(2)
JPY	79,000	USD	748	State Street Bank and Trust Co.	04/18/18	(5)
JPY	104,000	USD	983	State Street Bank and Trust Co.	04/18/18	(4)
NOK	5,000	USD	644	Goldman Sachs International	04/18/18	(6)
NOK	2,000	USD	256	State Street Bank and Trust Co.	04/18/18	(1)
NZD	1,000	USD	727	Nomura International PLC	04/18/18	(4)
SEK	85,000	USD	10,631	Bank of America N.A.	04/18/18	(441)
USD	14,761	EUR	12,000	Bank of America N.A.	04/18/18	(19)
USD	1,390	GBP	1,000	BNP Paribas S.A.	04/18/18	(14)
USD	2,795	GBP	2,000	Standard Chartered Bank	04/18/18	(13)
USD	1,226	JPY	135,000	BNP Paribas S.A.	04/18/18	(43)
USD	3,433	JPY	368,000	BNP Paribas S.A.	04/18/18	(28)
USD	401	JPY	44,000	State Street Bank and Trust Co.	04/18/18	(12)
USD	9,880	JPY	1,088,000	State Street Bank and Trust Co.	04/18/18	(354)
USD	6,116	NOK	48,000	JPMorgan Chase Bank N.A.	04/18/18	(10)
USD	1,161	PHP	61,000	Bank of America N.A.	04/18/18	(7)
USD	1,219	PHP	64,000	JPMorgan Chase Bank N.A.	04/18/18	(7)
USD	757	SGD	1,000	State Street Bank and Trust Co.	04/18/18	(6)
CAD	1,229,722	USD	959,855	Nomura International PLC	06/20/18	(3,963)
EUR	9,160	USD	11,375	Morgan Stanley & Co. International PLC	06/20/18	(40)
USD	93,905	JPY	9,974,218	Morgan Stanley & Co. International PLC	06/20/18	(317)

						(5,814)

						$6,905

4

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Dynamic Retirement Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including LifePath Dymanic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$12,827,765	$—	$—	$12,827,765
Fixed Income Fund	11,076,300	—	—	11,076,300
Short-Term Securities	1,054,395	—	—	1,054,395
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	6,686	15,689	—	22,375
Hotels, Restaurants & Leisure	7,246	—	—	7,246
Household Durables	6,141	—	—	6,141
Real Estate Investment Trusts (REITs)	312,893	130,519	—	443,412
Real Estate Management & Development	11,467	131,461	—	142,928

Subtotal	$25,302,893	$277,669	$—	$25,580,562

Investments Valued at Net Asset Value (“NAV”)(a)				99,008,333

Total Investments				$124,588,895

Derivative Financial Instruments(b)
Assets:
Equity contracts	$389,899	$—	$—	$389,899
Interest rate contracts	1,561	—	—	1,561
Foreign currency exchange contracts	—	12,719	—	12,719
Liabilities:
Equity contracts	(223,310)	—	—	(223,310)
Interest rate contracts	(271,868)	—	—	(271,868)
Foreign currency exchange contracts	—	(5,814)	—	(5,814)

	$(103,718)	$6,905	$—	$(96,813)

(a)	As of March 31, 2018, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2018, there were no transfers between levels.

5

Schedule of Investments (unaudited) March 31, 2018	LifePath Index 2020 Master Portfolio (Percentages shown are based on Net Assets

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(b) — 100.0%

Equity Funds — 46.4%
iShares Core MSCI Total International Stock ETF	5,893,400	$371,519,936
iShares Developed Real Estate Index Fund	3,835,519	38,546,967
Large Cap Index Master Portfolio	$630,127,730	630,127,730
Master Small Cap Index Series	$98,941,310	98,941,310
Total International ex U.S. Index Master Portfolio	$27,205,770	27,205,770

		1,166,341,713
Fixed Income Funds — 53.6%
iShares TIPS Bond ETF	1,724,367	194,939,689
U.S. Total Bond Index Master Portfolio	1,153,717,874	1,153,717,874

		1,348,657,563

Security	Shares/ Investment Value	Value
Short-Term Securities — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%(a)(b)	$2,788,344	$2,788,344

Total Affiliated Investment Companies — 100.1% (Cost — $2,190,029,796)		2,517,787,620
Liabilities in Excess of Other Assets — (0.1)%		(1,318,589)

Net Assets — 100.0%		$2,516,469,031

(a)	Annualized 7-day yield as of period end.
(b)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	17,809,719	—		(17,809,719	)(b)	—	$—	$5,943	(c)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,836,877	—		(2,048,533	)(b)	2,788,344	2,788,344	19,309		—	—
iShares Core MSCI Total International Stock ETF	5,171,734	779,613		(57,947)		5,893,400	371,519,936	—		(13,491)	(922,320)
iShares Developed Real Estate Index Fund	4,868,497	276,544		(1,309,522)		3,835,519	38,546,967	—		101,646	(2,158,316)
iShares TIPS Bond ETF	1,579,048	155,114		(9,795)		1,724,367	194,939,689	36,360		(82,248)	(1,586,921)
Large Cap Index Master Portfolio	$613,784,581	$16,343,149	(d)	$—		$630,127,730	630,127,730	2,936,217		(536,414)	(7,404,504)
Master Small Cap Index Series	$92,810,675	$6,130,635	(d)	$—		$98,941,310	98,941,310	345,517		226,260	(69,558)
Total International ex U.S. Index Master Portfolio	$52,609,060	$—		$(25,403,290	)(b)	$27,205,770	27,205,770	173,083		257,470	(9,234,413)
U.S. Total Bond Index Master Portfolio	$1,091,623,827	$62,094,047	(d)	$—		$1,153,717,874	1,153,717,874	7,033,267		(4,657,763)	(16,934,019)

							$2,517,787,620	$10,549,696		$(4,704,540)	$(38,310,051)

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value purchased.

Portfolio Abbreviations

ETF — Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

1

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Index 2020 Master Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$410,066,903	$—	$—	$410,066,903
Fixed Income Funds	194,939,689	—	—	194,939,689
Short-Term Securities	2,788,344	—	—	2,788,344

Subtotal	$607,794,936	$—	$—	$607,794,936

Investments Valued at Net Asset Value (“NAV”)(a)				1,909,992,684

Total Investments				$2,517,787,620

(a)	As of March 31, 2018, certain of the LifePath Index Master Portfolio’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) March 31, 2018	LifePath Index 2025 Master Portfolio (Percentages Shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(b) — 100.0%

Equity Funds — 59.0%
iShares Core MSCI Total International Stock ETF	8,392,236	$529,046,557
iShares Developed Real Estate Index Fund	13,439,887	135,070,868
Large Cap Index Master Portfolio	$855,576,405	855,576,405
Master Small Cap Index Series	$85,072,777	85,072,777
Total International ex U.S. Index Master Portfolio	$6,815,354	6,815,354

		1,611,581,961
Fixed Income Funds — 40.8%
iShares TIPS Bond ETF	1,393,684	157,555,976
U.S. Total Bond Index Master Portfolio	958,173,429	958,173,429

		1,115,729,405

Security	Shares/ Investment Value	Value
Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%(a)(b)	$6,801,534	$6,801,534

Total Affiliated Investment Companies — 100.0% (Cost — $2,428,867,402)		2,734,112,900
Liabilities in Excess of Other Assets — (0.0)%		(498,055)

Net Assets — 100.0%		$2,733,614,845

(a)	Annualized 7-day yield as of period end.
(b)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	8,887,811	—		(8,887,811	)(b)	—	$—	$7,326	(c)	$27	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,426,469	1,375,065	(d)	—		6,801,534	6,801,534	26,422		—	—
iShares Core MSCI Total International Stock ETF	7,194,944	1,206,292		(9,000)		8,392,236	529,046,557	—		(16,900)	(1,584,606)
iShares Developed Real Estate Index Fund	13,003,042	1,309,954		(873,109)		13,439,887	135,070,868	—		(427,821)	(5,490,927)
iShares TIPS Bond ETF	1,200,536	208,198		(15,050)		1,393,684	157,555,976	29,175		(68,691)	(1,204,089)
Large Cap Index Master Portfolio	$794,427,919	$61,148,486	(d)	$—		$855,576,405	855,576,405	3,927,035		(731,505)	(7,326,729)
Master Small Cap Index Series	$76,443,648	$8,629,129	(d)	$—		$85,072,777	85,072,777	293,982		190,504	(131,093)
Total International ex U.S. Index Master Portfolio	$33,266,058	$—		$(26,450,704	)(b)	$6,815,354	6,815,354	54,454		91,068	(8,791,063)
U.S. Total Bond Index Master Portfolio	$866,640,859	$91,532,570	(d)	$—		$958,173,429	958,173,429	5,771,543		(3,833,570)	(13,522,892)

							$2,734,112,900	$10,109,937		$(4,796,888)	$(38,051,399)

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value purchased.

Portfolio Abbreviations

ETF — Exchange-Traded Fund

1

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Index 2025 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$664,117,425	$—	$—	$664,117,425
Fixed Income Funds	157,555,976	—	—	157,555,976
Short-Term Securities	6,801,534	—	—	6,801,534

Subtotal	$828,474,935	$—	$—	$828,474,935

Investments Valued at Net Asset Value (“NAV”)(a)				1,905,637,965

Total Investments				$2,734,112,900

(a)	As of March 31, 2018, certain of the LifePath Index Master Portfolio’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) March 31, 2018	LifePath Index 2030 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(d) — 100.2%

Equity Funds — 69.7%
iShares Core MSCI Total International Stock ETF(a)	11,153,071	$703,089,596
iShares Developed Real Estate Index Fund(a)	26,470,055	266,024,050
Large Cap Index Master Portfolio	$1,231,024,641	1,231,024,641
Master Small Cap Index Series	$80,470,617	80,470,617
Total International ex U.S. Index Master Portfolio	$60,775,667	60,775,667

		2,341,384,571
Fixed Income Funds — 30.1%
iShares TIPS Bond ETF	1,221,494	138,089,897
U.S. Total Bond Index Master Portfolio	871,984,336	871,984,336

		1,010,074,233

Security	Shares/ Investment Value	Value
Short-Term Securities — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.85%(b)(c)(d)	6,665,467	$6,665,467
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%(c)(d)	7,031,369	7,031,369

		13,696,836

Total Affiliated Investment Companies — 100.2% (Cost — $2,892,598,671)		3,365,155,640
Liabilities in Excess of Other Assets — (0.2)%		(6,428,588)

Net Assets — 100.0%		$3,358,727,052

(a)	Security, or a portion of the security, is on loan.
(b)	All or a portion of security was purchased with the cash collateral from loaned securities.
(c)	Annualized 7-day yield as of period end.
(d)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,322,517	—		(14,657,050	)(b)	6,665,467	$6,665,467	$26,739	(c)	$(1,823)	$(667)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,292,023	739,346	(d)	—		7,031,369	7,031,369	33,211		—	—
iShares Core MSCI Total International Stock ETF	9,548,734	1,669,603		(65,266)		11,153,071	703,089,596	—		29,233	(2,401,084)
iShares Developed Real Estate Index Fund	24,689,097	3,002,560		(1,221,602)		26,470,055	266,024,050	—		(409,564)	(10,659,407)
iShares TIPS Bond ETF	1,077,873	143,621		—		1,221,494	138,089,897	25,366		—	(1,123,395)
Large Cap Index Master Portfolio	$1,167,462,886	$63,561,755	(d)	$—		$1,231,024,641	1,231,024,641	5,698,558		(1,063,852)	(10,341,541)
Master Small Cap Index Series	$73,349,677	$7,120,940	(d)	$—		$80,470,617	80,470,617	278,625		180,565	(115,625)
Total International ex U.S. Index Master Portfolio	$106,221,511	$—		$(45,445,844	)(b)	$60,775,667	60,775,667	384,539		599,334	(10,997,945)
U.S. Total Bond Index Master Portfolio	$802,525,226	$69,459,110	(d)	$—		$871,984,336	871,984,336	5,266,469		(3,500,799)	(12,378,195)

							$3,365,155,640	$11,713,507		$(4,166,906)	$(48,017,859)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value purchased.

Portfolio Abbreviations

ETF — Exchange-Traded Fund

1

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Index 2030 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$969,113,646	$—	$—	$969,113,646
Fixed Income Funds	138,089,897	—	—	138,089,897
Short-Term Securities	13,696,836	—	—	13,696,836

Subtotal	$1,120,900,379	$—	$—	$1,120,900,379

Investments Valued at Net Asset Value (“NAV”)(a)				2,244,255,261

Total Investments				$3,365,155,640

(a)	As of March 31, 2018, certain of the LifePath Index Master Portfolio’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) March 31, 2018	LifePath Index 2035 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(b) — 100.0%

Equity Funds — 79.9%
iShares Core MSCI Total International Stock ETF(a)	9,099,267	$573,617,792
iShares Developed Real Estate Index Fund	25,221,378	253,474,851
Large Cap Index Master Portfolio	$986,365,133	986,365,133
Master Small Cap Index Series	$40,445,382	40,445,382
Total International ex U.S. Index Master Portfolio	$34,170,613	34,170,613

		1,888,073,771
Fixed Income Funds — 19.8%
iShares TIPS Bond ETF	538,188	60,842,153

Security	Shares/ Investment Value	Value
Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$407,801,105	$407,801,105

		468,643,258
Short-Term Securities — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.61%(a)(b)	7,286,959	7,286,959

Total Affiliated Investment Companies — 100.0% (Cost — $2,054,458,929)		2,364,003,988
Liabilities in Excess of Other Assets — (0.0)%		(804,705)

Net Assets — 100.0%		$2,363,199,283

(a)	Annualized 7-day yield as of period end.
(b)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	9,458,854	—		(9,458,854	)(d)	—	$—	$16,488	(b)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,258,142	3,028,817	(c)	—		7,286,959	7,286,959	26,594		—	—
iShares Core MSCI Total International Stock ETF	7,678,597	1,485,791		(65,121)		9,099,267	573,617,792	—		(83,035)	(1,803,594)
iShares Developed Real Estate Index Fund	22,135,653	4,045,978		(960,253)		25,221,378	253,474,851	—		(341,373)	(9,932,404)
iShares TIPS Bond ETF	452,548	85,640		—		538,188	60,842,153	11,041		—	(473,503)
Large Cap Index Master Portfolio	$899,224,240	$87,140,893	(c)	$—		$986,365,133	986,365,133	4,526,466		(856,497)	(8,532,745)
Master Small Cap Index Series	$34,890,373	$5,555,009	(c)	$—		$40,445,382	40,445,382	138,783		88,899	(91,452)
Total International ex U.S. Index Master Portfolio	$56,625,478	$—		$(22,454,865	)(d)	$34,170,613	34,170,613	214,587		314,544	(4,322,593)
U.S. Total Bond Index Master Portfolio	$358,367,941	$49,433,164	(c)	$—		$407,801,105	407,801,105	2,420,450		(1,605,483)	(5,635,030)

							$2,364,003,988	$7,354,409		$(2,482,945)	$(30,791,321)

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	Represents net shares/investment value purchased.
(d)	Represents net shares/investment value sold.

Portfolio Abbreviations

ETF — Exchange-Traded Fund

1

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Index 2035 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$827,092,643	$—	$—	$827,092,643
Fixed Income Funds	60,842,153	—	—	60,842,153
Short-Term Securities	7,286,959	—	—	7,286,959

Subtotal	$895,221,755	$—	$—	$895,221,755

Investments Valued at Net Asset Value (“NAV”)(a)				1,468,782,233

Total Investments				$2,364,003,988

(a)	As of March 31, 2018, certain of the LifePath Index Master Portfolio’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) March 31, 2018	LifePath Index 2040 Master Portfolio (Percentages shown are based on Net Assets)

	Shares/ Investment Value	Value
Affiliated Investment Companies(b) — 100.0%

Equity Funds — 89.2%
iShares Core MSCI Total International Stock ETF	10,472,543	$660,189,111
iShares Developed Real Estate Index Fund	33,399,934	335,669,332
Large Cap Index Master Portfolio	$1,183,007,871	1,183,007,871
Master Small Cap Index Series	$28,385,745	28,385,745
Total International ex U.S. Index Master Portfolio	$68,838,914	68,838,914

		2,276,090,973
Fixed Income Funds — 10.5%
iShares TIPS Bond ETF	279,916	31,644,504

	Shares/ Investment Value	Value
Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$237,771,850	$237,771,850

		269,416,354
Short-Term Securities — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.61%(a)(b)	6,766,960	6,766,960

Total Affiliated Investment Companies — 100.0% (Cost — $2,159,783,396)		2,552,274,287
Other Assets Less Liabilities — 0.0%		647,782

Net Assets — 100.0%		$2,552,922,069

(a)	Annualized 7-day yield as of period end.
(b)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	—	—		—		—	$—	$7,719	(b)	$1,890	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,263,315	3,503,645	(c)	—		6,766,960	$6,766,960	$26,687		$—	$—
iShares Core MSCI Total International Stock ETF	8,943,883	1,580,860		(52,200)		10,472,543	$660,189,111	$—		$(94,660)	$(1,877,326)
iShares Developed Real Estate Index Fund	29,888,371	4,367,856		(856,293)		33,399,934	$335,669,332	$—		$(423,072)	$(13,434,865)
iShares TIPS Bond ETF	232,536	48,680		(1,300)		279,916	$31,644,504	$5,788		$(6,044)	$(237,382)
Large Cap Index Master Portfolio	$1,099,850,108	$83,157,763	(c)	—		$1,183,007,871	$1,183,007,871	$5,483,289		$(1,036,773)	$(9,711,271)
Master Small Cap Index Series	$25,021,674	$3,364,071	(c)	—		$28,385,745	$28,385,745	$97,614		$62,747	$(50,738)
Total International ex U.S. Index Master Portfolio	$95,008,702	$—		$(26,169,788	)(d)	$68,838,914	$68,838,914	$413,955		$596,681	$(5,324,705)
U.S. Total Bond Index Master Portfolio	$208,666,484	$29,105,366	(c)	—		$237,771,850	$237,771,850	$1,405,602		$(930,726)	$(3,299,777)

							$2,552,274,287	$7,440,654		$(1,829,957)	$(33,936,064)

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	Represents net shares/investment value purchased.
(d)	Represents net shares/investment value sold.

Portfolio Abbreviations

ETF — Exchange-Traded Fund

1

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Index 2040 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$995,858,443	$—	$—	$995,858,443
Fixed Income Funds	31,644,504	—	—	31,644,504
Short-Term Securities	6,766,960	—	—	6,766,960

Subtotal	$1,034,269,907	$—	$—	$1,034,269,907

Investments Valued at Net Asset Value (“NAV”)(a)				1,518,004,380

Total Investments				$2,552,274,287

(a)	As of March 31, 2018, certain of the LifePath Index Master Portfolio’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) March 31, 2018	LifePath Index 2045 Master Portfolio (Percentages shown are based on Net Assets)

	Shares/ Investment Value	Value
Affiliated Investment Companies(b) — 100.0%

Equity Funds — 96.0%
iShares Core MSCI Total International Stock ETF	7,534,408	$474,969,080
iShares Developed Real Estate Index Fund	24,535,672	246,583,503
Large Cap Index Master Portfolio	$783,856,671	783,856,671
Master Small Cap Index Series	$14,987,584	14,987,584
Total International ex U.S. Index Master Portfolio	$19,084,819	19,084,819

		1,539,481,657
Fixed Income Funds — 3.6%
iShares TIPS Bond ETF	47,191	5,334,942

	Shares/ Investment Value	Value
Fixed Income Funds (continued)
U.S. Total Bond Index Master Portfolio	$52,690,578	$52,690,578

		58,025,520
Short-Term Securities — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.61%(a)(b)	5,284,635	5,284,635

Total Affiliated Investment Companies — 100.0% (Cost — $1,395,706,406)		1,602,791,812
Other Assets Less Liabilities — 0.0%		628,268

Net Assets — 100.0%		$1,603,420,080

(a)	Annualized 7-day yield as of period end.
(b)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	—	—		—		—	$—	$2,592	(b)	$(1,828)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,070,623	2,214,012	(c)	—		5,284,635	$5,284,635	$20,129		$—	$—
iShares Core MSCI Total International Stock ETF	6,150,815	1,397,093		(13,500)		7,534,408	$474,969,080	$—		$(28,546)	$(1,841,818)
iShares Developed Real Estate Index Fund	20,380,503	4,846,426		(691,257)		24,535,672	$246,583,503	$—		$(353,191)	$(9,521,889)
iShares TIPS Bond ETF	38,544	8,847		(200)		47,191	$5,334,942	$941		$(979)	$(40,299)
Large Cap Index Master Portfolio	$685,994,936	$97,861,735	(c)	—		$783,856,671	$783,856,671	$3,587,392		$(685,809)	$(6,982,627)
Master Small Cap Index Series	$12,593,614	$2,393,970	(c)	—		$14,987,584	$14,987,584	$51,346		$32,879	$(34,725)
Total International ex U.S. Index Master Portfolio	$35,555,894	$—		$(16,471,075	)(d)	$19,084,819	$19,084,819	$117,346		$180,560	$(2,983,936)
U.S. Total Bond Index Master Portfolio	$43,903,793	$8,786,785	(c)	—		$52,690,578	$52,690,578	$308,140		$(204,370)	$(716,943)

							$1,602,791,812	$4,087,886		$(1,061,284)	$(22,122,237)

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	Represents net shares/investment value purchased.
(d)	Represents net shares/investment value sold.

Portfolio Abbreviations

ETF — Exchange-Traded Fund

1

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Index 2045 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$721,552,583	$—	$—	$721,552,583
Fixed Income Funds	5,334,942	—	—	5,334,942
Short-Term Securities	5,284,635	—	—	5,284,635

Subtotal	$732,172,160	$—	$—	$732,172,160

Investments Valued at Net Asset Value (“NAV”)(a)				870,619,652

Total Investments				$1,602,791,812

(a)	As of March 31, 2018, certain of the LifePath Index Master Portfolio’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) March 31, 2018	LifePath Index 2050 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(b) — 99.9%

Equity Funds — 98.6%
iShares Core MSCI Total International Stock ETF(a)	6,756,122	$425,905,931
iShares Developed Real Estate Index Fund	22,983,367	230,982,838
Large Cap Index Master Portfolio	$704,375,294	704,375,294
Master Small Cap Index Series	$13,143,303	13,143,303
Total International ex U.S. Index Master Portfolio	$24,838,771	24,838,771

		1,399,246,137
Fixed Income Funds — 1.0%
U.S. Total Bond Index Master Portfolio	$14,678,341	14,678,341

Security	Shares/ Investment Value	Value
Short-Term Securities — 0.3%
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.61%(a)	3,830,379	$3,830,379

Total Affiliated Investment Companies — 99.9% (Cost — $1,222,158,644)		1,417,754,857
Other Assets Less Liabilities — 0.1%		932,341

Net Assets — 100.0%		$1,418,687,198

(a)	Annualized 7-day yield as of period end.
(b)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares*	—	—		—		—	$—	$1,170	(b)	$6,518	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,646,867	183,512	(c)	—		3,830,379	$3,830,379	$17,145		$—	$—
iShares Core MSCI Total International Stock ETF	5,658,007	1,124,015		(25,900)		6,756,122	$425,905,931	$—		$(51,745)	$(1,512,100)
iShares Developed Real Estate Index Fund	19,376,674	4,103,276		(496,583)		22,983,367	$230,982,838	$—		$(253,826)	$(8,901,095)
Large Cap Index Master Portfolio	$627,455,291	$76,920,003	(c)	—		$704,375,294	$704,375,294	$3,212,653		$(615,851)	$(6,302,161)
Master Small Cap Index Series	$11,630,135	$1,513,168	(c)	—		$13,143,303	$13,143,303	$45,072		$29,004	$(18,739)
Total International ex U.S. Index Master Portfolio	$38,294,330	—		$(13,455,558	)(d)	$24,838,771	$24,838,771	$153,627		$220,603	$(2,665,840)
U.S. Total Bond Index Master Portfolio	$12,613,866	$2,064,475	(c)	—		$14,678,341	$14,678,341	$87,792		$(58,178)	$(202,079)

							$1,417,754,857	$3,517,459		$(723,475)	$(19,602,014)

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	Represents net shares/investment value purchased.
(d)	Represents net shares/investment value sold.

Portfolio Abbreviations

ETF — Exchange-Traded Fund

1

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Index 2050 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$656,888,769	$—	$—	$656,888,769
Short-Term Securities	3,830,379	—	—	3,830,379

Subtotal	$660,719,148	$—	$—	$660,719,148

Investments Valued at Net Asset Value (“NAV”)(a)				757,035,709

Total Investments				$1,417,754,857

(a)	As of March 31, 2018, certain of the LifePath Index Master Portfolio’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) March 31, 2018	LifePath Index 2055 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(d) — 101.7%

Equity Funds — 98.7%
iShares Core MSCI Total International Stock ETF(a)	3,383,203	$213,277,117
iShares Developed Real Estate Index Fund	10,860,149	109,144,493
Large Cap Index Master Portfolio	$333,680,591	333,680,591
Master Small Cap Index Series	$6,217,922	6,217,922

		662,320,123
Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$6,946,598	6,946,598

Security	Shares/ Investment Value	Value
Short-Term Securities — 2.0%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 1.85%(b)(c)	11,430,000	$11,430,000
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.61%(c)	1,718,249	1,718,249

		13,148,249

Total Affiliated Investment Companies — 101.7% (Cost — $604,112,675)		682,414,970
Liabilities in Excess of Other Assets — (1.7)%		(11,291,954)

Net Assets — 100.0%		$671,123,016

(a)	Security, or a portion of the security, is on loan.
(b)	All or a portion of security was purchased with the cash collateral from loaned securities.
(c)	Annualized 7-day yield as of period end.
(d)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	11,430,000	(b)	—		11,430,000	$11,430,000	$3,154	(c)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,426,431	—		(708,182	)(d)	1,718,249	1,718,249	8,432		—	—
iShares Core MSCI Total International Stock ETF	2,892,116	530,587		(39,500)		3,383,203	213,277,117	—		(36,877)	(566,368)
iShares Developed Real Estate Index Fund	8,947,476	2,163,419		(250,746)		10,860,149	109,144,493	—		(133,802)	(4,112,096)
Large Cap Index Master Portfolio	$289,790,556	$43,890,035	(b)	$—		$333,680,591	333,680,591	1,498,736		(290,966)	(3,187,152)
Master Small Cap Index Series	$5,213,569	$1,004,353	(b)	$—		$6,217,922	6,217,922	21,012		13,285	(16,220)
U.S. Total Bond Index Master Portfolio	$5,795,769	$1,150,829	(b)	$—		$6,946,598	6,946,598	40,836		(27,091)	(92,467)

							$682,414,970	$1,572,170		$(475,451)	$(7,974,303)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value sold.

Portfolio Abbreviations

ETF — Exchange-Traded Fund

1

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Index 2055 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$322,421,610	$—	$—	$322,421,610
Short-Term Securities	13,148,249	—	—	13,148,249

Subtotal	$335,569,859	$—	$—	$335,569,859

Investments Valued at Net Asset Value (“NAV”)(a)				346,845,111

Total Investments				$682,414,970

(a)	As of March 31, 2018, certain investments of the LifePath Index Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) March 31, 2018	LifePath Index 2060 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(b) — 99.8%

Equity Funds — 98.6%
iShares Core MSCI Total International Stock ETF	475,280	$29,961,651
iShares Developed Real Estate Index Fund	1,519,492	15,270,892
Large Cap Index Master Portfolio	$46,970,493	46,970,493
Master Small Cap Index Series	$871,828	871,828

		93,074,864
Fixed Income Funds — 1.0%
U.S. Total Bond Index Master Portfolio	$976,517	976,517

Security	Shares/ Investment Value	Value

Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.61%(a)(b)	177,270	$177,270

Total Affiliated Investment Companies — 99.8% (Cost — $88,851,203)		94,228,651
Other Assets Less Liabilities — 0.2%		151,878

Net Assets — 100.0%		$94,380,529

(a)	Annualized 7-day yield as of period end.
(b)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	526,628	—		(349,358	)(b)	177,270	$177,270	$1,609	$—	$—
iShares Core MSCI Total International Stock ETF	371,304	135,176		(31,200)		475,280	$29,961,651	$—	$1,928	$(84,380)
iShares Developed Real Estate Index Fund	1,149,063	436,927		(66,498)		1,519,492	$15,270,892	$—	$(35,503)	$(463,645)
Large Cap Index Master Portfolio	$37,436,159	$9,534,334	(c)	—		$46,970,493	$46,970,493	$198,849	$(38,533)	$(475,336)
Master Small Cap Index Series	$685,988	$185,840	(c)	—		$871,828	$871,828	$2,835	$1,732	$(1,264)
U.S. Total Bond Index Master Portfolio	$747,302	$229,215	(c)	—		$976,517	$976,517	$5,389	$(3,562)	$(10,949)

							$94,228,651	$208,682	$(73,938)	$(1,035,574)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.

Portfolio Abbreviations

ETF — Exchange-Traded Fund

1

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Index 2060 Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$45,232,543	$—	$—	$45,232,543
Short-Term Securities	177,270	—	—	177,270

Subtotal	$45,409,813	$—	$—	$45,409,813

Investments Valued at Net Asset Value (“NAV”)(a)				48,818,838

Total Investments				$94,228,651

(a)	As of March 31, 2018, certain of the LifePath Index Master Portfolio’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) March 31, 2018	LifePath Index Retirement Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(d) — 100.0%

Equity Funds — 40.0%
iShares Core MSCI Total International Stock ETF(a)	2,736,292	$172,495,848
iShares Developed Real Estate Index Fund	625,833	6,289,622
Large Cap Index Master Portfolio	$280,353,027	280,353,027
Master Small Cap Index Series	$53,913,899	53,913,899

		513,052,396
Fixed Income Funds — 59.8%
iShares TIPS Bond ETF	1,002,228	113,301,875

Security	Shares/ Investment Value	Value
Fixed Income Funds (continued):
U.S. Total Bond Index Master Portfolio	$652,372,213	$652,372,213

		765,674,088
Short-Term Securities — 0.2%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 1.85%(b)(c)(d)	63	63
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.61%(c)(d)	2,877,574	2,877,574

		2,877,637

Total Affiliated Investment Companies — 100.0% (Cost — $1,138,773,893)		1,281,604,121
Liabilities in Excess of Other Assets — (0.0)%		(302,330)

Net Assets — 100.0%		$1,281,301,791

(a)	Security, or a portion of the security, is on loan.
(b)	All or a portion of security was purchased with the cash collateral from loaned securities.
(c)	Annualized 7-day yield as of period end.
(d)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the LifePath Index Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Index Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	65	—		(2	)(b)	63	$63	$316	(c)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,005,607	—		(128,033	)(b)	2,877,574	2,877,574	8,777		—	—
iShares Core MSCI Total International Stock ETF	2,542,848	323,351		(129,907)		2,736,292	172,495,848	—		(15,411)	(197,023)
iShares Developed Real Estate Index Fund	591,318	52,579		(18,064)		625,833	6,289,622	—		(10,590)	(261,075)
iShares TIPS Bond ETF	944,633	100,567		(42,972)		1,002,228	113,301,875	21,514		(224,316)	(789,396)
Large Cap Index Master Portfolio	$270,057,163	$10,295,864	(d)	$—		$280,353,027	280,353,027	1,291,966		(234,495)	(2,708,088)
Master Small Cap Index Series	$53,283,612	$630,287	(d)	$—		$53,913,899	53,913,899	197,945		130,738	(3,345)
Total International ex U.S. Index Master Portfolio*	$5,776,267	$—		$(5,776,267	)(b)	$—	—	669		2,099	(2,278,882)
U.S. Total Bond Index Master Portfolio	$630,335,530	$22,036,683	(d)	$—		$652,372,213	652,372,213	4,069,354		(2,685,746)	(9,534,307)
							$1,281,604,121	$5,590,541		$3,037,721)	$(15,575,093)

*	No longer held by the LifePath Index Master Portfolio as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value purchased.

Portfolio Abbreviations

ETF — Exchange-Traded Fund

1

Schedule of Investments (unaudited) (continued) March 31, 2018	LifePath Index Retirement Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Index Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Index Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Index Master Portfolio’s policy regarding valuation of investments refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Index Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Equity Funds	$178,785,470	$—	$—	$178,785,470
Fixed Income Funds	113,301,875	—	—	113,301,875
Short-Term Securities	2,877,637	—	—	2,877,637

Subtotal	$294,964,982	$—	$—	$294,964,982

Investments Valued at Net Asset Value (“NAV”)(a)				986,639,139

Total Investments				$1,281,604,121

(a)	As of March 31, 2018, certain of the LifePath Index Master Portfolio’s Investments were fair valued using NAV per share and have been excluded from the fair value hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) March 31, 2018	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit — 34.2%

Domestic — 2.4%
Wells Fargo Bank NA:
(1 mo. LIBOR US + 0.28%), 2.02%, 05/14/18(a)	$250,000	$250,069,772
1.60%, 07/27/18	200,000	199,506,972
(1 mo. LIBOR US + 0.22%), 2.10%, 08/09/18(a)	375,000	374,837,925
(1 mo. LIBOR US + 0.22%), 1.97%, 10/15/18(a)	178,300	178,109,182
(1 mo. LIBOR US + 0.25%), 2.06%, 11/18/18(a)	297,700	297,428,769

		1,299,952,620
Euro — 2.5%
ABN Amro Bank NV, 1.65%, 06/08/18	403,000	401,314,219
Cooperatieve Rabobank UA, London, 2.09%, 09/25/18(b)	200,000	200,045,024
Credit Industriel et Commercial, London:
1.56%, 04/13/18	250,000	249,972,435
1.60%, 05/18/18	260,000	259,865,902
Sumitomo Trust & Banking Co. Ltd., Lodon, 1.80%, 04/12/18	200,000	199,991,660

		1,311,189,240
Yankee(c) — 29.3%
Bank of Montreal, Chicago:
2.10%, 06/01/18	200,000	200,050,874
2.20%, 06/18/18	267,100	267,161,046
(1 mo. LIBOR US + 0.20%), 2.01%, 07/17/18(a)	250,000	249,961,128
1.60%, 07/24/18	80,000	79,827,992
(1 mo. LIBOR US + 0.24%), 2.05%, 08/17/18(a)	249,000	248,875,617
(1 mo. LIBOR US + 0.24%), 2.05%, 10/17/18(a)	141,500	141,358,835
(1 mo. LIBOR US + 0.24%), 2.11%, 10/25/18(a)	178,150	178,007,207
Bank of Nova Scotia, Houston(a):
(1 mo. LIBOR US + 0.24%), 2.05%, 10/17/18	242,000	241,677,753
(1 mo. LIBOR US + 0.25%), 1.94%, 11/05/18	195,000	194,739,669
(1 mo. LIBOR US + 0.25%), 1.94%, 11/06/18	198,000	197,738,446
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 1.55%, 04/13/18	249,000	248,974,107
Barclays Bank PLC, 1.80%, 04/06/18	400,000	400,015,568
BNP Paribas SA, New York(a):
(1 mo. LIBOR US + 0.21%), 1.87%, 06/01/18	175,000	175,044,268
(1 mo. LIBOR US + 0.20%), 1.99%, 07/16/18	150,000	149,977,317
(3 mo. LIBOR US + 0.25%), 2.30%, 12/28/18	381,850	381,821,476
Canadian Imperial Bank of Commerce, New York(a):
(1 mo. LIBOR US + 0.21%), 2.00%, 07/16/18	251,500	251,473,615
(1 mo. LIBOR US + 0.24%), 2.05%, 08/17/18	231,000	230,899,905
(1 mo. LIBOR US + 0.24%), 2.05%, 10/18/18	285,250	284,997,015
(1 mo. LIBOR US + 0.24%), 2.09%, 10/22/18	96,400	96,319,878
(1 mo. LIBOR US + 0.26%), 2.01%, 11/13/18	458,500	458,098,560
Credit Agricole Corporate and Investment Bank(1 mo. LIBOR US + 0.21%), 1.95%, 07/11/18(a)	182,500	182,487,855
Credit Suisse AG, New York:
(1 mo. LIBOR US + 0.20%), 1.94%, 05/11/18(a)	217,000	217,054,471
(1 mo. LIBOR US + 0.30%), 1.96%, 06/01/18(a)	150,000	150,000,000
(3 mo. LIBOR US + 0.14%), 2.39%, 09/27/18(a)	300,000	299,970,114
2.50%, 09/28/18(b)	347,500	347,500,000
Mitsubishi UFJ Trust & Banking Corp., New York:
(1 mo. LIBOR US + 0.20%), 1.91%, 05/08/18(a)	100,000	100,021,255
(1 mo. LIBOR US + 0.22%), 2.06%, 05/21/18(a)	300,000	300,081,672
(1 mo. LIBOR US + 0.22%), 2.09%, 05/25/18(a)	100,000	100,028,973
2.15%, 05/29/18	291,000	291,081,308
(1 mo. LIBOR US + 0.22%), 2.10%, 05/31/18(a)	284,000	284,079,054
(1 mo. LIBOR US + 0.22%), 1.91%, 06/05/18(a)	184,000	184,043,523
2.02%, 07/31/18	64,500	64,424,101
Mizuho Bank Ltd., New York(a):
(1 mo. LIBOR US + 0.21%), 1.90%, 04/06/18	295,000	295,011,428
(1 mo. LIBOR US + 0.21%), 1.93%, 04/09/18	100,000	100,004,959

Security	Par (000)	Value
Yankee(c) (continued)
(1 mo. LIBOR US + 0.22%), 1.93%, 05/08/18	$206,000	$205,989,611
(1 mo. LIBOR US + 0.23%), 2.04%, 06/18/18	75,000	74,992,811
(1 mo. LIBOR US + 0.23%), 1.90%, 07/02/18	250,000	249,971,305
(1 mo. LIBOR US + 0.23%), 2.02%, 07/16/18	400,000	399,925,332
(1 mo. LIBOR US + 0.23%), 2.04%, 07/18/18	334,500	334,435,649
Natixis SA, New York:
(1 mo. LIBOR US + 0.20%), 1.86%, 05/01/18(a)	546,000	546,122,790
2.15%, 07/31/18	200,000	199,896,678
Norinchukin Bank, New York(a):
2.08%, 05/31/18	469,400	469,517,378
1.94%, 07/10/18	46,300	46,296,318
Oversea Chinese Banking, Corp. Ltd., New York:
1.51%, 04/18/18	100,000	99,982,276
(1 mo. LIBOR US + 0.22%), 2.03%, 07/18/18(a)	209,000	208,977,121
Royal Bank of Canada, New York(a):
(1 mo. LIBOR US + 0.20%), 1.99%, 07/16/18	260,000	259,960,683
(1 mo. LIBOR US + 0.25%), 1.94%, 11/06/18	292,000	291,753,526
(3 mo. LIBOR US + 0.28%), 2.55%, 03/22/19	276,730	276,702,831
Societe Generale, New York(a):
2.08%, 05/31/18	100,000	100,024,804
1.92%, 07/09/18	224,900	224,881,601
Standard Chartered Bank, New York(a):
(1 mo. LIBOR US + 0.20%), 1.86%, 05/01/18	242,200	242,254,468
(1 mo. LIBOR US + 0.21%), 1.90%, 05/04/18	250,000	250,056,628
(1 mo. LIBOR US + 0.22%), 2.06%, 05/21/18	400,000	400,108,896
(1 mo. LIBOR US + 0.22%), 1.94%, 07/09/18	186,050	186,047,382
Sumitomo Mitsui Banking Corp., New York(a):
(1 mo. LIBOR US + 0.21%), 2.08%, 04/26/18	278,650	278,663,448
(1 mo. LIBOR US + 0.21%), 1.91%, 05/07/18	200,000	199,988,892
(1 mo. LIBOR US + 0.22%), 2.03%, 06/18/18	203,500	203,468,629
(1 mo. LIBOR US + 0.22%), 2.07%, 06/22/18	325,000	324,953,801
(1 mo. LIBOR US + 0.28%), 2.16%, 07/27/18	397,000	396,986,685
Sumitomo Trust & Banking Co. Ltd., New York(a):
(1 mo. LIBOR US + 0.21%), 2.02%, 05/18/18	250,000	249,974,280
(1 mo. LIBOR US + 0.22%), 1.88%, 06/01/18	227,000	226,979,327
(1 mo. LIBOR US + 0.22%), 2.10%, 06/27/18	182,500	182,474,280
UBS AG, Stamford(a):
(1 mo. LIBOR US + 0.50%), 2.17%, 04/02/18	410,000	410,020,918
(1 mo. LIBOR US + 0.27%), 1.93%, 06/01/18	552,250	552,448,451

		15,686,665,788

Total Certificates of Deposit — 34.2% (Cost — $18,301,505,443)		18,297,807,648

Commercial Paper — 33.7%
Alabama Power Co., 2.05%, 04/02/18(d)	46,602	46,591,721
Alpine Securitization Ltd., 2.02%, 07/31/18(d)	50,000	49,579,950
American Electric Power Co., Inc.(d):
2.15%, 04/03/18	59,000	58,983,513
2.15%, 04/04/18	17,000	16,994,274
2.15%, 04/05/18	50,000	49,980,264
Antalis SA, 1.97%, 07/10/18(d)	75,660	75,153,456
ASB Finance Ltd., London(1 mo. LIBOR US + 0.23%), 1.97%, 09/12/18(a)	161,500	161,403,835
The Bank of Nova Scotia(d):
2.12%, 05/31/18	299,500	298,471,143
2.19%, 06/14/18	178,500	177,691,747
Bank of Nova Scotia, 1.66%, 07/06/18(d)	432,000	429,307,992
The Bank of Nova Scotia(a):
(1 mo. LIBOR US + 0.24%), 2.05%, 10/19/18	105,000	104,915,675
(1 mo. LIBOR US + 0.25%), 1.92%, 11/02/18	95,000	94,923,921

1

Schedule of Investments (unaudited) (continued) March 31, 2018	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Paper (continued)
Banque ET Caisse Epargne, 2.10%, 07/23/18(d)	$148,000	$146,926,523
Barclays Bank PLC, New York(d):
1.72%, 04/02/18	988,000	988,000,000
1.81%, 04/09/18	156,000	155,922,017
2.46%, 06/25/18(e)	250,000	248,586,500
Bedford Row Funding Corp.(a):
1.96%, 06/11/18	60,000	60,010,763
2.03%, 06/14/18	175,000	175,027,685
2.06%, 06/21/18	100,000	100,016,568
2.07%, 06/22/18	35,000	35,006,142
Bennington Sark Cap Co.(d):
1.80%, 04/02/18	372,700	372,629,064
1.75%, 04/03/18	200,000	199,952,084
Berkshire Hathaway Energy Co., 2.20%, 04/03/18(d)	250,000	249,928,297
BNZ International Funding Ltd.(3 mo. LIBOR US + 0.15%), 2.44%, 06/26/18(a)	100,000	100,097,447
BPCE SA, 1.83%, 04/02/18(d)	271,000	270,949,954
Canadian Imperial Bank of Commerce, New York, 2.03%, 10/16/18(b)	230,000	229,657,500
CenterPoint Energy, Inc.(d):
2.30%, 04/02/18	19,770	19,765,598
2.15%, 04/04/18	75,000	74,974,738
Crown Point Capital Co. LLC:
1.75%, 04/02/18(d)	95,000	94,981,802
(1 mo. LIBOR US + 0.20%), 1.94%, 04/10/18(a)	100,000	100,006,622
DBS Bank Ltd., 2.11%, 06/01/18(d)	200,000	199,251,200
Dominion Resources, Inc., 2.43%, 05/07/18(d)	130,000	129,675,098
Duke Energy Corp., 2.43%, 05/02/18(d)	100,000	99,783,533
Exelon Generation Co., LLC, 2.28%, 04/04/18(d)	49,450	49,432,915
Federation Des Caisses, 1.62%, 07/16/18(d)	100,000	99,316,025
General Dynamics Corp., 2.15%, 05/16/18(d)	54,000	53,857,152
General Electric Co., 1.70%, 04/02/18(d)	300,000	299,942,367
Gotham Funding Corp., 2.18%, 06/07/18(d)	50,000	49,790,000
HSBC Bank PLC(a):
(1 mo. LIBOR US + 0.28%), 2.02%, 04/12/18	100,000	100,010,528
(1 mo. LIBOR US + 0.28%), 2.03%, 04/13/18	100,000	100,011,564
(3 mo. LIBOR US + 0.24%), 2.54%, 03/27/19	304,000	304,000,000
Hyundai Capital America(d):
2.46%, 05/07/18	150,000	149,625,112
2.46%, 05/08/18	75,000	74,807,500
JP Morgan Securities LLC(a):
(1 mo. LIBOR US + 0.23%), 1.92%, 07/03/18(e)	250,000	250,021,610
(1 mo. LIBOR US + 0.26%), 2.07%, 11/15/18	173,750	173,605,306
Landesbank Baden-Wurttemberg, New York(d):
1.71%, 04/02/18	1,060,000	1,059,798,483
2.17%, 06/01/18	245,000	244,115,386
Lexington Parker Capital Co. LLC(d):
1.75%, 04/03/18	369,500	369,412,347
1.91%, 05/01/18	152,950	152,677,723
LMA Americas LLC(d):
1.80%, 04/05/18	259,800	259,712,102
1.96%, 07/06/18	150,000	149,000,925
1.96%, 07/09/18	153,000	151,949,629
2.01%, 08/01/18	103,800	102,923,827
N.V. Bank Nederlandse Gemeenten(d):
1.77%, 04/03/18	1,500,000	1,499,638,965
1.75%, 04/04/18	500,000	499,854,915
National Bank of Canada, New York, 1.52%, 04/13/18(d)	368,500	368,223,625
NextEra Energy Capital Holdings, Inc., 2.44%, 04/27/18(d)	50,000	49,908,731
NRW.Bank(d):
1.77%, 04/04/18	160,000	159,955,413
1.77%, 04/05/18	500,000	499,836,665

Security	Par (000)	Value
Commercial Paper (continued)
Old Line Funding LLC(1 mo. LIBOR US + 0.23%), 2.07%, 06/21/18(a)	$146,000	$146,025,207
Ridgefield Funding Co. LLC:
1.75%, 04/02/18(d)	69,844	69,830,839
1.75%, 04/03/18(d)	289,593	289,524,303
(1 mo. LIBOR US + 0.20%), 2.01%, 04/18/18(a)	200,000	200,026,320
(1 mo. LIBOR US + 0.20%), 2.02%, 04/20/18(a)	75,000	75,011,133
2.16%, 06/04/18(d)	124,102	123,599,876
(1 mo. LIBOR US + 0.21%), 2.02%, 06/18/18(a)	200,106	200,135,235
Royal Bank of Canada, 2.19%, 06/14/18(d)	300,000	298,622,982
Ryder System, Inc., 2.40%, 04/23/18(d)	70,000	69,892,618
Sheffield Receivable Corp.(d):
1.84%, 04/02/18	50,000	49,990,072
1.84%, 04/03/18	32,000	31,992,022
2.36%, 06/18/18	225,000	223,817,906
2.39%, 06/26/18	200,000	198,799,488
Societe Generale SA(d):
1.71%, 04/02/18	400,000	399,927,200
2.11%, 05/31/18	100,000	99,651,925
Suncor Energy, Inc.(d):
2.43%, 05/03/18	30,000	29,933,063
2.45%, 05/07/18(e)	42,650	42,543,407
Target Corp., 1.75%, 04/02/18(d)	125,000	124,975,764
Thunder Bay Funding LLC(1 mo. LIBOR US + 0.23%), 2.05%, 06/20/18(a)	146,000	146,025,382
The Toronto-Dominion Bank(1 mo. LIBOR US + 0.23%), 2.10%, 09/25/18(a)	200,000	199,872,136
Toyota Finance Australia Ltd.(1 mo. LIBOR US + 0.25%), 1.99%, 04/06/18(a)	90,000	90,005,277
Toyota Motor Credit Corp.(a):
2.07%, 05/22/18	133,000	133,034,657
1.94%, 07/06/18	200,000	199,993,106
Toyota Motor Finance Netherlands BV(1 mo. LIBOR US + 0.25%), 2.06%, 04/13/18(a)	131,000	131,013,514
UBS AG(a):
(3 mo. LIBOR US + 0.26%), 1.97%, 07/10/18	310,000	310,358,208
(1 mo. LIBOR US + 0.31%), 2.19%, 08/29/18	250,000	249,979,490
(1 mo. LIBOR US + 0.30%), 2.04%, 10/10/18	248,000	247,892,070
(1 mo. LIBOR US + 0.34%), 2.04%, 01/07/19	255,000	254,855,071
United Overseas Bank Ltd., 2.35%, 09/06/18(d)	103,000	101,903,679
Versailles Com Paper LLC, 2.40%, 07/09/18(d)	150,000	148,980,425
VF Corp., 2.40%, 04/25/18(d)	31,300	31,249,435
Victory Receivables Corp., 2.38%, 09/06/18(d)	245,000	242,315,550

Total Commercial Paper — 33.7% (Cost — $18,052,244,397)		18,048,352,801

Municipal Bonds — 2.5%
Deutsche Bank Spears/Lifers Trust, RB, VRDN, 2.04%, 12/01/52(f)	270,000	270,000,000
Idaho Housing & Finance Association, 1.75%, 07/01/41(f)	40,275	40,275,000
Jets Stadium Development LLC(f):
1.88%, 04/01/47	38,300	38,300,000
1.88%, 04/01/47	29,900	29,900,000
VRDN, Series A-4B, 1.88%, 04/01/47	2,500	2,500,000
Jets Stadium Finance Secured, 1.88%, 04/01/47(e)(f)	122,695	122,695,000
Maine State Housing Authority, Refunding RB, VRDN, 1.85%, 11/15/50(f)	50,000	50,000,000
Michigan Finance Authority, Refunding RB, VRDN, 1.83%, 09/01/50(f)	83,910	83,910,000
New York State Housing Finance Agency, RB, VRDN(f):
1.80%, 05/01/49	100,000	100,000,000
1.95%, 05/01/49	79,000	79,000,000

2

Schedule of Investments (unaudited) (continued) March 31, 2018	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds (continued)
RBC Municipal Products Inc. Trust, Refunding RB, VRDN, 1.85%, 12/17/18(e)(f)	$34,000	$34,000,000
Rib Floater Trust Various States, RB(e)(f):
Series 19-W, 2.24%, 08/15/22	97,245	97,245,000
VRDN, 2.24%, 07/01/22	404,715	404,715,000
Wheaton College Illinois, RB, Series A, Taxable Multi-Modal Revenue Bonds, 1.75%, 10/01/35(f)	6,750	6,750,000

Total Municipal Bonds — 2.5% (Cost — $1,359,290,000)		1,359,290,000

Time Deposits — 11.2%
ABN Amro Bank NV, 1.73%, 04/05/18	1,200,000	1,200,000,000
BNP Paribas SA, New York, 1.73%, 04/04/18	300,000	300,000,000
Credit Agricole CIB, New York, 1.68%, 04/02/18	551,857	551,857,000
DEN Norske Bank ASA, New York, 1.64%, 04/02/18	25,000	25,000,000
ING Bank NV:
1.73%, 04/03/18	700,000	700,000,000
1.73%, 04/05/18	1,300,000	1,300,000,000
Landesbank Hessen-Thueringen Girozentrale, 1.90%, 04/04/18	788,000	788,000,000
Nordea Bank Finland PLC, 1.64%, 04/02/18	25,000	25,000,000
Skandinaviska Enskilda Banken AB, New York, 1.68%, 04/02/18	275,000	275,000,000

Security	Par (000)	Value
Municipal Bonds (continued)
Swedbank AB, New York, 1.68%, 04/02/18	$800,000	$800,000,000

Total Time Deposits — 11.2% (Cost — $5,964,857,000)		5,964,857,000

Total Repurchase Agreements — 18.3%		9,783,870,000

Total Investments — 99.9% (Cost — $53,461,766,840)		53,454,177,449
Other Assets Less Liabilities — 0.1%		38,211,362

Net Assets — 100.0%		$53,492,388,811

(a)	Floating rate security. Rate shown is the rate in effect as of period end.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	Issuer is a U.S. branch of foreign domiciled bank.
(d)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
BNP Paribas Securities Corp.	1.78%		03/29/18	04/02/18	$245,000	$245,000	$245,048,456	Corporate Debt Obligations, 2.13% to 8.63%, due 03/01/19 to 03/30/67	$255,908,553	$258,924,026
	1.80		03/29/18	04/02/18	757,000	757,000	757,151,400	U.S. Treasury Obligations, 0.00% to 3.63%, due 05/31/18 to 02/15/46	701,542,657	772,140,000
	1.81		03/29/18	04/02/18	362,000	362,000	362,072,802	Corporate Debt Obligations, U.S. Government Sponsored Obligations and U.S. Treasury Obligations, 2.5% to 6.00%, due 06/25/21 to 10/01/37	825,763,366	838,318,074
	2.67	(a)	03/29/18	07/02/18	100,000	100,000	100,704,583	Corporate Debt Obligations, 1.70% to 11.50%, due 04/27/18 to 06/15/76	113,776,885	113,723,219

Total BNP Paribas Securities Corp.						$1,464,000				$1,983,105,319

Citigroup Global Markets, Inc.	1.73		03/29/18	04/02/18	100,000	100,000	100,019,222	U.S. Treasury Obligations, 0.00% to 3.00%, due 06/28/18 to 11/15/45	99,125,700	102,000,053
	1.80	(b)	03/29/18	04/02/18	50,000	50,000	50,010,000	U.S. Treasury Obligations, 0.00% to 2.88%, due 05/17/18 to 08/15/45	51,839,300	51,000,002
	2.81	(a)	03/29/18	07/02/18	220,000	220,000	221,631,361	Corporate/Debt Obligations, 0.00% to 7.26%, due 04/01/18 to 10/01/97	680,518,865	235,400,000

Total Citigroup Global Markets, Inc.						$370,000				$388,400,055

3

Schedule of Investments (unaudited) (continued) March 31, 2018	Money Market Master Portfolio

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
Credit Agricole Corp.	1.77	(b) %	03/29/18	04/02/18	$50,000	$50,000	$50,009,833	U.S. Treasury Obligations, 0.00% to 1.00%, due 06/07/18 to 08/31/19	$51,601,600	$51,000,006
Credit Suisse Securities (USA) LLC	1.93		03/29/18	04/02/18	74,000	74,000	74,015,869	Corporate Debt Obligations, 0.00% to 11.00%, due 03/25/20 to 04/12/49	1,522,960,862	88,794,650
	2.33	(a)	03/29/18	05/03/18	486,000	486,000	487,100,925	Corporate Debt Obligations, U.S. Government Sponsored Agency Obligations, and U.S. Treasury Obligations, 0.00% to 12.75%, due 01/03/19 to 08/25/62	12,706,418,999	582,695,385
	2.33	(a)	03/29/18	05/03/18	100,000	100,000	100,226,528	Corporate Debt Obligations and U.S. Treasury Obligations, 1.25% to 7.65%, due 03/31/19 to 12/31/49	115,974,000	114,846,049

Total Credit Suisse Securities (USA) LLC						$660,000				$786,336,084

Deutsche Bank Securities, Inc.	1.81%		03/29/18	04/02/18	$400,000	$400,000	$400,080,444	U.S. Government Sponsored Agency Obligations, 2.50% to 4.00%, due 06/20/27 to 03/20/48	$430,675,127	$408,000,000
Federal Reserve Bank of New York	1.50		03/29/18	04/02/18	100,000	100,000	100,016,667	U.S. Treasury Obligation, 1.75%, due 06/30/22	102,844,900	100,004,236
HSBC Securities (USA), Inc.	1.80		03/29/18	04/02/18	305,000	305,000	305,061,000	Corporate Debt Obligations, 2.00% to 8.25%, due 04/27/18 to 11/30/37	314,496,000	314,902,844
	1.88		03/29/18	04/02/18	395,000	395,000	395,082,511	Corporate Debt Obligations, 2.20% to 9.25%, due 10/15/19 to 07/15/37	413,141,000	414,926,848
	1.80		03/29/18	04/02/18	59,000	59,000	59,011,800	Corporate Debt/Obligations, 2.25% to 4.85%, due 05/15/20 to 01/15/28	62,570,000	60,888,580
	1.88		03/29/18	04/02/18	119,000	119,000	119,024,858	Corporate Debt/Obligations, 3.00% to 7.75%, due 12/01/18 to 12/01/32	128,235,000	124,282,278
	2.18	(a)	03/29/18	04/29/18	150,000	150,000	150,281,583	Corporate Debt Obligations, 4.25% to 8.75%, due 04/15/20 to 02/15/35	152,078,000	157,747,846

Total HSBC Securities (USA), Inc.						$1,028,000				$1,072,748,396

J.P. Morgan Securities LLC	1.78		03/29/18	04/02/18	285,000	285,000	285,056,367	Corporate Debt Obligations and U.S. Treasury Obligations, 0.00% to 6.12%, due 04/02/18 to 05/15/46	322,581,900	330,240,990
	1.80		03/29/18	04/02/18	1,103,870	1,103,870	1,104,090,774	U.S. Treasury Obligations, 0.75% to 8.13%, due 03/31/18 to 05/15/47	1,104,304,600	1,125,952,148
	1.80		03/29/18	04/02/18	65,000	65,000	65,013,000	Corporate Debt Obligations, 0.00%, due 04/02/18	68,325,000	68,254,368
	1.81		03/29/18	04/02/18	412,000	412,000	412,082,858	U.S. Government Sponsored Agency Obligations, 2.50% to 7.00%, due 02/20/27 to 03/15/58	517,952,784	420,607,271
	1.86		03/29/18	04/02/18	90,000	90,000	90,018,600	Corporate Debt Obligations, 0.00% to 11.00%, due 10/24/18 to 04/15/48	116,378,416	107,492,529
	2.03		03/29/18	04/02/18	90,000	90,000	90,020,300	U.S. Government Sponsored Agency Obligation and Corporate Debt Obligations, 0.00% to 3.50%, due 12/25/24 to 07/25/56	6,581,760,758	96,300,046
	2.13		02/12/18	05/14/18	135,000	135,000	135,726,863	Corporate Debt Obligations, 2.04% to 9.74%, due 01/15/22 to 11/07/37	175,134,174	155,236,178

4

Schedule of Investments (unaudited) (continued) March 31, 2018	Money Market Master Portfolio

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
J.P. Morgan Securities LLC	2.61	%(a) %	03/29/18	06/28/18	$175,000	$175,000	$176,154,563	Corporate Debt Obligations, 0.82% to 9.48%, due 02/12/23 to 01/28/55	$380,637,797	$218,070,592
	2.69	(a)	03/29/18	06/28/18	345,000	345,000	347,345,904	U.S. Government Sponsored Agency Obligation and Corporate Debt Obligations,, 0.00% to 9.25%, due 03/22/21 to 10/25/57	3,949,050,402	430,020,749
	2.81	(a)	03/29/18	06/28/18	205,000	205,000	206,456,126	Corporate Debt Obligations, 0.00% to 6.76%, due 07/15/27 to 09/25/56	1,608,509,187	256,245,219

Total J.P. Morgan Securities LLC						$2,905,870				$3,208,420,090

Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.78		03/29/18	04/02/18	115,000	115,000	115,022,744	U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 0.00% to 10.50%, due 03/01/19 to 03/01/48	984,321,301	121,756,798
	1.80		03/29/18	04/02/18	399,000	399,000	399,079,800	Corporate Debt Obligations, 0.00% to 7.90%, due 04/02/18 to 12/31/49	417,199,220	418,950,000
	2.38	(a)	03/29/18	06/02/18	180,000	180,000	180,773,500	Corporate Debt Obligations, 0.00% to 9.48%, due 11/15/26 to 03/12/51	6,700,176,220	220,289,807

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$694,000				$760,996,605

Mizuho Security USA, Inc.	1.83		03/29/18	04/02/18	45,000	45,000	45,009,150	U.S. Treasury Obligations, 0.00% to 2.50%, due 09/13/18 to 01/31/25	46,313,100	45,900,091
	2.08		03/29/18	04/02/18	30,000	30,000	30,006,933	U.S. Treasury Obligations, 0.00% to 1.38%, due 05/10/18 to 12/31/18	30,660,500	30,600,029
	2.64	(a)	03/29/18	05/03/18	44,000	44,000	44,112,933	U.S. Treasury Obligations, 0.00% to 2.00%, due 08/09/18 to 05/31/21	45,217,900	44,880,036

Total Mizuho Security USA, Inc.						$119,000				$121,380,156

Scotia Capital (USA), Inc.	1.88		03/29/18	04/02/18	160,000	160,000	160,033,422	Corporate Debt Obligations, 1.70% to 4.40%, due 04/01/18 to 04/01/21	167,731,000	168,000,334
TD Securities (USA) LLC	1.80		03/29/18	04/02/18	75,000	75,000	75,015,000	Corporate Debt Obligations, 1.75% to 2.25%, due 09/25/19 to 06/15/21	79,995,000	78,750,600
	1.93	(a)	03/29/18	05/03/18	50,000	50,000	50,093,819	Corporate Debt Obligations, 1.75% to 2.20%, due 09/23/19 to 06/15/21	53,249,000	52,500,373

Total TD Securities (USA) LLC						$125,000				$131,250,973

Wells Fargo Securities LLC	1.81%		03/29/18	04/02/18	$875,000	$875,000	$875,175,972	U.S. Government Sponsored Agency Obligations, 3.50% to 4.50%, due 03/01/28 to 03/01/48	$879,813,567	$901,250,001
	1.83		03/29/18	04/02/18	556,000	556,000	556,113,053	Corporate Debt Obligations and U.S. Government Sponsored Agency Obligations, 1.05% to 10.00%, due 06/01/18 to 05/28/69	815,126,818	595,155,991
	1.88		03/29/18	04/02/18	77,000	77,000	77,016,084	Corporate Debt Obligations, 0.00% to 7.10%, due 08/17/20 to 04/20/31	81,463,766	82,390,000
	1.83		03/27/18	04/03/18	100,000	100,000	100,035,583	Corporate Debt Obligations, 0.00%, due 04/06/18	105,080,555	105,000,001
	1.95		01/23/18	04/16/18	100,000	100,000	100,449,583	U.S. Government Sponsored Agency Obligations and Corporate Debt Obligations, 1.09% to 6.50%, due 12/08/20 to 11/15/59	940,388,372	107,000,000

Total Wells Fargo Securities LLC						$1,708,000				$1,790,795,993

						$9,783,870				$10,970,438,247

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.

Portfolio Abbreviations

RB — Revenue Bonds

VRDN — Variable Rate Demand Notes

5

Schedule of Investments (unaudited) (continued) March 31, 2018	Money Market Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significantunobservable inputs used by the BlackRock Global Valuation MethodologiesCommittee (the “Global Valuation Committee”) in determining the price for Fair ValuedInvestments. Level 3 investments include equity or debt issued by privately held companiesor funds. There may not be a secondary market, and/or there are a limited number ofof investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the GlobalValuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in thse securities For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a):	$—	$53,454,177,449	$—	$53,454,177,449

(a)	See above Schedule of Investments for values in each security type.

During the period ended March 31, 2018, there were no transfers between levels.

6

Schedule of Investments (unaudited) March 31, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.4%

Aerospace & Defense — 2.8%
Arconic, Inc.	279,348	$6,436,178
Boeing Co.	361,214	118,434,846
General Dynamics Corp.	180,383	39,846,605
Huntington Ingalls Industries, Inc.	29,604	7,630,727
L3 Technologies, Inc.	50,772	10,560,576
Lockheed Martin Corp.	162,202	54,812,922
Northrop Grumman Corp.	113,673	39,685,518
Raytheon Co.	188,454	40,672,142
Rockwell Collins, Inc.	106,872	14,411,689
Textron, Inc.	170,504	10,054,621
TransDigm Group, Inc.	31,640	9,711,582
United Technologies Corp.	485,571	61,094,417

		413,351,823
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	92,123	8,632,846
Expeditors International of Washington, Inc.	116,956	7,403,315
FedEx Corp.	160,919	38,638,261
United Parcel Service, Inc., Class B	449,228	47,016,098

		101,690,520
Airlines — 0.5%
Alaska Air Group, Inc.	78,133	4,841,121
American Airlines Group, Inc.	275,057	14,291,962
Delta Air Lines, Inc.	425,706	23,332,891
Southwest Airlines Co.	353,509	20,248,995
United Continental Holdings, Inc.(a)	157,909	10,969,938

		73,684,907
Auto Components — 0.3%
Aptiv PLC	172,979	14,698,025
BorgWarner, Inc.	127,608	6,409,750
Goodyear Tire & Rubber Co.	162,653	4,323,317
Johnson Controls International PLC	603,514	21,267,798

		46,698,890
Automobiles — 0.4%
Ford Motor Co.	2,543,077	28,177,282
General Motors Co.	822,794	29,900,334
Harley-Davidson, Inc.	111,325	4,773,616

		62,851,232
Banks — 6.4%
Bank of America Corp.	6,249,286	187,416,057
BB&T Corp.	507,431	26,406,709
Citigroup, Inc.	1,678,085	113,270,737
Citizens Financial Group, Inc.	317,461	13,327,013
Comerica, Inc.	112,925	10,832,895
Fifth Third Bancorp	452,724	14,373,987
Huntington Bancshares, Inc.	710,918	10,734,862
JPMorgan Chase & Co.	2,242,710	246,630,819
KeyCorp	690,655	13,502,305
M&T Bank Corp.	97,982	18,063,962
PNC Financial Services Group, Inc.(e)	307,872	46,562,561
Regions Financial Corp.	732,181	13,603,923
SunTrust Banks, Inc.	305,795	20,806,292
SVB Financial Group(a)(b)	34,484	8,276,505
U.S. Bancorp	1,024,417	51,733,058
Wells Fargo & Co.	2,865,843	150,198,832
Zions Bancorporation	127,648	6,730,879

		952,471,396
Beverages — 1.9%
Brown-Forman Corp., Class B	170,637	9,282,653
Coca-Cola Co.	2,506,424	108,853,951

Security	Shares	Value
Beverages (continued)
Constellation Brands, Inc., Class A	112,012	$25,529,775
Dr. Pepper Snapple Group, Inc.	117,350	13,891,893
Molson Coors Brewing Co., Class B	120,034	9,042,161
Monster Beverage Corp.(a)	269,769	15,433,485
PepsiCo, Inc.	928,808	101,379,393

		283,413,311
Biotechnology — 2.6%
AbbVie, Inc.	1,040,889	98,520,049
Alexion Pharmaceuticals, Inc.(a)	144,635	16,121,017
Amgen, Inc.	436,434	74,403,268
Biogen, Inc.(a)	138,051	37,801,125
Celgene Corp.(a)	490,796	43,783,911
Gilead Sciences, Inc.	855,322	64,482,726
Incyte Corp.(a)	114,415	9,534,202
Regeneron Pharmaceuticals, Inc.(a)	50,356	17,340,592
Vertex Pharmaceuticals, Inc.(a)	165,742	27,012,631

		388,999,521
Building Products — 0.2%
Allegion PLC	61,549	5,249,514
AO Smith Corp.	94,382	6,001,751
Fortune Brands Home & Security, Inc.	95,901	5,647,610
Masco Corp.	206,334	8,344,147

		25,243,022
Capital Markets — 2.5%
Affiliated Managers Group, Inc.	35,458	6,722,128
Ameriprise Financial, Inc.	95,482	14,125,607
Bank of New York Mellon Corp.	659,042	33,960,434
BlackRock, Inc.(e)	80,789	43,765,017
Charles Schwab Corp.	782,259	40,849,565
CME Group, Inc.	222,311	35,956,581
E*Trade Financial Corp.(a)	173,829	9,631,865
Franklin Resources, Inc.	215,425	7,470,939
Goldman Sachs Group, Inc.	230,576	58,072,871
Invesco Ltd.	263,767	8,443,182
Morgan Stanley	900,397	48,585,368
Northern Trust Corp.	138,745	14,308,772
Raymond James Financial, Inc.	84,282	7,535,654
State Street Corp.	239,911	23,926,324
T. Rowe Price Group, Inc.	159,874	17,261,596

		370,615,903
Chemicals — 2.1%
Air Products & Chemicals, Inc.	142,916	22,727,931
Albemarle Corp.	73,712	6,836,051
CF Industries Holdings, Inc.	151,716	5,724,245
DowDuPont, Inc.	1,526,995	97,284,788
Eastman Chemical Co.	93,684	9,891,157
Ecolab, Inc.	169,723	23,263,932
FMC Corp.	87,417	6,693,520
International Flavors & Fragrances, Inc.	51,231	7,014,036
LyondellBasell Industries NV, Class A	211,015	22,300,065
Monsanto Co.	288,022	33,609,287
Mosaic Co.	227,074	5,513,357
PPG Industries, Inc.	165,771	18,500,043
Praxair, Inc.	187,381	27,039,078
Sherwin-Williams Co.	53,974	21,164,285

		307,561,775
Commercial Services & Supplies — 0.3%
Cintas Corp.	56,303	9,604,166
Iron Mountain, Inc.	186,725	6,135,783

1

Schedule of Investments (unaudited) (continued) March 31, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Commercial Services & Supplies (continued)
Republic Services, Inc.	146,713	$9,716,802
Stericycle, Inc.(a)(b)	56,643	3,315,315
Waste Management, Inc.	260,469	21,910,568

		50,682,634
Communications Equipment — 1.1%
Cisco Systems, Inc.	3,144,769	134,879,100
F5 Networks, Inc.(a)	40,987	5,927,130
Harris Corp.	77,253	12,459,364
Juniper Networks, Inc.	223,770	5,444,324
Motorola Solutions, Inc.	105,360	11,094,408

		169,804,326
Construction & Engineering — 0.1%
Fluor Corp.	90,837	5,197,693
Jacobs Engineering Group, Inc.	77,614	4,590,868
Quanta Services, Inc.(a)	101,761	3,495,491

		13,284,052
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	41,318	8,565,222
Vulcan Materials Co.	85,890	9,806,061

		18,371,283
Consumer Finance — 0.7%
American Express Co.	470,098	43,850,648
Capital One Financial Corp.	316,692	30,345,428
Discover Financial Services	231,043	16,618,923
Navient Corp.	168,799	2,214,643
Synchrony Financial	465,510	15,608,550

		108,638,192
Containers & Packaging — 0.3%
Avery Dennison Corp.	58,675	6,234,219
Ball Corp.	227,674	9,040,935
Packaging Corp. of America	62,642	7,059,753
Sealed Air Corp.	113,392	4,852,044
WestRock Co.	164,485	10,555,002

		37,741,953
Distributors — 0.1%
Genuine Parts Co.	95,194	8,552,229
LKQ Corp.(a)	202,947	7,701,839

		16,254,068
Diversified Consumer Services — 0.0%
H&R Block, Inc.(b)	139,724	3,550,387

Diversified Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B(a)	1,256,706	250,687,513
CBOE Global Markets, Inc.	73,532	8,390,001
Intercontinental Exchange, Inc.	380,288	27,578,486
Leucadia National Corp.	207,622	4,719,248
Moody’s Corp.	108,523	17,504,760
Nasdaq, Inc.	77,776	6,705,847
S&P Global, Inc.	165,871	31,691,313

		347,277,168
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	4,008,303	142,895,966
CenturyLink, Inc.	633,458	10,407,715
Verizon Communications, Inc.	2,694,690	128,860,076

		282,163,757

Security	Shares	Value
Electric Utilities — 1.7%
American Electric Power Co., Inc.	321,586	$22,057,584
Duke Energy Corp.	457,425	35,436,715
Edison International	212,409	13,521,957
Entergy Corp.	117,980	9,294,464
Eversource Energy	205,435	12,104,230
Exelon Corp.	629,686	24,564,051
FirstEnergy Corp.	291,226	9,904,596
NextEra Energy, Inc.	308,169	50,333,243
PG&E Corp.	335,868	14,754,681
Pinnacle West Capital Corp.	72,372	5,775,286
PPL Corp.	450,733	12,751,236
Southern Co.	657,672	29,371,587
Xcel Energy, Inc.	330,188	15,016,950

		254,886,580
Electrical Equipment — 0.5%
Acuity Brands, Inc.(b)	27,562	3,836,355
AMETEK, Inc.	151,078	11,477,396
Eaton Corp. PLC	287,173	22,947,995
Emerson Electric Co.	414,432	28,305,637
Rockwell Automation, Inc.	83,237	14,499,885

		81,067,268
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	199,198	17,156,924
Corning, Inc.	564,852	15,748,046
FLIR Systems, Inc.	91,123	4,557,061
IPG Photonics Corp.(a)	24,761	5,778,722
TE Connectivity Ltd.	229,214	22,898,479

		66,139,232
Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.	281,397	7,814,395
Halliburton Co.	568,206	26,671,590
Helmerich & Payne, Inc.	70,592	4,698,603
National Oilwell Varco, Inc.	246,959	9,090,561
Schlumberger Ltd.	902,541	58,466,541
TechnipFMC PLC	287,356	8,462,634

		115,204,324
Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	286,820	54,045,493
CVS Health Corp.	662,051	41,186,193
Kroger Co.	574,538	13,754,440
Sysco Corp.	313,397	18,791,284
Walgreens Boots Alliance, Inc.	555,886	36,393,856
Walmart Inc.	947,870	84,331,905

		248,503,171
Food Products — 1.1%
Archer-Daniels-Midland Co.	364,669	15,815,694
Campbell Soup Co.	124,466	5,390,622
Conagra Brands, Inc.	265,951	9,808,273
General Mills, Inc.	370,507	16,695,045
Hershey Co.	91,523	9,057,116
Hormel Foods Corp.	181,422	6,226,403
J.M. Smucker Co.	73,961	9,171,904
Kellogg Co.	162,032	10,533,700
Kraft Heinz Co.	388,665	24,209,943
McCormick & Co., Inc.	78,935	8,397,895
Mondelez International, Inc., Class A	970,728	40,508,438
Tyson Foods, Inc., Class A	194,283	14,219,573

		170,034,606

2

Schedule of Investments (unaudited) (continued) March 31, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	1,136,623	$68,106,390
Align Technology, Inc.(a)	47,108	11,830,232
Baxter International, Inc.	324,464	21,103,139
Becton Dickinson & Co.	173,714	37,643,824
Boston Scientific Corp.(a)	896,873	24,502,570
Cooper Cos., Inc.	31,815	7,279,590
Danaher Corp.	400,809	39,243,209
Dentsply Sirona, Inc.	149,246	7,508,566
Edwards Lifesciences Corp.(a)	137,137	19,133,354
Hologic, Inc.(a)(b)	179,163	6,693,530
IDEXX Laboratories, Inc.(a)	56,882	10,886,646
Intuitive Surgical, Inc.(a)	73,349	30,280,668
Medtronic PLC	884,493	70,954,028
ResMed, Inc.	93,124	9,169,920
Stryker Corp.	210,414	33,859,821
Varian Medical Systems, Inc.(a)(b)	59,552	7,304,053
Zimmer Biomet Holdings, Inc.	132,338	14,430,136

		419,929,676
Health Care Providers & Services — 2.7%
Aetna, Inc.	213,460	36,074,740
AmerisourceBergen Corp.	106,124	9,148,950
Anthem, Inc.	166,916	36,671,445
Cardinal Health, Inc.	205,226	12,863,566
Centene Corp.(a)	113,073	12,084,112
Cigna Corp.	158,395	26,569,177
DaVita, Inc.(a)	97,143	6,405,609
Envision Healthcare Corp.(a)(b)	81,025	3,113,791
Express Scripts Holding Co.(a)	368,174	25,433,460
HCA Healthcare, Inc.	182,045	17,658,365
Henry Schein, Inc.(a)(b)	102,916	6,916,984
Humana, Inc.	89,864	24,158,139
Laboratory Corp. of America Holdings(a)	66,204	10,708,497
McKesson Corp.	134,680	18,972,372
Quest Diagnostics, Inc.	88,041	8,830,512
UnitedHealth Group, Inc.	631,979	135,243,292
Universal Health Services, Inc., Class B	56,266	6,662,457

		397,515,468
Health Care Technology — 0.1%
Cerner Corp.(a)(b)	205,915	11,943,070

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	265,181	17,390,570
Chipotle Mexican Grill, Inc.(a)(b)	16,069	5,192,055
Darden Restaurants, Inc.	80,495	6,862,199
Hilton Worldwide Holdings, Inc.	131,797	10,380,332
Marriott International, Inc., Class A	196,166	26,674,653
McDonald’s Corp.	520,451	81,388,127
MGM Resorts International	332,044	11,628,181
Norwegian Cruise Line Holdings Ltd.(a)	135,293	7,166,470
Royal Caribbean Cruises Ltd.	111,554	13,134,368
Starbucks Corp.	917,576	53,118,417
Wyndham Worldwide Corp.	64,801	7,415,178
Wynn Resorts Ltd.	52,457	9,566,058
Yum! Brands, Inc.	216,940	18,468,102

		268,384,710
Household Durables — 0.4%
D.R. Horton, Inc.	225,980	9,906,963
Garmin Ltd.	74,601	4,396,237
Leggett & Platt, Inc.	87,619	3,886,779
Lennar Corp., Class A	178,984	10,549,317
Mohawk Industries, Inc.(a)	40,874	9,491,760

Security	Shares	Value
Household Durables (continued)
Newell Brands, Inc.	320,612	$8,169,168
PulteGroup, Inc.	164,364	4,847,094
Whirlpool Corp.	45,867	7,022,697

		58,270,015
Household Products — 1.4%
Church & Dwight Co., Inc.	156,231	7,867,793
Clorox Co.	84,157	11,202,138
Colgate-Palmolive Co.	571,124	40,938,169
Kimberly-Clark Corp.	228,432	25,157,216
Procter & Gamble Co.	1,645,962	130,491,788

		215,657,104
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	430,250	4,891,943
NRG Energy, Inc.	191,493	5,846,281

		10,738,224
Industrial Conglomerates — 1.7%
3M Co.	389,001	85,393,500
General Electric Co.	5,664,108	76,352,162
Honeywell International, Inc.	491,379	71,009,179
Roper Technologies, Inc.	67,090	18,831,492

		251,586,333
Insurance — 2.5%
Aflac, Inc.	509,266	22,285,480
Allstate Corp.	231,444	21,940,891
American International Group, Inc.	586,094	31,895,235
Aon PLC	160,592	22,535,875
Arthur J Gallagher & Co.	117,890	8,102,580
Assurant, Inc.	36,323	3,320,285
Brighthouse Financial, Inc.(a)	65,918	3,388,185
Chubb Ltd.	302,489	41,371,421
Cincinnati Financial Corp.	99,096	7,358,869
Everest Re Group Ltd.	27,458	7,051,764
Hartford Financial Services Group, Inc.	232,165	11,961,141
Lincoln National Corp.	141,471	10,335,871
Loews Corp.	174,061	8,656,054
Marsh & McLennan Cos., Inc.	331,196	27,353,478
MetLife, Inc.	675,917	31,017,785
Principal Financial Group, Inc.	174,602	10,635,008
Progressive Corp.	380,567	23,187,947
Prudential Financial, Inc.	274,856	28,461,339
Torchmark Corp.	69,803	5,875,319
Travelers Cos., Inc.	177,093	24,591,134
Unum Group	143,459	6,830,083
Willis Towers Watson PLC	85,866	13,067,947
XL Group Ltd.	167,721	9,268,262

		380,491,953
Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.(a)	262,324	379,672,018
Booking Holdings, Inc.(a)	31,827	66,212,573
Expedia, Inc.	80,033	8,836,444
Netflix, Inc.(a)	283,285	83,667,929
TripAdvisor, Inc.(a)(b)	73,445	3,003,166

		541,392,130
Internet Software & Services — 4.7%
Akamai Technologies, Inc.(a)	110,768	7,862,313
Alphabet, Inc., Class A(a)	194,878	202,115,769
Alphabet, Inc., Class C(a)	198,739	205,056,913
eBay, Inc.(a)	614,031	24,708,607
Facebook, Inc., Class A(a)	1,564,316	249,961,894
VeriSign, Inc.(a)(b)	55,170	6,540,955

		696,246,451

3

Schedule of Investments (unaudited) (continued) March 31, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services — 4.2%
Accenture PLC, Class A	402,736	$61,819,976
Alliance Data Systems Corp.	31,903	6,790,873
Automatic Data Processing, Inc.	289,168	32,814,785
Cognizant Technology Solutions Corp., Class A	383,785	30,894,692
CSRA, Inc.	104,397	4,304,288
DXC Technology Co.	186,079	18,706,522
Fidelity National Information Services, Inc.	215,404	20,743,405
Fiserv, Inc.(a)	269,018	19,183,674
Gartner, Inc.(a)(b)	60,163	7,076,372
Global Payments, Inc.	103,558	11,548,788
International Business Machines Corp.	559,063	85,777,036
Mastercard, Inc., Class A	602,936	105,610,270
Paychex, Inc.	207,711	12,792,920
PayPal Holdings, Inc.(a)	736,643	55,889,104
Total System Services, Inc.	109,037	9,405,532
Visa, Inc., Class A	1,177,087	140,803,027
Western Union Co.	301,750	5,802,653

		629,963,917
Leisure Products — 0.1%
Hasbro, Inc.	75,836	6,392,975
Mattel, Inc.(b)	232,614	3,058,874

		9,451,849
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	210,795	14,102,185
Illumina, Inc.(a)	95,993	22,694,665
IQVIA Holdings, Inc.(a)	95,227	9,342,721
Mettler-Toledo International, Inc.(a)	16,538	9,509,846
PerkinElmer, Inc.	71,741	5,432,229
Thermo Fisher Scientific, Inc.	262,244	54,142,690
Waters Corp.(a)	51,240	10,178,826

		125,403,162
Machinery — 1.7%
Caterpillar, Inc.	390,198	57,507,234
Cummins, Inc.	101,561	16,462,023
Deere & Co.	211,391	32,833,250
Dover Corp.	100,936	9,913,934
Flowserve Corp.	86,549	3,750,168
Fortive Corp.	199,070	15,431,907
Illinois Tool Works, Inc.	200,905	31,473,777
Ingersoll-Rand PLC	162,918	13,931,118
PACCAR, Inc.	229,287	15,171,921
Parker-Hannifin Corp.	86,666	14,822,486
Pentair PLC	107,216	7,304,626
Snap-on, Inc.	37,306	5,504,127
Stanley Black & Decker, Inc.	100,177	15,347,116
Xylem, Inc.	117,503	9,038,331

		248,492,018
Media — 2.6%
CBS Corp., Class B	227,633	11,698,060
Charter Communications, Inc., Class A(a)	121,334	37,761,567
Comcast Corp.,, Class A	3,024,585	103,350,035
Discovery Communications, Inc., Class A(a)(b)	115,925	2,484,273
Discovery Communications, Inc., Class C(a)	181,995	3,552,542
DISH Network Corp., Class A(a)	153,608	5,820,207
IHS Markit Ltd.(a)	235,591	11,364,910
Interpublic Group of Cos., Inc.	245,182	5,646,541
News Corp., Class A	271,386	4,287,899
News Corp., Class B	53,983	869,126
Omnicom Group, Inc.	149,610	10,872,159
Time Warner, Inc.	508,867	48,128,641

Security	Shares	Value
Media (continued)
Twenty-First Century Fox, Inc., Class A	667,588	$24,493,804
Twenty-First Century Fox, Inc., Class B	306,241	11,137,985
Security	Shares	Value
Viacom, Inc., Class B	233,027	7,237,819
Walt Disney Co.	981,252	98,556,951

		387,262,519
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.(a)	878,014	15,426,688
Newmont Mining Corp.	347,918	13,593,156
Nucor Corp.	206,975	12,644,103

		41,663,947
Multi-Utilities — 1.0%
Alliant Energy Corp.	152,211	6,219,341
Ameren Corp.	159,042	9,006,548
CenterPoint Energy, Inc.	284,307	7,790,012
CMS Energy Corp.	181,972	8,241,512
Consolidated Edison, Inc.	203,567	15,866,012
Dominion Energy, Inc.	425,505	28,691,735
DTE Energy Co.	116,989	12,213,652
NiSource, Inc.	225,931	5,402,010
Public Service Enterprise Group, Inc.	329,365	16,547,298
SCANA Corp.	95,454	3,584,298
Sempra Energy	166,706	18,541,041
WEC Energy Group, Inc.	205,744	12,900,149

		145,003,608
Multiline Retail — 0.5%
Dollar General Corp.	168,106	15,726,316
Dollar Tree, Inc.(a)	154,469	14,659,108
Kohl’s Corp.	111,996	7,336,858
Macy’s, Inc.	191,977	5,709,396
Nordstrom, Inc.	77,577	3,755,503
Target Corp.	354,613	24,620,711

		71,807,892
Oil, Gas & Consumable Fuels — 4.9%
Anadarko Petroleum Corp.	356,364	21,527,949
Andeavor	92,346	9,286,314
Apache Corp.	246,696	9,492,862
Cabot Oil & Gas Corp.	299,398	7,179,564
Chevron Corp.	1,247,260	142,237,530
Cimarex Energy Co.	63,309	5,919,391
Concho Resources, Inc.(a)	96,915	14,569,232
ConocoPhillips	765,827	45,405,883
Devon Energy Corp.	341,510	10,856,603
EOG Resources, Inc.	376,962	39,682,790
EQT Corp.	160,672	7,633,527
Exxon Mobil Corp.	2,766,467	206,406,028
Hess Corp.	176,561	8,937,518
Kinder Morgan, Inc.	1,228,257	18,497,550
Marathon Oil Corp.	561,928	9,063,899
Marathon Petroleum Corp.	309,927	22,658,763
Newfield Exploration Co.(a)	136,402	3,330,937
Noble Energy, Inc.	319,918	9,693,515
Occidental Petroleum Corp.	498,708	32,396,072
ONEOK, Inc.	267,172	15,207,430
Phillips 66	274,191	26,300,401
Pioneer Natural Resources Co.	110,889	19,048,512
Range Resources Corp.	162,294	2,359,755
Valero Energy Corp.	283,491	26,299,460
Williams Cos., Inc.	536,017	13,325,383

		727,316,868

4

Schedule of Investments (unaudited) (continued) March 31, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Paper & Forest Products — 0.1%
International Paper Co.	267,881	$14,312,882

Personal Products — 0.2%
Coty, Inc., Class A	319,559	5,847,930
Estee Lauder Cos., Inc., Class A	146,874	21,989,975

		27,837,905
Pharmaceuticals — 4.5%
Allergan PLC	215,388	36,247,647
Bristol-Myers Squibb Co.	1,065,756	67,409,067
Eli Lilly & Co.	629,076	48,671,610
Johnson & Johnson	1,751,730	224,484,199
Merck & Co., Inc.	1,759,472	95,838,440
Mylan NV(a)	335,534	13,813,935
Nektar Therapeutics(a)	105,069	11,164,632
Perrigo Co. PLC	87,898	7,325,419
Pfizer, Inc.	3,887,054	137,951,511
Zoetis, Inc.	318,231	26,575,471

		669,481,931
Professional Services — 0.2%
Equifax, Inc.	78,339	9,229,117
Nielsen Holdings PLC	223,158	7,094,193
Robert Half International, Inc.	82,401	4,770,194
Verisk Analytics, Inc.(a)	100,956	10,499,424

		31,592,928
Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.(b)	66,235	8,272,089
American Tower Corp.	287,820	41,831,759
Apartment Investment & Management Co., Class A	102,328	4,169,866
AvalonBay Communities, Inc.	89,606	14,736,603
Boston Properties, Inc.	100,294	12,358,227
Crown Castle International Corp.	270,787	29,680,963
Digital Realty Trust, Inc.	133,658	14,084,880
Duke Realty Corp.	229,460	6,076,101
Equinix, Inc.	51,657	21,599,858
Equity Residential	239,028	14,728,905
Essex Property Trust, Inc.	42,945	10,336,003
Extra Space Storage, Inc.	82,553	7,211,830
Federal Realty Investment Trust	47,024	5,459,957
GGP, Inc.	410,634	8,401,572
HCP, Inc.	314,250	7,300,027
Host Hotels & Resorts, Inc.	481,264	8,970,761
Kimco Realty Corp.	281,120	4,048,128
Macerich Co.(b)	72,497	4,061,282
Mid-America Apartment Communities, Inc.	76,283	6,960,061
Prologis, Inc.	347,540	21,891,544
Public Storage	97,687	19,575,498
Realty Income Corp.(b)	189,594	9,807,698
Regency Centers Corp.	95,414	5,627,518
SBA Communications Corp.(a)	75,993	12,988,723
Simon Property Group, Inc.	202,773	31,298,012
SL Green Realty Corp.	58,685	5,682,468
UDR, Inc.	176,982	6,304,099
Ventas, Inc.	230,870	11,434,991
Vornado Realty Trust(b)	114,346	7,695,486
Welltower, Inc.	239,344	13,027,494
Weyerhaeuser Co.	491,679	17,208,730

		392,831,133

Security	Shares	Value
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	187,324	$8,845,439

Road & Rail — 0.9%
CSX Corp.	579,136	32,263,611
JB Hunt Transport Services, Inc.	55,675	6,522,326
Kansas City Southern	66,969	7,356,545
Norfolk Southern Corp.	185,173	25,142,790
Union Pacific Corp.	514,021	69,099,843

		140,385,115
Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices, Inc.(a)(b)	548,479	5,512,214
Analog Devices, Inc.	240,828	21,946,656
Applied Materials, Inc.	686,030	38,150,128
Broadcom Ltd.	267,911	63,133,227
Intel Corp.	3,055,469	159,128,773
KLA-Tencor Corp.	102,031	11,122,399
Lam Research Corp.	106,393	21,614,802
Microchip Technology, Inc.	152,785	13,958,437
Micron Technology, Inc.(a)	755,019	39,366,691
NVIDIA Corp.	395,005	91,479,208
Qorvo, Inc.(a)	84,891	5,980,571
QUALCOMM, Inc.	966,107	53,531,989
Skyworks Solutions, Inc.	119,011	11,932,043
Texas Instruments, Inc.	642,209	66,719,093
Xilinx, Inc.	165,937	11,987,289

		615,563,520
Software — 5.7%
Activision Blizzard, Inc.	494,927	33,387,775
Adobe Systems, Inc.(a)	320,947	69,350,228
ANSYS, Inc.(a)	54,908	8,603,535
Autodesk, Inc.(a)	143,690	18,044,590
CA, Inc.	208,735	7,076,117
Cadence Design Systems, Inc.(a)	183,433	6,744,831
Citrix Systems, Inc.(a)	83,180	7,719,104
Electronic Arts, Inc.(a)	200,117	24,262,185
Intuit, Inc.	158,670	27,505,444
Microsoft Corp.	5,026,938	458,808,540
Oracle Corp.	1,972,411	90,237,803
Red Hat, Inc.(a)	115,518	17,271,096
salesforce.com, Inc.(a)(b)	447,997	52,102,051
Symantec Corp.	403,362	10,426,908
Synopsys, Inc.(a)	98,215	8,175,417
Take-Two Interactive Software, Inc.(a)	74,919	7,325,580

		847,041,204
Specialty Retail — 2.1%
Advance Auto Parts, Inc.	46,396	5,500,246
AutoZone, Inc.(a)	17,717	11,492,841
Best Buy Co., Inc.	165,961	11,615,610
CarMax, Inc.(a)	119,019	7,372,037
Foot Locker, Inc.	76,660	3,491,096
Gap, Inc.	143,297	4,470,866
Home Depot, Inc.	762,154	135,846,151
L Brands, Inc.	164,684	6,292,576
Lowe’s Cos., Inc.	541,393	47,507,236
O’Reilly Automotive, Inc.(a)	54,480	13,477,262
Ross Stores, Inc.	249,176	19,430,744
Tiffany & Co.	67,938	6,634,825
TJX Cos., Inc.	412,805	33,668,376
Tractor Supply Co.	83,283	5,248,495
Ulta Salon Cosmetics & Fragrance, Inc.(a)	37,665	7,693,830

		319,742,191

5

Schedule of Investments (unaudited) (continued) March 31, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	3,312,761	$555,814,873
Hewlett Packard Enterprise Co.	1,022,078	17,927,248
HP, Inc.	1,067,906	23,408,499
NetApp, Inc.	174,726	10,778,847
Seagate Technology PLC	185,724	10,868,568
Western Digital Corp.	194,158	17,914,959
Xerox Corp.	142,593	4,103,827

		640,816,821
Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.	235,045	4,329,529
Michael Kors Holdings Ltd.(a)	98,833	6,135,553
NIKE, Inc., Class B	846,426	56,236,477
PVH Corp.	51,431	7,788,196
Ralph Lauren Corp.	35,345	3,951,571
Tapestry, Inc.	185,109	9,738,585
Under Armour, Inc., Class A(a)	132,321	2,163,448
Under Armour, Inc., Class C(a)(b)	105,511	1,514,083
VF Corp.	213,737	15,842,186

		107,699,628
Thrifts & Mortgage Finance — 0.0%
People’s United Financial, Inc.	220,243	4,109,734

Tobacco — 1.2%
Altria Group, Inc.	1,240,509	77,308,458
Philip Morris International, Inc.	1,013,832	100,774,901

		178,083,359

Security	Shares	Value
Trading Companies & Distributors — 0.2%
Fastenal Co.	187,692	$10,246,106
United Rentals, Inc.(a)	54,997	9,499,632
W.W. Grainger, Inc.	33,311	9,402,696

		29,148,434
Water Utilities — 0.1%
American Water Works Co., Inc.	116,510	9,568,966

Total Long-Term Investments — 98.4% (Cost — $9,155,108,341)		14,685,767,405

Short-Term Securities — 1.7%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 1.58%(c)(d)(e)	55,892,107	55,892,107
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.61%, 12/31/50(d)(e)	191,475,987	191,475,987

Total Short-Term Securities — 1.7% (Cost — $247,368,980)		247,368,094

Total Investments — 100.1% (Cost — $9,770,690,085)		14,933,135,499
Liabilities in Excess of Other Assets — (0.1)%		(9,404,883)

Net Assets — 100.0%		$14,923,730,616

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

(e)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated	Shares Held at 12/31/17	Shares Purchased		Shares Sold		Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	73,422	7,367		—		80,789	43,765,017	217,178		—	1,949,571
BlackRock Cash Funds: Institutional, SL Agency Shares	70,033,981	—		(14,141,874	)(b)	55,892,107	$55,892,107	$58,169	(c)	$(3,880)	$(4,089)
BlackRock Cash Funds: Treasury, SL Agency Shares	164,203,034	27,272,953	(d)	—		191,475,987	191,475,987	817,306		—	—
PNC Financial Services Group, Inc.	285,955	24,993		(3,076)		307,872	46,562,561	214,466		(525)	1,818,244

							$337,695,672	$1,307,119		$(4,405)	$3,763,726

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	Represents net shares/investment value purchased.

6

Schedule of Investments (unaudited) (continued) March 31, 2018	S&P 500 Index Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	1,642	06/15/18	$216,990	$(5,258,330)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2018, the following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$14,685,767,405	$—	$—	$14,685,767,405
Short-Term Securities	247,368,094	—	—	247,368,094

	$14,933,135,499	$—	$—	$14,933,135,499

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(5,258,330)	$—	$—	$(5,258,330)

(a)	See above Schedule of Investments for values in each industry
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2018, there were no transfers between levels.

7

Schedule of Investments (unaudited) March 31, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.3%

Australia — 4.6%
AGL Energy Ltd.	29,297	$491,036
Alumina Ltd.	163,866	300,667
Amcor Ltd.	48,302	528,923
AMP Ltd.	123,510	476,647
APA Group(a)	54,780	333,554
Aristocrat Leisure Ltd.	27,113	506,214
ASX Ltd.	6,147	266,396
Aurizon Holdings Ltd.	84,172	276,142
AusNet Services	88,260	114,161
Australia & New Zealand Banking Group Ltd.	129,355	2,692,309
Bank of Queensland Ltd.	5,125	43,503
Bendigo & Adelaide Bank Ltd.(b)	16,974	129,238
BHP Billiton Ltd.	143,731	3,185,869
BHP Billiton PLC	96,098	1,899,205
Boral Ltd.	68,366	394,356
Brambles Ltd.	67,987	524,714
Caltex Australia Ltd.	10,823	262,902
Challenger Ltd.	31,089	278,428
CIMIC Group Ltd.	5,528	190,260
Coca-Cola Amatil Ltd.	17,933	120,085
Cochlear Ltd.	3,188	447,746
Commonwealth Bank of Australia	75,676	4,231,936
Computershare Ltd.	21,967	294,587
Crown Resorts Ltd.	8,556	84,029
CSL Ltd.	19,982	2,407,401
Dexus	50,587	364,264
Domino’s Pizza Enterprises Ltd.	3,497	112,682
Flight Centre Travel Group Ltd.	1,384	60,926
Fortescue Metals Group Ltd.(b)	88,953	299,654
Goodman Group	91,472	594,761
GPT Group	85,677	314,007
Harvey Norman Holdings Ltd.(b)	16,035	45,846
Healthscope Ltd.	82,216	123,185
Incitec Pivot Ltd.	96,223	261,874
Insurance Australia Group Ltd.	103,334	598,296
Lend Lease Group(a)	23,245	311,646
Macquarie Group Ltd.	14,932	1,190,635
Medibank Pvt Ltd.	111,137	249,450
Mirvac Group	177,414	294,842
National Australia Bank Ltd.	117,879	2,602,359
Newcrest Mining Ltd.	33,676	507,921
Oil Search Ltd.	69,216	384,475
Orica Ltd.	17,936	246,883
Origin Energy Ltd.(d)	85,457	576,713
QBE Insurance Group Ltd.	71,450	533,069
Ramsay Health Care Ltd.	7,590	365,671
REA Group Ltd.	2,994	183,822
Rio Tinto Ltd.	17,002	963,201
Santos Ltd.(d)	98,828	389,779
Scentre Group	248,721	733,948
Seek Ltd.	19,975	288,107
Sonic Healthcare Ltd.	11,936	211,198
South32 Ltd.	233,710	587,354
Stockland	120,177	372,897
Suncorp Group Ltd.	49,134	506,741
Sydney Airport(a)	56,475	292,810
Tabcorp Holdings Ltd.	86,499	293,327
Telstra Corp. Ltd.	169,713	410,820
TPG Telecom Ltd.(b)	14,159	60,158
Transurban Group(a)	100,859	889,436
Treasury Wine Estates Ltd.	38,071	497,407

Security	Shares	Value
Australia (continued)
Vicinity Centres	174,986	$325,246
Wesfarmers Ltd.	49,666	1,591,538
Westfield Corp.	93,671	614,401
Westpac Banking Corp.	149,815	3,318,318
Woodside Petroleum Ltd.	40,049	908,203
Woolworths Group Ltd.	56,474	1,146,254

		45,104,432
Austria — 0.2%
ANDRITZ AG(b)	5,013	280,317
Erste Group Bank AG	15,382	773,304
OMV AG	7,068	412,255
Raiffeisen Bank International AG(d)	4,478	174,416
Voestalpine AG	5,074	266,167

		1,906,459
Belgium — 0.8%
Ageas	9,147	472,026
Anheuser-Busch InBev SA	33,373	3,669,252
Colruyt SA	3,569	197,543
Groupe Bruxelles Lambert SA	2,279	260,657
KBC Group NV	11,750	1,023,176
Proximus	7,301	227,004
Solvay SA	3,386	470,585
Telenet Group Holding NV(d)	305	20,388
UCB SA	6,867	559,237
Umicore SA(b)	9,298	492,563

		7,392,431
Brazil — 1.2%
AMBEV SA	212,727	1,550,936
B3 SA - Brasil Bolsa Balcao	100,396	811,634
Banco Bradesco SA	42,914	500,054
Banco do Brasil SA	40,649	505,181
Banco Santander Brasil SA	23,639	285,763
BB Seguridade Participacoes SA	15,068	133,590
BR Malls Participacoes SA	20,481	72,272
BRF SA(d)	17,262	119,369
CCR SA	52,990	200,632
Centrais Eletricas Brasileiras SA(d)	14,343	91,234
Cia de Saneamento Basico do Estado de Sao Paulo	13,793	146,225
Cia Energetica de Minas Gerais(d)	8,767	22,811
Cielo SA	56,040	351,200
Companhia Siderurgica Nacional SA(d)	17,995	47,966
Cosan SA Industria e Comercio	1,800	22,632
EDP - Energias do Brasil SA	900	3,628
Embraer SA	37,700	246,084
Engie Brasil Energia SA	4,600	54,563
Equatorial Energia SA	13,600	294,537
Fibria Celulose SA	10,300	202,883
Hypera SA	19,300	211,388
Itausa - Investimentos Itau SA(d)	4,495	18,775
JBS SA	31,400	88,928
Kroton Educacional SA	42,168	173,707
Localiza Rent a Car SA	33,831	294,303
Lojas Renner SA	12,067	125,551
M Dias Branco SA	4,500	69,529
Multiplan Empreendimentos Imobiliarios SA	4,850	100,894
Natura Cosmeticos SA	8,200	79,480
Odontoprev SA	28,989	131,096
Petroleo Brasileiro SA(d)	140,088	991,218
Porto Seguro SA	4,400	64,718
Qualicorp SA	8,500	57,363
Raia Drogasil SA	9,300	210,707
Rumo SA(d)	53,100	211,503

1

Schedule of Investments (unaudited) (continued) March 31, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Brazil (continued)
Sul America SA	10,107	$67,197
Suzano Papel e Celulose SA	13,600	137,423
TIM Participacoes SA	41,040	179,005
Ultrapar Participacoes SA	18,632	400,243
Vale SA	144,720	1,850,287
WEG SA	37,551	257,168

		11,383,677
Canada — 6.0%
Agnico Eagle Mines Ltd.	12,637	531,630
Alimentation Couche Tard, Inc., Class B	19,519	873,723
AltaGas Ltd.(b)	10,487	194,054
ARC Resources Ltd.	22,432	244,456
Atco Ltd. Class I	1,377	44,227
Bank of Montreal	26,307	1,987,191
Bank of Nova Scotia(b)	51,610	3,179,081
Barrick Gold Corp.	55,016	685,378
BCE, Inc.	4,167	179,313
BlackBerry Ltd.(d)	22,301	256,357
Bombardier, Inc., Class B(d)	49,282	143,445
Brookfield Asset Management, Inc., Class A	40,144	1,564,817
CAE, Inc.	17,287	321,762
Cameco Corp.	18,780	170,694
Canadian Imperial Bank of Commerce(b)	18,672	1,648,139
Canadian National Railway Co.	32,440	2,370,901
Canadian Natural Resources Ltd.	49,498	1,555,997
Canadian Pacific Railway Ltd.	6,471	1,141,158
Canadian Tire Corp. Ltd., Class A	3,022	397,351
Canadian Utilities Ltd., Class A	5,686	151,777
CCL Industries, Inc., Class B	6,846	345,608
Cenovus Energy, Inc.	48,424	412,319
CGI Group, Inc., Class A(d)	8,238	475,091
CI Financial Corp.	11,467	245,655
Constellation Software, Inc.	943	639,829
Crescent Point Energy Corp.	30,179	205,199
Dollarama, Inc.	5,518	670,632
Element Fleet Management Corp.	19,100	61,524
Empire Co. Ltd., Class A	12,024	241,348
Enbridge, Inc.	74,087	2,330,116
Encana Corp.	42,395	466,284
Fairfax Financial Holdings Ltd.	1,310	664,045
Finning International, Inc.	7,357	177,422
First Capital Realty, Inc.	10,928	172,612
First Quantum Minerals Ltd.	20,009	280,951
Fortis, Inc.	21,394	722,183
Franco-Nevada Corp.	9,165	625,299
George Weston Ltd.	1,579	127,119
Gildan Activewear, Inc.	13,076	377,660
Goldcorp, Inc.	37,227	514,044
Great-West Lifeco, Inc.	9,793	249,927
H&R Real Estate Investment Trust	11,922	194,605
Husky Energy, Inc.	15,100	216,125
Hydro One Ltd.(e)	6,642	107,852
IGM Financial, Inc.	4,062	118,769
Imperial Oil Ltd.	11,421	302,468
Industrial Alliance Insurance & Financial Services, Inc.	6,144	252,751
Intact Financial Corp.	6,587	494,965
Inter Pipeline Ltd.	18,400	319,342
Jean Coutu Group PJC, Inc., Class A	3,208	61,155
Keyera Corp.	12,123	315,319
Kinross Gold Corp.(d)	76,176	300,955
Linamar Corp.	2,834	154,816
Loblaw Cos. Ltd.	9,524	481,171
Magna International, Inc.	16,667	938,816
Manulife Financial Corp.	89,419	1,660,187

Security	Shares	Value
Canada (continued)
Methanex Corp.	4,533	$274,615
Metro, Inc.	8,726	278,371
National Bank of Canada	12,958	609,907
Nufarm Ltd.	29,816	1,409,164
Onex Corp.	4,171	300,826
Open Text Corp.	14,444	502,488
Pembina Pipeline Corp.	24,024	749,614
Power Corp. of Canada	11,598	264,665
Power Financial Corp.	12,359	309,467
PrairieSky Royalty Ltd.	13,775	301,193
Restaurant Brands International, Inc.	10,021	570,295
RioCan Real Estate Investment Trust(b)	4,172	76,552
Rogers Communications, Inc., Class B	16,311	728,478
Royal Bank of Canada	62,795	4,850,668
Saputo, Inc.	10,865	348,716
Seven Generations Energy Ltd., Class A(d)	12,030	149,400
Shaw Communications, Inc., Class B	17,093	329,296
Shopify, Inc., Class A(b)(d)	4,104	510,695
SNC-Lavalin Group, Inc.	6,877	301,961
Sun Life Financial, Inc.	28,019	1,150,685
Suncor Energy, Inc.	74,452	2,571,017
Teck Resources Ltd., Class B	25,600	659,299
TELUS Corp.	7,313	256,794
Thomson Reuters Corp.	11,366	439,254
Toronto-Dominion Bank	81,257	4,611,091
Tourmaline Oil Corp.	10,430	176,889
TransCanada Corp.(b)	39,012	1,613,350
Turquoise Hill Resources Ltd.(d)	39,981	122,269
Valeant Pharmaceuticals International, Inc.(d)	12,671	201,717
West Fraser Timber Co. Ltd.	3,334	221,542
Wheaton Precious Metals Corp.	19,138	389,935

		58,845,827
Chile — 0.3%
AES Gener SA	90,837	25,761
Aguas Andinas SA, Class A	76,400	49,697
Banco de Chile	853,024	143,329
Banco de Credito e Inversiones	755	56,008
Banco Santander Chile	1,921,256	161,870
Cencosud SA	73,021	223,767
Colbun SA	466,420	111,766
Companhia Cervecerias Unidas SA	4,404	64,804
Empresa Nacional de Telecomunicaciones SA	2,032	23,312
Empresas CMPC SA	65,894	250,886
Empresas COPEC SA	18,259	286,635
Enel Americas SA	1,755,061	409,718
Enel Generacion Chile SA	204,788	166,994
Enersis Chile SA	1,181,655	153,073
Itau CorpBanca	2,375,875	22,819
Latam Airlines Group SA	13,848	215,618
SACI Falabella	35,710	344,837

		2,710,894
China — 6.9%
3SBio, Inc.(d)(e)	25,500	58,082
58.com, Inc. - ADR(d)	4,858	387,960
AAC Technologies Holdings, Inc.	39,500	723,820
Agricultural Bank of China Ltd., Class H	1,137,000	652,914
Air China Ltd., Class H	62,000	80,069
Alibaba Group Holding Ltd. - ADR(b)(d)	51,877	9,521,505
Aluminum Corp. of China Ltd., Class H(b)(d)	164,000	92,625
Anhui Conch Cement Co. Ltd., Class H	60,500	332,929
ANTA Sports Products Ltd.	55,000	280,764
AviChina Industry & Technology Co. Ltd., Class H(b)	116,000	82,409
Baidu, Inc. - ADR(d)	12,455	2,779,831

2

Schedule of Investments (unaudited) (continued) March 31, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Bank of China Ltd., Class H	3,615,000	$1,974,727
Bank of Communications Co. Ltd., Class H	470,700	372,131
Beijing Capital International Airport Co. Ltd., Class H	100,000	135,058
Brilliance China Automotive Holdings Ltd.	148,000	312,470
Byd Co. Ltd., Class H	6,000	47,778
CGN Power Co. Ltd., Class H(b)(e)	546,000	142,045
China Cinda Asset Management Co. Ltd., Class H	360,000	131,809
China CITIC Bank Corp. Ltd., Class H	448,000	309,110
China Communications Construction Co. Ltd., Class H	239,000	247,146
China Communications Services Corp. Ltd., Class H	236,000	142,003
China Conch Venture Holdings Ltd.	92,500	283,851
China Construction Bank Corp., Class H	3,820,001	3,990,005
China Everbright Bank Co. Ltd., Class H(b)	299,000	144,861
China Evergrande Group(d)	138,000	441,092
China Galaxy Securities Co. Ltd., Class H	132,500	88,952
China Huarong Asset Management Co. Ltd., Class H(e)	320,000	135,645
China Huishan Dairy Holdings Co. Ltd.(d)(f)	109,840	—
China Life Insurance Co. Ltd., Class H	337,000	942,181
China Longyuan Power Group Corp. Ltd., Class H	126,000	97,307
China Medical System Holdings Ltd.	61,000	139,744
China Mengniu Dairy Co. Ltd.	137,000	472,797
China Merchants Bank Co. Ltd., Class H	183,078	759,933
China Minsheng Banking Corp. Ltd., Class H	306,400	300,515
China National Building Material Co. Ltd., Class H	132,000	145,236
China Oilfield Services Ltd., Class H	64,000	67,138
China Overseas Land & Investment Ltd.	182,000	638,235
China Pacific Insurance Group Co. Ltd., Class H	141,800	643,448
China Petroleum & Chemical Corp., Class H	1,056,400	937,114
China Railway Construction Corp. Ltd., Class H	67,000	67,423
China Railway Group Ltd., Class H	230,000	160,185
China Resources Gas Group Ltd.	48,000	167,856
China Resources Land Ltd.	137,111	503,836
China Shenhua Energy Co. Ltd., Class H	179,500	450,496
China Southern Airlines Co. Ltd., Class H	32,000	33,442
China Telecom Corp. Ltd., Class H	322,000	142,817
China Unicom Hong Kong Ltd.(d)	176,000	225,157
China Vanke Co. Ltd., Class H	56,000	257,859
Chongqing Rural Commercial Bank, Co. Ltd., Class H	122,000	94,308
CITIC Securities Co. Ltd., Class H	103,000	238,720
CNOOC Ltd.	852,000	1,261,547
Country Garden Holdings Co. Ltd.(b)	214,270	447,355
CSPC Pharmaceutical Group Ltd.	262,000	706,224
CSR Corp. Ltd., Class H	222,350	190,753
Ctrip.com International Ltd. - ADR(d)	18,942	883,076
Dongfeng Motor Group Co. Ltd., Class H	20,000	23,349
Far East Horizon Ltd.	141,000	149,757
Fosun International Ltd.(b)	131,500	288,520
Geely Automobile Holdings Ltd.	237,000	694,466
GF Securities Co. Ltd., Class H	93,600	173,370
Great Wall Motor Co. Ltd., Class H	157,500	159,625
Guangzhou Automobile Group Co. Ltd., Class H	28,000	52,006
Guangzhou R&F Properties Co. Ltd., Class H	80,800	204,355
Haitian International Holdings Ltd.	67,000	203,717
Haitong Securities Co. Ltd., Class H	163,200	217,376
Hengan International Group Co. Ltd.	28,000	261,022
Huaneng Power International, Inc., Class H	192,000	129,706
Huaneng Renewables Corp. Ltd., Class H	158,000	59,492
Huatai Securities Co. Ltd., Class H(e)	68,800	133,500
Industrial & Commercial Bank of China Ltd., Class H	3,415,000	2,976,123
JD.com, Inc. - ADR(d)	29,293	1,186,074
Jiangsu Expressway Co. Ltd., Class H	26,000	36,914
Jiangxi Copper Co. Ltd., Class H	36,000	51,848
Kingsoft Corp. Ltd.	25,000	80,537
Kunlun Energy Co. Ltd.	134,000	116,375

Security	Shares	Value
China (continued)
Lenovo Group Ltd.(b)	446,000	$229,392
Longfor Properties Co. Ltd.	51,500	158,790
NetEase, Inc. - ADR(b)	3,564	999,310
New China Life Insurance Co. Ltd., Class H	43,200	204,119
New Oriental Education & Technology Group, Inc. - ADR	7,040	617,056
PetroChina Co. Ltd., Class H	818,000	568,197
PICC Property & Casualty Co. Ltd., Class H	121,532	214,751
Ping An Insurance Group Co. of China Ltd., Class H	247,500	2,551,890
Semiconductor Manufacturing International Corp.(b)(d)	115,100	152,295
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	132,000	88,375
Shanghai Electric Group Co. Ltd., Class H(b)(d)	104,000	36,186
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	7,000	43,366
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	71,500	102,339
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,000	166,894
Shenzhou International Group Holdings Ltd.	35,000	370,820
SINA Corp.(d)	2,721	283,719
Sino Biopharmaceutical Ltd.	197,000	391,516
Sino-Ocean Group Holding Ltd.	137,000	100,318
Sinopec Shanghai Petrochemical Co. Ltd., Class H	123,000	75,159
Sinopharm Group Co. Ltd., Class H	48,000	240,362
SOHO China Ltd.	195,000	102,711
Sunac China Holdings Ltd.(b)	109,000	428,337
Sunny Optical Technology Group Co. Ltd.	29,400	551,671
TAL Education Group - ADR	14,334	531,648
Tencent Holdings Ltd.	254,400	13,656,075
Tingyi Cayman Islands Holding Corp.	88,000	182,545
TravelSky Technology Ltd.,Class H	59,000	172,332
Tsingtao Brewery Co. Ltd., Class H	14,000	73,524
Vipshop Holdings Ltd. - ADR(d)	19,089	317,259
Want Want China Holdings Ltd.	339,000	272,730
Weibo Corp. - ADR(d)	2,003	239,439
Weichai Power Co. Ltd., Class H	48,800	55,190
Yanzhou Coal Mining Co. Ltd., Class H	108,000	139,578
YY, Inc. - ADR(d)	282	29,666
Zhejiang Expressway Co. Ltd., Class H	54,000	55,382
Zhuzhou CRRC Times Electric Co. Ltd.	25,000	121,753
Zijin Mining Group Co. Ltd., Class H(b)	218,000	99,234
ZTE Corp., Class H(d)	14,400	47,420

		66,735,773
Colombia — 0.1%
Cementos Argos SA	13,113	45,477
Ecopetrol SA	242,372	226,839
Grupo Argos SA	6,618	44,577
Grupo de Inversiones Suramericana SA	15,087	201,300
Interconexion Electrica SA	6,953	33,147

		551,340
Czech Republic — 0.0%
CEZ AS	9,764	243,105
Komercni Banka AS	1,505	68,644

		311,749
Denmark — 1.2%
AP Moeller - Maersk A/S, Class A	151	222,458
AP Moeller - Maersk A/S, Class B	313	488,461
Carlsberg A/S, Class B	5,265	628,612
Chr Hansen Holding A/S	5,620	486,395
Coloplast A/S, Class B	5,770	489,393
Danske Bank A/S	32,399	1,213,935
DSV A/S	9,497	749,772
Genmab A/S(d)	2,569	553,478
ISS A/S	6,211	230,673
Novo Nordisk A/S, Class B	83,702	4,116,954

3

Schedule of Investments (unaudited) (continued) March 31, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Denmark (continued)
Novozymes A/S, Class B	10,715	$557,826
Orsted A/S(e)	8,625	561,159
Pandora A/S(b)	4,563	493,699
TDC A/S(d)	37,197	308,236
Tryg A/S	3,954	92,125
Vestas Wind Systems A/S	9,556	683,750
William Demant Holding A/S(d)	3,644	135,740

		12,012,666
Finland — 0.7%
Elisa OYJ	6,381	288,609
Fortum OYJ	21,504	461,970
Kone OYJ, Class B	14,572	727,257
Metso OYJ	5,754	181,542
Neste OYJ	6,007	418,117
Nokia OYJ	259,348	1,432,149
Nokian Renkaat OYJ	7,561	343,378
Orion OYJ, Class B	5,835	178,624
Sampo OYJ, Class A	18,106	1,008,733
Stora Enso OYJ, Class R	24,213	445,189
UPM-Kymmene OYJ	22,912	849,436
Wartsila OYJ	20,628	455,782

		6,790,786
France — 7.1%
Accor SA	8,895	480,551
Aeroports de Paris	1,364	297,163
Air Liquide SA	18,322	2,248,430
Airbus SE(b)	25,870	2,994,652
Alstom SA	8,023	361,857
Amundi SA(e)	2,890	232,088
Arkema SA	3,739	488,122
AtoS SE	4,829	661,617
AXA SA	83,859	2,229,224
BioMerieux	1,981	163,154
BNP Paribas SA	49,569	3,676,071
Bollore SA	36,855	196,599
Bouygues SA	10,881	545,554
Bureau Veritas SA	10,607	275,719
Capgemini SE	7,580	945,790
Carrefour SA	23,637	490,228
Casino Guichard-Perrachon SA(b)	2,964	145,173
Cie de Saint-Gobain	21,364	1,128,126
Cie Generale des Etablissements Michelin SCA	7,728	1,144,074
CNP Assurances	7,565	190,972
Credit Agricole SA	51,522	840,066
Danone SA	26,170	2,121,922
Dassault Aviation SA	127	242,622
Dassault Systemes SA	6,299	856,622
Edenred	7,415	257,913
Eiffage SA	2,780	316,618
Electricite de France SA	18,736	271,270
Engie SA	79,283	1,323,905
Essilor International SA	9,148	1,234,070
Eurazeo SA	1,871	172,276
Faurecia	3,630	293,725
Fonciere Des Regions	2,240	247,113
Gecina SA	2,235	387,843
Getlink SE, Registered Shares	23,156	330,511
Hermes International	1,118	662,696
ICADE	1,426	138,443
Iliad SA	1,504	311,364
Imerys SA	151	14,675
Ingenico Group SA	1,926	156,328
JCDecaux SA	4,756	165,392

Security	Shares	Value
France (continued)
Kering	3,622	$1,737,172
Klepierre SA	10,451	421,250
L’Oreal SA	10,986	2,481,282
Lagardere SCA	7,752	221,429
Legrand SA	13,208	1,036,308
LVMH Moet Hennessy Louis Vuitton SE	12,413	3,825,353
Natixis SA	54,757	449,297
Orange SA	87,315	1,484,167
Pernod Ricard SA	8,786	1,462,151
Peugeot SA	23,757	572,054
Publicis Groupe SA	9,603	668,674
Remy Cointreau SA	958	136,653
Renault SA	8,444	1,024,660
Rexel SA	17,849	302,357
Safran SA	15,273	1,620,918
Sanofi	50,621	4,061,830
Schneider Electric SE	25,845	2,275,946
SCOR SE(b)	9,355	381,920
SEB SA	1,060	202,746
SES SA(b)	16,971	229,719
Societe BIC SA	1,438	143,055
Societe Generale SA	34,035	1,848,453
Sodexo SA	4,144	417,085
Suez(b)	18,816	272,643
Teleperformance	2,762	428,322
Thales SA	3,886	473,406
TOTAL SA	103,780	5,948,630
Unibail-Rodamco SE	4,857	1,109,452
Valeo SA(b)	11,655	770,979
Veolia Environnement SA	20,484	486,646
Vinci SA	21,820	2,149,161
Vivendi SA	47,816	1,240,098
Wendel SA	1,358	211,756

		69,336,110
Germany — 6.2%
adidas AG	8,438	2,052,943
Allianz SE, Registered Shares	19,663	4,444,961
Axel Springer SE(b)	2,564	214,487
BASF SE	40,197	4,076,669
Bayer AG, Registered Shares	37,094	4,181,744
Bayerische Motoren Werke AG	15,821	1,720,845
Beiersdorf AG	5,154	584,090
Brenntag AG	4,958	295,160
Commerzbank AG(d)	51,848	673,107
Continental AG	5,071	1,400,667
Covestro AG(e)	5,330	524,829
Daimler AG, Registered Shares(b)	42,680	3,636,336
Deutsche Bank AG, Registered Shares	92,397	1,288,980
Deutsche Boerse AG	8,727	1,193,009
Deutsche Lufthansa AG, Registered Shares	12,602	402,854
Deutsche Post AG, Registered Shares	42,591	1,865,455
Deutsche Telekom AG, Registered Shares	146,711	2,400,295
Deutsche Wohnen SE, Bearer Shares	15,404	718,749
E.ON SE	98,209	1,091,307
Evonik Industries AG(b)	2,807	98,984
Fraport AG Frankfurt Airport Services Worldwide	2,602	256,797
Fresenius Medical Care AG & Co. KGaA	9,794	1,000,288
Fresenius SE & Co. KGaA	18,556	1,418,881
GEA Group AG(b)	8,213	349,272
Hannover Rueck SE	1,534	209,287
HeidelbergCement AG	6,401	628,847
Henkel AG & Co. KGaA	5,077	639,619
Hochtief AG	1,191	222,632
HUGO BOSS AG	2,796	243,579
Infineon Technologies AG	55,159	1,483,403

4

Schedule of Investments (unaudited) (continued) March 31, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
Innogy SE(e)	4,794	227,232
K+S AG, Registered Shares(b)	3,336	96,350
Lanxess AG	5,116	392,173
Linde AG(d)	8,952	1,891,639
MAN SE	2,023	235,901
Merck KGaA	6,359	610,133
METRO AG	12,654	223,853
MTU Aero Engines AG	2,486	418,985
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	6,689	1,555,468
OSRAM Licht AG	3,229	237,613
ProSiebenSat.1 Media SE, Registered Shares(b)	9,297	322,015
RWE AG(b)(d)	26,492	654,834
SAP SE	43,304	4,546,130
Schaeffler AG	11,346	175,212
Siemens AG, Registered Shares	33,557	4,281,782
Steinhoff International Holdings NV(b)(d)	160,533	44,748
Symrise AG	6,340	510,493
Telefonica Deutschland Holding AG(b)	56,096	263,590
ThyssenKrupp AG(b)	19,076	498,114
TUI AG	20,400	437,449
Uniper SE	9,623	293,262
United Internet AG, Registered Shares	6,889	434,080
Volkswagen AG	1,804	361,071
Vonovia SE	22,571	1,119,291
Wirecard AG	5,612	665,255
Zalando SE(d)(e)	5,190	283,211

		60,097,960
Greece — 0.1%
Alpha Bank AE(d)	69,105	147,592
Eurobank Ergasias SA(d)	92,831	88,271
FF Group(d)	205	3,996
Hellenic Telecommunications Organization SA	12,770	173,105
JUMBO SA	9,692	173,395
National Bank of Greece SA(d)	19,364	6,265
OPAP SA	10,676	122,362
Piraeus Bank SA(b)(d)	16,566	52,750
Titan Cement Co. SA	1,660	41,324

		809,060
Hong Kong — 3.1%
AIA Group Ltd.	547,400	4,679,545
Alibaba Health Information Technology Ltd.(b)(d)	176,000	88,111
Alibaba Pictures Group Ltd.(b)(d)	480,000	62,781
ASM Pacific Technology Ltd.	12,700	178,922
Bank of East Asia Ltd.(b)	59,000	236,407
Beijing Enterprises Holdings Ltd.	21,000	110,588
Beijing Enterprises Water Group Ltd.	232,000	130,533
BOC Hong Kong Holdings Ltd.	168,000	824,171
China Everbright International Ltd.	107,000	151,082
China Everbright Ltd.	52,000	109,842
China Gas Holdings Ltd.(b)	74,000	271,297
China Jinmao Holdings Group Ltd.	172,000	99,266
China Merchants Port Holdings Co. Ltd.	65,720	146,034
China Mobile Ltd.	270,500	2,479,238
China Resources Beer Holdings Co. Ltd.	86,000	374,894
China Resources Power Holdings Co. Ltd.	118,000	216,346
China State Construction International Holdings Ltd.	70,000	85,968
China Taiping Insurance Holdings Co. Ltd.	35,072	117,815
CITIC Ltd.	220,000	309,795
CK Asset Holdings Ltd.	122,508	1,033,853
CK Hutchison Holdings Ltd.	124,008	1,489,988
CK Infrastructure Holdings Ltd.	26,000	213,104
CLP Holdings Ltd.	74,000	754,504

Security	Shares	Value
Hong Kong (continued)
COSCO SHIPPING Ports Ltd.(b)	134,000	$113,132
ENN Energy Holdings Ltd.	34,000	305,623
First Pacific Co. Ltd.	140,000	76,086
Fullshare Holdings Ltd.(b)(d)	262,500	145,496
Galaxy Entertainment Group Ltd.	111,000	1,018,834
GCL-Poly Energy Holdings Ltd.(d)	683,001	85,355
GOME Retail Holdings Ltd.	627,000	68,267
Guangdong Investment Ltd.	164,000	259,820
Haier Electronics Group Co. Ltd.	48,000	172,088
Hanergy Thin Film Power Group Ltd.(d)(f)	11,997	—
Hang Lung Group Ltd.	60,000	196,769
Hang Lung Properties Ltd.	70,000	164,292
Hang Seng Bank Ltd.	34,700	806,240
Henderson Land Development Co. Ltd.	55,208	362,003
HK Electric Investments & HK Electric Investments Ltd.(e)	183,500	177,938
HKT Trust & HKT Ltd.(a)	111,900	141,082
Hong Kong & China Gas Co. Ltd.	391,009	805,775
Hong Kong Exchanges & Clearing Ltd.	51,900	1,709,433
Hongkong Land Holdings Ltd.	41,500	286,724
Hysan Development Co. Ltd.	25,000	132,671
Jardine Matheson Holdings Ltd.	9,000	554,637
Jardine Strategic Holdings Ltd.	10,900	419,036
Kerry Properties Ltd.	46,000	208,011
Kingston Financial Group Ltd.	196,000	88,167
Li & Fung Ltd.	256,000	126,202
Link REIT	105,500	904,317
Melco Resorts & Entertainment Ltd. - ADR	5,653	163,824
MGM China Holdings Ltd.	76,400	198,708
MTR Corp. Ltd.	49,500	267,209
New World Development Co. Ltd.	280,666	400,020
Nine Dragons Paper Holdings Ltd.	39,000	59,108
NWS Holdings Ltd.	52,186	95,054
PCCW Ltd.	264,000	153,217
Power Assets Holdings Ltd.	70,000	625,337
Sands China Ltd.	83,200	452,137
Shanghai Industrial Holdings Ltd.	15,000	39,363
Shangri-La Asia Ltd.	32,000	64,975
Shimao Property Holdings Ltd.	51,000	146,273
Sino Land Co. Ltd.	130,800	212,007
SJM Holdings Ltd.(b)	69,000	60,450
Sun Art Retail Group Ltd.	110,000	128,723
Sun Hung Kai Properties Ltd.	68,000	1,079,361
Swire Pacific Ltd., Class A	21,000	212,658
Swire Properties Ltd.	38,200	134,356
Techtronic Industries Co. Ltd.	74,000	434,312
WH Group Ltd.(e)	370,500	396,985
Wharf Holdings Ltd.	61,000	211,200
Wharf Real Estate Investment Co. Ltd.(d)	61,000	398,719
Wheelock & Co. Ltd.	34,000	249,391
Wynn Macau Ltd.	73,600	269,761
Yue Yuen Industrial Holdings Ltd.	28,000	112,181

		30,057,411
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	7,976	87,024
OTP Bank PLC	11,103	498,878
Richter Gedeon Nyrt	7,402	154,684

		740,586
India — 2.0%
ACC Ltd.	1,747	40,581
Adani Ports & Special Economic Zone Ltd.	43,145	235,940
Ambuja Cements Ltd.	26,422	94,829
Asian Paints Ltd.	12,475	215,258
Aurobindo Pharma Ltd.	13,516	116,452

5

Schedule of Investments (unaudited) (continued) March 31, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
India (continued)
Axis Bank Ltd.	80,239	$633,137
Bajaj Auto Ltd.	3,253	137,546
Bajaj Finance Ltd.	10,000	273,378
Bajaj Finserv Ltd.	2,677	213,898
Bharat Forge Ltd.	11,954	129,226
Bharat Heavy Electricals Ltd.	34,158	42,958
Bharat Petroleum Corp. Ltd.	35,066	231,482
Bharti Airtel Ltd.	52,238	321,344
Bharti Infratel Ltd.	42,723	221,940
Bosch Ltd.	292	80,996
Cipla Ltd.	13,384	112,198
Coal India Ltd.	42,303	184,610
Container Corp. of India	3,001	57,606
Dabur India Ltd.	20,426	103,289
Dr. Reddy’s Laboratories Ltd.	1,007	32,349
Dr. Reddy’s Laboratories Ltd. - ADR(b)	4,517	147,661
Eicher Motors Ltd.	723	316,664
GAIL India Ltd.	21,856	110,659
Glenmark Pharmaceuticals Ltd.	5,797	47,040
Godrej Consumer Products Ltd.	9,238	155,721
Grasim Industries Ltd.	15,713	254,881
HCL Technologies Ltd.	23,046	342,254
Hero MotoCorp Ltd.	1,935	105,632
Hindalco Industries Ltd.	79,505	264,952
Hindustan Petroleum Corp. Ltd.	19,087	101,793
Hindustan Unilever Ltd.	31,045	637,292
Housing Development Finance Corp. Ltd.	69,047	1,944,922
ICICI Bank Ltd.	33,719	146,335
ICICI Bank Ltd. - ADR	22,806	201,833
Idea Cellular Ltd.(d)	101,616	118,887
IDFC Bank Ltd.	113,901	83,476
Indiabulls Housing Finance Ltd.	16,286	311,764
Infosys Ltd.	16,917	296,017
Infosys Ltd. - ADR(b)	67,380	1,202,733
ITC Ltd.	140,268	553,020
JSW Steel Ltd.	32,800	146,246
Larsen & Toubro Ltd.	7,003	141,623
Larsen & Toubro Ltd. - GDR	18,237	367,442
LIC Housing Finance Ltd.	17,978	148,597
Lupin Ltd.	11,830	134,153
Mahindra & Mahindra Financial Services Ltd.	10,804	77,302
Mahindra & Mahindra Ltd.	11,644	132,592
Mahindra & Mahindra Ltd., - GDR	27,036	310,914
Marico Ltd.	22,064	110,918
Maruti Suzuki India Ltd.	5,120	699,495
Motherson Sumi Systems Ltd.	44,877	215,648
Nestle India Ltd.	897	113,110
NTPC Ltd.	30,261	79,117
Oil & Natural Gas Corp. Ltd.	55,209	151,488
Piramal Enterprises Ltd.	4,721	177,104
Power Finance Corp. Ltd.	29,946	39,593
Reliance Industries Ltd.	8,632	117,822
Reliance Industries Ltd., - GDR(e)	54,998	1,495,735
Shree Cement Ltd.	231	57,524
Shriram Transport Finance Co. Ltd.	5,718	127,133
Siemens Ltd.	2,761	45,705
State Bank of India	27,343	105,593
State Bank of India - GDR	5,712	220,483
Sun Pharmaceutical Industries Ltd.	46,811	357,802
Tata Consultancy Services Ltd.	20,487	897,737
Tata Motors Ltd.(d)	52,939	268,703
Tata Motors Ltd. - ADR(b)(d)	6,008	154,406
Tata Power Co. Ltd.	42,988	52,406
Tata Steel Ltd.	11,672	103,279

Security	Shares	Value
India (continued)
Tech Mahindra Ltd.	26,191	$257,497
UltraTech Cement Ltd.	3,145	191,426
United Spirits Ltd.(d)	3,702	179,005
UPL Ltd.	13,245	149,294
Vedanta Ltd.	28,074	119,995
Vedanta Ltd. - ADR(b)	11,497	202,002
Wipro Ltd.	17,551	76,029
Wipro Ltd. - ADR(b)	9,888	51,022
Yes Bank Ltd.	92,630	437,428
Zee Entertainment Enterprises Ltd.	22,957	203,776

		19,739,697
Indonesia — 0.5%
Adaro Energy Tbk PT	1,086,700	169,318
Astra International Tbk PT	766,400	407,574
Bank Central Asia Tbk PT	414,200	703,637
Bank Danamon Indonesia Tbk PT	186,600	93,468
Bank Mandiri Persero Tbk PT	892,400	500,415
Bank Negara Indonesia Persero Tbk PT	405,600	256,863
Bank Rakyat Indonesia Persero Tbk PT	2,681,501	703,732
Bumi Serpong Damai Tbk PT	384,500	49,985
Charoen Pokphand Indonesia Tbk PT	271,300	68,129
Gudang Garam Tbk PT	22,300	117,759
Hanjaya Mandala Sampoerna Tbk PT	483,800	140,464
Indocement Tunggal Prakarsa Tbk PT	88,600	103,633
Indofood CBP Sukses Makmur Tbk PT	37,800	22,762
Indofood Sukses Makmur Tbk PT	159,200	83,462
Jasa Marga Persero Tbk PT(d)	75,780	25,325
Kalbe Farma Tbk PT	858,400	93,817
Matahari Department Store Tbk PT	98,800	78,917
Perusahaan Gas Negara Persero Tbk PT	426,200	71,679
Semen Indonesia Persero Tbk PT	106,000	79,944
Surya Citra Media Tbk PT	84,000	16,631
Telekomunikasi Indonesia Persero Tbk PT	2,223,800	584,759
Tower Bersama Infrastructure Tbk PT	291,500	118,229
Unilever Indonesia Tbk PT	45,500	164,128
United Tractors Tbk PT	79,900	186,405
XL Axiata Tbk PT(d)	563,500	103,713

		4,944,748
Ireland — 0.4%
Bank of Ireland Group PLC(d)	48,092	421,425
CRH PLC	41,195	1,395,353
DCC PLC	4,703	433,321
James Hardie Industries PLC	18,840	334,365
Kerry Group PLC, Class A	8,382	849,843
Paddy Power Betfair PLC	3,768	386,902

		3,821,209
Israel — 0.3%
Azrieli Group Ltd.	3,506	168,537
Bank Hapoalim BM	36,024	247,734
Bank Leumi Le-Israel BM	54,708	330,461
Bezeq The Israeli Telecommunication Corp. Ltd.	106,530	136,540
Check Point Software Technologies Ltd.(d)	6,041	600,113
Elbit Systems Ltd.	1,599	192,535
Frutarom Industries Ltd.	2,624	241,270
Israel Chemicals Ltd.	18,197	77,252
Mizrahi Tefahot Bank Ltd.	2,946	56,433
NICE Ltd.(d)	2,571	240,224
Teva Pharmaceutical Industries Ltd. - ADR(b)	38,947	665,604

		2,956,703
Italy — 1.5%
Assicurazioni Generali SpA	53,702	1,032,272
Atlantia SpA	23,080	715,165

6

Schedule of Investments (unaudited) (continued) March 31, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Italy (continued)
Enel SpA	355,410	$2,174,829
Eni SpA	109,684	1,932,111
Ferrari NV	5,899	709,128
Intesa Sanpaolo SpA	658,494	2,408,591
Leonardo SpA	15,326	177,247
Luxottica Group SpA	7,521	467,239
Mediobanca SpA	34,909	410,404
Poste Italiane SpA(e)	21,934	200,353
Prysmian SpA	10,105	317,318
Snam SpA	108,709	499,714
Telecom Italia SpA(d)	584,492	554,971
Telecom Italia SpA, Non-Convertible Savings Shares	170,819	142,219
Tenaris SA(b)	17,350	299,913
Terna - Rete Elettrica Nazionale SpA	71,935	420,380
UniCredit SpA(d)	90,226	1,885,825
UnipolSai Assicurazioni SpA	92,405	219,715

		14,567,394
Japan — 16.6%
Acom Co. Ltd.(b)(d)	14,700	66,012
Aeon Co. Ltd.	26,000	462,408
AEON Financial Service Co. Ltd.(b)	4,000	92,749
Aeon Mall Co. Ltd.	5,190	109,157
Air Water, Inc.	5,200	101,642
Aisin Seiki Co. Ltd.	7,000	382,011
Ajinomoto Co., Inc.	23,400	424,950
Alfresa Holdings Corp.	8,900	200,969
Alps Electric Co. Ltd.	7,600	188,132
Amada Holdings Co. Ltd.	21,800	264,989
ANA Holdings, Inc.	3,800	147,251
Aozora Bank Ltd.	7,000	280,955
Asahi Glass Co. Ltd.	9,600	402,310
Asahi Group Holdings Ltd.	20,000	1,075,572
Asahi Kasei Corp.	57,800	772,545
Asics Corp.(b)	4,600	85,679
Astellas Pharma, Inc.	95,500	1,460,766
Bandai Namco Holdings, Inc.	10,000	323,637
Bank of Kyoto Ltd.(b)	3,000	170,004
Benesse Holdings, Inc.	4,800	174,621
Bridgestone Corp.	29,300	1,289,019
Brother Industries Ltd.	9,200	213,324
Calbee, Inc.(b)	4,500	152,909
Canon, Inc.	47,400	1,719,591
Casio Computer Co. Ltd.(b)	7,800	116,187
Central Japan Railway Co.	6,500	1,240,476
Chiba Bank Ltd.	41,000	335,213
Chubu Electric Power Co., Inc.	33,600	482,218
Chugai Pharmaceutical Co. Ltd.	9,800	497,530
Chugoku Electric Power Co., Inc.(b)	14,700	179,581
Concordia Financial Group Ltd.	48,900	276,112
Credit Saison Co. Ltd.	7,700	128,879
CYBERDYNE, Inc.(d)	7,000	100,389
Dai Nippon Printing Co. Ltd.	13,000	270,152
Dai-ichi Life Holdings, Inc.	49,700	917,535
Daicel Corp.	11,900	130,673
Daiichi Sankyo Co. Ltd.	25,700	862,128
Daikin Industries Ltd.(b)	11,300	1,255,352
Daito Trust Construction Co. Ltd.	3,300	561,881
Daiwa House Industry Co. Ltd.	26,400	1,017,015
Daiwa Securities Group, Inc.	65,000	418,333
DeNA Co. Ltd.(b)	1,500	27,319
Denso Corp.	22,000	1,210,098
Dentsu, Inc.	11,900	525,895
Don Quijote Holdings Co. Ltd.	6,600	378,248
East Japan Railway Co.	14,700	1,374,359

Security	Shares	Value
Japan (continued)
Eisai Co. Ltd.(b)	12,300	$791,955
Electric Power Development Co. Ltd.(b)	7,100	183,009
FamilyMart UNY Holdings Co. Ltd.(b)	2,500	208,292
FANUC Corp.	8,800	2,264,707
Fast Retailing Co. Ltd.	2,600	1,044,505
Fuji Electric Co. Ltd.(b)	6,000	41,338
FUJIFILM Holdings Corp.	18,000	718,806
Fujitsu Ltd.	89,000	540,847
Fukuoka Financial Group, Inc.	38,000	208,171
Hachijuni Bank Ltd.(b)	20,900	113,585
Hakuhodo DY Holdings, Inc.	14,000	193,258
Hamamatsu Photonics KK	6,400	246,212
Hankyu Hanshin Holdings, Inc.	11,600	434,466
Hikari Tsushin, Inc.(b)	1,000	161,306
Hino Motors Ltd.	1,700	22,108
Hirose Electric Co. Ltd.	1,611	222,556
Hisamitsu Pharmaceutical Co., Inc.(b)	4,100	316,943
Hitachi Chemical Co. Ltd.	2,400	53,616
Hitachi Construction Machinery Co. Ltd.	4,600	178,558
Hitachi High-Technologies Corp.	4,000	190,154
Hitachi Ltd.	219,000	1,595,109
Hitachi Metals Ltd.(b)	8,000	94,022
Honda Motor Co. Ltd.	75,800	2,623,937
Hoshizaki Corp.	2,500	222,878
Hoya Corp.	17,500	883,971
Hulic Co. Ltd.	19,700	214,684
Idemitsu Kosan Co. Ltd.	5,000	191,304
IHI Corp.(b)	3,500	109,196
Iida Group Holdings Co. Ltd.(b)	6,800	127,110
Inpex Corp.(b)	45,900	569,588
Isetan Mitsukoshi Holdings Ltd.(b)	11,500	127,255
Isuzu Motors Ltd.	24,900	381,504
ITOCHU Corp.	65,600	1,280,982
J. Front Retailing Co. Ltd.	11,100	187,472
Japan Airlines Co. Ltd.(b)	1,000	40,716
Japan Airport Terminal Co. Ltd.(b)	1,700	66,004
Japan Exchange Group, Inc.	24,200	453,124
Japan Post Bank Co. Ltd.	8,300	112,639
Japan Post Holdings Co. Ltd.	59,100	718,208
Japan Real Estate Investment Corp.	28	145,550
Japan Retail Fund Investment Corp.	29	56,235
Japan Tobacco, Inc.	51,400	1,468,343
JFE Holdings, Inc.	25,600	516,386
JGC Corp.(b)	10,000	217,726
JSR Corp.	7,600	171,045
JTEKT Corp.	12,600	185,658
JXTG Holdings, Inc.	140,900	859,008
Kajima Corp.	47,000	441,864
Kakaku.com, Inc.(b)	7,400	130,960
Kamigumi Co. Ltd.	4,300	96,392
Kaneka Corp.	19,000	189,004
Kansai Electric Power Co., Inc.	30,300	396,160
Kansai Paint Co. Ltd.(b)	12,600	294,502
Kao Corp.	22,900	1,719,182
Kawasaki Heavy Industries Ltd.	5,800	187,164
KDDI Corp.	81,500	2,098,985
Keihan Holdings Co. Ltd.	2,600	80,665
Keikyu Corp.(b)	11,000	193,345
Keio Corp.(b)	5,400	232,742
Keisei Electric Railway Co. Ltd.	8,000	246,250
Keyence Corp.	4,540	2,835,946
Kikkoman Corp.(b)	8,000	324,339
Kintetsu Group Holdings Co. Ltd.	9,100	357,553
Kirin Holdings Co. Ltd.	42,500	1,131,438

7

Schedule of Investments (unaudited) (continued) March 31, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Kobe Steel Ltd.(d)	14,000	$138,871
Koito Manufacturing Co. Ltd.	4,500	314,254
Komatsu Ltd.	40,800	1,366,757
Konami Holdings Corp.	5,700	290,283
Konica Minolta, Inc.	13,300	113,063
Kose Corp.(b)	1,700	357,379
Kubota Corp.	43,400	765,038
Kuraray Co. Ltd.	19,300	334,629
Kurita Water Industries Ltd.	7,400	238,893
Kyocera Corp.	15,500	878,820
Kyowa Hakko Kirin Co. Ltd.	4,600	99,901
Kyushu Electric Power Co., Inc.(b)	25,500	307,977
Kyushu Financial Group, Inc.(b)	20,300	101,386
Lawson, Inc.	1,900	129,888
LINE Corp.(b)(d)	3,000	118,066
Lion Corp.	7,500	153,913
LIXIL Group Corp.(b)	13,600	301,685
M3, Inc.	10,600	487,048
Mabuchi Motor Co. Ltd.	2,300	114,420
Makita Corp.	11,600	574,596
Marubeni Corp.	54,600	398,718
Marui Group Co. Ltd.(b)	9,500	191,571
Maruichi Steel Tube Ltd.(b)	2,400	73,139
Mazda Motor Corp.	29,400	393,190
McDonald’s Holdings Co. Japan Ltd.	4,300	203,501
Mebuki Financial Group, Inc.	38,630	150,054
Medipal Holdings Corp.	10,300	214,971
MEIJI Holdings Co. Ltd.	4,900	376,403
MINEBEA MITSUMI, Inc.	19,000	408,532
MISUMI Group, Inc.	7,700	213,256
Mitsubishi Chemical Holdings Corp.	59,500	579,320
Mitsubishi Corp.	69,500	1,870,874
Mitsubishi Electric Corp.	92,400	1,499,703
Mitsubishi Estate Co. Ltd.	51,100	855,998
Mitsubishi Gas Chemical Co., Inc.	9,300	224,435
Mitsubishi Heavy Industries Ltd.	11,900	458,852
Mitsubishi Materials Corp.	6,200	183,783
Mitsubishi Motors Corp.(b)	36,300	259,599
Mitsubishi Tanabe Pharma Corp.	11,500	232,338
Mitsubishi UFJ Financial Group, Inc.	534,800	3,554,075
Mitsubishi UFJ Lease & Finance Co. Ltd.(b)	31,400	188,103
Mitsui & Co. Ltd.	76,200	1,311,238
Mitsui Chemicals, Inc.	11,400	361,941
Mitsui Fudosan Co. Ltd.	37,100	895,640
Mitsui OSK Lines Ltd.	4,700	133,469
Mixi, Inc.(b)	1,800	67,346
Mizuho Financial Group, Inc.	1,090,501	1,987,302
MS&AD Insurance Group Holdings, Inc.	20,400	633,695
Murata Manufacturing Co. Ltd.(b)	8,900	1,228,486
Nabtesco Corp.	5,000	194,742
Nagoya Railroad Co. Ltd.(b)	7,900	201,585
NEC Corp.	11,200	314,821
Nexon Co. Ltd.(d)	16,200	274,650
NGK Insulators Ltd.	15,000	259,829
NGK Spark Plug Co. Ltd.(b)	8,500	204,816
NH Foods Ltd.(b)	4,000	164,243
Nidec Corp.	10,800	1,662,213
Nikon Corp.	14,700	265,715
Nintendo Co. Ltd.(b)	5,100	2,265,793
Nippon Building Fund, Inc.	34	188,592
Nippon Electric Glass Co. Ltd.	5,600	162,334
Nippon Express Co. Ltd.	3,800	251,423
Nippon Paint Holdings Co. Ltd.(b)	8,300	305,715
Nippon Steel & Sumitomo Metal Corp.	35,547	780,432

Security	Shares	Value
Japan (continued)
Nippon Telegraph & Telephone Corp.	30,600	$1,427,583
Nippon Yusen KK(b)	5,300	104,060
Nissan Chemical Industries Ltd.	5,900	245,095
Nissan Motor Co. Ltd.(b)	89,300	921,767
Nisshin Seifun Group, Inc.	9,000	178,838
Nissin Foods Holdings Co. Ltd.	3,500	242,832
Nitori Holdings Co. Ltd.	3,400	596,244
Nitto Denko Corp.	7,300	551,727
NOK Corp.	3,800	74,205
Nomura Holdings, Inc.	159,300	928,928
Nomura Real Estate Holdings, Inc.(b)	5,200	122,103
Nomura Real Estate Master Fund, Inc.	104	144,739
Nomura Research Institute Ltd.	7,381	348,746
NSK Ltd.	6,000	80,719
NTT Data Corp.	25,400	266,897
NTT DOCOMO, Inc.	61,200	1,560,197
Obayashi Corp.	24,900	274,295
Obic Co. Ltd.	4,100	345,499
Odakyu Electric Railway Co. Ltd.(b)	12,300	250,570
Oji Holdings Corp.	39,000	251,365
Olympus Corp.	13,900	531,523
Omron Corp.	9,300	543,646
Ono Pharmaceutical Co. Ltd.(b)	20,500	652,244
Oracle Corp. Japan	2,500	207,485
Oriental Land Co. Ltd.	9,500	972,013
ORIX Corp.	60,000	1,075,258
Osaka Gas Co. Ltd.	13,700	272,478
Otsuka Corp.	5,800	295,700
Otsuka Holdings Co. Ltd.	17,700	887,826
Panasonic Corp.	100,900	1,448,974
Park24 Co. Ltd.	6,400	174,640
Pola Orbis Holdings, Inc.	5,600	233,448
Rakuten, Inc.	39,300	324,760
Recruit Holdings Co. Ltd.	47,400	1,188,016
Resona Holdings, Inc.	94,700	509,008
Ricoh Co. Ltd.(b)	28,600	282,534
Rinnai Corp.	2,100	199,718
Rohm Co. Ltd.	5,400	512,572
Ryohin Keikaku Co. Ltd.	1,400	467,727
Santen Pharmaceutical Co. Ltd.	14,000	234,444
SBI Holdings, Inc.	8,850	207,940
Secom Co. Ltd.	8,500	633,124
Sega Sammy Holdings, Inc.	14,100	228,453
Seibu Holdings, Inc.	9,800	171,818
Seiko Epson Corp.(b)	14,900	258,214
Sekisui Chemical Co. Ltd.	19,300	338,463
Sekisui House Ltd.	24,300	444,636
Seven & i Holdings Co. Ltd.	33,100	1,417,750
Seven Bank Ltd.(b)	32,800	105,224
Sharp Corp.(b)(d)	7,000	209,644
Shimadzu Corp.	11,000	303,436
Shimano, Inc.	3,300	476,211
Shimizu Corp.	29,000	258,702
Shin-Etsu Chemical Co. Ltd.	17,200	1,794,117
Shinsei Bank Ltd.	10,000	155,131
Shionogi & Co. Ltd.	14,500	755,066
Shiseido Co. Ltd.	18,400	1,181,593
Shizuoka Bank Ltd.	16,000	153,864
Showa Shell Sekiyu KK	13,900	189,220
SMC Corp.	2,500	1,016,998
Softbank Group Corp.	37,300	2,782,254
Sohgo Security Services Co. Ltd.(b)	4,200	206,403
Sompo Holdings, Inc.	14,800	596,337
Sony Corp.	57,000	2,804,418

8

Schedule of Investments (unaudited) (continued) March 31, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Sony Financial Holdings, Inc.(b)	6,900	$125,995
Stanley Electric Co. Ltd.	8,500	319,146
Start Today Co. Ltd.	9,600	249,864
Subaru Corp.	26,400	873,913
Sumitomo Chemical Co. Ltd.	76,000	440,929
Sumitomo Corp.	47,400	794,070
Sumitomo Dainippon Pharma Co. Ltd.(b)	9,100	152,020
Sumitomo Electric Industries Ltd.	33,500	511,997
Sumitomo Heavy Industries Ltd.	1,600	61,132
Sumitomo Metal Mining Co. Ltd.	11,900	492,203
Sumitomo Mitsui Financial Group, Inc.	60,600	2,570,911
Sumitomo Mitsui Trust Holdings, Inc.	15,200	621,363
Sumitomo Realty & Development Co. Ltd.	16,000	597,866
Sumitomo Rubber Industries Ltd.	5,200	95,874
Sundrug Co. Ltd.	1,000	46,806
Suntory Beverage & Food Ltd.	6,300	306,687
Suruga Bank Ltd.(b)	9,100	127,710
Suzuken Co. Ltd.	5,370	225,961
Suzuki Motor Corp.(b)	16,600	901,269
Sysmex Corp.	7,400	672,378
T&D Holdings, Inc.(b)	24,800	394,473
Taiheiyo Cement Corp.	5,900	211,924
Taisei Corp.	6,600	338,512
Taisho Pharmaceutical Holdings Co. Ltd.	2,100	207,621
Taiyo Nippon Sanso Corp.(b)	13,300	201,521
Takashimaya Co. Ltd.	13,000	124,965
Takeda Pharmaceutical Co. Ltd.	33,500	1,633,501
TDK Corp.	5,600	498,896
Teijin Ltd.(b)	7,200	136,817
Terumo Corp.	16,400	852,994
THK Co. Ltd.	5,800	241,279
Tobu Railway Co. Ltd.	11,400	348,320
Toho Co. Ltd.	5,500	183,067
Toho Gas Co. Ltd.(b)	3,600	112,523
Tohoku Electric Power Co., Inc.	14,800	201,328
Tokio Marine Holdings, Inc.	31,400	1,423,765
Tokyo Electric Power Co. Holdings, Inc.(d)	45,300	177,439
Tokyo Electron Ltd.(b)	7,400	1,368,934
Tokyo Gas Co. Ltd.	15,700	419,507
Tokyo Tatemono Co. Ltd.	9,200	139,261
Tokyu Corp.	26,500	417,302
Tokyu Fudosan Holdings Corp.	30,800	221,606
Toppan Printing Co. Ltd.	23,000	189,059
Toray Industries, Inc.	73,200	696,311
Toshiba Corp.(d)	244,000	711,682
Toto Ltd.(b)	3,600	188,751
Toyo Seikan Group Holdings Ltd.	8,500	126,833
Toyo Suisan Kaisha Ltd.	5,400	213,389
Toyoda Gosei Co. Ltd.	4,300	99,586
Toyota Industries Corp.	7,900	477,589
Toyota Motor Corp.	114,806	7,454,542
Toyota Tsusho Corp.	10,200	344,704
Trend Micro, Inc.	5,700	336,139
Tsuruha Holdings, Inc.	1,800	259,061
Unicharm Corp.	18,400	530,721
United Urban Investment Corp.	20	31,330
USS Co. Ltd.	12,100	247,656
West Japan Railway Co.	8,300	588,443
Yahoo! Japan Corp.(b)	29,700	139,023
Yakult Honsha Co. Ltd.	3,800	284,845
Yamada Denki Co. Ltd.(b)	39,300	238,815
Yamaguchi Financial Group, Inc.(b)	2,000	24,750
Yamaha Corp.	7,100	311,866
Yamaha Motor Co. Ltd.	11,600	345,123

Security	Shares	Value
Japan (continued)
Yamato Holdings Co. Ltd.(b)	17,700	$444,910
Yamazaki Baking Co. Ltd.	7,000	146,653
Yaskawa Electric Corp.	12,400	562,408
Yokogawa Electric Corp.	9,900	200,724
Yokohama Rubber Co. Ltd.(b)	5,000	115,882

		161,384,497
Luxembourg — 0.2%
ArcelorMittal(d)	31,358	996,001
Eurofins Scientific SE	613	323,035
RTL Group SA	2,199	182,569

		1,501,605
Malaysia — 0.6%
AirAsia Bhd	60,100	61,779
Alliance Bank Malaysia Bhd	90,800	100,708
AMMB Holdings Bhd	68,900	69,427
Astro Malaysia Holdings Bhd	29,600	15,656
Axiata Group Bhd	165,600	234,679
British American Tobacco Malaysia Bhd	13,600	92,560
CIMB Group Holdings Bhd(b)	239,100	444,923
Dialog Group Bhd	142,134	109,170
DiGi.Com Bhd(b)	144,300	173,288
Felda Global Ventures Holdings Bhd	89,900	38,774
Gamuda Bhd	129,800	173,131
Genting Bhd	119,100	268,564
Genting Malaysia Bhd	106,100	133,344
Genting Plantations Bhd	10,000	26,446
Hartalega Holdings Bhd	88,200	134,538
Hong Leong Bank Bhd	31,140	151,402
Hong Leong Financial Group Bhd	7,000	34,833
IHH Healthcare Bhd(b)	63,500	98,747
IJM Corp. Bhd	126,600	88,263
IOI Corp. Bhd	102,200	126,415
IOI Properties Group Bhd	19,116	7,957
Kuala Lumpur Kepong Bhd	17,500	116,058
Malayan Banking Bhd	204,800	557,886
Malaysia Airports Holdings Bhd	11,300	25,911
Maxis Bhd(b)	66,600	98,062
MISC Bhd	27,400	50,114
Petronas Chemicals Group Bhd	122,200	257,479
Petronas Dagangan Bhd	6,100	39,128
Petronas Gas Bhd	52,700	243,617
PPB Group Bhd(b)	12,600	62,437
Public Bank Bhd	104,620	650,487
RHB Bank Bhd(f)	12,900	—
RHB Capital Bhd	16,824	22,557
Sapura Energy Bhd(b)	314,900	41,663
Sime Darby Bhd	159,000	108,260
Sime Darby Plantation Bhd(d)	159,000	228,252
Sime Darby Property Bhd(d)	159,000	58,946
Telekom Malaysia Bhd(b)	55,900	75,286
Tenaga Nasional Bhd	141,300	591,285
UMW Holdings Bhd(d)	10,900	17,025
Westports Holdings Bhd	70,000	64,079
YTL Corp. Bhd	115,423	40,118
YTL Power International Bhd	42,840	11,215

		5,944,469
Malta — 0.0%
Brait SE(b)(d)	18,570	56,787

Mexico — 0.7%
Alfa SAB de CV, Series A	153,472	196,610
America Movil SAB de CV, Series L	1,472,964	1,397,614
Arca Continental SAB de CV	15,972	110,442

9

Schedule of Investments (unaudited) (continued) March 31, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Mexico (continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	119,103	$171,317
Cemex SAB de CV(d)	646,337	427,692
Coca-Cola Femsa SAB de CV, Series L	24,300	160,704
El Puerto de Liverpool SAB de CV, Series C1	10,900	81,240
Fibra Uno Administracion SA de CV	70,492	106,087
Fomento Economico Mexicano SAB de CV	84,432	770,105
Fresnillo PLC	11,261	201,075
Gentera SAB de CV	37,100	27,060
Gruma SAB de CV, Class B	9,959	114,255
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,800	156,114
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,700	180,346
Grupo Bimbo SAB de CV, Series A	46,764	102,325
Grupo Carso SAB de CV, Series A1	11,376	40,066
Grupo Financiero Banorte SAB de CV, Series O	111,495	681,542
Grupo Financiero Inbursa SAB de CV, Series O	99,700	165,015
Grupo Lala SAB de CV	9,900	13,467
Grupo Mexico SAB de CV, Series B	186,265	620,371
Grupo Televisa SAB CPO	109,894	349,569
Industrias Penoles SAB de CV	7,755	156,661
Infraestructura Energetica Nova SAB de CV	33,988	166,238
Kimberly-Clark de Mexico SAB de CV, Class A	78,500	146,983
Mexichem SAB de CV	36,623	112,085
Promotora y Operadora de Infraestructura SAB de CV	4,006	39,827
Wal-Mart de Mexico SAB de CV	235,215	598,517

		7,293,327
Netherlands — 3.7%
ABN AMRO Group NV CVA(e)	15,219	458,904
Aegon NV	87,307	589,044
AerCap Holdings NV(d)	6,629	336,223
Akzo Nobel NV	10,875	1,027,501
Altice NV, Class A(d)	21,614	178,628
ASML Holding NV	17,730	3,515,743
Boskalis Westminster	4,888	143,268
CNH Industrial NV	48,995	605,432
EXOR NV	4,238	301,678
Heineken Holding NV	3,148	324,588
Heineken NV(b)	10,532	1,132,758
ING Groep NV	172,633	2,913,216
Koninklijke Ahold Delhaize NV	57,569	1,364,150
Koninklijke DSM NV	8,586	853,422
Koninklijke KPN NV	174,659	525,198
Koninklijke Philips NV	41,821	1,601,409
Koninklijke Vopak NV	4,351	213,634
NN Group NV	13,789	612,644
NXP Semiconductors NV(d)	15,604	1,825,668
QIAGEN NV(d)	10,029	324,221
Randstad Holding NV(b)	4,170	274,636
Royal Dutch Shell PLC, Class A	201,214	6,366,117
Royal Dutch Shell PLC, Class B	165,761	5,333,932
Unilever NV CVA	73,107	4,126,555
Wolters Kluwer NV	13,895	739,003

		35,687,572
New Zealand — 0.1%
Auckland International Airport Ltd.(b)	55,568	246,578
Fisher & Paykel Healthcare Corp. Ltd.	27,280	261,328
Fletcher Building Ltd.	22,914	100,470
Mercury NZ Ltd.(b)	12,773	29,867
Meridian Energy Ltd.	95,908	198,372
Ryman Healthcare Ltd.(b)	13,399	103,109
Spark New Zealand Ltd.	115,784	280,942

		1,220,666

Security	Shares	Value
Norway — 0.5%
DNB ASA	42,803	$843,100
Gjensidige Forsikring ASA	10,710	196,981
Marine Harvest ASA	17,066	344,963
Norsk Hydro ASA	62,662	371,691
Orkla ASA	34,581	372,679
Schibsted ASA, Class B	6,527	167,058
Statoil ASA	48,719	1,153,079
Telenor ASA	36,284	825,139
Yara International ASA	7,303	312,058

		4,586,748
Pakistan — 0.0%
Habib Bank Ltd.	10,100	18,215
Lucky Cement Ltd.	14,850	88,585
MCB Bank Ltd.	6,700	12,895
Oil & Gas Development Co. Ltd.	11,100	16,802
United Bank Ltd.	8,400	14,982

		151,479
Peru — 0.1%
Compania de Minas Buenaventura SA - ADR	9,607	146,315
Credicorp Ltd.	3,283	745,372
Southern Copper Corp.(b)	1,484	80,403

		972,090
Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	70,570	91,954
Aboitiz Power Corp.	29,200	21,723
Ayala Corp.	13,480	245,972
Ayala Land, Inc.	475,200	376,045
Bank of the Philippine Islands	22,811	51,387
BDO Unibank, Inc.	93,622	251,049
DMCI Holdings, Inc.	170,000	39,794
Globe Telecom, Inc.	845	26,268
GT Capital Holdings, Inc.	7,210	161,535
International Container Terminal Services, Inc.	9,550	18,387
JG Summit Holdings, Inc.	156,443	188,594
Jollibee Foods Corp.	12,070	69,567
Megaworld Corp.	600,000	53,998
Metro Pacific Investments Corp.	1,468,000	148,028
Metropolitan Bank & Trust Co.	16,040	26,413
PLDT, Inc.	2,085	59,339
Security Bank Corp.	4,290	19,843
SM Investments Corp.	17,272	305,663
SM Prime Holdings, Inc.	486,150	316,076
Universal Robina Corp.	34,300	100,025

		2,571,660
Poland — 0.3%
Alior Bank SA(d)	6,930	149,232
Bank Handlowy w Warszawie SA	502	11,104
Bank Millennium SA(d)	13,346	32,084
Bank Pekao SA	7,442	268,455
Bank Zachodni WBK SA	2,479	262,784
CCC SA	981	67,010
Cyfrowy Polsat SA	8,953	65,325
Grupa Azoty SA	1,551	25,404
Grupa Lotos SA	1,964	30,371
Jastrzebska Spolka Weglowa SA(d)	4,762	112,901
KGHM Polska Miedz SA	7,250	184,662
LPP SA	55	139,813
mBank SA(d)	573	70,200
Orange Polska SA(d)	32,359	54,919
PGE SA(d)	30,296	87,809
Polski Koncern Naftowy ORLEN SA	15,864	390,465
Polskie Gornictwo Naftowe i Gazownictwo SA	93,796	155,037

10

Schedule of Investments (unaudited) (continued) March 31, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Poland (continued)
Powszechna Kasa Oszczednosci Bank Polski SA(d)	39,078	$462,709
Powszechny Zaklad Ubezpieczen SA	26,379	322,583
Tauron Polska Energia SA(d)	20,989	14,911

		2,907,778
Portugal — 0.1%
EDP - Energias de Portugal SA	98,398	373,873
Galp Energia SGPS SA	18,382	346,661
Jeronimo Martins SGPS SA	10,434	189,780

		910,314
Qatar — 0.1%
Barwa Real Estate Co.	2,548	23,444
Commercial Bank of Qatar QSC	3,352	27,619
Doha Bank QPSC	7,291	54,067
Ezdan Holding Group QSC	43,351	125,017
Industries Qatar QSC	6,371	184,306
Masraf Al Rayan QSC	15,444	150,124
Ooredoo QPSC	1,679	38,249
Qatar Electricity & Water Co. QSC	1,002	51,737
Qatar Insurance Co. SAQ	90	929
Qatar Islamic Bank SAQ	3,392	90,832
Qatar National Bank SAQ	13,186	472,393

		1,218,717
Romania — 0.0%
NEPI Rockcastle PLC	11,085	108,020

Russia — 0.9%
Alrosa PJSC	97,100	154,778
Gazprom PJSC	417,450	1,042,983
Gazprom PJSC - ADR	34,210	166,813
Inter Rao UES PJSC	2,615,256	174,987
Lukoil PJSC	16,928	1,179,134
Lukoil PJSC - ADR	2,414	166,671
Magnit PJSC - GDR	14,687	272,513
MMC Norilsk Nickel PJSC	3,113	583,521
Mobile TeleSystems PJSC - ADR	25,223	287,290
Moscow Exchange MICEX-RTS PJSC	63,850	131,064
Novatek PJSC - GDR	4,501	617,484
Novolipetsk Steel PJSC	57,306	144,442
Rosneft Oil Co. PJSC	21,260	117,607
Rosneft Oil Co. PJSC, - GDR	15,910	87,392
RusHydro PJSC	6,552,000	86,570
Sberbank of Russia PJSC	205,970	917,380
Sberbank of Russia PJSC - ADR	64,644	1,207,381
Severstal PJSC	10,830	164,735
Surgutneftegas OJSC - ADR	24,155	118,363
Tatneft PJSC	68,251	734,055
VTB Bank PJSC	86,510,001	77,441
VTB Bank PJSC, - GDR	50,000	97,900

		8,530,504
Singapore — 0.9%
Ascendas Real Estate Investment Trust	136,378	274,702
CapitaLand Commercial Trust	124,412	174,399
CapitaLand Ltd.	111,900	306,437
CapitaLand Mall Trust	85,800	136,578
City Developments Ltd.	17,400	173,377
ComfortDelGro Corp. Ltd.	98,300	154,312
DBS Group Holdings Ltd.	83,184	1,757,041
Genting Singapore PLC	233,000	193,255
Golden Agri-Resources Ltd.	270,000	72,382
Hutchison Port Holdings Trust(b)	277,900	82,329
Jardine Cycle & Carriage Ltd.	4,444	117,394
Keppel Corp. Ltd.	76,700	458,606
Oversea-Chinese Banking Corp. Ltd.	148,149	1,459,416

Security	Shares	Value
Singapore (continued)
SATS Ltd.	24,800	$97,456
SembCorp Industries Ltd.	40,000	95,659
Singapore Airlines Ltd.	28,600	237,656
Singapore Exchange Ltd.	12,500	70,568
Singapore Press Holdings Ltd.(b)	1,576	3,041
Singapore Technologies Engineering Ltd.	68,700	188,988
Singapore Telecommunications Ltd.	349,400	902,394
StarHub Ltd.	41,600	73,227
Suntec Real Estate Investment Trust(b)	137,100	198,776
United Overseas Bank Ltd.	59,300	1,247,803
UOL Group Ltd.	22,000	144,247
Wilmar International Ltd.	64,800	157,985
Yangzijiang Shipbuilding Holdings Ltd.	94,000	87,550

		8,865,578
South Africa — 1.7%
Anglo American Platinum Ltd.	810	22,225
AngloGold Ashanti Ltd.(b)	19,921	192,165
Aspen Pharmacare Holdings Ltd.	18,439	404,582
Barclays Africa Group Ltd.	20,871	334,272
Bid Corp. Ltd.	14,178	307,665
Bidvest Group Ltd.	15,555	295,187
Capitec Bank Holdings Ltd.	1,291	94,976
Coronation Fund Managers Ltd.	27,149	185,156
Discovery Holdings Ltd.	20,716	298,863
Exxaro Resources Ltd.	15,325	141,452
FirstRand Ltd.(b)	153,039	864,786
Fortress REIT, Ltd.(b)	67,928	68,582
Foschini Group Ltd.	6,728	126,907
Gold Fields Ltd.	38,623	155,874
Growthpoint Properties Ltd.(b)	72,731	174,536
Hyprop Investments Ltd.	7,562	69,125
Imperial Holdings Ltd.	3,661	72,167
Investec Ltd.	7,549	58,843
Liberty Holdings Ltd.(b)	1,922	20,383
Life Healthcare Group Holdings Ltd.(b)	22,772	53,108
MMI Holdings Ltd.	20,454	38,136
Mondi Ltd.	7,836	213,282
Mr Price Group Ltd.	10,819	260,174
MTN Group Ltd.	84,532	849,836
Naspers Ltd., Class N	19,719	4,825,493
Nedbank Group Ltd.	13,358	321,959
Netcare Ltd.	28,346	67,042
Pick n Pay Stores Ltd.	28,036	162,313
Pioneer Foods Group Ltd.	6,964	73,059
PSG Group Ltd.	2,684	51,052
Rand Merchant Investment Holdings Ltd.	48,390	163,599
Redefine Properties Ltd.	238,334	233,326
Remgro Ltd.	22,131	414,826
Resilient REIT Ltd.	17,014	71,857
RMB Holdings Ltd.	42,235	275,412
Sanlam Ltd.	68,068	491,739
Sappi Ltd.	29,677	191,016
Sasol Ltd.	24,215	826,122
Shoprite Holdings Ltd.	21,012	448,582
Sibanye Gold Ltd.	84,581	84,179
Spar Group Ltd.	4,305	73,658
Standard Bank Group Ltd.	59,541	1,100,224
Telkom SA SOC Ltd.	11,210	50,338
Tiger Brands Ltd.	7,701	241,028
Truworths International Ltd.(b)	20,564	187,460
Vodacom Group Ltd.	23,375	302,229
Woolworths Holdings Ltd.	39,270	199,073

		16,157,868

11

Schedule of Investments (unaudited) (continued) March 31, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea — 3.6%
Amorepacific Corp.	1,801	$520,451
Amorepacific Group	739	95,363
BGF retail Co. Ltd.	426	60,949
BNK Financial Group, Inc.	6,269	62,963
Celltrion, Inc.(d)	3,717	1,111,927
Cheil Worldwide, Inc.	4,081	70,000
CJ CheilJedang Corp.	98	29,538
CJ Corp.	848	126,087
CJ E&M Corp.	952	82,682
CJ Logistics Corp.(d)	414	53,681
Coway Co. Ltd.	2,504	206,259
Daelim Industrial Co. Ltd.	1,073	74,520
Daewoo Engineering & Construction Co. Ltd.(d)	19,237	94,657
Daewoo Securities Co. Ltd.	9,107	79,812
DGB Financial Group, Inc.	5,100	56,147
Dongbu Insurance Co. Ltd.	3,276	203,520
Doosan Heavy Industries & Construction Co. Ltd.(d)	776	11,643
E-Mart, Inc.	545	139,161
GS Engineering & Construction Corp.	6,155	173,463
GS Holdings Corp.	2,934	170,611
Hana Financial Group, Inc.	13,571	584,871
Hankook Tire Co. Ltd.	4,552	225,301
Hanmi Pharm Co. Ltd.	226	110,671
Hanmi Science Co. Ltd.	773	69,095
Hanon Systems	15,127	164,837
Hanssem Co. Ltd.	731	103,315
Hanwha Chemical Corp.	4,037	112,964
Hanwha Corp.	4,520	168,057
Hanwha Life Insurance Co. Ltd.	7,120	41,982
Hotel Shilla Co. Ltd.	1,174	102,244
Hyosung Corp.	1,140	128,846
Hyundai Department Store Co. Ltd.	314	26,802
Hyundai Development Co-Engineering & Construction	2,250	80,510
Hyundai Engineering & Construction Co. Ltd.	3,298	133,019
Hyundai Glovis Co. Ltd.	1,138	195,030
Hyundai Heavy Industries Co. Ltd.(d)	1,655	216,207
Hyundai Marine & Fire Insurance Co. Ltd.	4,560	169,132
Hyundai Mobis Co. Ltd.	3,088	737,631
Hyundai Motor Co.	7,283	983,252
Hyundai Robotics Co. Ltd.(d)	102	41,038
Hyundai Steel Co.	5,604	272,235
Hyundai Wia Corp.	513	26,591
Kakao Corp.	1,108	136,417
Kangwon Land, Inc.	7,491	192,038
KB Financial Group, Inc.	18,660	1,082,228
KCC Corp.	266	83,030
KEPCO Plant Service & Engineering Co. Ltd.	707	30,233
Kia Motors Corp.	10,630	318,431
Korea Aerospace Industries Ltd.(d)	2,844	134,098
Korea Electric Power Corp.	12,939	400,598
Korea Gas Corp.(d)	753	34,448
Korea Investment Holdings Co. Ltd.	1,486	116,646
Korea Zinc Co. Ltd.	398	180,736
Korean Air Lines Co. Ltd.	4,193	129,755
KT Corp.	1,200	30,898
KT&G Corp.	5,115	481,141
Kumho Petrochemical Co. Ltd.	423	38,718
LG Chem Ltd.	2,255	823,141
LG Corp.	5,702	468,054
LG Display Co. Ltd.	10,040	244,532
LG Electronics, Inc.	4,891	504,637
LG Household & Health Care Ltd.	441	494,485
Lotte Chemical Corp.	865	354,377
Lotte Corp.(d)	2,177	130,364

Security	Shares	Value
South Korea (continued)
Lotte Shopping Co. Ltd.	671	$148,071
NAVER Corp.	1,334	992,795
NCSoft Corp.	791	306,101
NH Investment & Securities Co. Ltd.	5,312	70,574
OCI Co. Ltd.	1,017	152,198
Orion Corp.	907	109,477
POSCO	3,587	1,144,972
Posco Daewoo Corp.	1,160	25,212
S-1 Corp.	442	39,809
S-Oil Corp.	1,514	171,435
Samsung Biologics Co. Ltd.(d)(e)	902	415,125
Samsung C&T Corp.	4,015	519,602
Samsung Card Co. Ltd.	1,210	40,819
Samsung Electro-Mechanics Co. Ltd.	144	14,655
Samsung Electronics Co. Ltd.	4,317	10,086,567
Samsung Fire & Marine Insurance Co. Ltd.	1,790	451,572
Samsung Heavy Industries Co. Ltd.(d)	7,060	52,561
Samsung Life Insurance Co. Ltd.	3,145	342,559
Samsung SDI Co. Ltd.	2,958	536,290
Samsung SDS Co. Ltd.	929	222,780
Samsung Securities Co. Ltd.	2,723	101,681
Samsung Techwin Co. Ltd.(d)	2,293	62,529
Shinhan Financial Group Co. Ltd.	19,796	844,483
Shinsegae Inc.	335	110,066
SK Holdings Co. Ltd.	1,542	434,906
SK Hynix, Inc.	26,498	2,030,064
SK Innovation Co. Ltd.	2,988	593,891
SK Networks Co. Ltd.	14,759	80,536
SK Telecom Co. Ltd.	1,198	259,770
Woori Bank	13,531	183,983
Yuhan Corp.	704	146,739

		35,217,891
Spain — 2.1%
Abertis Infraestructuras SA	33,665	754,699
ACS Actividades de Construccion y Servicios SA	11,646	454,375
Aena SME SA(e)	3,227	650,703
Amadeus IT Group SA	19,963	1,477,324
Banco Bilbao Vizcaya Argentaria SA	296,766	2,350,257
Banco de Sabadell SA	292,491	598,269
Banco Santander SA	716,293	4,688,407
Bankia SA	45,598	204,550
Bankinter SA(b)	38,876	400,241
CaixaBank SA	160,526	765,332
Enagas SA	3,839	105,130
Endesa SA	12,611	277,823
Ferrovial SA	20,411	426,747
Gas Natural SDG SA	17,935	428,074
Grifols SA	15,251	432,379
Iberdrola SA	251,368	1,848,407
Industria de Diseno Textil SA	47,632	1,497,484
Mapfre SA	66,978	222,835
Red Electrica Corp. SA	8,296	171,249
Repsol SA	55,171	980,700
Telefonica SA	197,701	1,958,593

		20,693,578
Sweden — 1.8%
Alfa Laval AB	11,214	265,750
Assa Abloy AB, Class B	44,693	968,740
Atlas Copco AB, A Shares	32,741	1,422,000
Atlas Copco AB, B Shares	15,828	618,014
Boliden AB	11,369	400,057
Electrolux AB, Class B	12,094	381,923
Essity AB, Class B(d)	27,428	760,117

12

Schedule of Investments (unaudited) (continued) March 31, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Sweden (continued)
Getinge AB, Class B	12,846	$146,285
Hennes & Mauritz AB, Class B	39,769	594,114
Hexagon AB, Class B	9,081	542,035
Husqvarna AB, Class B	2,063	19,944
ICA Gruppen AB	80	2,836
Industrivarden AB, Class C	8,883	207,170
Investor AB, Class B	19,921	884,961
Kinnevik AB, Class B	5,246	189,529
L E Lundbergforetagen AB, B Shares	3,372	242,407
Lundin Petroleum AB(d)	9,142	230,953
Millicom International Cellular SA	3,254	222,686
Nordea Bank AB	133,482	1,428,252
Sandvik AB	58,636	1,074,283
Securitas AB, Class B	13,331	226,981
Skandinaviska Enskilda Banken AB, Class A	69,868	734,054
Skanska AB, Class B	10,880	223,071
SKF AB, Class B	17,305	354,529
Svenska Handelsbanken AB, Class A	66,426	831,443
Swedbank AB, Class A	39,574	889,241
Swedish Match AB	8,644	391,726
Tele2 AB, Class B	13,773	165,859
Telefonaktiebolaget LM Ericsson, Class B	143,370	912,974
Telia Co. AB	121,392	571,967
Volvo AB, Class B	72,519	1,327,415

		17,231,316
Switzerland — 5.6%
ABB Ltd., Registered Shares	82,889	1,970,950
Adecco SA, Registered Shares	7,342	522,971
Baloise Holding AG, Registered Shares	2,014	308,109
Barry Callebaut AG, Registered Shares	143	279,673
Chocoladefabriken Lindt & Spruengli AG	47	291,598
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	6	436,754
Cie Financiere Richemont SA, Registered Shares	23,352	2,098,454
Coca-Cola HBC AG(d)	6,500	240,543
Credit Suisse Group AG, Registered Shares(d)	109,084	1,832,068
Dufry AG(b)(d)	1,558	204,643
EMS-Chemie Holding AG, Registered Shares	450	284,675
Geberit AG, Registered Shares	1,855	820,322
Givaudan SA, Registered Shares	405	923,944
Glencore PLC(d)	555,952	2,762,654
Julius Baer Group Ltd.(d)	11,443	704,219
Kuehne & Nagel International AG, Registered Shares	1,945	306,347
LafargeHolcim Ltd.(d)	20,366	1,115,948
Lonza Group AG, Registered Shares(d)	3,907	921,423
Nestle SA, Registered Shares	137,667	10,881,405
Novartis AG, Registered Shares	97,182	7,860,165
Pargesa Holding SA, Bearer Shares	1,995	177,014
Partners Group Holding AG	939	698,733
Roche Holding AG	31,248	7,168,198
Schindler Holding AG, Participation Certificates	2,360	509,211
Schindler Holding AG, Registered Shares	943	197,562
SGS SA, Registered Shares	280	688,780
Sika AG, Bearer Shares	110	862,857
Sonova Holding AG, Registered Shares	2,263	359,778
STMicroelectronics NV	30,473	678,138
Swatch Group AG, Bearer Shares	1,402	618,626
Swatch Group AG, Registered Shares	2,330	195,399
Swiss Life Holding AG, Registered Shares(d)	1,676	597,272
Swiss Prime Site AG, Registered Shares(d)	3,413	330,293
Swiss Re AG	12,568	1,282,774
Swisscom AG, Registered Shares	841	417,223
UBS Group AG, Registered Shares(d)	160,692	2,831,220

Security	Shares	Value
Switzerland (continued)
Vifor Pharma AG	2,169	$334,465
Zurich Insurance Group AG(d)	6,448	2,126,952

		54,841,360
Taiwan — 3.0%
Acer, Inc.(d)	69,504	58,482
Advanced Semiconductor Engineering, Inc.	382,687	558,325
Advantech Co. Ltd.	22,873	165,408
Asia Cement Corp.	170,233	165,338
Asia Pacific Telecom Co. Ltd.(d)	33,000	10,373
Asustek Computer, Inc.	38,220	358,583
AU Optronics Corp.	414,000	191,948
Catcher Technology Co. Ltd.	36,000	452,516
Cathay Financial Holding Co. Ltd.	377,935	677,699
Chailease Holding Co. Ltd.	66,795	231,977
Chang Hwa Commercial Bank Ltd.	221,236	128,544
Cheng Shin Rubber Industry Co. Ltd.	436	712
Chicony Electronics Co. Ltd.	15,778	40,317
China Airlines Ltd.(d)	103,687	38,142
China Development Financial Holding Corp.	577,765	205,635
China Life Insurance Co. Ltd.	114,293	119,220
China Steel Corp.	580,638	463,699
Chunghwa Telecom Co. Ltd.	158,000	608,831
Compal Electronics, Inc.	192,000	131,835
CTBC Financial Holding Co. Ltd.	868,601	627,640
Delta Electronics, Inc.	67,000	301,702
E.Sun Financial Holding Co. Ltd.	294,106	198,767
Eclat Textile Co. Ltd.	7,303	85,860
Eva Airways Corp.	73,205	37,755
Evergreen Marine Corp. Taiwan Ltd.(d)	93,376	48,763
Far Eastern New Century Corp.	95,607	86,732
Far EasTone Telecommunications Co. Ltd.	95,000	251,514
Feng TAY Enterprise Co. Ltd.	16,150	74,022
First Financial Holding Co. Ltd.	474,916	331,237
Formosa Chemicals & Fibre Corp.	128,360	484,660
Formosa Petrochemical Corp.	50,000	205,362
Formosa Plastics Corp.	152,040	541,501
Formosa Taffeta Co. Ltd.	31,000	34,374
Foxconn Technology Co. Ltd.	43,007	115,975
Fubon Financial Holding Co. Ltd.	278,952	483,285
Giant Manufacturing Co. Ltd.	10,000	53,033
Highwealth Construction Corp.	62,400	96,825
Hiwin Technologies Corp.	11,309	163,331
Hon Hai Precision Industry Co. Ltd.	701,000	2,186,397
Hotai Motor Co. Ltd.	8,000	80,202
HTC Corp.(d)	18,050	41,485
Hua Nan Financial Holdings Co. Ltd.	395,774	238,632
Innolux Corp.	428,494	189,388
Inventec Co. Ltd.	92,470	73,943
Largan Precision Co. Ltd.	5,000	582,058
Lite-On Technology Corp.	99,816	140,404
MediaTek, Inc.	79,255	911,927
Mega Financial Holding Co. Ltd.	505,110	436,857
Micro-Star International Co. Ltd.	43,000	146,021
Nan Ya Plastics Corp.	214,790	608,198
Nien Made Enterprise Co. Ltd.	9,000	87,092
Novatek Microelectronics Corp.	23,000	105,161
Pegatron Corp.	105,000	264,275
Phison Electronics Corp.	15,000	157,371
Pou Chen Corp.	92,000	122,852
Powertech Technology, Inc.	70,100	220,988
President Chain Store Corp.	26,000	263,124
Quanta Computer, Inc.	138,000	280,476
Realtek Semiconductor Corp.	23,240	101,151
Ruentex Development Co. Ltd.(d)	57,308	67,934

13

Schedule of Investments (unaudited) (continued) March 31, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
Ruentex Industries Ltd.(d)	17,521	$34,204
Shin Kong Financial Holding Co. Ltd.	292,832	112,229
Siliconware Precision Industries Co.	78,848	137,833
SinoPac Financial Holdings Co. Ltd.	537,001	190,966
Standard Foods Corp.	7,342	17,277
Synnex Technology International Corp.	134,500	202,416
TaiMed Biologics, Inc.(d)	15,000	125,431
Taishin Financial Holding Co. Ltd.	334,858	165,382
Taiwan Business Bank	261,801	78,396
Taiwan Cement Corp.	146,000	184,180
Taiwan Cooperative Financial Holding Co. Ltd.	421,394	249,130
Taiwan Mobile Co. Ltd.	67,800	254,124
Taiwan Semiconductor Manufacturing Co. Ltd.	1,107,001	9,376,510
Teco Electric and Machinery Co. Ltd.	39,000	32,462
Uni-President Enterprises Corp.	251,950	594,990
United Microelectronics Corp.	766,000	403,684
Vanguard International Semiconductor Corp.	38,000	83,186
Win Semiconductors Corp.	16,000	173,998
Wistron Corp.	129,362	111,909
WPG Holdings Ltd.	85,270	111,022
Yuanta Financial Holding Co. Ltd.	432,260	199,467
Zhen Ding Technology Holding Ltd.	14,710	35,547

		29,010,201
Thailand — 0.6%
Advanced Info Service PCL - NVDR	31,200	206,042
Airports of Thailand PCL - NVDR	176,800	374,265
Bangkok Bank PCL, Foreign Registered Shares	11,900	81,783
Bangkok Dusit Medical Services PCL - NVDR	123,900	93,244
Banpu PCL - NVDR(b)	227,900	145,194
BTS Group Holdings PCL - NVDR(b)	860,600	228,429
Bumrungrad Hospital PCL - NVDR	22,400	148,771
Central Pattana PCL - NVDR	63,000	158,452
Charoen Pokphand Foods PCL - NVDR	204,000	164,727
CP ALL PCL - NVDR	266,000	743,550
Delta Electronics Thailand PCL - NVDR	20,000	42,404
Energy Absolute PCL - NVDR	45,000	63,300
Glow Energy PCL - NVDR	53,900	146,860
Home Product Center PCL - NVDR	82,832	36,911
Indorama Ventures PCL - NVDR(b)	39,200	71,410
IRPC PCL - NVDR	492,400	114,475
Kasikornbank PCL - NVDR(b)	19,800	134,742
Kasikornbank PCL, Foreign Registered Shares	58,200	397,520
Krung Thai Bank PCL - NVDR	143,775	87,649
Minor International PCL - NVDR	146,680	178,725
PTT Exploration & Production PCL - NVDR	76,522	282,181
PTT Global Chemical PCL - NVDR	57,368	174,383
PTT PCL - NVDR	46,300	815,438
Siam Cement PCL - NVDR(b)	13,000	205,806
Siam Cement PCL, Foreign Registered Shares	5,400	85,358
Siam Commercial Bank PCL - NVDR	57,900	266,204
Thai Oil PCL - NVDR	51,600	150,404
Thai Union Group PCL - NVDR(b)	329,100	197,017
TMB Bank PCL - NVDR	271,500	21,938
True Corp. PCL - NVDR	355,740	79,207

		5,896,389
Turkey — 0.2%
Akbank TAS	114,009	277,217
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,158	97,164
Arcelik AS	20,968	95,332
BIM Birlesik Magazalar AS	8,704	157,834
Coca-Cola Icecek AS	4,750	43,427
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)(d)	78,385	50,429
Eregli Demir ve Celik Fabrikalari TAS	51,754	136,827

Security	Shares	Value
Turkey (continued)
Ford Otomotiv Sanayi	2,700	$41,985
Haci Omer Sabanci Holding AS	32,457	86,457
KOC Holding AS	17,992	74,444
Petkim Petrokimya Holding AS	56,271	115,940
TAV Havalimanlari Holding AS	2,171	13,078
Tofas Turk Otomobil Fabrikasi AS	4,704	31,704
Tupras Turkiye Petrol Rafinerileri AS	5,076	141,781
Turk Hava Yollari AO(d)	26,638	131,734
Turk Telekomunikasyon AS(d)	10,009	17,092
Turkcell Iletisim Hizmetleri AS	33,444	128,157
Turkiye Garanti Bankasi AS	101,489	281,412
Turkiye Halk Bankasi AS	58,372	134,563
Turkiye Is Bankasi AS, Class C	88,347	160,462
Turkiye Sise ve Cam Fabrikalari AS	47,105	61,978
Turkiye Vakiflar Bankasi Tao, Class D	43,060	71,304
Ulker Biskuvi Sanayi	3,956	22,063
Yapi ve Kredi Bankasi(d)	65,139	73,742

		2,446,126
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	138,930	250,158
Aldar Properties PJSC	145,452	84,444
DP World Ltd.	10,522	236,943
Dubai Islamic Bank PJSC	36,085	52,167
Emaar Malls PJSC	81,000	47,413
Emaar Properties PJSC	172,958	273,113
Emirates Telecommunications Group Co. PJSC	97,764	469,783
First Abu Dhabi Bank PJSC	58,972	187,847
Mediclinic International PLC(b)	17,716	149,472

		1,751,340
United Kingdom — 10.0%
3i Group PLC	43,115	520,392
Admiral Group PLC	11,495	297,518
Anglo American PLC	61,103	1,423,374
Antofagasta PLC	18,127	234,361
Ashtead Group PLC	23,868	650,803
Associated British Foods PLC	15,586	544,911
AstraZeneca PLC	56,767	3,902,235
Auto Trader Group PLC(e)	57,831	284,264
Aviva PLC	172,252	1,202,162
Babcock International Group PLC	15,027	141,053
BAE Systems PLC	140,249	1,147,475
Barclays PLC	759,577	2,219,564
Barratt Developments PLC	42,917	319,359
Berkeley Group Holdings PLC	6,196	329,376
BP PLC	876,134	5,909,613
British American Tobacco PLC	101,588	5,872,484
British Land Co. PLC	46,491	419,086
BT Group PLC	390,745	1,247,184
Bunzl PLC	15,074	443,271
Burberry Group PLC	22,113	527,096
Capita PLC(b)	33,043	66,781
Carnival PLC	8,108	521,859
Centrica PLC	283,823	566,246
Cobham PLC(d)	135,880	234,150
Coca-Cola European Partners PLC	6,565	273,498
Compass Group PLC	66,402	1,355,860
Croda International PLC	7,020	450,974
Diageo PLC	110,879	3,749,895
Direct Line Insurance Group PLC	28,235	151,185
easyJet PLC	8,921	201,096
Experian PLC	41,673	901,249
Ferguson PLC	11,292	849,270
Fiat Chrysler Automobiles NV(d)	49,117	1,001,804

14

Schedule of Investments (unaudited) (continued) March 31, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
G4S PLC	67,608	$235,303
GKN PLC	77,675	503,478
GlaxoSmithKline PLC	219,057	4,254,315
Hammerson PLC	42,497	320,353
Hargreaves Lansdown PLC	12,676	290,960
HSBC Holdings PLC	892,030	8,376,797
IMI PLC	12,177	184,714
Imperial Brands PLC	43,345	1,475,875
InterContinental Hotels Group PLC	8,722	522,558
International Consolidated Airlines Group SA	20,851	180,525
Intertek Group PLC	8,251	540,095
Investec PLC	31,614	244,323
ITV PLC	151,643	306,966
J. Sainsbury PLC	72,193	242,170
Johnson Matthey PLC	5,498	234,551
Kingfisher PLC	97,026	398,030
Land Securities Group PLC	39,151	515,108
Legal & General Group PLC	273,709	991,716
Lloyds Banking Group PLC	3,190,038	2,901,740
London Stock Exchange Group PLC	13,868	802,995
Marks & Spencer Group PLC	87,368	331,863
Meggitt PLC	42,920	260,375
Merlin Entertainments PLC(e)	40,221	195,577
Micro Focus International PLC	19,004	265,364
Mondi PLC	12,885	346,324
National Grid PLC	136,997	1,542,104
Next PLC	6,073	405,974
Old Mutual PLC	220,791	742,938
Pearson PLC	43,957	463,434
Persimmon PLC	14,724	522,588
Prudential PLC	115,039	2,874,672
Randgold Resources Ltd.	2,830	235,105
Reckitt Benckiser Group PLC	30,013	2,533,332
RELX NV(b)	46,182	957,301
RELX PLC	46,017	945,274
Rio Tinto PLC	53,740	2,726,987
Rolls-Royce Holdings PLC(d)	69,448	849,080
Royal Bank of Scotland Group PLC(d)	152,197	553,666
Royal Mail PLC	43,082	326,983
RSA Insurance Group PLC	54,630	483,665
Sage Group PLC(b)	45,514	408,963
Schroders PLC	4,883	219,092
Segro PLC	55,041	464,515
Severn Trent PLC	9,115	235,974
Shire PLC	40,465	2,013,936
Sky PLC	45,101	821,383
Smith & Nephew PLC	36,626	685,162
Smiths Group PLC	14,972	318,475
SSE PLC	38,217	685,588
St. James’s Place PLC	15,074	229,816
Standard Chartered PLC	148,478	1,488,100
Standard Life Aberdeen PLC	113,774	574,295
Taylor Wimpey PLC	136,947	354,788
Tesco PLC	370,231	1,071,526
Travis Perkins PLC	13,060	226,435
Unilever PLC	55,964	3,103,907
United Utilities Group PLC	37,850	380,116
Vodafone Group PLC	1,187,085	3,247,901
Weir Group PLC	13,734	384,986
Whitbread PLC	7,780	403,837
WM Morrison Supermarkets PLC	75,511	226,561
WPP PLC	57,151	908,223

		97,498,205

Security	Shares	Value
United States — 0.1%
Yum China Holdings, Inc.	17,332	$719,278

Total Common Stocks — 97.3% (Cost — $738,684,920)		946,192,275

Preferred Stocks — 1.4%

Brazil — 0.8%
Banco Bradesco SA, Preference Shares	137,977	1,650,818
Braskem SA, Preference A Shares	11,000	159,930
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares	13,700	100,008
Cia Brasileira de Distribuicao, Preference Shares	7,649	154,187
Cia Energetica de Minas Gerais, Preference Shares	55,184	143,081
Gerdau SA, Preference Shares	22,902	107,523
Itau Unibanco Holding SA, Preference Shares	147,120	2,286,488
Itausa - Investimentos Itau SA, Preference Shares	191,267	798,909
Klabin SA, Preference Shares	20,177	126,509
Lojas Americanas SA, Preference Shares	35,184	200,780
Petroleo Brasileiro SA, Preference Shares(d)	176,190	1,142,591
Telefonica Brasil SA, Preference Shares	19,455	297,000

		7,167,824
Chile — 0.0%
Embotelladora Andina SA, Preference ‘B’ Shares	9,221	45,246
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares	4,912	239,231

		284,477
Colombia — 0.1%
Bancolombia SA, Preference Shares	29,727	311,510
Grupo Aval Acciones y Valores SA	125,735	52,425
Grupo de Inversiones Suramericana SA, Preference Shares	5,800	73,900

		437,835
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares	392	36,785
Fuchs Petrolub SE, Preference Shares	3,377	183,319
Henkel AG & Co. KGaA, Preference Shares	7,725	1,015,475
Porsche Automobil Holding SE, Preference Shares	4,926	410,623
Volkswagen AG, Preference Shares	8,176	1,629,391

		3,275,593
Russia — 0.0%
Surgutneftegas OJSC, Preference Shares	395,001	204,285
Transneft PJSC, Preference Shares	33	98,772

		303,057
South Korea — 0.2%
Amorepacific Corp., Preference Shares	382	57,523
Hyundai Motor Co., Preference Shares	852	69,117
Hyundai Motor Co., Second Preference Shares	1,757	154,199
LG Chem Ltd., Preference Shares	179	36,437
Samsung Electronics Co. Ltd., Preference Shares	827	1,590,266

		1,907,542

Total Preferred Stocks — 1.4% (Cost — $9,238,769)		13,376,328

15

Schedule of Investments (unaudited) (continued) March 31, 2018	Total International ex U.S. Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Rights — 0.0%

South Korea — 0.0%
Samsung Heavy Industries Co., Ltd. (Expires 04/13/18)(d)	3,730	$7,246

Total Rights — 0.0% (Cost — $0)		7,246

Total Long-Term Investments — 98.7% (Cost — $747,923,689)		959,575,849

Short-Term Securities — 5.9%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 1.85%(c)(g)(h)	55,938,967	55,938,967
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.61%, 12/31/50(g)(h)	1,813,067	1,813,067

Total Short-Term Securities — 5.9% (Cost — $57,754,753)		57,752,034

Total Investments — 104.6% (Cost — $805,678,442)		1,017,327,883
Liabilities in Excess of Other Assets — (4.6)%		(44,327,210)

Net Assets — 100.0%		$973,000,673

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Non-income producing security.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Annualized 7-day yield as of period end.

(h)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	32,928,247	23,010,720	55,938,967	$55,938,967	$60,468	(b)	$(1,368)	$(5,922)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,291,425	521,642	1,813,067	1,813,067	11,845		—	—

				$57,752,034	$72,313		$(1,368)	$(5,922)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrower of securities.

Portfolio Abbreviations

ADR — American Depositary Receipts

ARC — Auction Rate Certificates

BHD — Bahraini Dinar

CLP — Chilean Peso

CVA — Certificaten Van Aandelen (Dutch Certificate)

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

MTN — Medium-Term Note

NOK — Norwegian Krone

NVDR — Non-voting Depository Receipts

REIT — Real Estate Investment Trust

S&P — S&P Global Ratings

16

Schedule of Investments (unaudited) (continued) March 31, 2018	Total International ex U.S. Index Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	27	06/14/18	$949	$(5,073)
E-Mini MSCI EAFE Index	86	06/15/18	8,603	(106,431)
MSCI Emerging Markets E-Mini Index	36	06/15/18	2,138	(45,166)

				$(156,670)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2018, the following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$45,104,432	$—	$45,104,432
Austria	—	1,906,459	—	1,906,459
Belgium	—	7,392,431	—	7,392,431
Brazil	11,364,902	18,775	—	11,383,677
Canada	58,845,827	—	—	58,845,827
Chile	1,836,107	874,787	—	2,710,894
China	18,199,450	48,536,323	—	66,735,773
Colombia	551,340	—	—	551,340
Czech Republic	243,105	68,644	—	311,749
Denmark	—	12,012,666	—	12,012,666
Finland	—	6,790,786	—	6,790,786
France	1,935,717	67,400,393	—	69,336,110
Germany	44,748	60,053,212	—	60,097,960
Greece	3,996	805,064	—	809,060
Hong Kong	309,320	29,748,091	—	30,057,411

17

Schedule of Investments (unaudited) (continued) March 31, 2018	Total International ex U.S. Index Master Portfolio

	Level 1	Level 2	Level 3	Total
Common Stocks: (continued)
Hungary	$—	$740,586	$—	$740,586
India	2,833,308	16,906,389	—	19,739,697
Indonesia	—	4,944,748	—	4,944,748
Ireland	1,236,745	2,584,464	—	3,821,209
Israel	1,265,717	1,690,986	—	2,956,703
Italy	—	14,567,394	—	14,567,394
Japan	—	161,384,497	—	161,384,497
Luxembourg	—	1,501,605	—	1,501,605
Malaysia	265,436	5,679,033	—	5,944,469
Malta	—	56,787	—	56,787
Mexico	7,092,252	201,075	—	7,293,327
Netherlands	2,161,891	33,525,681	—	35,687,572
New Zealand	—	1,220,666	—	1,220,666
Norway	—	4,586,748	—	4,586,748
Pakistan	134,677	16,802	—	151,479
Peru	972,090	—	—	972,090
Philippines	187,803	2,383,857	—	2,571,660
Poland	—	2,907,778	—	2,907,778
Portugal	—	910,314	—	910,314
Qatar	372,716	846,001	—	1,218,717
Romania	—	108,020	—	108,020
Russia	385,190	8,145,314	—	8,530,504
Singapore	—	8,865,578	—	8,865,578
South Africa	2,798,769	13,359,099	—	16,157,868
South Korea	307,017	34,910,874	—	35,217,891
Spain	—	20,693,578	—	20,693,578
Sweden	—	17,231,316	—	17,231,316
Switzerland	—	54,841,360	—	54,841,360
Taiwan	—	29,010,201	—	29,010,201
Thailand	393,156	5,503,233	—	5,896,389
Turkey	41,985	2,404,141	—	2,446,126
United Arab Emirates	1,030,323	721,017	—	1,751,340
United Kingdom	906,525	96,591,680	—	97,498,205
United States	719,278	—	—	719,278
Preferred Stocks	7,650,905	5,725,423	—	13,376,328
Rights	7,246	—	—	7,246
Short-Term Securities	57,752,034	—	—	57,752,034

	$181,849,575	$835,478,308	$—	$1,017,327,883

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(156,670)	$—	$—	$(156,670)

(a)	Derivative financial instruments are futures contracts. Futures are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Out of Level 1 (a)	Transfers Into Level 2 (a)
Assets:
Investments:
Long-Term Investments:
Common Stocks	$(56,332,390)	$56,332,390

(a)	External pricing service used to reflect any significant market movement between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

18

Schedule of Investments (unaudited) March 31, 2018	Treasury Money Market Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations — 67.8%
U.S. Treasury Obligations
U.S. Treasury Bills(a):
1.36%, 04/05/18	$13,810	$13,808,189
1.36%, 04/05/18	100,000	99,986,778
1.36%, 04/05/18	77,405	77,391,669
1.24%, 04/12/18	252,000	251,906,060
1.74%, 04/19/18	49,090	49,048,273
1.74%, 04/19/18	250,000	249,785,000
1.74%, 04/19/18	12,745	12,733,976
1.29%, 05/03/18	100,000	99,888,000
1.60%, 05/17/18	671,385	670,038,127
1.47%, 05/31/18	69,180	69,014,544
1.48%, 06/07/18	44,750	44,629,654
1.48%, 06/07/18	240,015	239,367,292
1.49%, 06/14/18	9,485	9,456,729
1.49%, 06/14/18	9,485	9,456,534
1.81%, 06/21/18	51,160	50,955,104
1.57%, 06/28/18	499,715	497,846,066
1.57%, 06/28/18	78,940	78,640,905
1.61%, 07/05/18	100,000	99,584,375
1.61%, 07/12/18	350,000	348,438,125
1.62%, 07/19/18	20,430	20,356,390
1.62%, 07/19/18	100,000	99,517,069
1.62%, 07/19/18	187,000	186,094,089
1.62%, 07/19/18	150,000	149,273,106
1.66%, 08/02/18	201,890	200,769,090
1.69%, 08/09/18	23,110	22,972,303
1.78%, 08/16/18	54,525	54,163,954
1.78%, 08/16/18	23,545	23,388,197
1.78%, 08/16/18	25,000	24,830,177
1.86%, 08/23/18	97,260	96,551,947
1.90%, 09/13/18	32,050	31,778,243
1.90%, 09/13/18	12,760	12,651,367
2.00%, 09/20/18	600,000	594,410,000
1.94%, 09/27/18	200,000	198,115,528

Security	Par (000)	Value
U.S. Treasury Notes:
(3 mo.Treasury money market yield + 0.19%), 1.96%, 04/30/18(b)	$259,030	$259,036,760
1.38%, 07/31/18	173,955	173,802,804
(3 mo.Treasury money market yield + 0.17%), 1.94%, 07/31/18(b)	52,020	52,019,356
1.38%, 09/30/18	59,920	59,849,152
0.88%, 10/15/18	14,995	14,929,393
(3 mo.Treasury money market yield + 0.17%), 1.94%, 10/31/18(b)	143,455	143,452,539
1.38%, 11/30/18	11,500	11,471,814
1.13%, 01/15/19	34,015	33,802,699
1.13%, 01/31/19	11,895	11,818,381
1.25%, 01/31/19	11,895	11,830,628
1.50%, 01/31/19	4,760	4,744,042
(3 mo.Treasury money market yield + 0.14%), 1.91%, 01/31/19(b)	56,535	56,556,526
(3 mo.Treasury money market yield + 0.07%), 1.84%, 04/30/19(b)	117,720	117,715,589
1.82%, 10/31/19(b)	261,785	261,829,884
1.77%, 01/31/20(b)	410,775	410,532,173

Total U.S. Treasury Obligations — 67.8% (Cost — $6,310,238,600)		6,310,238,600

Total Repurchase Agreements — 34.4%		3,205,000,000

Total Investments — 102.2% (Cost — $9,515,238,600*)		9,515,238,600
Liabilities in Excess of Other Assets — (2.2)%		(200,915,386)

Net Assets — 100.0%		$9,314,323,214

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Floating rate security. Rate shown is the rate in effect as of period end.

1

Schedule of Investments (unaudited) (continued) March 31, 2018	Treasury Money Market Master Portfolio

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received at value
Bank of Nova Scotia	1.77%		03/29/18	04/02/18	10,000	$10,000	1,967	U.S. Treasury Obligation, 0.63%, due 2/15/43	10,135,100	10,200,523
BNP Paribas Securities Corp.	1.80%		03/29/18	04/02/18	1,000,000	1,000,000	200,000	U.S. Treasury Obligations, 0.00% to 8.75%, due 9/30/18 to 8/15/46	1,117,110,627	1,020,000,000
Citigroup Global Markets, Inc.	1.80	%(a)	03/29/18	04/02/18	225,000	225,000	45,000	U.S. Treasury Obligations, 0.00% to 2.88%, due 5/17/18 to 8/15/45	233,276,800	229,500,010
Credit Agricole Corp.	1.77%		03/29/18	04/02/18	550,000	$550,000	108,167	U.S. Treasury Obligations, 0.00% to 1.00%, due 6/07/18 to 8/31/19	567,617,300	561,000,065
HSBC Securities (USA), Inc.	1.78%		03/29/18	04/02/18	90,000	90,000	17,800	U.S. Treasury Obligations, 1.25% to 3.13%, due 9/30/18 to 2/15/43	90,939,553	92,014,190
	1.78%		03/29/18	04/02/18	200,000	200,000	39,556	U.S. Treasury Obligations, 1.38% to 6.88%, due 3/31/20 to 2/15/43	189,560,900	204,403,120
	1.76%		03/27/18	04/03/18	45,500	45,500	15,571	U.S. Treasury Obligations, 1.88% to 2.63%, due 11/15/20 to 10/31/22	46,480,200	46,442,998
	1.78%		03/29/18	04/05/18	86,500	86,500	29,939	U.S. Treasury Obligations, 1.25% to 1.88%, due 10/31/18 to 10/31/22	89,051,900	88,283,228

Total HSBC Securities (USA), Inc.						$422,000				$431,143,536

Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.80%		03/29/18	04/02/18	8,000	8,000	1,600	U.S. Treasury Obligation, 1.38%, due 7/31/19	8,233,000	8,160,097
Mitsubishi UFJ Securities USA, Inc.	1.77%		03/29/18	04/02/18	500,000	500,000	98,333	U.S. Treasury Obligations, 0.13% to 8.75%, due 9/30/18 to 2/15/46	495,802,500	510,000,001
Natixis SA	1.80%		03/29/18	04/02/18	100,000	100,000	20,000	U.S. Treasury Obligations, 1.38% to 8.75%, due 6/30/18 to 11/15/46	99,513,700	102,000,001
TD Securities (USA) LLC	1.80%		03/29/18	04/02/18	390,000	390,000	78,000	U.S. Treasury Obligations, 4.50% to 4.75%, due 2/15/36 to 2/15/41	312,540,100	397,800,064

						$3,205,000				$3,269,804,297

(a)	Traded in a joint account.

2

Schedule of Investments (unaudited) (continued) March 31, 2018	Treasury Money Market Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significantunobservable inputs used by the BlackRock Global Valuation MethodologiesCommittee (the “Global Valuation Committee”) in determining the price for Fair ValuedInvestments. Level 3 investments include equity or debt issued by privately held companiesor funds. There may not be a secondary market, and/or there are a limited number ofof investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the GlobalValuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in thse securities For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a):	$—	$9,515,238,600	$—	$9,515,238,600

(a)	See above Schedule of Investments for values in each security type.

During the period ended March 31, 2018, there were no transfers between levels.

3

Schedule of Investments (unaudited) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 0.3%
American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93%, 09/15/22	$6,500	$6,411,554
Citibank Credit Card Issuance Trust:
Series 2016 - A1, Class A1, 1.75%, 11/19/21	3,000	2,955,809
Series 2017-A3, Class A3, 1.92%, 04/07/22	3,600	3,545,304
Honda Auto Receivables Owner Trust, Series 2015-3, Class A4, 1.56%, 10/18/21	2,000	1,989,280
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 03/15/23	3,000	2,976,982
Toyota Auto Receivables Owner Trust, Series 2014-C, Class A4, 1.44%, 04/15/20	87	87,198

Total Asset-Backed Securities — 0.3% (Cost — $18,275,162)		17,966,127

Corporate Bonds — 26.0%
Aerospace & Defense — 0.4%
Boeing Capital Corp., 4.70%, 10/27/19	250	258,212
Boeing Co.:
2.35%, 10/30/21	75	74,010
2.13%, 03/01/22	250	243,614
1.88%, 06/15/23	500	471,284
2.80%, 03/01/27	1,000	959,478
6.13%, 02/15/33	100	127,747
3.30%, 03/01/35	65	60,859
3.38%, 06/15/46	250	229,816
Embraer Netherlands Finance BV:
5.05%, 06/15/25	250	256,405
5.40%, 02/01/27	500	528,300
General Dynamics Corp.:
3.88%, 07/15/21	50	51,486
2.25%, 11/15/22	500	481,392
Harris Corp.:
3.83%, 04/27/25	500	502,935
4.85%, 04/27/35	1,065	1,136,789
L3 Technologies, Inc., 4.95%, 02/15/21	250	260,534
Lockheed Martin Corp.:
2.50%, 11/23/20	1,000	990,857
3.35%, 09/15/21	1,000	1,006,506
3.55%, 01/15/26	2,250	2,231,229
3.60%, 03/01/35	65	62,108
4.07%, 12/15/42	100	98,720
3.80%, 03/01/45	500	472,681
4.70%, 05/15/46	750	813,900
Northrop Grumman Corp.:
2.08%, 10/15/20	1,000	978,551
3.25%, 08/01/23	500	496,651
2.93%, 01/15/25	1,000	958,831
4.75%, 06/01/43	375	401,691
4.03%, 10/15/47	1,000	960,030
Precision Castparts Corp.:
2.50%, 01/15/23	150	146,117
4.20%, 06/15/35	250	260,865
Raytheon Co.:
4.88%, 10/15/40	250	291,082
4.70%, 12/15/41	100	114,274
Rockwell Collins, Inc.:
2.80%, 03/15/22	1,000	974,846
3.50%, 03/15/27	1,000	964,796
4.35%, 04/15/47	1,000	985,632
United Technologies Corp.:
1.90%, 05/04/20	1,000	979,781

Security	Par (000)	Value
Aerospace & Defense (continued)
1.95%, 11/01/21	$250	$240,082
3.10%, 06/01/22	600	595,110
5.70%, 04/15/40	300	359,018
4.50%, 06/01/42	950	965,007
4.15%, 05/15/45	250	241,993
3.75%, 11/01/46	750	676,315
4.05%, 05/04/47	500	474,966

		23,384,500
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.00%, 01/15/24	250	258,345
3.25%, 04/01/26	545	529,573
3.30%, 03/15/27	500	485,082
3.90%, 02/01/35	190	183,716
3.88%, 08/01/42	50	46,864
4.75%, 11/15/45	160	167,133
4.55%, 04/01/46	750	756,541
4.40%, 01/15/47	500	493,706
United Parcel Service, Inc.:
5.13%, 04/01/19	50	51,369
3.13%, 01/15/21	500	503,890
2.05%, 04/01/21	500	489,016
2.45%, 10/01/22	500	487,097
3.05%, 11/15/27	500	481,251
6.20%, 01/15/38	100	129,312
3.63%, 10/01/42	250	235,650
3.40%, 11/15/46	220	198,155
3.75%, 11/15/47	500	478,023

		5,974,723
Airlines — 0.0%
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24	140	145,161
Series 2016-2, Class AA, 3.20%, 12/15/29	474	452,907
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	39	39,346
Southwest Airlines Co., 2.75%, 11/06/19	75	74,863
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 02/15/27	165	170,543
Series 2016-1, Class AA, 3.10%, 01/07/30	487	468,782
US Airways Pass Through Trust, Series 2013-1 Class A, 3.95%, 05/15/27	193	192,747

		1,544,349
Auto Components — 0.0%
Aptiv PLC, 4.40%, 10/01/46	500	482,320
BorgWarner, Inc., 3.38%, 03/15/25	70	69,181

		551,501
Automobiles — 0.1%
Ford Motor Co.:
4.35%, 12/08/26	750	741,890
7.45%, 07/16/31	150	181,742
4.75%, 01/15/43	350	319,173
5.29%, 12/08/46	500	488,948
General Motors Co.:
4.88%, 10/02/23	600	626,109
4.20%, 10/01/27	2,000	1,957,224
5.00%, 04/01/35	750	742,925
6.60%, 04/01/36	250	286,515
5.15%, 04/01/38	500	498,394
5.20%, 04/01/45	250	243,224
6.75%, 04/01/46	275	319,239
5.40%, 04/01/48	500	499,462

		6,904,845

1

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks — 3.0%
Australia & New Zealand Banking Group Ltd.:
2.25%, 06/13/19	$250	$248,420
2.30%, 06/01/21	1,000	975,107
Bancolombia SA, 5.95%, 06/03/21	100	106,000
Bank of Montreal, 2.35%, 09/11/22	2,000	1,923,756
Bank of New York Mellon Corp.:
Series G, 2.20%, 05/15/19	250	249,029
2.30%, 09/11/19	500	496,144
2.15%, 02/24/20	250	246,675
2.45%, 11/27/20	190	187,138
2.50%, 04/15/21	250	245,129
2.05%, 05/03/21	500	485,397
3.55%, 09/23/21	50	50,800
2.60%, 02/07/22	1,000	981,033
2.20%, 08/16/23	1,000	940,113
3.00%, 02/24/25	105	101,776
2.80%, 05/04/26	70	65,926
3.25%, 05/16/27	750	724,242
3.30%, 08/23/29	1,000	940,154
Bank of Nova Scotia:
2.45%, 03/22/21	500	491,839
2.45%, 09/19/22	2,000	1,938,254
4.50%, 12/16/25	250	255,219
Barclays Bank PLC, 5.14%, 10/14/20	1,000	1,032,706
Barclays PLC:
3.25%, 01/12/21	1,250	1,241,002
3.20%, 08/10/21	750	741,050
3.68%, 01/10/23	1,500	1,486,975
4.38%, 09/11/24	500	488,422
3.65%, 03/16/25	450	433,498
5.20%, 05/12/26	250	252,011
4.34%, 01/10/28	750	743,696
4.84%, 05/09/28	3,000	2,950,076
4.95%, 01/10/47	250	256,412
BB&T Corp.:
5.25%, 11/01/19	100	103,468
2.45%, 01/15/20	250	247,920
2.63%, 06/29/20	250	247,906
2.75%, 04/01/22	1,000	981,475
2.85%, 10/26/24	500	479,778
BNP Paribas SA:
5.00%, 01/15/21	100	105,254
3.25%, 03/03/23	250	248,933
4.25%, 10/15/24	250	253,182
BPCE SA:
2.65%, 02/03/21	1,000	983,140
4.00%, 04/15/24	250	253,199
Branch Banking & Trust Co.:
1.45%, 05/10/19	1,000	985,612
3.80%, 10/30/26	250	251,180
Citibank NA, 1.85%, 09/18/19	1,500	1,479,723
Citizens Bank NA/Providence RI:
2.55%, 05/13/21	1,000	976,198
2.65%, 05/26/22	250	242,249
Commonwealth Bank of Australia, New York, 2.30%, 03/12/20	250	246,757
Compass Bank:
2.75%, 09/29/19	250	248,665
3.88%, 04/10/25	250	244,602
Cooperatieve Rabobank UA:
2.50%, 01/19/21	2,000	1,967,476
2.75%, 01/10/22	3,000	2,944,730
3.88%, 02/08/22	150	152,950

Security	Par (000)	Value
Banks (continued)
3.95%, 11/09/22	$1,000	$1,010,501
2.75%, 01/10/23	2,000	1,946,174
4.63%, 12/01/23	500	521,156
3.38%, 05/21/25	500	494,064
4.38%, 08/04/25	1,250	1,262,561
3.75%, 07/21/26	500	482,563
5.25%, 05/24/41	25	29,819
5.25%, 08/04/45	250	280,834
Credit Suisse AG, New York:
2.30%, 05/28/19	600	596,176
5.40%, 01/14/20	150	155,366
3.00%, 10/29/21	250	247,533
3.63%, 09/09/24	1,250	1,246,071
Discover Bank:
7.00%, 04/15/20	500	534,304
3.20%, 08/09/21	1,000	987,535
4.20%, 08/08/23	2,000	2,040,037
Fifth Third Bancorp:
3.50%, 03/15/22	100	100,398
4.30%, 01/16/24	250	256,295
8.25%, 03/01/38	425	609,931
Fifth Third Bank:
2.88%, 10/01/21	200	197,697
3.85%, 03/15/26	500	494,020
First Republic Bank, 4.63%, 02/13/47	500	513,785
HSBC Bank USA NA, 4.88%, 08/24/20	500	517,706
HSBC Holdings PLC:
3.40%, 03/08/21	500	502,319
2.95%, 05/25/21	500	494,997
2.65%, 01/05/22	1,500	1,458,431
4.88%, 01/14/22	150	157,649
(3 mo. LIBOR US + 1.06%), 3.26%, 03/13/23(a)	1,000	986,997
3.60%, 05/25/23	750	749,571
4.25%, 03/14/24	500	502,636
4.25%, 08/18/25	500	496,124
4.30%, 03/08/26	1,000	1,023,125
3.90%, 05/25/26	1,000	997,955
4.38%, 11/23/26	2,000	1,991,813
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(a)	3,000	2,997,960
6.50%, 05/02/36	200	247,577
6.50%, 09/15/37	750	934,111
6.80%, 06/01/38	250	320,619
5.25%, 03/14/44	250	275,018
HSBC USA, Inc.:
2.25%, 06/23/19	250	248,172
2.35%, 03/05/20	1,000	986,904
2.75%, 08/07/20	250	248,113
Huntington Bancshares, Inc., 3.15%, 03/14/21	250	248,753
ING Groep NV, 3.95%, 03/29/27	250	248,005
Intesa Sanpaolo SpA, 5.25%, 01/12/24	250	263,524
KeyBank NA:
2.25%, 03/16/20	500	493,516
2.50%, 11/22/21	1,000	976,511
2.30%, 09/14/22	350	336,209
KeyCorp:
2.90%, 09/15/20	500	497,734
5.10%, 03/24/21	100	105,522
KFW:
1.88%, 04/01/19	500	498,136
1.00%, 07/15/19	1,250	1,228,956
1.25%, 09/30/19	2,000	1,966,704
1.50%, 04/20/20	1,250	1,225,415
1.63%, 05/29/20	1,605	1,575,158

2

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
1.88%, 06/30/20	$750	$739,579
2.75%, 10/01/20	500	502,230
1.88%, 11/30/20	1,000	982,849
1.88%, 12/15/20	4,000	3,924,240
1.63%, 03/15/21	1,250	1,214,647
1.50%, 06/15/21	1,500	1,447,515
2.00%, 11/30/21	2,000	1,951,365
2.13%, 03/07/22	1,000	977,051
2.13%, 06/15/22	2,250	2,194,319
2.38%, 12/29/22	3,000	2,946,776
2.13%, 01/17/23	200	194,195
2.50%, 11/20/24	2,000	1,957,521
2.00%, 05/02/25	2,000	1,891,536
Lloyds Bank PLC, 2.70%, 08/17/20	250	247,415
Lloyds Banking Group PLC:
3.10%, 07/06/21	500	497,000
3.00%, 01/11/22	2,000	1,968,700
4.58%, 12/10/25	250	249,987
4.65%, 03/24/26	250	250,913
3.57%, 11/07/28(b)	500	471,923
5.30%, 12/01/45	250	266,597
Manufacturers & Traders Trust Co., 2.10%, 02/06/20	250	245,823
National Australia Bank Ltd.:
1.38%, 07/12/19	500	491,763
2.50%, 05/22/22	1,000	970,608
2.50%, 07/12/26	250	229,089
Oesterreichische Kontrollbank AG, 1.75%, 01/24/20	500	493,835
PNC Bank NA(h):
2.25%, 07/02/19	350	347,682
1.45%, 07/29/19	500	491,197
2.30%, 06/01/20	500	492,492
2.45%, 11/05/20	1,250	1,230,692
2.15%, 04/29/21	500	485,698
2.45%, 07/28/22	750	726,367
2.95%, 01/30/23	250	244,503
2.95%, 02/23/25	250	240,078
PNC Funding Corp., 3.30%, 03/08/22(h)	75	75,398
Regions Financial Corp.:
3.20%, 02/08/21	1,000	998,166
2.75%, 08/14/22	500	485,830
Royal Bank of Canada:
1.50%, 07/29/19	250	245,919
2.15%, 03/06/20	250	246,497
2.50%, 01/19/21	250	246,332
4.65%, 01/27/26	700	721,824
Santander Holdings USA, Inc.:
2.70%, 05/24/19	271	270,334
2.65%, 04/17/20	150	148,328
3.70%, 03/28/22	2,000	2,004,218
Santander UK Group Holdings PLC:
2.88%, 10/16/20	1,065	1,054,963
3.13%, 01/08/21	75	74,384
2.88%, 08/05/21	1,000	979,216
3.37%, 01/05/24(b)	3,000	2,934,798
Santander UK PLC, 2.38%, 03/16/20	250	246,535
Sumitomo Mitsui Banking Corp.:
2.45%, 01/16/20	250	247,300
2.45%, 10/20/20	750	738,209
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 03/09/21	1,500	1,491,890
2.44%, 10/19/21	1,000	971,231
2.85%, 01/11/22	1,000	983,173
3.78%, 03/09/26	500	498,975

Security	Par (000)	Value
Banks (continued)
3.01%, 10/19/26	$250	$234,926
3.36%, 07/12/27	1,000	962,817
SunTrust Bank:
2.90%, 03/03/21	500	495,975
2.45%, 08/01/22	1,000	963,454
Svenska Handelsbanken AB, 2.45%, 03/30/21	500	491,082
Synchrony Bank, 3.00%, 06/15/22	500	483,395
Toronto-Dominion Bank:
2.25%, 11/05/19	300	297,530
1.85%, 09/11/20	300	291,962
2.13%, 04/07/21	500	487,060
(5 year USD Swap + 2.21%), 3.63%, 09/15/31(a)	500	479,192
US Bancorp.:
4.13%, 05/24/21	50	51,662
Series V, 2.63%, 01/24/22	2,000	1,970,823
Series V, 2.38%, 07/22/26	500	454,020
US Bank NA:
1.40%, 04/26/19	750	740,728
2.13%, 10/28/19	250	247,486
2.05%, 10/23/20	1,000	978,569
2.80%, 01/27/25	500	478,546
Wells Fargo & Co.:
2.13%, 04/22/19	350	347,904
2.15%, 01/30/20	460	452,809
2.60%, 07/22/20	500	495,227
2.55%, 12/07/20	750	737,100
3.00%, 01/22/21	250	248,751
2.50%, 03/04/21	740	726,556
4.60%, 04/01/21	1,000	1,038,225
2.10%, 07/26/21	500	482,857
2.63%, 07/22/22	3,750	3,627,352
3.07%, 01/24/23	2,500	2,458,440
3.45%, 02/13/23	450	443,757
4.13%, 08/15/23	250	253,548
4.48%, 01/16/24	250	257,581
3.30%, 09/09/24	750	731,777
3.00%, 02/19/25	350	333,440
3.55%, 09/29/25	1,000	981,690
3.00%, 04/22/26	750	704,137
4.10%, 06/03/26	520	516,791
3.00%, 10/23/26	1,750	1,638,797
4.30%, 07/22/27	1,500	1,508,003
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(a)	1,000	975,780
5.38%, 11/02/43	400	441,638
5.61%, 01/15/44	656	752,150
4.65%, 11/04/44	345	347,983
3.90%, 05/01/45	150	144,179
4.90%, 11/17/45	500	524,168
4.40%, 06/14/46	600	582,349
4.75%, 12/07/46	1,100	1,127,193
Wells Fargo Bank NA:
1.75%, 05/24/19	2,500	2,471,649
2.15%, 12/06/19	750	741,921
2.60%, 01/15/21	2,000	1,972,094
Westpac Banking Corp.:
4.88%, 11/19/19	50	51,541
2.60%, 11/23/20	500	493,819
2.10%, 05/13/21	500	485,648
2.85%, 05/13/26	500	470,460
(5 year USD ICE Swap + 2.24%), 4.32%, 11/23/31(a)	750	744,435

		162,381,837

3

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21	$1,160	$1,150,915
2.63%, 01/17/23	500	486,462
3.30%, 02/01/23	2,250	2,251,654
3.70%, 02/01/24	750	762,590
3.65%, 02/01/26	4,500	4,473,219
4.70%, 02/01/36	1,500	1,587,097
4.63%, 02/01/44	650	672,939
4.90%, 02/01/46	2,220	2,394,294
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 01/15/22	3,000	3,059,923
2.50%, 07/15/22	1,200	1,165,613
4.00%, 04/13/28	1,000	1,012,208
4.38%, 04/15/38	1,000	1,020,268
8.20%, 01/15/39	150	224,222
4.95%, 01/15/42	500	542,277
3.75%, 07/15/42	300	275,320
4.60%, 04/15/48	1,000	1,034,418
4.44%, 10/06/48	632	636,682
Coca-Cola Co.:
1.88%, 10/27/20	500	490,332
2.45%, 11/01/20	350	348,291
2.20%, 05/25/22	250	242,748
2.88%, 10/27/25	125	121,667
2.55%, 06/01/26	750	712,283
2.90%, 05/25/27	250	241,504
Coca-Cola Femsa SAB de CV, 3.88%, 11/26/23	500	511,197
Constellation Brands, Inc.:
3.70%, 12/06/26	750	733,973
3.50%, 05/09/27	1,000	962,842
Diageo Capital PLC:
4.83%, 07/15/20	500	521,184
2.63%, 04/29/23	250	242,446
3.88%, 04/29/43	125	124,530
Diageo Investment Corp.:
2.88%, 05/11/22	100	98,854
4.25%, 05/11/42	250	265,657
Dr Pepper Snapple Group, Inc.:
2.70%, 11/15/22	100	96,126
4.42%, 12/15/46	500	469,711
Molson Coors Brewing Co.:
2.10%, 07/15/21	750	719,656
3.50%, 05/01/22	75	75,440
3.00%, 07/15/26	1,345	1,245,771
5.00%, 05/01/42	750	799,663
Pepsi-Cola Metropolitan Bottling Co., Inc., Series B, 7.00%, 03/01/29	200	262,131
PepsiCo, Inc.:
1.35%, 10/04/19	250	245,497
2.75%, 03/05/22	250	248,336
3.10%, 07/17/22	500	502,755
2.75%, 03/01/23	300	295,806
3.60%, 03/01/24	250	255,688
2.75%, 04/30/25	1,000	961,094
3.50%, 07/17/25	250	251,726
2.85%, 02/24/26	500	479,609
2.38%, 10/06/26	1,000	920,458
3.00%, 10/15/27	2,000	1,916,037
4.88%, 11/01/40	100	115,106
3.60%, 08/13/42	100	95,936
4.60%, 07/17/45	500	542,545
4.45%, 04/14/46	500	537,792
3.45%, 10/06/46	250	229,788

		39,634,280

Security	Par (000)	Value
Biotechnology — 0.5%
Amgen, Inc.:
2.20%, 05/22/19	$250	$248,425
3.45%, 10/01/20	100	101,000
4.10%, 06/15/21	250	257,769
1.85%, 08/19/21	250	239,547
2.70%, 05/01/22	500	488,489
2.25%, 08/19/23	250	235,531
3.63%, 05/22/24	250	251,687
3.13%, 05/01/25	750	724,003
2.60%, 08/19/26	715	652,829
3.20%, 11/02/27	2,000	1,895,008
5.65%, 06/15/42	750	887,910
4.40%, 05/01/45	425	424,400
4.56%, 06/15/48	500	509,161
4.66%, 06/15/51	904	933,170
Baxalta, Inc.:
2.88%, 06/23/20	500	496,484
4.00%, 06/23/25	100	99,838
5.25%, 06/23/45	350	382,203
Biogen, Inc.:
2.90%, 09/15/20	2,500	2,484,747
4.05%, 09/15/25	595	609,104
5.20%, 09/15/45	250	272,995
Celgene Corp.:
2.88%, 08/15/20	500	498,020
3.25%, 08/15/22	150	147,748
3.55%, 08/15/22	750	748,968
4.00%, 08/15/23	750	762,439
3.88%, 08/15/25	500	495,357
3.45%, 11/15/27	1,000	947,938
5.25%, 08/15/43	145	157,996
5.00%, 08/15/45	750	781,358
4.35%, 11/15/47	500	475,961
Gilead Sciences, Inc.:
1.85%, 09/20/19	500	493,762
2.55%, 09/01/20	500	495,964
1.95%, 03/01/22	1,000	956,974
2.50%, 09/01/23	500	481,926
3.70%, 04/01/24	750	753,347
3.50%, 02/01/25	170	169,545
3.65%, 03/01/26	1,325	1,329,727
2.95%, 03/01/27	500	473,061
4.60%, 09/01/35	1,350	1,445,967
5.65%, 12/01/41	50	59,387
4.50%, 02/01/45	150	155,514
4.75%, 03/01/46	1,000	1,077,394
4.15%, 03/01/47	750	734,384

		25,837,037
Building Materials — 0.0%
Martin Marietta Materials, Inc., 4.25%, 12/15/47	1,000	924,600

Building Products — 0.1%
Johnson Controls International PLC:
3.63%, 07/02/24(c)	80	80,157
5.13%, 09/14/45	250	280,448
4.95%, 07/02/64(c)	250	250,940
Masco Corp., 4.38%, 04/01/26	1,000	1,015,500
Owens Corning:
4.20%, 12/15/22	1,150	1,176,389
4.20%, 12/01/24	250	255,119
4.40%, 01/30/48	1,000	923,436

		3,981,989

4

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Capital Markets — 1.0%
Ameriprise Financial, Inc.:
4.00%, 10/15/23	$150	$155,246
2.88%, 09/15/26	500	472,745
Ares Capital Corp., 3.88%, 01/15/20	300	303,122
Brookfield Asset Management, Inc., 4.00%, 01/15/25	250	249,169
Charles Schwab Corp.:
4.45%, 07/22/20	100	103,652
3.00%, 03/10/25	80	77,584
CME Group, Inc.:
3.00%, 03/15/25	250	243,278
5.30%, 09/15/43	100	122,110
Franklin Resources, Inc., 2.80%, 09/15/22	150	147,906
Goldman Sachs Group, Inc.:
2.55%, 10/23/19	755	750,900
5.38%, 03/15/20	500	521,350
2.60%, 04/23/20	600	594,422
2.88%, 02/25/21	1,000	989,772
2.63%, 04/25/21	500	489,711
5.25%, 07/27/21	500	529,567
2.35%, 11/15/21	1,500	1,446,354
5.75%, 01/24/22	350	378,719
3.00%, 04/26/22	3,000	2,945,779
2.88%, 10/31/22(b)	1,000	978,932
3.63%, 01/22/23	150	150,518
4.00%, 03/03/24	425	431,540
3.85%, 07/08/24	500	502,291
3.50%, 01/23/25	750	735,733
3.75%, 05/22/25	250	247,468
3.27%, 09/29/25(b)	1,000	962,651
4.25%, 10/21/25	1,050	1,055,412
3.75%, 02/25/26	380	373,365
5.95%, 01/15/27	250	279,429
3.85%, 01/26/27	2,000	1,974,831
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(a)	500	484,736
6.13%, 02/15/33	400	480,748
6.75%, 10/01/37	1,150	1,440,620
4.02%, 10/31/38(b)	2,000	1,930,566
4.80%, 07/08/44	1,250	1,347,443
5.15%, 05/22/45	500	538,134
4.75%, 10/21/45	1,250	1,337,599
Invesco Finance PLC, 4.00%, 01/30/24	250	258,108
Jefferies Group LLC:
8.50%, 07/15/19	125	133,071
5.13%, 01/20/23	650	687,813
4.85%, 01/15/27	1,000	1,022,630
Landwirtschaftliche Rentenbank, Series 36, 2.00%, 12/06/21	2,000	1,953,177
Lazard Group LLC, 4.25%, 11/14/20	150	154,173
Legg Mason, Inc., 5.63%, 01/15/44	125	135,723
Morgan Stanley:
7.30%, 05/13/19	500	523,925
2.38%, 07/23/19	500	496,374
5.63%, 09/23/19	250	259,513
2.65%, 01/27/20	1,250	1,242,301
2.80%, 06/16/20	1,000	993,272
5.75%, 01/25/21	750	799,292
2.50%, 04/21/21	500	489,917
5.50%, 07/28/21	1,600	1,708,892
2.63%, 11/17/21	750	732,245
4.88%, 11/01/22	500	523,930
3.75%, 02/25/23	500	505,296
4.10%, 05/22/23	250	253,363
3.88%, 04/29/24	250	252,176

Security	Par (000)	Value
Capital Markets (continued)
3.70%, 10/23/24	$500	$497,559
4.00%, 07/23/25	505	509,702
5.00%, 11/24/25	250	261,428
3.88%, 01/27/26	500	499,565
3.13%, 07/27/26	500	473,167
4.35%, 09/08/26	500	503,565
3.63%, 01/20/27	2,000	1,957,626
3.95%, 04/23/27	250	243,419
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(a)	3,250	3,143,596
7.25%, 04/01/32	50	66,275
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(a)	1,000	976,933
6.38%, 07/24/42	50	64,692
4.30%, 01/27/45	500	505,541
4.38%, 01/22/47	1,000	1,023,328
Nasdaq, Inc., 4.25%, 06/01/24	250	253,814
Raymond James Financial, Inc., 4.95%, 07/15/46	500	540,673
State Street Corp.:
3.10%, 05/15/23	250	248,493
3.30%, 12/16/24	405	401,552
2.65%, 05/19/26	1,000	934,100
TD Ameritrade Holding Corp., 2.95%, 04/01/22	250	247,752

		52,251,373
Chemicals — 0.5%
Agrium, Inc.:
3.15%, 10/01/22	1,050	1,039,439
3.50%, 06/01/23	250	249,399
3.38%, 03/15/25	1,395	1,354,256
4.90%, 06/01/43	500	520,107
Albemarle Corp., 4.15%, 12/01/24	250	256,567
Dow Chemical Co.:
8.55%, 05/15/19	100	106,142
4.25%, 11/15/20	186	190,819
4.13%, 11/15/21	50	51,425
3.00%, 11/15/22	250	245,468
3.50%, 10/01/24	1,000	990,920
4.25%, 10/01/34	600	602,759
9.40%, 05/15/39	250	402,748
5.25%, 11/15/41	100	110,787
4.38%, 11/15/42	250	248,886
E.I. du Pont de Nemours & Co.:
2.20%, 05/01/20	3,250	3,205,076
4.25%, 04/01/21	500	516,646
2.80%, 02/15/23	1,000	976,897
Eastman Chemical Co.:
2.70%, 01/15/20	500	497,024
3.60%, 08/15/22	200	201,296
3.80%, 03/15/25	1,050	1,061,603
4.80%, 09/01/42	250	263,755
EI du Pont de Nemours & Co., 4.90%, 01/15/41	500	533,039
LYB International Finance BV:
4.00%, 07/15/23	450	458,408
5.25%, 07/15/43	75	82,225
4.88%, 03/15/44	350	364,713
LYB International Finance II BV, 3.50%, 03/02/27	1,000	959,707
LyondellBasell Industries NV, 4.63%, 02/26/55	100	97,636
Methanex Corp.:
3.25%, 12/15/19	250	248,807
4.25%, 12/01/24	250	246,907
Monsanto Co.:
2.85%, 04/15/25	1,000	948,140
4.20%, 07/15/34	800	802,295
4.40%, 07/15/44	150	145,889
3.95%, 04/15/45	120	108,137

5

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chemicals (continued)
Mosaic Co.:
3.75%, 11/15/21	$50	$50,491
4.25%, 11/15/23	1,000	1,019,628
4.05%, 11/15/27	1,000	975,313
5.45%, 11/15/33	250	264,716
Potash Corp. of Saskatchewan, Inc.:
3.63%, 03/15/24	250	249,290
3.00%, 04/01/25	250	237,425
4.00%, 12/15/26	250	249,698
PPG Industries, Inc., 2.30%, 11/15/19	350	348,005
Praxair, Inc.:
2.70%, 02/21/23	1,000	980,279
2.65%, 02/05/25	165	159,197
3.20%, 01/30/26	250	247,113
Rohm & Haas Co., 7.85%, 07/15/29	250	336,159
Sherwin-Williams Co.:
3.95%, 01/15/26	500	508,349
3.45%, 06/01/27	1,000	956,443
4.50%, 06/01/47	500	497,709
Westlake Chemical Corp.:
3.60%, 08/15/26	500	482,848
5.00%, 08/15/46	750	790,446

		26,441,031
Commercial Services & Supplies — 0.1%
Board of Trustees of The Leland Stanford Junior University, 3.65%, 05/01/48	250	252,371
Ecolab, Inc.:
2.25%, 01/12/20	135	133,504
4.35%, 12/08/21	122	127,484
3.25%, 01/14/23	250	250,156
George Washington University:
4.87%, 09/15/45	100	115,397
Series 2014, 4.30%, 09/15/44	250	265,413
Series 2018, 4.13%, 09/15/48	164	164,838
Massachusetts Institute of Technology, 4.68%, 12/31/99	300	334,882
Northwestern University:
3.87%, 12/01/48	100	103,871
Series 2017, 3.66%, 12/01/57	58	57,149
Pitney Bowes, Inc., 3.63%, 10/01/21	750	714,375
President and Fellows of Harvard College:
3.15%, 07/15/46	75	69,350
3.30%, 07/15/56	200	185,523
Republic Services, Inc.:
5.25%, 11/15/21	50	53,339
3.55%, 06/01/22	250	252,512
4.75%, 05/15/23	250	264,835
3.20%, 03/15/25	250	244,270
2.90%, 07/01/26	85	79,661
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	110	105,539
University of Southern California, 3.03%, 10/01/39	200	182,616
Waste Management, Inc.:
4.60%, 03/01/21	100	104,003
2.90%, 09/15/22	200	197,877
3.90%, 03/01/35	315	314,429
William Marsh Rice University, 3.77%, 05/15/55	300	305,665

		4,879,059
Communications Equipment — 0.1%
Cisco Systems, Inc.:
1.40%, 09/20/19	1,250	1,230,020
2.45%, 06/15/20	500	496,963

Security	Par (000)	Value
Communications Equipment (continued)
2.20%, 02/28/21	$250	$245,480
2.90%, 03/04/21	125	125,028
2.60%, 02/28/23	500	487,849
2.95%, 02/28/26	500	482,535
5.90%, 02/15/39	500	653,366
5.50%, 01/15/40	850	1,066,372
Juniper Networks, Inc.:
4.35%, 06/15/25	250	253,028
5.95%, 03/15/41	500	522,015
Motorola Solutions, Inc.:
3.50%, 09/01/21	500	501,554
3.75%, 05/15/22	150	149,806
3.50%, 03/01/23	250	246,407

		6,460,423
Construction & Engineering — 0.0%
ABB Finance USA, Inc., 2.88%, 05/08/22	100	98,928
Fluor Corp., 3.50%, 12/15/24	250	252,038

		350,966
Construction Materials — 0.0%
Vulcan Materials Co., 3.90%, 04/01/27	1,000	982,700
WW Grainger, Inc., 4.60%, 06/15/45	250	264,513

		1,247,213
Consumer Discretionary — 0.0%
Ecolab, Inc., 3.70%, 11/01/46	250	229,413
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28	225	215,683

		445,096
Consumer Finance — 0.4%
American Express Co.:
2.65%, 12/02/22	1,000	967,440
3.00%, 10/30/24	1,000	960,157
3.63%, 12/05/24	300	297,988
4.05%, 12/03/42	67	67,051
Automatic Data Processing, Inc., 2.25%, 09/15/20	500	493,977
Block Financial LLC, 4.13%, 10/01/20	500	507,771
Capital One Bank USA NA, 3.38%, 02/15/23	350	341,075
Capital One Financial Corp.:
2.45%, 04/24/19	250	248,881
2.50%, 05/12/20	1,000	984,370
4.75%, 07/15/21	1,000	1,042,810
3.50%, 06/15/23	110	108,579
3.75%, 04/24/24	250	248,173
3.20%, 02/05/25	250	239,780
4.20%, 10/29/25	340	336,892
3.75%, 07/28/26	230	218,819
3.75%, 03/09/27	500	482,918
3.80%, 01/31/28	2,000	1,937,213
Capital One NA, 2.25%, 09/13/21	1,000	962,078
Caterpillar Financial Services Corp.:
1.35%, 05/18/19	1,000	986,140
1.70%, 08/09/21	1,000	957,783
3.30%, 06/09/24	250	247,679
Discover Financial Services:
3.95%, 11/06/24	350	346,233
3.75%, 03/04/25	75	72,797
Equifax, Inc., 3.25%, 06/01/26	250	231,856
MasterCard, Inc., 3.38%, 04/01/24	250	252,534
Synchrony Financial:
3.00%, 08/15/19	2,000	1,993,970
3.75%, 08/15/21	1,500	1,512,545
4.50%, 07/23/25	190	190,014
Total System Services, Inc., 4.80%, 04/01/26	500	523,816

6

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Consumer Finance (continued)
Visa, Inc.:
2.20%, 12/14/20	$500	$492,100
2.15%, 09/15/22	1,000	963,628
2.80%, 12/14/22	750	740,440
3.15%, 12/14/25	1,945	1,907,655
2.75%, 09/15/27	150	141,431
4.15%, 12/14/35	500	532,458
4.30%, 12/14/45	500	536,318
3.65%, 09/15/47	195	189,347

		23,264,716
Containers & Packaging — 0.0%
Packaging Corp. of America, 4.50%, 11/01/23	250	260,893

Diversified Financial Services — 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.75%, 05/15/19	500	503,130
3.95%, 02/01/22	1,250	1,253,188
3.65%, 07/21/27	1,000	936,451
Air Lease Corp.:
3.88%, 04/01/21	175	177,629
4.25%, 09/15/24	250	253,431
American Express Credit Corp.:
1.88%, 05/03/19	2,000	1,981,453
2.25%, 08/15/19	250	248,542
2.25%, 05/05/21	1,000	974,110
2.70%, 03/03/22	1,000	978,530
3.30%, 05/03/27	500	484,517
Series F, 2.60%, 09/14/20	145	143,362
American Honda Finance Corp.:
1.65%, 07/12/21	750	719,023
2.30%, 09/09/26	1,000	922,993
Series A, 2.15%, 03/13/20	250	246,765
Banco Santander SA:
3.50%, 04/11/22	1,600	1,592,647
3.13%, 02/23/23	1,000	969,115
5.18%, 11/19/25	200	208,771
Bank of America Corp.:
2.63%, 10/19/20	750	744,821
2.63%, 04/19/21	1,500	1,477,567
(3 mo. LIBOR US + 0.66%), 2.37%, 07/21/21(a)	500	490,644
2.50%, 10/21/22	1,000	960,591
3.30%, 01/11/23	1,000	997,077
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(a)	1,000	979,182
(3 mo. LIBOR US + 0.93%), 2.82%, 07/21/23(a)	500	487,285
3.00%, 12/20/23(b)(d)	1,144	1,122,101
4.00%, 04/01/24	500	510,929
4.20%, 08/26/24	750	761,757
4.00%, 01/22/25	750	748,525
3.88%, 08/01/25	2,250	2,267,141
3.09%, 10/01/25(b)	1,000	961,390
3.37%, 01/23/26(b)	2,000	1,945,594
4.45%, 03/03/26	1,340	1,368,863
3.50%, 04/19/26	645	633,724
4.25%, 10/22/26	290	292,032
3.25%, 10/21/27	1,375	1,295,961
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(a)	750	740,960
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(a)	1,000	983,310
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(a)	500	485,636
3.42%, 12/20/28(b)(d)	3,044	2,915,839
3.97%, 03/05/29(b)	1,000	1,002,585
6.11%, 01/29/37	350	421,108
7.75%, 05/14/38	200	276,908
5.88%, 02/07/42	100	124,750

Security	Par (000)	Value
Diversified Financial Services (continued)
5.00%, 01/21/44	$250	$280,674
(3 mo. LIBOR US + 1.99%), 4.44%, 01/20/48(a)	1,150	1,200,542
Series L, 2.65%, 04/01/19	3,500	3,498,185
Series L, 2.25%, 04/21/20	750	739,086
Series L, 3.95%, 04/21/25	655	649,225
Series L, 4.18%, 11/25/27	1,000	991,345
Brookfield Finance, Inc., 4.70%, 09/20/47	500	485,008
Citigroup, Inc.:
2.55%, 04/08/19	1,000	998,997
2.05%, 06/07/19	500	495,400
2.50%, 07/29/19	250	248,984
2.45%, 01/10/20	2,000	1,981,415
2.40%, 02/18/20	695	687,434
2.70%, 03/30/21	750	739,299
2.90%, 12/08/21	750	738,574
2.75%, 04/25/22	1,500	1,461,168
4.05%, 07/30/22	250	254,054
3.50%, 05/15/23	500	494,021
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(a)	500	486,528
3.88%, 03/26/25	500	494,782
3.30%, 04/27/25	155	150,461
4.40%, 06/10/25	500	508,943
3.70%, 01/12/26	1,000	987,510
4.60%, 03/09/26	250	256,437
3.40%, 05/01/26	500	483,261
3.20%, 10/21/26	500	475,303
4.30%, 11/20/26	150	150,082
4.45%, 09/29/27	1,000	1,011,837
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(a)	1,000	994,586
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(a)	500	487,461
4.13%, 07/25/28	750	741,174
3.52%, 10/27/28(b)	3,500	3,378,752
6.63%, 06/15/32	100	121,852
6.13%, 08/25/36	184	217,712
8.13%, 07/15/39	575	870,725
6.68%, 09/13/43	250	323,962
5.30%, 05/06/44	500	548,406
4.65%, 07/30/45	250	266,367
4.75%, 05/18/46	500	508,072
Credit Suisse Group Funding Guernsey Ltd.:
3.13%, 12/10/20	250	248,608
3.45%, 04/16/21	2,000	1,999,621
3.80%, 09/15/22	500	503,494
3.80%, 06/09/23	1,000	1,001,894
3.75%, 03/26/25	500	488,327
4.55%, 04/17/26	250	255,426
4.88%, 05/15/45	500	528,952
Daimler Finance North America LLC, 8.50%, 01/18/31	100	145,571
Deutsche Bank AG:
2.85%, 05/10/19	1,000	996,448
3.13%, 01/13/21	200	196,774
4.25%, 10/14/21	665	675,441
3.95%, 02/27/23	2,000	1,994,321
4.10%, 01/13/26	350	338,752
Deutsche Bank AG, London, 3.70%, 05/30/24	215	207,538
Ford Motor Credit Co. LLC:
2.02%, 05/03/19	1,000	989,314
2.60%, 11/04/19	250	247,958
2.46%, 03/27/20	250	246,436
2.34%, 11/02/20	1,000	973,714
5.75%, 02/01/21	250	264,474
3.34%, 03/18/21	500	497,037
3.10%, 05/04/23	500	480,568

7

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
4.38%, 08/06/23	$220	$223,187
3.66%, 09/08/24	1,000	964,814
4.13%, 08/04/25	500	491,940
4.39%, 01/08/26	250	248,569
3.82%, 11/02/27	3,000	2,822,635
GE Capital International Funding Co.:
2.34%, 11/15/20	6,270	6,131,802
3.37%, 11/15/25	1,227	1,186,011
4.42%, 11/15/35	2,185	2,135,948
General Motors Financial Co., Inc.:
2.35%, 10/04/19	250	247,706
3.15%, 01/15/20	1,000	999,578
3.20%, 07/13/20	1,000	997,320
3.70%, 11/24/20	250	252,265
4.20%, 03/01/21	750	764,203
3.45%, 04/10/22	150	148,767
4.00%, 01/15/25	250	246,469
4.30%, 07/13/25	1,000	1,001,395
5.25%, 03/01/26	405	427,762
Intercontinental Exchange, Inc., 3.75%, 12/01/25	115	117,131
International Lease Finance Corp., 5.88%, 04/01/19	500	513,645
John Deere Capital Corp.:
2.25%, 04/17/19	100	99,721
1.25%, 10/09/19	500	488,809
2.05%, 03/10/20	1,000	986,664
2.80%, 03/04/21	250	249,051
3.90%, 07/12/21	50	51,365
2.65%, 01/06/22	140	137,902
2.80%, 03/06/23	500	490,352
3.05%, 01/06/28	300	287,384
JPMorgan Chase & Co.:
6.30%, 04/23/19	1,000	1,037,580
2.20%, 10/22/19	500	495,140
2.25%, 01/23/20	1,000	987,849
2.75%, 06/23/20	500	497,208
2.55%, 10/29/20	500	493,797
2.55%, 03/01/21	500	491,971
2.30%, 08/15/21	2,000	1,944,575
4.35%, 08/15/21	500	517,885
4.50%, 01/24/22	1,300	1,352,516
3.25%, 09/23/22	200	199,408
3.20%, 01/25/23	150	148,579
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(a)	1,500	1,465,043
3.38%, 05/01/23	250	246,830
2.70%, 05/18/23	500	482,387
3.63%, 05/13/24	1,000	997,604
3.88%, 09/10/24	1,300	1,297,842
3.13%, 01/23/25	250	241,056
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(a)	2,000	1,949,581
3.90%, 07/15/25	250	252,028
3.30%, 04/01/26	500	483,510
3.20%, 06/15/26	1,000	959,316
4.13%, 12/15/26	250	251,242
4.25%, 10/01/27	500	506,118
3.63%, 12/01/27	1,000	958,880
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(a)	2,000	1,987,997
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(a)	750	733,007
3.51%, 01/23/29(b)	1,000	970,702
6.40%, 05/15/38	100	130,252
(3 mo. LIBOR US + 1.36%), 3.88%, 07/24/38(a)	1,000	971,646
5.50%, 10/15/40	125	149,908
5.60%, 07/15/41	550	665,136
5.63%, 08/16/43	500	582,488

Security	Par (000)	Value
Diversified Financial Services (continued)
4.85%, 02/01/44	$100	$110,984
4.95%, 06/01/45	250	270,507
(3 mo. LIBOR US + 1.58%), 4.26%, 02/22/48(a)	250	251,506
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(a)	500	484,170
3.96%, 11/15/48(b)	1,500	1,443,719
Leucadia National Corp., 5.50%, 10/18/23	150	154,222
Lloyds Banking Group PLC:
4.34%, 01/09/48	1,000	931,898
Series ., 2.91%, 11/07/23(b)	1,000	964,027
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 02/22/22	1,500	1,480,212
3.85%, 03/01/26	500	500,719
2.76%, 09/13/26	250	230,902
3.29%, 07/25/27	1,000	956,071
Mizuho Financial Group, Inc.:
2.95%, 02/28/22	250	245,769
3.17%, 09/11/27	1,000	939,454
Moody’s Corp.:
2.75%, 07/15/19	40	39,870
4.50%, 09/01/22	550	573,770
3.25%, 01/15/28(d)	750	713,936
Morgan Stanley, 3.77%, 01/24/29(b)	3,000	2,953,566
MUFG Americas Holdings Corp., 3.00%, 02/10/25	250	241,155
National Rural Utilities Cooperative Finance Corp.:
2.30%, 11/15/19	250	248,371
2.30%, 09/15/22	1,000	964,855
3.40%, 11/15/23	350	353,966
2.85%, 01/27/25	250	240,931
PACCAR Financial Corp., 2.20%, 09/15/19	250	248,427
Royal Bank of Scotland Group PLC:
6.40%, 10/21/19	500	524,790
3.88%, 09/12/23	1,000	987,561
4.80%, 04/05/26	500	512,154
S&P Global, Inc., 4.40%, 02/15/26	750	787,465
Sumitomo Mitsui Financial Group, Inc.:
3.35%, 10/18/27	500	479,002
3.54%, 01/17/28	2,000	1,943,410
Toyota Motor Credit Corp.:
2.13%, 07/18/19	350	347,849
2.15%, 03/12/20	500	494,037
1.90%, 04/08/21	500	485,916
2.60%, 01/11/22	250	246,988
UBS AG:
2.38%, 08/14/19	800	794,149
2.35%, 03/26/20	500	492,989

		151,079,022
Diversified Telecommunication Services — 1.1%
AT&T, Inc.:
2.45%, 06/30/20	2,500	2,471,300
3.80%, 03/15/22	250	253,601
3.60%, 02/17/23	500	502,986
3.80%, 03/01/24	1,000	1,001,583
4.45%, 04/01/24	500	516,077
3.40%, 08/14/24	1,750	1,762,759
3.95%, 01/15/25	500	499,689
3.40%, 05/15/25	1,500	1,445,321
4.13%, 02/17/26	1,250	1,253,028
4.25%, 03/01/27	1,000	1,010,883
3.90%, 08/14/27	3,000	3,020,654
4.10%, 02/15/28(d)	2,544	2,526,007
4.30%, 02/15/30(d)	1,000	994,288
4.50%, 05/15/35	810	795,545
5.25%, 03/01/37	1,000	1,057,875

8

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Telecommunication Services (continued)
4.90%, 08/14/37	$1,750	$1,759,881
6.00%, 08/15/40	250	282,363
5.35%, 09/01/40	463	485,978
5.55%, 08/15/41	200	215,209
5.15%, 03/15/42	150	154,540
4.30%, 12/15/42	651	604,303
4.80%, 06/15/44	250	244,016
4.35%, 06/15/45	759	693,595
4.75%, 05/15/46	600	582,747
5.15%, 11/15/46(d)	952	972,961
5.65%, 02/15/47	250	270,917
5.45%, 03/01/47	750	796,052
4.50%, 03/09/48	750	697,076
4.55%, 03/09/49	500	467,311
5.15%, 02/14/50	1,250	1,262,714
5.70%, 03/01/57	500	537,771
5.30%, 08/14/58	500	504,180
British Telecommunications PLC, 9.13%, 12/15/30	900	1,315,036
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1,150	1,628,808
Orange SA:
9.00%, 03/01/31	250	365,866
5.38%, 01/13/42	575	660,833
Telefonica Emisiones SAU:
5.46%, 02/16/21	1,050	1,116,256
4.57%, 04/27/23	1,200	1,261,744
4.10%, 03/08/27	1,000	998,975
7.05%, 06/20/36	75	95,145
5.21%, 03/08/47	750	797,081
Telefonica Europe BV, 8.25%, 09/15/30	300	406,206
Verizon Communications, Inc.:
3.50%, 11/01/21	400	403,149
2.95%, 03/15/22	1,533	1,507,229
3.13%, 03/16/22	1,000	991,154
4.15%, 03/15/24	250	256,588
3.50%, 11/01/24	500	494,939
3.38%, 02/15/25(d)	3,992	3,923,796
2.63%, 08/15/26	900	821,914
4.13%, 03/16/27	750	759,686
4.50%, 08/10/33	1,750	1,771,564
4.40%, 11/01/34	500	493,801
4.27%, 01/15/36	1,250	1,196,580
5.25%, 03/16/37	1,250	1,347,887
4.81%, 03/15/39	596	609,055
3.85%, 11/01/42	250	220,168
6.55%, 09/15/43	750	919,917
4.86%, 08/21/46	500	504,589
5.50%, 03/16/47	250	277,032
4.52%, 09/15/48	500	481,769
5.01%, 04/15/49	1,981	2,039,305
5.01%, 08/21/54	1,150	1,149,837
4.67%, 03/15/55	1,500	1,426,767

		59,885,886
Electric Utilities — 1.5%
AEP Texas, Inc., 2.40%, 10/01/22	2,000	1,924,913
AEP Transmission Co. LLC, 3.10%, 12/01/26	500	482,469
Alabama Power Co.:
3.75%, 03/01/45	250	242,447
4.30%, 01/02/46	250	264,191
Series B, 3.70%, 12/01/47	2,500	2,397,550
Ameren Illinois Co.:
2.70%, 09/01/22	100	97,934
4.30%, 07/01/44	250	261,788

Security	Par (000)	Value
Electric Utilities (continued)
American Electric Power Co., Inc., Series F, 2.95%, 12/15/22	$500	$494,355
Appalachian Power Co., 4.40%, 05/15/44	250	262,043
Arizona Public Service Co.:
3.15%, 05/15/25	250	246,248
5.05%, 09/01/41	250	287,521
Baltimore Gas & Electric Co., 2.40%, 08/15/26	1,000	919,152
Berkshire Hathaway Energy Co.:
3.75%, 11/15/23	500	509,888
3.50%, 02/01/25	110	109,756
6.13%, 04/01/36	250	318,614
5.15%, 11/15/43	250	287,756
4.50%, 02/01/45	400	425,168
Black Hills Corp., 3.95%, 01/15/26	200	203,470
CenterPoint Energy Houston Electric LLC:
1.85%, 06/01/21	500	481,457
3.55%, 08/01/42	100	95,041
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	500	475,923
CMS Energy Corp.:
8.75%, 06/15/19	83	88,298
3.45%, 08/15/27	1,000	970,140
4.70%, 03/31/43	200	210,040
Commonwealth Edison Co.:
3.10%, 11/01/24	250	246,213
2.55%, 06/15/26	250	233,028
5.90%, 03/15/36	50	61,540
3.70%, 03/01/45	250	237,918
3.65%, 06/15/46	1,000	945,157
Series 122, 2.95%, 08/15/27	2,000	1,916,832
Connecticut Light & Power Co., 2.50%, 01/15/23	150	145,259
Consolidated Edison Co. of New York, Inc., Series C, 4.00%, 11/15/57	750	734,799
Consolidated Edison, Inc., 2.00%, 05/15/21	750	724,296
Dominion Energy, Inc.:
2.96%, 07/01/19(c)	1,000	998,165
3.63%, 12/01/24	250	247,752
7.00%, 06/15/38	250	329,367
4.90%, 08/01/41	50	53,766
DTE Electric Co.:
3.65%, 03/15/24	1,000	1,030,272
4.00%, 04/01/43	150	152,721
3.70%, 03/15/45	145	140,409
3.70%, 06/01/46	250	245,428
Duke Energy Carolinas LLC:
6.05%, 04/15/38	100	128,156
5.30%, 02/15/40	250	299,431
3.70%, 12/01/47	2,000	1,928,046
Duke Energy Corp.:
1.80%, 09/01/21	1,000	951,851
2.40%, 08/15/22	1,000	960,264
3.95%, 10/15/23	250	255,096
3.75%, 04/15/24	500	500,478
2.65%, 09/01/26	500	456,323
3.15%, 08/15/27	500	470,650
4.80%, 12/15/45	250	268,870
3.75%, 09/01/46	500	450,984
3.95%, 08/15/47	500	469,263
Duke Energy Florida LLC, 3.40%, 10/01/46	250	227,226
Duke Energy Indiana LLC:
4.20%, 03/15/42	400	411,812
4.90%, 07/15/43	250	282,766
3.75%, 05/15/46	500	480,959
Duke Energy Ohio, Inc., 3.70%, 06/15/46	250	239,231

9

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Progress LLC:
4.10%, 05/15/42	$150	$154,601
4.10%, 03/15/43	250	255,672
4.38%, 03/30/44	100	107,618
4.20%, 08/15/45	250	259,539
3.70%, 10/15/46	500	485,006
Entergy Arkansas, Inc., 3.50%, 04/01/26	65	64,837
Entergy Corp., 4.00%, 07/15/22	200	204,140
Entergy Louisiana LLC, 4.05%, 09/01/23	250	255,925
Entergy Mississippi, Inc., 2.85%, 06/01/28	500	467,837
Eversource Energy:
2.50%, 03/15/21	500	492,372
Series H, 3.15%, 01/15/25	125	122,939
Series M, 3.30%, 01/15/28	2,000	1,927,098
Exelon Corp.:
3.50%, 06/01/22	500	495,197
3.95%, 06/15/25	250	250,739
3.40%, 04/15/26	750	724,217
5.10%, 06/15/45	250	278,562
4.45%, 04/15/46	250	255,016
Exelon Generation Co. LLC:
4.25%, 06/15/22	500	516,365
6.25%, 10/01/39	150	163,592
5.60%, 06/15/42	50	51,374
FirstEnergy Corp., Series B, 3.90%, 07/15/27	2,000	1,964,141
Florida Power & Light Co.:
2.75%, 06/01/23	250	245,099
3.13%, 12/01/25	500	494,717
5.95%, 02/01/38	50	64,891
4.13%, 02/01/42	500	519,788
3.70%, 12/01/47	1,000	977,276
Georgia Power Co., 4.30%, 03/15/42	200	202,873
Great Plains Energy, Inc., 5.29%, 06/15/22(c)	150	159,845
Indiana Michigan Power Co.:
6.05%, 03/15/37	175	219,870
4.55%, 03/15/46	150	159,217
Interstate Power & Light Co.:
3.25%, 12/01/24	250	246,206
3.70%, 09/15/46	500	475,090
Kansas City Power & Light Co., 3.65%, 08/15/25	150	150,446
LG&E and KU Energy LLC, 3.75%, 11/15/20	50	50,709
Louisville Gas & Electric Co., 4.65%, 11/15/43	250	277,928
MidAmerican Energy Co.:
4.80%, 09/15/43	250	283,754
4.40%, 10/15/44	1,000	1,075,666
Mississippi Power Co., 4.25%, 03/15/42	500	489,298
Nevada Power Co., 5.45%, 05/15/41	50	60,684
NextEra Energy Capital Holdings, Inc., 3.63%, 06/15/23	1,250	1,255,223
Northern States Power Co.:
2.60%, 05/15/23	500	489,042
3.40%, 08/15/42	200	186,063
4.00%, 08/15/45	85	87,410
3.60%, 09/15/47	150	143,094
NSTAR Electric Co., 2.70%, 06/01/26	250	234,691
Oglethorpe Power Corp., 4.55%, 06/01/44	250	255,334
Oncor Electric Delivery Co. LLC:
7.00%, 09/01/22	100	115,477
5.25%, 09/30/40	250	298,723
5.30%, 06/01/42	75	90,350
3.75%, 04/01/45	250	244,965
Pacific Gas & Electric Co.:
3.25%, 06/15/23	500	492,023

Security	Par (000)	Value
Electric Utilities (continued)
2.95%, 03/01/26	$750	$700,720
6.05%, 03/01/34	250	297,987
3.75%, 08/15/42	250	223,622
5.13%, 11/15/43	1,250	1,350,094
4.75%, 02/15/44	250	258,057
4.25%, 03/15/46	250	241,866
3.95%, 12/01/47(d)	1,000	926,016
PacifiCorp:
2.95%, 02/01/22	100	100,064
2.95%, 06/01/23	300	297,048
4.10%, 02/01/42	250	256,646
PECO Energy Co.:
1.70%, 09/15/21	1,000	957,055
3.90%, 03/01/48	1,000	992,500
Pennsylvania Electric Co., 6.15%, 10/01/38	250	305,813
Potomac Electric Power Co.:
3.60%, 03/15/24	250	254,209
4.15%, 03/15/43	250	258,977
PPL Capital Funding, Inc.:
1.90%, 06/01/18	250	249,553
3.40%, 06/01/23	1,250	1,242,377
4.00%, 09/15/47	500	482,254
PPL Electric Utilities Corp., 4.75%, 07/15/43	250	284,219
Progress Energy, Inc.:
4.40%, 01/15/21	100	102,745
7.75%, 03/01/31	50	68,360
Public Service Co. of Colorado:
3.60%, 09/15/42	250	241,128
3.95%, 03/15/43	200	200,831
4.30%, 03/15/44	75	79,830
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	250	325,519
Public Service Electric & Gas Co.:
1.80%, 06/01/19	250	246,884
3.50%, 08/15/20	50	50,721
2.38%, 05/15/23	250	239,918
3.05%, 11/15/24	250	244,265
3.95%, 05/01/42	50	50,869
3.65%, 09/01/42	50	48,395
3.80%, 03/01/46	1,250	1,227,872
Series K, 4.05%, 05/01/45	150	154,845
Puget Energy, Inc.:
5.63%, 07/15/22	500	537,438
3.65%, 05/15/25	250	247,876
Puget Sound Energy, Inc., 5.80%, 03/15/40	500	630,603
Sierra Pacific Power Co., 2.60%, 05/01/26	1,250	1,165,387
South Carolina Electric & Gas Co.:
4.60%, 06/15/43	250	254,645
4.10%, 06/15/46	1,350	1,296,554
Southern California Edison Co.:
5.50%, 03/15/40	50	60,703
4.65%, 10/01/43	350	382,940
4.00%, 04/01/47	500	498,504
Series A, 5.95%, 02/01/38	500	625,891
Series B, 2.40%, 02/01/22	250	243,637
Series C, 3.60%, 02/01/45	250	233,999
Series C, 4.13%, 03/01/48	1,000	1,021,619
Southern Co.:
2.35%, 07/01/21	1,000	969,042
2.95%, 07/01/23	500	485,652
3.25%, 07/01/26	500	475,114
4.40%, 07/01/46	250	250,233

10

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric Utilities (continued)
Southern Power Co.:
5.25%, 07/15/43	$500	$543,943
Series E, 2.50%, 12/15/21	1,000	973,266
Tampa Electric Co., 4.10%, 06/15/42	250	249,200
Toledo Edison Co., 6.15%, 05/15/37	100	124,383
TransAlta Corp., 4.50%, 11/15/22	500	504,755
Union Electric Co., 2.95%, 06/15/27	2,000	1,912,751
Virginia Electric & Power Co.:
2.95%, 01/15/22	400	397,039
4.00%, 01/15/43	250	248,255
4.45%, 02/15/44	150	158,847
Series A, 3.15%, 01/15/26	555	536,549
Series A, 3.50%, 03/15/27	750	740,682
Series A, 6.00%, 05/15/37	250	311,957
Series B, 3.80%, 09/15/47	1,500	1,448,881
Series D, 4.65%, 08/15/43	500	543,871
WEC Energy Group, Inc.:
2.45%, 06/15/20	750	741,248
3.55%, 06/15/25	350	348,169
Westar Energy, Inc., 2.55%, 07/01/26	350	328,568
Xcel Energy, Inc.:
2.40%, 03/15/21	1,000	980,781
3.30%, 06/01/25	292	286,593
3.35%, 12/01/26	500	485,168
4.80%, 09/15/41	250	275,561

		83,304,592
Electrical Equipment — 0.1%
Amphenol Corp., 2.20%, 04/01/20	500	492,868
Eaton Corp.:
2.75%, 11/02/22	250	244,207
3.10%, 09/15/27	190	178,751
4.00%, 11/02/32	200	200,446
4.15%, 11/02/42	250	247,796
Emerson Electric Co.:
2.63%, 12/01/21	750	741,086
2.63%, 02/15/23	350	340,843
Roper Technologies, Inc.:
3.00%, 12/15/20	250	249,131
3.13%, 11/15/22	150	148,360
3.80%, 12/15/26	250	248,969
Tyco Electronics Group SA, 3.45%, 08/01/24	75	75,498

		3,167,955
Electronic Equipment, Instruments & Components — 0.0%
Arrow Electronics, Inc., 4.00%, 04/01/25	500	497,103
Corning, Inc.:
3.70%, 11/15/23	250	251,867
4.75%, 03/15/42	50	53,384
4.38%, 11/15/57	750	690,652
Honeywell International, Inc., 3.81%, 11/21/47	500	492,628
Jabil Circuit, Inc., 4.70%, 09/15/22	250	258,250
Tyco Electronics Group SA, 3.50%, 02/03/22	100	100,852

		2,344,736
Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC:
3.20%, 08/15/21	750	751,839
5.13%, 09/15/40	100	110,812
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/22	500	489,597
3.34%, 12/15/27	450	430,312
4.08%, 12/15/47	500	472,780

Security	Par (000)	Value
Energy Equipment & Services (continued)
Halliburton Co.:
3.80%, 11/15/25	$1,550	$1,557,013
4.85%, 11/15/35	1,000	1,076,891
4.50%, 11/15/41	50	50,557
4.75%, 08/01/43	250	261,430
5.00%, 11/15/45	675	734,544
National Oilwell Varco, Inc.:
2.60%, 12/01/22	1,000	954,998
3.95%, 12/01/42	150	131,586
TechnipFMC PLC, 3.45%, 10/01/22(d)	100	98,089

		7,120,448
Food & Staples Retailing — 0.2%
Costco Wholesale Corp., 2.25%, 02/15/22	85	83,003
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	250	283,792
Kroger Co.:
1.50%, 09/30/19	1,000	976,593
6.15%, 01/15/20	100	105,489
3.30%, 01/15/21	500	502,217
3.40%, 04/15/22	100	99,474
3.50%, 02/01/26	495	476,237
5.15%, 08/01/43	125	128,296
3.88%, 10/15/46	500	430,139
4.65%, 01/15/48	500	486,538
Wal-Mart Stores, Inc.:
3.63%, 07/08/20	1,150	1,174,983
2.35%, 12/15/22	1,250	1,216,785
3.30%, 04/22/24	1,750	1,759,799
2.65%, 12/15/24	250	241,106
4.00%, 04/11/43	150	155,722
4.30%, 04/22/44	750	812,185
3.63%, 12/15/47	1,000	978,407
Walgreen Co., 3.10%, 09/15/22	200	195,855
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/24	500	492,420
3.45%, 06/01/26	1,305	1,233,102
4.50%, 11/18/34	155	153,343
4.80%, 11/18/44	150	148,413
4.65%, 06/01/46	1,000	970,509

		13,104,407
Food Products — 0.3%
Archer-Daniels-Midland Co.:
2.50%, 08/11/26	1,750	1,613,006
4.54%, 03/26/42	75	79,152
4.02%, 04/16/43	250	246,327
Bunge, Ltd. Finance Corp., 3.75%, 09/25/27	1,000	966,443
Campbell Soup Co.:
3.30%, 03/19/25	1,000	967,375
4.80%, 03/15/48	1,000	1,002,519
Conagra Brands, Inc.:
3.25%, 09/15/22	200	198,390
3.20%, 01/25/23	500	494,305
General Mills, Inc.:
2.20%, 10/21/19	300	295,905
3.15%, 12/15/21	650	644,911
2.60%, 10/12/22	250	240,818
3.65%, 02/15/24	500	506,128
3.20%, 02/10/27	250	230,889
JM Smucker Co.:
3.50%, 10/15/21	50	50,451
4.25%, 03/15/35	250	249,859
Kellogg Co.:
3.25%, 04/01/26	65	61,750
4.50%, 04/01/46	350	343,945

11

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Food Products (continued)
Kraft Heinz Foods Co.:
5.38%, 02/10/20	$52	$54,128
3.50%, 07/15/22	250	249,526
3.95%, 07/15/25	1,750	1,742,309
3.00%, 06/01/26	310	286,142
5.00%, 07/15/35	500	518,428
6.50%, 02/09/40	750	890,131
5.00%, 06/04/42	200	200,104
5.20%, 07/15/45	500	508,161
4.38%, 06/01/46	500	458,493
Mondelez International, Inc., 6.50%, 02/09/40	250	312,037
Sysco Corp.:
3.75%, 10/01/25	100	100,673
3.30%, 07/15/26	130	125,460
4.85%, 10/01/45	150	159,277
4.50%, 04/01/46	250	250,950
Tyson Foods, Inc.:
2.65%, 08/15/19	500	497,169
4.50%, 06/15/22	150	155,442
3.55%, 06/02/27	1,000	962,421
4.88%, 08/15/34	70	74,163
5.15%, 08/15/44	250	274,556
Unilever Capital Corp.:
4.25%, 02/10/21	200	207,527
3.10%, 07/30/25	250	244,455
2.00%, 07/28/26	750	668,668

		17,132,393
Gas Utilities — 0.1%
Atmos Energy Corp.:
3.00%, 06/15/27	500	482,458
4.15%, 01/15/43	100	104,951
National Fuel Gas Co., 3.75%, 03/01/23	300	299,089
NiSource Finance Corp.:
5.95%, 06/15/41	50	60,043
5.25%, 02/15/43	75	83,731
4.80%, 02/15/44	250	265,000
4.38%, 05/15/47	500	502,072
Sempra Energy:
2.40%, 03/15/20	250	246,736
4.05%, 12/01/23	250	256,621
3.55%, 06/15/24	250	248,500
3.75%, 11/15/25	250	248,945
Southern California Gas Co., Series TT, 2.60%, 06/15/26	1,250	1,175,288
Southern Co. Gas Capital Corp.:
3.50%, 09/15/21	50	50,285
3.95%, 10/01/46	750	711,574

		4,735,293
Health Care Equipment & Supplies — 0.3%
Baxter International, Inc.:
1.70%, 08/15/21	1,000	953,353
2.60%, 08/15/26	230	209,429
Becton Dickinson & Co.:
2.68%, 12/15/19	500	497,110
2.89%, 06/06/22	500	485,130
3.30%, 03/01/23	200	197,797
3.36%, 06/06/24	500	481,249
3.73%, 12/15/24	250	245,811
3.70%, 06/06/27	500	482,738
6.00%, 05/15/39	250	285,354
4.69%, 12/15/44	250	251,661
4.67%, 06/06/47	500	505,334

Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Boston Scientific Corp.:
6.00%, 01/15/20	$100	$104,936
4.13%, 10/01/23	2,500	2,568,297
3.85%, 05/15/25	250	251,567
Medtronic Global Holdings SCA, 3.35%, 04/01/27	1,000	986,886
Medtronic, Inc.:
2.50%, 03/15/20	500	497,268
4.13%, 03/15/21	50	51,496
3.15%, 03/15/22	1,350	1,352,246
3.63%, 03/15/24	400	404,703
3.50%, 03/15/25	500	499,793
4.38%, 03/15/35	350	371,355
4.63%, 03/15/44	750	813,760
4.63%, 03/15/45	1,000	1,094,551
Stryker Corp.:
3.38%, 11/01/25	580	572,769
3.50%, 03/15/26	500	498,552
4.63%, 03/15/46	1,250	1,334,881
Zimmer Biomet Holdings, Inc.:
3.15%, 04/01/22	1,500	1,478,503
3.55%, 04/01/25	750	727,754
4.25%, 08/15/35	67	63,814

		18,268,097
Health Care Providers & Services — 0.5%
Aetna, Inc.:
4.13%, 06/01/21	250	255,711
2.75%, 11/15/22	250	240,805
2.80%, 06/15/23	1,500	1,441,270
3.50%, 11/15/24	320	314,512
6.75%, 12/15/37	300	387,126
4.50%, 05/15/42	250	248,841
4.75%, 03/15/44	25	25,759
Anthem, Inc.:
2.25%, 08/15/19	225	222,838
3.13%, 05/15/22	200	197,347
2.95%, 12/01/22	1,000	973,081
3.30%, 01/15/23	100	98,907
3.50%, 08/15/24	250	245,151
4.63%, 05/15/42	50	50,657
5.10%, 01/15/44	900	971,107
4.65%, 08/15/44	350	354,004
4.38%, 12/01/47	1,000	981,630
Ascension Health, 3.95%, 11/15/46	500	507,476
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	200	208,162
Cigna Corp.:
4.00%, 02/15/22	1,525	1,550,850
3.25%, 04/15/25	300	286,269
3.88%, 10/15/47	750	669,917
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	100	101,851
Dignity Health:
2.64%, 11/01/19	100	99,574
5.27%, 11/01/64	100	104,382
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	173	175,567
Humana, Inc.:
3.85%, 10/01/24	500	501,841
4.95%, 10/01/44	250	263,409
Johns Hopkins Health System Corp., 3.84%, 05/15/46	25	25,007
Kaiser Foundation Hospitals:
3.50%, 04/01/22	100	101,770
3.15%, 05/01/27	500	483,949

12

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care Providers & Services (continued)
4.15%, 05/01/47	$1,110	$1,148,158
Laboratory Corp. of America Holdings:
3.75%, 08/23/22	100	101,696
4.00%, 11/01/23	100	102,067
3.25%, 09/01/24	1,000	973,945
3.60%, 02/01/25	75	73,898
4.70%, 02/01/45	150	151,082
Mayo Clinic, Series 2016, 4.13%, 11/15/52	300	312,482
McKesson Corp.:
2.85%, 03/15/23	150	144,380
3.80%, 03/15/24	1,500	1,495,049
Memorial Sloan-Kettering Cancer Center, 5.00%, 07/01/42	200	236,318
Mount Sinai Hospitals Group, Inc., Series 2017, 3.98%, 07/01/48	66	64,848
New York and Presbyterian Hospital, 4.02%, 08/01/45	150	153,216
Northwell Healthcare, Inc., 4.26%, 11/01/47	70	69,056
Orlando Health Obligated Group, 4.09%, 10/01/48	29	29,071
Partners Healthcare System, Inc., Series 2017, 3.77%, 07/01/48	85	82,515
Providence St Joseph Health Obligated Group, 3.93%, 10/01/48	77	76,050
Quest Diagnostics, Inc.:
4.70%, 04/01/21	100	104,164
4.25%, 04/01/24	250	258,449
3.50%, 03/30/25	370	367,416
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	60	58,421
Stanford Health Care, Series 2018, 3.80%, 11/15/48	64	64,127
Sutter Health:
3.70%, 08/15/28	86	86,496
4.09%, 08/15/48	107	107,036
UnitedHealth Group, Inc.:
2.30%, 12/15/19	250	247,733
1.95%, 10/15/20	2,000	1,953,843
2.13%, 03/15/21	1,500	1,462,675
3.35%, 07/15/22	750	753,867
2.88%, 03/15/23	250	245,888
3.10%, 03/15/26	500	484,343
3.45%, 01/15/27	500	495,086
3.38%, 04/15/27	1,000	983,992
4.63%, 07/15/35	555	606,996
6.88%, 02/15/38	100	137,379
5.95%, 02/15/41	100	126,506
3.95%, 10/15/42	150	147,285
4.75%, 07/15/45	500	550,231
4.20%, 01/15/47	750	758,714
3.75%, 10/15/47	500	470,831

		27,774,079
Hotels, Restaurants & Leisure — 0.1%
Carnival Corp., 3.95%, 10/15/20	250	256,317
Hyatt Hotels Corp., 3.38%, 07/15/23	190	188,239
Marriott International, Inc.:
3.25%, 09/15/22	100	99,146
4.50%, 10/01/34	250	255,026
McDonald’s Corp.:
1.88%, 05/29/19	100	99,005
3.50%, 07/15/20	50	50,771
2.75%, 12/09/20	250	248,763
3.25%, 06/10/24	400	396,523
3.38%, 05/26/25	500	494,434
3.70%, 01/30/26	250	251,409
3.50%, 03/01/27	1,000	985,377
4.70%, 12/09/35	315	336,494

Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
3.70%, 02/15/42	$100	$92,267
4.88%, 12/09/45	750	816,106
4.45%, 03/01/47	500	515,356
Starbucks Corp.:
3.85%, 10/01/23	250	258,984
3.75%, 12/01/47	1,000	964,525
Wyndham Worldwide Corp.:
4.25%, 03/01/22	50	49,877
4.15%, 04/01/24	350	349,094
4.50%, 04/01/27	500	496,652

		7,204,365
Household Durables — 0.1%
Leggett & Platt, Inc., 3.80%, 11/15/24	200	198,166
Mohawk Industries, Inc., 3.85%, 02/01/23	125	126,792
Newell Brands, Inc.:
3.15%, 04/01/21	1,000	989,571
3.85%, 04/01/23	1,000	998,054
4.00%, 12/01/24	250	246,894
3.90%, 11/01/25	1,000	969,528
4.20%, 04/01/26	550	544,508
5.38%, 04/01/36	350	365,003
Whirlpool Corp.:
5.15%, 03/01/43	200	218,569
4.50%, 06/01/46	250	249,020

		4,906,105
Household Products — 0.1%
Clorox Co.:
3.05%, 09/15/22	50	49,682
3.50%, 12/15/24	250	250,560
Kimberly-Clark Corp.:
1.90%, 05/22/19	500	496,235
2.65%, 03/01/25	85	80,845
2.75%, 02/15/26	500	477,924
5.30%, 03/01/41	250	297,421
3.20%, 07/30/46	210	184,117
Procter & Gamble Co.:
2.30%, 02/06/22	250	245,157
3.10%, 08/15/23	500	503,646
2.85%, 08/11/27	500	479,673
5.55%, 03/05/37	250	315,078

		3,380,338
Industrial Conglomerates — 0.2%
3M Co.:
1.63%, 06/15/19	350	346,227
1.63%, 09/19/21	500	480,585
2.00%, 06/26/22	500	483,045
3.00%, 08/07/25	250	247,811
2.88%, 10/15/27	750	724,822
3.13%, 09/19/46	250	221,750
Crane Co., 4.45%, 12/15/23	125	127,678
General Electric Capital Corp., 3.10%, 01/09/23	1,500	1,469,498
General Electric Co.:
6.00%, 08/07/19	100	103,667
2.20%, 01/09/20	1,000	984,707
4.38%, 09/16/20	300	307,669
4.63%, 01/07/21	72	74,599
4.65%, 10/17/21	201	209,863
2.70%, 10/09/22	1,000	969,727
3.45%, 05/15/24	86	84,394
6.75%, 03/15/32	394	489,561
5.88%, 01/14/38	1,215	1,415,698
6.88%, 01/10/39	322	417,072

13

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Industrial Conglomerates (continued)
4.13%, 10/09/42	$750	$695,245
4.50%, 03/11/44	750	738,307
Ingersoll-Rand Global Holding Co., Ltd., 4.30%, 02/21/48	500	499,597
Koninklijke Philips NV:
3.75%, 03/15/22	250	256,087
5.00%, 03/15/42	250	280,816

		11,628,425
Insurance — 1.0%
Aflac, Inc.:
3.63%, 06/15/23	250	253,670
3.63%, 11/15/24	250	251,284
2.88%, 10/15/26	750	705,391
Alleghany Corp., 4.95%, 06/27/22	550	581,801
Allstate Corp.:
3.15%, 06/15/23	250	249,062
3.28%, 12/15/26	750	729,235
4.50%, 06/15/43	150	159,581
4.20%, 12/15/46	250	251,827
American Financial Group, Inc., 4.50%, 06/15/47	750	740,926
American International Group, Inc.:
2.30%, 07/16/19	500	495,354
3.38%, 08/15/20	250	251,093
6.40%, 12/15/20	1,000	1,078,252
3.30%, 03/01/21	2,000	2,002,070
4.88%, 06/01/22	250	263,659
4.13%, 02/15/24	250	253,686
3.75%, 07/10/25	1,750	1,723,198
3.90%, 04/01/26	1,000	989,732
3.88%, 01/15/35	500	466,334
4.70%, 07/10/35	500	516,534
4.50%, 07/16/44	250	246,758
4.75%, 04/01/48	1,000	1,030,002
Aon PLC:
2.80%, 03/15/21	250	247,404
3.50%, 06/14/24	1,000	993,779
3.88%, 12/15/25	600	604,990
4.60%, 06/14/44	250	254,365
Arch Capital Finance LLC, 4.01%, 12/15/26	1,000	1,006,235
Arch Capital Group US, Inc., 5.14%, 11/01/43	125	138,122
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/24	110	117,260
AXA SA, 8.60%, 12/15/30	50	68,000
Berkshire Hathaway Finance Corp.:
1.30%, 08/15/19	1,000	981,882
4.25%, 01/15/21	250	260,205
3.00%, 05/15/22	750	750,344
4.40%, 05/15/42	100	106,206
4.30%, 05/15/43	250	264,414
Berkshire Hathaway, Inc.:
2.10%, 08/14/19	500	498,341
2.20%, 03/15/21	500	493,576
3.00%, 02/11/23	1,000	1,001,567
2.75%, 03/15/23	3,000	2,953,096
3.13%, 03/15/26	400	389,871
4.50%, 02/11/43	100	108,595
Brighthouse Financial, Inc., 3.70%, 06/22/27(d)	1,500	1,391,685
Chubb Corp.:
6.00%, 05/11/37	50	63,601
Series 1, 6.50%, 05/15/38	100	134,915
Chubb INA Holdings, Inc.:
2.88%, 11/03/22	1,000	990,670
3.35%, 05/15/24	500	499,452
3.35%, 05/03/26	795	781,938

Security	Par (000)	Value
Insurance (continued)
4.15%, 03/13/43	$150	$154,379
CNA Financial Corp.:
5.75%, 08/15/21	100	107,459
4.50%, 03/01/26	350	362,810
First American Financial Corp., 4.60%, 11/15/24	200	202,654
Hartford Financial Services Group, Inc.:
5.13%, 04/15/22	1,000	1,064,169
6.10%, 10/01/41	100	125,173
Lincoln National Corp.:
4.85%, 06/24/21	300	314,195
4.20%, 03/15/22	1,350	1,390,677
4.00%, 09/01/23	200	204,308
3.35%, 03/09/25	65	63,448
6.30%, 10/09/37	250	302,010
Loews Corp.:
2.63%, 05/15/23	250	241,210
3.75%, 04/01/26	500	504,487
Manulife Financial Corp., 4.15%, 03/04/26	500	507,297
Markel Corp., 4.30%, 11/01/47	750	732,877
Marsh & McLennan Cos., Inc.:
2.35%, 09/10/19	235	233,670
2.35%, 03/06/20	190	188,038
4.80%, 07/15/21	50	52,413
2.75%, 01/30/22	1,000	983,806
3.30%, 03/14/23	500	498,387
3.75%, 03/14/26	1,000	999,656
MetLife, Inc.:
4.75%, 02/08/21	200	208,264
3.00%, 03/01/25	650	625,005
3.60%, 11/13/25	1,000	997,720
4.13%, 08/13/42	300	291,939
4.88%, 11/13/43	250	271,170
4.05%, 03/01/45	250	238,809
4.60%, 05/13/46	500	522,966
Old Republic International Corp., 4.88%, 10/01/24	250	263,613
Principal Financial Group, Inc.:
3.10%, 11/15/26	1,000	948,011
4.63%, 09/15/42	50	51,680
4.30%, 11/15/46	250	248,019
Progressive Corp.:
3.75%, 08/23/21	1,050	1,075,514
2.45%, 01/15/27	500	458,657
4.35%, 04/25/44	100	103,091
3.70%, 01/26/45	200	188,622
Prudential Financial, Inc.:
2.35%, 08/15/19	350	347,757
5.38%, 06/21/20	350	367,988
3.50%, 05/15/24	1,000	997,337
(3 mo. LIBOR US + 3.04%), 5.20%, 03/15/44	350	356,125
4.60%, 05/15/44	250	263,318
3.94%, 12/07/49(d)	908	852,247
Travelers Cos., Inc.:
3.90%, 11/01/20	250	256,246
6.75%, 06/20/36	250	335,396
4.60%, 08/01/43	850	917,296
4.30%, 08/25/45	250	258,684
4.00%, 05/30/47	250	249,423
Travelers Property Casualty Corp., 6.38%, 03/15/33	100	125,573
Trinity Acquisition PLC, 4.40%, 03/15/26	500	506,657
Unum Group, 5.75%, 08/15/42	250	291,289
Voya Financial, Inc.:
3.65%, 06/15/26	350	341,161
5.70%, 07/15/43	500	572,095

14

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
WR Berkley Corp., 4.63%, 03/15/22	$200	$208,168
XLIT Ltd., 5.75%, 10/01/21	100	107,946

		51,667,051
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.:
2.60%, 12/05/19	350	349,977
1.90%, 08/21/20(d)	500	489,557
2.40%, 02/22/23(d)	500	482,849
2.80%, 08/22/24(d)	1,500	1,455,456
3.15%, 08/22/27(d)	750	723,634
4.80%, 12/05/34	600	664,669
3.88%, 08/22/37(d)	750	747,345
3.63%, 03/15/23	250	244,121
4.05%, 08/22/47(d)	1,000	1,000,806
4.25%, 08/22/57(d)	1,000	997,385
Expedia Group, Inc., 4.50%, 08/15/24	250	252,777
Expedia, Inc., 3.80%, 02/15/28	750	696,554

		7,861,009
Internet Software & Services — 0.1%
Alphabet, Inc.:
3.63%, 05/19/21	25	25,764
2.00%, 08/15/26	500	454,338
Baidu, Inc.:
2.75%, 06/09/19	350	348,771
4.13%, 06/30/25	1,000	1,001,954
eBay, Inc.:
2.20%, 08/01/19	500	495,786
3.25%, 10/15/20	50	50,135
3.80%, 03/09/22	640	649,632
2.60%, 07/15/22	50	48,371
3.60%, 06/05/27	1,000	963,715

		4,038,466
IT Services — 0.2%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21	225	224,495
3.60%, 11/28/24	500	496,143
3.40%, 12/06/27	1,000	949,105
4.50%, 11/28/34	250	259,478
4.00%, 12/06/37	1,000	946,209
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26	270	260,673
DXC Technology Co., 4.75%, 04/15/27	1,000	1,037,414
Fidelity National Information Services, Inc.:
3.50%, 04/15/23	25	24,992
5.00%, 10/15/25	500	533,947
3.00%, 08/15/26	750	698,381
Fiserv, Inc., 2.70%, 06/01/20	500	496,824
International Business Machines Corp.:
1.88%, 05/15/19	250	248,171
2.25%, 02/19/21	1,000	984,155
2.90%, 11/01/21	100	99,976
3.63%, 02/12/24	775	787,891
3.45%, 02/19/26	250	248,713
3.30%, 01/27/27	1,000	986,111
5.88%, 11/29/32	250	310,304
4.00%, 06/20/42	850	864,015
4.70%, 02/19/46	250	282,896
Verisk Analytics, Inc., 4.00%, 06/15/25	250	251,599
Western Union Co., 6.20%, 11/17/36	25	26,193
4.07%, 03/17/22	300	300,251
3.80%, 05/15/24	350	341,627

		11,903,684

Security	Par (000)	Value
Leisure Products — 0.0%
Hasbro, Inc.:
3.50%, 09/15/27	$250	$234,166
5.10%, 05/15/44	60	58,521

		292,687
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.88%, 07/15/23	200	202,894
Life Technologies Corp., 6.00%, 03/01/20	100	105,098
Thermo Fisher Scientific, Inc.:
3.30%, 02/15/22	305	304,386
3.15%, 01/15/23	250	245,967
4.15%, 02/01/24	250	256,816
3.65%, 12/15/25	500	499,439
3.20%, 08/15/27	500	473,265
4.10%, 08/15/47	500	489,096

		2,576,961
Machinery — 0.2%
Caterpillar, Inc.:
3.90%, 05/27/21	50	51,359
3.40%, 05/15/24	500	501,690
5.20%, 05/27/41	600	725,977
3.80%, 08/15/42	700	700,006
Deere & Co., 3.90%, 06/09/42	550	563,906
Dover Corp., 3.15%, 11/15/25	250	244,124
Flowserve Corp., 3.50%, 09/15/22	100	98,075
Fortive Corp., 3.15%, 06/15/26	500	479,093
Illinois Tool Works, Inc.:
4.88%, 09/15/41	50	58,144
3.90%, 09/01/42	75	76,618
2.65%, 11/15/26	3,000	2,811,016
Ingersoll-Rand Luxembourg Finance SA:
3.55%, 11/01/24	500	499,809
4.65%, 11/01/44	30	31,463
Parker-Hannifin Corp. 4.20%, 11/21/34	250	260,600
4.10%, 03/01/47	500	510,652
Stanley Black & Decker, Inc., 2.90%, 11/01/22	150	147,723
Trinity Industries, Inc., 4.55%, 10/01/24	250	250,086
Xylem, Inc., 4.38%, 11/01/46	500	508,169

		8,518,510
Media — 1.1%
21st Century Fox America, Inc.:
4.50%, 02/15/21	1,100	1,144,914
3.00%, 09/15/22	150	148,180
4.00%, 10/01/23	500	512,188
3.70%, 09/15/24	500	503,920
3.70%, 10/15/25	830	838,713
3.38%, 11/15/26	1,500	1,482,105
6.20%, 12/15/34	350	434,848
6.65%, 11/15/37	250	325,947
6.15%, 02/15/41	400	503,352
4.75%, 09/15/44	500	538,860
4.75%, 11/15/46	500	542,467
CBS Corp.:
3.50%, 01/15/25	500	485,727
4.00%, 01/15/26	1,500	1,479,863
3.38%, 02/15/28	500	464,836
4.85%, 07/01/42	325	323,849
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20	1,500	1,504,223
4.46%, 07/23/22	1,000	1,021,489
4.91%, 07/23/25	1,930	1,972,279
3.75%, 02/15/28	1,000	918,936

15

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
6.38%, 10/23/35	$250	$279,263
6.48%, 10/23/45	1,000	1,097,686
5.38%, 05/01/47	500	483,619
6.83%, 10/23/55	250	289,082
Cintas Corp. No. 2:
4.30%, 06/01/21	25	25,935
2.90%, 04/01/22	250	246,094
Comcast Corp.:
5.15%, 03/01/20	350	364,182
2.75%, 03/01/23	750	730,183
3.00%, 02/01/24	1,500	1,461,285
3.60%, 03/01/24	250	251,488
3.38%, 08/15/25	500	489,179
3.15%, 03/01/26	750	722,092
2.35%, 01/15/27	1,850	1,660,944
3.30%, 02/01/27	2,000	1,935,989
3.15%, 02/15/28	250	238,120
4.25%, 01/15/33	650	673,465
4.20%, 08/15/34	235	237,311
4.40%, 08/15/35	250	257,740
3.20%, 07/15/36	500	441,814
3.90%, 03/01/38	250	242,352
4.65%, 07/15/42	150	156,980
4.75%, 03/01/44	250	263,566
4.60%, 08/15/45	500	518,125
3.40%, 07/15/46	500	429,596
4.00%, 08/15/47	500	472,159
3.97%, 11/01/47	1,500	1,422,234
4.00%, 03/01/48	500	473,212
4.00%, 11/01/49	355	332,912
4.05%, 11/01/52	194	182,091
Discovery Communications LLC:
4.38%, 06/15/21	50	51,414
2.95%, 03/20/23	1,000	963,633
3.25%, 04/01/23	50	48,859
3.45%, 03/15/25	1,000	964,347
4.90%, 03/11/26	330	342,061
3.95%, 03/20/28	1,220	1,170,278
5.00%, 09/20/37	500	498,312
4.95%, 05/15/42	50	48,128
4.88%, 04/01/43	150	143,131
5.20%, 09/20/47	195	194,583
Grupo Televisa SAB:
6.63%, 01/15/40	250	286,862
5.00%, 05/13/45	200	187,926
6.13%, 01/31/46	250	273,639
Interpublic Group of Cos., Inc., 4.20%, 04/15/24	250	254,805
NBCUniversal Media LLC:
4.38%, 04/01/21	600	623,363
2.88%, 01/15/23	250	245,394
5.95%, 04/01/41	250	306,334
4.45%, 01/15/43	250	252,985
Omnicom Group, Inc.:
3.63%, 05/01/22	125	125,804
3.65%, 11/01/24	70	69,529
3.60%, 04/15/26	500	484,691
RELX Capital, Inc., 3.50%, 03/16/23	300	300,389
Scripps Networks Interactive, Inc., 3.90%, 11/15/24	250	247,001
TCI Communications, Inc., 7.88%, 02/15/26	250	318,452
Thomson Reuters Corp.:
4.30%, 11/23/23	250	255,854
3.85%, 09/29/24	500	500,600
3.35%, 05/15/26	140	134,108

Security	Par (000)	Value
Media (continued)
4.50%, 05/23/43	$250	$243,574
Time Warner Cable, Inc.:
8.25%, 04/01/19	300	314,834
5.00%, 02/01/20	500	513,538
4.13%, 02/15/21	100	101,083
6.55%, 05/01/37	650	730,796
6.75%, 06/15/39	300	341,536
5.88%, 11/15/40	250	261,108
5.50%, 09/01/41	250	248,382
4.50%, 09/15/42	1,225	1,060,973
Time Warner, Inc.:
4.88%, 03/15/20	250	258,493
4.70%, 01/15/21	500	519,769
4.75%, 03/29/21	1,000	1,044,299
3.60%, 07/15/25	250	243,270
3.88%, 01/15/26	1,000	979,622
2.95%, 07/15/26	1,500	1,373,765
3.80%, 02/15/27	500	483,415
6.25%, 03/29/41	150	175,144
4.90%, 06/15/42	350	353,351
5.35%, 12/15/43	250	266,678
4.65%, 06/01/44	250	240,390
4.85%, 07/15/45	500	510,992
Viacom, Inc.:
5.63%, 09/15/19	250	259,639
4.25%, 09/01/23	1,250	1,268,611
3.45%, 10/04/26	1,000	945,262
6.88%, 04/30/36	250	297,201
4.38%, 03/15/43	70	62,728
5.85%, 09/01/43	100	107,810
5.25%, 04/01/44	250	253,033
Walt Disney Co.:
1.85%, 05/30/19	500	496,411
2.15%, 09/17/20	500	491,465
2.30%, 02/12/21	500	492,767
3.75%, 06/01/21	50	51,166
2.35%, 12/01/22	1,300	1,256,814
3.15%, 09/17/25	165	162,331
3.00%, 02/13/26	200	195,536
1.85%, 07/30/26	1,000	890,769
2.95%, 06/15/27	750	722,580
3.00%, 07/30/46	75	64,072
Series E, 4.13%, 12/01/41	250	262,658
WPP Finance 2010:
4.75%, 11/21/21	100	104,322
3.63%, 09/07/22	1,500	1,500,958
3.75%, 09/19/24	250	245,957

		61,214,978
Metals & Mining — 0.3%
Barrick Gold Corp., 5.25%, 04/01/42	950	1,034,901
Barrick North America Finance LLC:
5.70%, 05/30/41	250	284,590
5.75%, 05/01/43	250	291,117
BHP Billiton Finance USA Ltd.:
2.88%, 02/24/22	1,250	1,243,349
5.00%, 09/30/43	850	981,920
Goldcorp, Inc.:
3.63%, 06/09/21	250	252,036
3.70%, 03/15/23	500	497,220
Newmont Mining Corp.:
3.50%, 03/15/22	1,950	1,952,811
4.88%, 03/15/42	300	314,495
Nucor Corp., 5.20%, 08/01/43	250	288,550

16

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Metals & Mining (continued)
Reliance Steel & Aluminum Co., 4.50%, 04/15/23	$25	$25,767
Rio Tinto Finance USA Ltd.:
3.75%, 06/15/25	500	508,559
5.20%, 11/02/40	350	408,064
Rio Tinto Finance USA PLC:
2.88%, 08/21/22	13	13,008
4.75%, 03/22/42	100	110,817
4.13%, 08/21/42	500	510,600
Southern Copper Corp.:
5.38%, 04/16/20	1,000	1,042,711
3.88%, 04/23/25	2,750	2,766,539
6.75%, 04/16/40	350	432,406
5.88%, 04/23/45	615	694,770
Vale Overseas Ltd.:
4.38%, 01/11/22	397	407,322
6.25%, 08/10/26	2,000	2,240,000
6.88%, 11/21/36	450	529,290
6.88%, 11/10/39	250	296,250
Vale SA, 5.63%, 09/11/42	250	263,875

		17,390,967
Multi-Utilities — 0.1%
CenterPoint Energy Resources Corp., 5.85%, 01/15/41	250	310,522
Consolidated Edison Co. of New York, Inc.:
6.65%, 04/01/19	100	103,626
3.30%, 12/01/24	250	249,608
4.20%, 03/15/42	400	411,835
3.95%, 03/01/43	150	149,719
4.45%, 03/15/44	250	265,703
Series C, 4.30%, 12/01/56	500	519,291
Dominion Energy Gas Holdings LLC:
2.80%, 11/15/20	500	495,176
3.60%, 12/15/24	250	250,245
ONE Gas, Inc., 4.66%, 02/01/44	250	277,636
San Diego Gas & Electric Co.:
3.60%, 09/01/23	250	255,822
4.30%, 04/01/42	100	105,254

		3,394,437
Multiline Retail — 0.1%
Kohl’s Corp.:
4.00%, 11/01/21	50	50,796
5.55%, 07/17/45	100	96,948
Nordstrom, Inc.:
4.75%, 05/01/20	750	775,150
4.00%, 10/15/21	100	102,007
5.00%, 01/15/44	500	469,767
Target Corp.:
2.30%, 06/26/19	750	748,297
2.90%, 01/15/22	150	150,175
2.50%, 04/15/26	250	232,286
4.00%, 07/01/42	350	342,008
3.63%, 04/15/46	850	771,677

		3,739,111
Office Supplies & Equipment — 0.0%
VMware, Inc., 2.95%, 08/21/22	2,000	1,916,704

Oil, Gas & Consumable Fuels — 2.8%
Anadarko Petroleum Corp.:
5.55%, 03/15/26	1,090	1,189,897
6.45%, 09/15/36	350	419,638
4.50%, 07/15/44	250	239,933
6.60%, 03/15/46	1,000	1,257,294
Andeavor, 3.80%, 04/01/28	2,000	1,907,867

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
3.50%, 12/01/22	$1,000	$982,715
5.20%, 12/01/47	500	492,288
Apache Corp.:
3.25%, 04/15/22	1,645	1,626,212
6.00%, 01/15/37	100	113,205
5.10%, 09/01/40	250	255,902
5.25%, 02/01/42	250	260,159
4.75%, 04/15/43	250	247,551
4.25%, 01/15/44	600	550,242
Boardwalk Pipelines LP, 3.38%, 02/01/23	200	193,203
BP Capital Markets PLC:
2.24%, 05/10/19	500	497,584
2.52%, 01/15/20	115	114,335
2.32%, 02/13/20	250	247,274
4.74%, 03/11/21	50	52,396
2.11%, 09/16/21	500	483,248
3.06%, 03/17/22	210	208,880
3.25%, 05/06/22	100	100,188
2.52%, 09/19/22	1,000	970,921
2.75%, 05/10/23	350	340,516
3.99%, 09/26/23	250	257,641
3.22%, 11/28/23	1,000	991,290
3.12%, 05/04/26	350	338,772
3.02%, 01/16/27	500	476,697
3.28%, 09/19/27	500	485,987
Buckeye Partners LP:
4.15%, 07/01/23	250	251,391
3.95%, 12/01/26	500	472,049
Canadian Natural Resources Ltd.:
3.45%, 11/15/21	1,100	1,108,192
3.80%, 04/15/24	1,250	1,244,100
3.90%, 02/01/25	250	249,042
3.85%, 06/01/27	1,000	977,880
6.25%, 03/15/38	300	362,242
Cenovus Energy, Inc.:
4.25%, 04/15/27	1,000	974,744
6.75%, 11/15/39	500	576,028
5.40%, 06/15/47	500	503,270
Chevron Corp.:
1.56%, 05/16/19	500	495,249
2.19%, 11/15/19	555	551,624
2.43%, 06/24/20	550	547,096
2.42%, 11/17/20	2,000	1,985,260
2.41%, 03/03/22	145	142,079
3.33%, 11/17/25	500	500,228
2.95%, 05/16/26	250	240,519
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	1,300	1,249,482
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 05/05/20	500	494,471
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	500	482,956
CNOOC Nexen Finance 2014 ULC:
4.25%, 04/30/24	1,750	1,774,068
4.88%, 04/30/44	250	265,832
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	250	252,323
Concho Resources, Inc.:
3.75%, 10/01/27	1,000	977,789
4.88%, 10/01/47	500	530,688
ConocoPhillips Co.:
2.40%, 12/15/22	500	481,220
3.35%, 11/15/24	1,000	992,112
4.95%, 03/15/26	500	545,802
4.15%, 11/15/34	395	403,266

17

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
6.50%, 02/01/39	$400	$525,222
4.30%, 11/15/44	500	519,640
5.95%, 03/15/46	750	967,804
ConocoPhillips Holding Co., 6.95%, 04/15/29	100	127,197
Devon Energy Corp.:
4.00%, 07/15/21	150	152,737
5.85%, 12/15/25	250	283,953
5.60%, 07/15/41	500	562,893
4.75%, 05/15/42	350	357,775
5.00%, 06/15/45	500	531,414
Ecopetrol SA:
7.63%, 07/23/19	100	105,650
5.88%, 09/18/23	350	374,500
4.13%, 01/16/25	1,000	973,500
5.38%, 06/26/26	500	521,000
5.88%, 05/28/45	750	739,462
Enable Midstream Partners LP:
2.40%, 05/15/19	1,350	1,335,673
5.00%, 05/15/44	500	468,522
Enbridge Energy Partners LP:
4.20%, 09/15/21	100	101,727
5.88%, 10/15/25	1,500	1,645,087
Enbridge, Inc.:
3.50%, 06/10/24	65	63,099
4.25%, 12/01/26	1,000	1,000,390
3.70%, 07/15/27	1,000	958,577
4.50%, 06/10/44	250	241,966
Encana Corp.:
3.90%, 11/15/21	1,250	1,268,654
7.38%, 11/01/31	250	312,413
6.50%, 02/01/38	250	302,037
Energy Transfer LP:
5.20%, 02/01/22	250	261,109
3.60%, 02/01/23	150	146,217
4.90%, 02/01/24	250	256,640
4.20%, 04/15/27	1,000	965,389
4.90%, 03/15/35	250	235,841
5.15%, 02/01/43	500	456,585
5.95%, 10/01/43	150	150,689
6.13%, 12/15/45	250	259,467
Energy Transfer LP/Regency Energy Finance Corp., 5.88%, 03/01/22	500	533,605
Energy Transfer Partners LP, 4.75%, 01/15/26	1,000	1,011,099
EnLink Midstream Partners LP:
4.85%, 07/15/26	500	505,164
5.05%, 04/01/45	150	139,479
Enterprise Products Operating LLC:
2.55%, 10/15/19	500	496,886
3.90%, 02/15/24	125	126,585
3.75%, 02/15/25	790	793,539
3.70%, 02/15/26	960	951,309
3.95%, 02/15/27	3,000	3,016,637
5.95%, 02/01/41	150	177,840
4.45%, 02/15/43	325	323,464
4.85%, 03/15/44	200	209,464
5.10%, 02/15/45	250	271,821
4.90%, 05/15/46	350	371,730
4.25%, 02/15/48	750	730,988
Series E, 5.25%, 08/16/77(b)	750	729,375
EOG Resources, Inc.:
5.63%, 06/01/19	150	154,442
3.15%, 04/01/25	80	77,532
5.10%, 01/15/36	250	276,638

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp., 4.88%, 11/15/21	$50	$52,073
Exxon Mobil Corp.:
2.22%, 03/01/21	750	738,829
2.40%, 03/06/22	500	490,329
2.73%, 03/01/23	1,000	987,636
3.18%, 03/15/24	250	252,500
2.71%, 03/06/25	1,250	1,207,467
3.04%, 03/01/26	620	607,922
4.11%, 03/01/46	500	525,305
Hess Corp.:
4.30%, 04/01/27	1,500	1,468,089
5.60%, 02/15/41	550	561,791
Husky Energy, Inc.:
3.95%, 04/15/22	150	152,865
4.00%, 04/15/24	500	508,738
Kinder Morgan Energy Partners LP:
4.30%, 05/01/24	500	503,483
3.50%, 03/01/21	750	749,708
5.80%, 03/01/21	250	264,754
5.00%, 10/01/21	200	208,591
3.95%, 09/01/22	225	226,658
3.45%, 02/15/23	500	491,210
4.15%, 02/01/24	1,000	1,003,153
4.25%, 09/01/24	155	155,825
5.80%, 03/15/35	1,000	1,071,298
6.50%, 02/01/37	100	112,905
6.95%, 01/15/38	250	301,380
5.00%, 08/15/42	75	72,507
5.00%, 03/01/43	250	241,296
5.50%, 03/01/44	250	254,996
5.40%, 09/01/44	250	252,602
Kinder Morgan, Inc.:
3.05%, 12/01/19	250	249,354
4.30%, 06/01/25	410	412,838
5.30%, 12/01/34	250	256,440
5.55%, 06/01/45	750	787,094
5.05%, 02/15/46	750	733,890
Magellan Midstream Partners LP:
3.20%, 03/15/25	500	479,559
4.25%, 09/15/46	250	242,185
Marathon Oil Corp.:
2.80%, 11/01/22	400	385,586
3.85%, 06/01/25	250	247,022
4.40%, 07/15/27	1,000	1,015,349
5.20%, 06/01/45	250	262,895
Marathon Petroleum Corp.:
5.13%, 03/01/21	150	158,368
3.63%, 09/15/24	115	114,323
4.75%, 09/15/44	250	251,313
5.85%, 12/15/45	250	275,258
MPLX LP:
4.50%, 07/15/23	250	258,778
4.88%, 12/01/24	250	262,142
4.88%, 06/01/25	250	261,038
4.13%, 03/01/27	1,000	990,802
4.50%, 04/15/38	750	740,496
4.70%, 04/15/48	500	487,049
Nexen Energy ULC, 6.40%, 05/15/37	400	493,675
Noble Energy, Inc.:
5.63%, 05/01/21	250	254,675
4.15%, 12/15/21	150	153,283
3.85%, 01/15/28	500	491,618
5.25%, 11/15/43	500	533,145
4.95%, 08/15/47	500	520,932

18

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.:
4.10%, 02/01/21	$50	$51,452
3.50%, 06/15/25	250	250,481
3.40%, 04/15/26	390	385,772
3.00%, 02/15/27	1,500	1,437,930
4.40%, 04/15/46	250	261,135
ONEOK Partners LP:
3.38%, 10/01/22	500	492,141
4.90%, 03/15/25	250	260,967
6.13%, 02/01/41	300	341,791
ONEOK, Inc., 4.95%, 07/13/47	1,000	1,014,645
Petroleos Mexicanos:
5.50%, 01/21/21	500	520,500
6.38%, 02/04/21	2,000	2,131,000
4.88%, 01/24/22	400	409,960
3.50%, 01/30/23	400	384,400
4.63%, 09/21/23	1,500	1,503,135
4.88%, 01/18/24	250	253,625
4.50%, 01/23/26	2,000	1,939,000
6.88%, 08/04/26	500	549,500
6.50%, 03/13/27	750	801,000
6.50%, 06/02/41	550	545,875
5.50%, 06/27/44	862	767,611
6.38%, 01/23/45	750	729,000
5.63%, 01/23/46	550	490,479
6.75%, 09/21/47	1,473	1,490,499
6.35%, 02/12/48(d)	2,000	1,932,500
Phillips 66:
4.65%, 11/15/34	1,355	1,422,001
5.88%, 05/01/42	100	120,177
4.88%, 11/15/44	250	266,578
Phillips 66 Partners LP, 4.90%, 10/01/46	500	501,932
Pioneer Natural Resources Co., 3.95%, 07/15/22	150	152,471
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 06/01/22	500	493,176
2.85%, 01/31/23	250	235,825
3.60%, 11/01/24	750	714,864
4.50%, 12/15/26	500	495,946
5.15%, 06/01/42	50	47,197
4.70%, 06/15/44	750	669,608
Sabine Pass Liquefaction LLC:
5.63%, 03/01/25	1,000	1,075,843
5.00%, 03/15/27	1,000	1,038,910
Shell International Finance BV:
1.38%, 05/10/19	250	246,796
4.38%, 03/25/20	100	103,031
2.13%, 05/11/20	750	738,653
2.25%, 11/10/20	1,120	1,104,364
1.88%, 05/10/21	250	241,821
1.75%, 09/12/21	1,000	958,585
3.40%, 08/12/23	2,000	2,020,870
3.25%, 05/11/25	1,250	1,238,243
2.88%, 05/10/26	500	481,871
2.50%, 09/12/26	1,000	932,367
4.13%, 05/11/35	500	518,057
6.38%, 12/15/38	300	398,389
5.50%, 03/25/40	300	363,416
4.55%, 08/12/43	200	216,905
4.38%, 05/11/45	500	531,352
4.00%, 05/10/46	750	750,631
3.75%, 09/12/46	900	867,831
Spectra Energy Partners LP:
4.75%, 03/15/24	250	262,600

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
3.50%, 03/15/25	$250	$240,800
3.38%, 10/15/26	1,000	943,817
Statoil ASA:
2.25%, 11/08/19	1,000	992,154
2.75%, 11/10/21	500	495,391
2.65%, 01/15/24	1,500	1,447,233
3.70%, 03/01/24	250	254,536
3.25%, 11/10/24	500	495,402
5.10%, 08/17/40	100	117,228
Suncor Energy, Inc.:
3.60%, 12/01/24	1,165	1,163,404
6.50%, 06/15/38	500	641,319
6.85%, 06/01/39	250	336,938
4.00%, 11/15/47	1,000	980,518
Sunoco Logistics Partners Operations LP:
4.25%, 04/01/24	400	397,735
4.00%, 10/01/27	2,500	2,368,319
4.95%, 01/15/43	250	226,651
5.30%, 04/01/44	100	93,019
5.40%, 10/01/47	500	476,333
TC PipeLines LP:
4.38%, 03/13/25	250	252,188
3.90%, 05/25/27	105	100,437
Total Capital Canada Ltd., 2.75%, 07/15/23	150	145,845
Total Capital International SA:
2.75%, 06/19/21	250	247,814
2.70%, 01/25/23	500	488,251
TransCanada PipeLines Ltd.:
2.50%, 08/01/22	1,000	973,148
3.75%, 10/16/23	500	510,222
4.88%, 01/15/26	1,600	1,726,543
4.63%, 03/01/34	250	264,998
6.20%, 10/15/37	200	246,765
7.25%, 08/15/38	250	339,214
7.63%, 01/15/39	250	347,423
5.00%, 10/16/43	150	164,912
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26	250	307,613
4.45%, 08/01/42	250	243,704
Valero Energy Corp.:
6.13%, 02/01/20	150	158,079
3.65%, 03/15/25	500	497,629
3.40%, 09/15/26	750	719,609
6.63%, 06/15/37	300	378,787
4.90%, 03/15/45	500	529,254
Western Gas Partners LP:
4.00%, 07/01/22	250	249,424
3.95%, 06/01/25	750	731,049
4.65%, 07/01/26	250	253,095
Williams Partners LP:
5.25%, 03/15/20	500	518,104
4.00%, 11/15/21	250	252,909
3.60%, 03/15/22	750	746,605
4.30%, 03/04/24	250	253,416
3.90%, 01/15/25	250	247,591
4.00%, 09/15/25	250	245,979
3.75%, 06/15/27	1,500	1,434,056
6.30%, 04/15/40	250	286,367
4.90%, 01/15/45	500	493,024

		151,965,839
Paper & Forest Products — 0.1%
Fibria Overseas Finance, Ltd., 5.50%, 01/17/27	1,000	1,033,500
Georgia-Pacific LLC, 8.88%, 05/15/31	525	793,860

19

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Paper & Forest Products (continued)
International Paper Co.:
3.65%, 06/15/24	$500	$497,876
5.00%, 09/15/35	250	266,593
7.30%, 11/15/39	250	327,484
4.80%, 06/15/44	250	251,289
4.40%, 08/15/47	500	476,634
4.35%, 08/15/48	750	711,534
WestRock MWV LLC, 8.20%, 01/15/30	100	134,707

		4,493,477
Personal Products — 0.1%
Colgate-Palmolive Co.:
3.25%, 03/15/24	250	250,558
3.70%, 08/01/47	750	717,116
Estee Lauder Cos., Inc., 3.15%, 03/15/27	1,000	979,028
Procter & Gamble Co.:
1.90%, 10/23/20	2,500	2,455,095
3.50%, 10/25/47	1,000	952,174

		5,353,971
Pharmaceuticals — 1.5%
Abbott Laboratories:
2.00%, 03/15/20	500	491,357
2.55%, 03/15/22	1,000	972,946
3.25%, 04/15/23	150	148,941
3.88%, 09/15/25	45	45,455
3.75%, 11/30/26	500	497,324
4.75%, 11/30/36	500	539,568
5.30%, 05/27/40	500	561,435
4.75%, 04/15/43	250	262,485
4.90%, 11/30/46	1,000	1,096,457
AbbVie, Inc.:
2.50%, 05/14/20	500	493,530
2.30%, 05/14/21	750	731,100
2.90%, 11/06/22	1,250	1,221,025
2.85%, 05/14/23	1,500	1,452,682
3.60%, 05/14/25	1,500	1,478,286
3.20%, 05/14/26	1,435	1,363,853
4.50%, 05/14/35	450	460,891
4.30%, 05/14/36	200	200,029
4.40%, 11/06/42	400	394,660
4.70%, 05/14/45	500	515,610
4.45%, 05/14/46	1,250	1,243,089
Actavis Funding SCS:
3.00%, 03/12/20	1,000	994,844
3.45%, 03/15/22	1,155	1,145,125
3.80%, 03/15/25	750	736,788
4.55%, 03/15/35	380	372,013
4.85%, 06/15/44	250	247,532
4.75%, 03/15/45	668	655,336
Actavis, Inc., 3.25%, 10/01/22	1,150	1,126,032
AmerisourceBergen Corp.:
3.45%, 12/15/27	750	713,595
4.25%, 03/01/45	250	234,876
AstraZeneca PLC:
1.95%, 09/18/19	500	493,568
2.38%, 11/16/20	500	492,092
2.38%, 06/12/22	500	482,889
3.38%, 11/16/25	1,700	1,675,498
3.13%, 06/12/27	500	479,008
6.45%, 09/15/37	100	129,537
4.38%, 11/16/45	650	657,665
Bristol-Myers Squibb Co.:
2.00%, 08/01/22	250	240,416
4.50%, 03/01/44	250	274,194

Security	Par (000)	Value
Pharmaceuticals (continued)
Cardinal Health, Inc.:
3.50%, 11/15/24	$250	$244,376
3.41%, 06/15/27	2,000	1,883,671
4.60%, 03/15/43	50	48,590
4.90%, 09/15/45	250	255,835
CVS Health Corp.:
2.25%, 08/12/19	500	494,999
3.35%, 03/09/21	1,000	1,005,443
4.13%, 05/15/21	250	255,554
2.13%, 06/01/21	250	241,526
3.70%, 03/09/23	2,000	2,010,860
4.00%, 12/05/23	500	505,876
4.10%, 03/25/25	1,500	1,510,575
3.88%, 07/20/25	443	439,154
2.88%, 06/01/26	750	691,096
4.30%, 03/25/28	2,500	2,510,653
4.88%, 07/20/35	1,000	1,037,641
4.78%, 03/25/38	2,000	2,027,060
5.13%, 07/20/45	750	795,505
5.05%, 03/25/48	2,000	2,103,574
Eli Lilly & Co.:
2.75%, 06/01/25	45	43,566
3.10%, 05/15/27	750	731,768
3.70%, 03/01/45	250	244,827
Express Scripts Holding Co.:
2.25%, 06/15/19	350	347,841
4.75%, 11/15/21	300	312,734
3.05%, 11/30/22	3,000	2,933,690
3.00%, 07/15/23	1,000	958,368
3.50%, 06/15/24	250	244,111
4.50%, 02/25/26	250	254,539
3.40%, 03/01/27	750	704,646
4.80%, 07/15/46	250	253,781
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	1,650	1,638,557
GlaxoSmithKline Capital, Inc.:
2.80%, 03/18/23	1,500	1,468,364
5.38%, 04/15/34	250	287,985
6.38%, 05/15/38	300	394,745
Johnson & Johnson:
1.95%, 11/10/20	1,000	983,706
1.65%, 03/01/21	500	486,481
2.45%, 12/05/21	450	445,024
2.05%, 03/01/23	750	721,219
2.45%, 03/01/26	370	348,652
4.38%, 12/05/33	250	273,535
3.55%, 03/01/36	750	741,333
3.63%, 03/03/37	500	498,103
4.50%, 09/01/40	100	112,171
4.50%, 12/05/43	750	836,571
3.50%, 01/15/48	750	714,681
Mead Johnson Nutrition Co., 4.60%, 06/01/44	250	257,400
Merck & Co., Inc.:
3.88%, 01/15/21	250	257,176
2.35%, 02/10/22	500	490,002
2.75%, 02/10/25	3,570	3,441,037
4.15%, 05/18/43	250	261,403
3.70%, 02/10/45	900	878,058
Merck Sharp & Dohme Corp., 5.00%, 06/30/19	500	514,672
Mylan NV:
3.95%, 06/15/26	1,000	969,920
5.25%, 06/15/46	500	509,934
Mylan, Inc., 4.20%, 11/29/23	250	252,914

20

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
Novartis Capital Corp.:
1.80%, 02/14/20	$250	$246,022
4.40%, 04/24/20	100	103,363
3.40%, 05/06/24	650	654,804
3.00%, 11/20/25	1,100	1,073,120
4.40%, 05/06/44	750	820,829
Perrigo Finance PLC:
3.90%, 12/15/24	250	248,407
4.38%, 03/15/26	250	253,903
Pfizer, Inc.:
1.45%, 06/03/19	500	494,333
1.95%, 06/03/21	500	488,836
2.20%, 12/15/21	1,000	984,329
5.80%, 08/12/23	500	565,544
2.75%, 06/03/26	115	109,286
3.00%, 12/15/26	1,750	1,694,793
4.00%, 12/15/36	500	518,484
7.20%, 03/15/39	250	360,261
4.30%, 06/15/43	500	522,743
4.40%, 05/15/44	500	537,728
Shire Acquisitions Investments Ireland DAC:
2.88%, 09/23/23	500	477,341
3.20%, 09/23/26	900	839,204
Wyeth LLC:
6.50%, 02/01/34	500	662,428
5.95%, 04/01/37	250	319,113
Zoetis, Inc., 4.70%, 02/01/43	400	427,524

		80,599,628
Real Estate — 0.0%
CBRE Services, Inc.:
5.25%, 03/15/25	250	267,443
4.88%, 03/01/26	250	262,183
Host Hotels & Resorts LP:
5.25%, 03/15/22	250	263,750
Series E, 4.00%, 06/15/25	190	187,106
Liberty Property LP, 4.40%, 02/15/24	250	259,724
Prologis LP, 3.75%, 11/01/25	45	45,446

		1,285,652
Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc., 4.30%, 01/15/26	1,250	1,262,500
American Tower Corp.:
2.80%, 06/01/20	250	248,158
5.05%, 09/01/20	25	26,020
5.90%, 11/01/21	500	541,535
4.70%, 03/15/22	100	104,362
3.50%, 01/31/23	150	149,139
5.00%, 02/15/24	1,000	1,055,581
4.40%, 02/15/26	30	30,316
3.38%, 10/15/26	500	467,845
AvalonBay Communities, Inc.:
2.95%, 09/15/22	100	98,365
3.45%, 06/01/25	100	98,908
3.20%, 01/15/28	2,000	1,893,320
3.90%, 10/15/46	250	235,431
Boston Properties LP:
4.13%, 05/15/21	250	256,427
3.85%, 02/01/23	1,000	1,018,999
3.13%, 09/01/23	250	245,456
3.20%, 01/15/25	1,000	965,307
3.65%, 02/01/26	190	185,782
Brixmor Operating Partnership LP:
3.65%, 06/15/24	750	730,958
4.13%, 06/15/26	250	245,187

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp.:
3.40%, 02/15/21	$750	$752,842
2.25%, 09/01/21	1,000	963,868
3.70%, 06/15/26	280	269,460
4.00%, 03/01/27	1,000	983,338
3.80%, 02/15/28	2,000	1,923,537
DDR Corp.:
4.63%, 07/15/22	100	103,667
4.25%, 02/01/26	250	248,444
Digital Realty Trust LP, 4.75%, 10/01/25	500	522,001
EPR Properties, 4.50%, 06/01/27	1,000	974,922
ERP Operating LP:
4.75%, 07/15/20	100	103,655
4.63%, 12/15/21	2,000	2,089,920
3.25%, 08/01/27	500	483,028
4.50%, 07/01/44	150	156,169
Essex Portfolio LP, 3.88%, 05/01/24	100	100,607
Federal Realty Investment Trust, 3.25%, 07/15/27	500	475,100
HCP, Inc.:
2.63%, 02/01/20	250	247,401
5.38%, 02/01/21	39	41,005
3.15%, 08/01/22	100	98,577
4.00%, 12/01/22	250	254,956
3.40%, 02/01/25	500	485,503
4.00%, 06/01/25	500	500,753
Hospitality Properties Trust:
5.00%, 08/15/22	200	207,834
4.95%, 02/15/27	1,000	1,017,109
Kimco Realty Corp.:
3.20%, 05/01/21	250	249,871
3.30%, 02/01/25	350	336,821
2.80%, 10/01/26	500	446,849
4.45%, 09/01/47	350	332,020
Mid-America Apartments LP, 4.30%, 10/15/23	200	207,386
National Retail Properties, Inc., 3.30%, 04/15/23	500	493,864
Omega Healthcare Investors, Inc.:
4.50%, 04/01/27	250	240,624
4.75%, 01/15/28	500	485,208
Realty Income Corp.:
4.65%, 08/01/23	250	262,214
3.00%, 01/15/27	1,000	923,432
Simon Property Group LP:
4.13%, 12/01/21	100	103,192
3.38%, 03/15/22	100	100,396
2.63%, 06/15/22	250	243,634
3.38%, 10/01/24	500	493,493
3.38%, 06/15/27	750	727,166
4.75%, 03/15/42	100	106,248
4.25%, 10/01/44	250	247,357
4.25%, 11/30/46	500	494,987
Ventas Realty LP:
4.13%, 01/15/26	1,250	1,259,747
3.25%, 10/15/26	500	469,234
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 04/01/20	250	247,960
4.25%, 03/01/22	100	102,731
VEREIT Operating Partnership LP, 3.95%, 08/15/27	500	469,579
Welltower, Inc.:
4.13%, 04/01/19	200	202,379
5.25%, 01/15/22	50	53,120
4.00%, 06/01/25	2,250	2,248,190
4.25%, 04/01/26	350	354,347
Weyerhaeuser Co., 7.38%, 03/15/32	350	462,286

		35,227,627

21

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
4.70%, 10/01/19	$750	$771,001
3.75%, 04/01/24	50	51,120
3.65%, 09/01/25	750	760,726
7.00%, 12/15/25	250	307,521
3.25%, 06/15/27	4,000	3,939,039
5.40%, 06/01/41	50	59,369
4.40%, 03/15/42	150	157,853
4.38%, 09/01/42	250	262,112
4.45%, 03/15/43	200	210,856
5.15%, 09/01/43	250	289,373
4.90%, 04/01/44	500	559,537
4.55%, 09/01/44	250	269,330
4.13%, 06/15/47	250	257,374
Canadian National Railway Co.:
2.85%, 12/15/21	1,000	997,150
2.95%, 11/21/24	305	300,858
2.75%, 03/01/26	560	533,243
3.50%, 11/15/42	100	95,004
Canadian Pacific Railway Co.:
4.45%, 03/15/23	500	524,032
2.90%, 02/01/25	1,000	961,292
7.13%, 10/15/31	250	325,996
4.80%, 09/15/35	250	275,974
5.75%, 01/15/42	25	31,080
4.80%, 08/01/45	110	124,114
CSX Corp.:
3.70%, 10/30/20	100	101,722
3.35%, 11/01/25	250	244,397
4.75%, 05/30/42	100	106,062
4.30%, 03/01/48	750	748,375
3.95%, 05/01/50	450	415,362
4.50%, 08/01/54	250	247,191
4.25%, 11/01/66	750	680,759
Kansas City Southern, 3.13%, 06/01/26	250	237,336
Norfolk Southern Corp.:
3.00%, 04/01/22	1,750	1,737,391
3.85%, 01/15/24	1,000	1,024,127
3.15%, 06/01/27	880	837,914
3.95%, 10/01/42	100	97,034
4.80%, 08/15/43	131	140,343
4.45%, 06/15/45	250	259,367
3.94%, 11/01/47(d)	225	216,587
Union Pacific Corp.:
4.16%, 07/15/22	100	104,439
3.65%, 02/15/24	1,000	1,020,813
3.25%, 08/15/25	250	246,823
2.75%, 03/01/26	1,000	952,956
3.60%, 09/15/37	1,250	1,203,551
4.30%, 06/15/42	50	51,703
4.75%, 12/15/43	250	274,761
4.05%, 11/15/45	250	252,274
4.05%, 03/01/46	140	141,282
3.80%, 10/01/51	250	238,363

		23,644,886
Semiconductors & Semiconductor Equipment — 0.4%
Altera Corp., 4.10%, 11/15/23	250	260,453
Analog Devices, Inc., 3.50%, 12/05/26	750	731,016
Applied Materials, Inc.:
4.30%, 06/15/21	500	519,307
3.90%, 10/01/25	160	164,338
3.30%, 04/01/27	1,000	982,602
5.85%, 06/15/41	300	376,775

Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.00%, 01/15/22	$1,500	$1,471,869
3.88%, 01/15/27	1,500	1,458,876
3.50%, 01/15/28	500	469,965
Intel Corp.:
1.85%, 05/11/20	2,000	1,968,643
2.45%, 07/29/20	2,000	1,988,619
1.70%, 05/19/21	1,000	966,130
3.70%, 07/29/25	1,000	1,021,969
4.10%, 05/19/46	500	512,733
3.73%, 12/08/47(d)	1,399	1,363,198
KLA-Tencor Corp., 4.65%, 11/01/24	305	318,550
Lam Research Corp., 3.80%, 03/15/25	230	232,078
Maxim Integrated Products, Inc., 3.38%, 03/15/23	100	99,129
QUALCOMM, Inc.:
2.10%, 05/20/20	70	69,202
2.25%, 05/20/20	500	491,693
3.00%, 05/20/22	250	246,273
2.60%, 01/30/23	140	134,276
3.45%, 05/20/25	250	244,110
3.25%, 05/20/27	500	473,982
4.65%, 05/20/35	250	259,590
4.80%, 05/20/45	750	781,863
4.30%, 05/20/47	500	484,471
Seagate HDD Cayman:
4.75%, 06/01/23	500	500,485
4.88%, 06/01/27	500	473,851
Texas Instruments, Inc., 1.75%, 05/01/20	250	245,072
Xilinx, Inc., 3.00%, 03/15/21	75	74,710

		19,385,828
Software — 0.7%
Activision Blizzard, Inc., 3.40%, 06/15/27	1,000	966,763
CA, Inc., 4.50%, 08/15/23	170	176,568
Hewlett Packard Enterprise Co., 4.40%, 10/15/22	1,500	1,552,426
Microsoft Corp.:
1.10%, 08/08/19	2,000	1,966,624
1.85%, 02/06/20	1,000	990,028
1.85%, 02/12/20	500	495,786
3.00%, 10/01/20	50	50,477
2.00%, 11/03/20	500	491,681
1.55%, 08/08/21	500	480,122
2.40%, 02/06/22	1,000	983,124
2.38%, 02/12/22	1,000	980,732
2.65%, 11/03/22	500	493,611
2.00%, 08/08/23	1,000	948,046
2.88%, 02/06/24	865	850,020
3.13%, 11/03/25	500	492,553
2.40%, 08/08/26	485	451,331
3.30%, 02/06/27	1,500	1,489,155
3.50%, 02/12/35	165	162,971
4.20%, 11/03/35	250	267,921
3.45%, 08/08/36	750	731,510
4.10%, 02/06/37	1,250	1,325,478
4.50%, 10/01/40	500	554,637
5.30%, 02/08/41	100	122,785
3.75%, 05/01/43	150	148,682
3.75%, 02/12/45	500	496,470
4.45%, 11/03/45	500	553,532
3.70%, 08/08/46	1,000	986,669
4.25%, 02/06/47	1,000	1,075,913
4.00%, 02/12/55	500	507,852
4.75%, 11/03/55	250	286,492
3.95%, 08/08/56	250	248,490

22

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Software (continued)
4.50%, 02/06/57	$1,500	$1,644,174
Oracle Corp.:
2.25%, 10/08/19	750	745,579
3.88%, 07/15/20	100	102,370
2.80%, 07/08/21	1,000	997,222
1.90%, 09/15/21	2,000	1,930,913
2.50%, 10/15/22	250	243,749
2.40%, 09/15/23	1,000	957,822
2.95%, 11/15/24	500	486,504
2.95%, 05/15/25	500	484,181
2.65%, 07/15/26	745	696,580
3.25%, 11/15/27	750	731,578
3.25%, 05/15/30	250	240,179
4.30%, 07/08/34	250	263,931
3.90%, 05/15/35	500	499,937
3.85%, 07/15/36	750	743,016
3.80%, 11/15/37	750	741,639
6.13%, 07/08/39	500	645,700
5.38%, 07/15/40	400	477,642
4.50%, 07/08/44	500	533,391
4.13%, 05/15/45	250	252,021
4.00%, 07/15/46	250	246,363
4.00%, 11/15/47	1,500	1,478,563
4.38%, 05/15/55	250	259,874

		36,731,377
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 4.50%, 12/01/23	250	258,764
AutoZone, Inc.:
3.70%, 04/15/22	50	50,698
3.13%, 07/15/23	250	246,930
3.25%, 04/15/25	165	160,008
Bed Bath & Beyond, Inc., 5.17%, 08/01/44	250	208,047
Home Depot, Inc.:
2.00%, 06/15/19	350	348,205
2.00%, 04/01/21	500	487,935
4.40%, 04/01/21	150	155,865
2.63%, 06/01/22	750	738,792
3.35%, 09/15/25	500	498,015
3.00%, 04/01/26	1,500	1,458,053
2.13%, 09/15/26	500	452,292
2.80%, 09/14/27	500	473,138
5.88%, 12/16/36	100	128,509
5.40%, 09/15/40	500	608,144
4.20%, 04/01/43	250	258,521
4.40%, 03/15/45	250	268,013
4.25%, 04/01/46	1,000	1,045,812
3.90%, 06/15/47	500	497,496
3.50%, 09/15/56	140	125,014
Lowe’s Cos., Inc.:
4.63%, 04/15/20	100	102,956
3.12%, 04/15/22	1,600	1,610,066
3.38%, 09/15/25	500	496,055
2.50%, 04/15/26	955	885,088
4.25%, 09/15/44	250	254,184
3.70%, 04/15/46	250	232,449
4.05%, 05/03/47	1,000	985,914
Macy’s Retail Holdings, Inc.:
3.88%, 01/15/22	300	300,255
4.38%, 09/01/23	200	201,362
3.63%, 06/01/24	250	240,452
4.50%, 12/15/34	500	436,007
QVC, Inc.:
5.45%, 08/15/34	200	192,742

Security	Par (000)	Value
Specialty Retail (continued)
5.95%, 03/15/43	$350	$341,541

		14,747,322
Technology Hardware, Storage & Peripherals — 0.5%
Adobe Systems, Inc., 3.25%, 02/01/25	70	69,691
Apple, Inc.:
1.10%, 08/02/19	1,250	1,227,614
1.55%, 02/07/20	250	245,388
1.90%, 02/07/20	1,000	988,525
2.00%, 05/06/20	500	493,701
2.00%, 11/13/20	3,000	2,947,766
2.25%, 02/23/21	500	492,480
1.55%, 08/04/21	1,000	958,328
2.10%, 09/12/22	500	481,721
2.40%, 01/13/23	1,000	971,079
2.85%, 02/23/23	250	247,946
2.40%, 05/03/23	2,000	1,934,615
3.45%, 05/06/24	1,000	1,009,659
2.50%, 02/09/25	140	132,735
3.20%, 05/13/25	750	742,079
3.25%, 02/23/26	660	650,720
2.45%, 08/04/26	1,410	1,307,074
3.35%, 02/09/27	2,000	1,975,822
3.20%, 05/11/27	1,000	977,127
2.90%, 09/12/27	1,000	951,894
4.50%, 02/23/36	250	274,110
3.85%, 05/04/43	250	246,385
4.45%, 05/06/44	250	268,303
3.45%, 02/09/45	350	322,973
4.38%, 05/13/45	500	527,601
4.65%, 02/23/46	480	528,574
3.85%, 08/04/46	750	733,869
4.25%, 02/09/47	250	259,023
3.75%, 11/13/47	1,250	1,206,976
Dell International LLC/EMC Corp.(d):
4.42%, 06/15/21	500	512,884
5.45%, 06/15/23	1,000	1,060,025
6.02%, 06/15/26	1,590	1,712,305
8.10%, 07/15/36	500	607,888
8.35%, 07/15/46	350	444,563
Hewlett Packard Enterprise Co.:
4.90%, 10/15/25	750	778,689
6.20%, 10/15/35	500	536,986
6.35%, 10/15/45	250	267,100
HP, Inc., 6.00%, 09/15/41	150	159,922
NetApp, Inc., 3.38%, 06/15/21	105	104,949

		29,359,089
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 3.88%, 11/01/45	500	499,184
VF Corp., 3.50%, 09/01/21	100	101,950

		601,134
Tobacco — 0.3%
Altria Group, Inc.:
9.25%, 08/06/19	45	48,778
2.63%, 01/14/20	250	248,523
4.75%, 05/05/21	1,000	1,045,247
2.85%, 08/09/22	1,500	1,468,692
4.00%, 01/31/24	250	255,476
4.50%, 05/02/43	400	405,527
5.38%, 01/31/44	320	367,598
3.88%, 09/16/46	1,250	1,167,871
BAT Capital Corp.(d):
2.30%, 08/14/20	1,000	980,450

23

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Tobacco (continued)
2.76%, 08/15/22	$1,000	$967,245
3.22%, 08/15/24	750	723,093
3.56%, 08/15/27	1,000	957,837
4.39%, 08/15/37	1,250	1,242,000
4.54%, 08/15/47	500	494,623
Philip Morris International, Inc.:
4.13%, 05/17/21	50	51,627
2.63%, 03/06/23	250	241,611
2.13%, 05/10/23	1,000	939,987
3.25%, 11/10/24	1,000	977,902
3.38%, 08/11/25	750	736,650
2.75%, 02/25/26	415	390,319
3.13%, 08/17/27	1,000	960,721
4.50%, 03/20/42	50	51,771
3.88%, 08/21/42	100	94,407
4.13%, 03/04/43	450	442,180
4.88%, 11/15/43	250	272,175
4.25%, 11/10/44	365	366,024
Reynolds American, Inc.:
6.88%, 05/01/20	250	268,119
3.25%, 06/12/20	1,135	1,135,109
5.70%, 08/15/35	325	369,770
6.15%, 09/15/43	150	180,476
5.85%, 08/15/45	500	584,919

		18,436,727
Trading Companies & Distributors — 0.0%
GATX Corp., 3.25%, 09/15/26	750	705,047

Utilities — 0.0%
Emera US Finance LP:
3.55%, 06/15/26	75	71,625
4.75%, 06/15/46	350	351,253

		422,878
Water Utilities — 0.0%
American Water Capital Corp.:
3.40%, 03/01/25	250	250,452
2.95%, 09/01/27	500	474,743
4.30%, 09/01/45	250	261,988
3.75%, 09/01/47	500	478,258

		1,465,441
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV:
5.00%, 03/30/20	1,200	1,238,528
3.13%, 07/16/22	1,500	1,474,948
6.13%, 03/30/40	250	299,347
4.38%, 07/16/42	850	861,887
Rogers Communications, Inc.:
3.00%, 03/15/23	650	640,822
3.63%, 12/15/25	565	563,011
2.90%, 11/15/26	1,000	941,769
5.00%, 03/15/44	250	274,045
4.30%, 02/15/48	750	753,079
Vodafone Group PLC:
7.88%, 02/15/30	100	130,271
4.38%, 02/19/43	950	899,139

		8,076,846

Total Corporate Bonds — 25.9% (Cost — $1,434,655,666)		1,408,773,906

Foreign Agency Obligations — 3.2%
African Development Bank:
1.13%, 09/20/19	1,000	982,250

Security	Par (000)	Value
Foreign Agency Obligations (continued)
Series GDIF, 1.00%, 05/15/19	$1,000	$985,720
Series GDIF, 1.25%, 07/26/21	500	477,889
Asian Development Bank:
1.88%, 04/12/19	500	497,951
1.63%, 05/05/20	3,000	2,950,723
2.25%, 01/20/21	5,000	4,958,050
1.63%, 03/16/21	750	729,330
2.00%, 02/16/22	2,000	1,948,641
1.88%, 02/18/22	1,000	969,841
2.00%, 04/24/26	1,000	936,621
Series 5Y, 1.88%, 08/10/22	500	482,826
Chile Government International Bond:
3.63%, 10/30/42	350	334,600
3.86%, 06/21/47	1,000	974,500
Colombia Government International Bond:
4.38%, 07/12/21	750	776,250
2.63%, 03/15/23	250	239,000
4.00%, 02/26/24	750	756,000
4.50%, 01/28/26	2,250	2,325,375
3.88%, 04/25/27	1,000	987,000
7.38%, 09/18/37	100	128,000
6.13%, 01/18/41	250	288,125
5.63%, 02/26/44	950	1,035,500
5.00%, 06/15/45	500	506,875
Council of Europe Development Bank:
1.50%, 05/17/19	1,000	991,330
1.88%, 01/27/20	1,000	990,090
1.63%, 03/10/20	250	246,017
European Bank for Reconstruction & Development:
0.88%, 07/22/19	500	490,690
1.75%, 11/26/19	500	494,978
1.63%, 05/05/20	2,000	1,965,500
European Investment Bank:
1.25%, 05/15/19	3,000	2,966,040
1.75%, 06/17/19	1,500	1,490,196
1.13%, 08/15/19	3,000	2,951,847
1.25%, 12/16/19	5,000	4,904,400
1.38%, 06/15/20	1,000	976,010
1.63%, 08/14/20	3,000	2,938,680
1.63%, 12/15/20	1,000	975,490
2.00%, 03/15/21	500	491,230
1.63%, 06/15/21	2,000	1,937,457
1.38%, 09/15/21	2,000	1,913,256
2.00%, 12/15/22	1,000	966,021
2.13%, 04/13/26	1,000	944,925
2.38%, 05/24/27	1,000	954,942
Export Development Canada:
1.75%, 08/19/19	500	495,990
1.00%, 09/13/19	2,000	1,962,080
1.75%, 07/21/20	500	491,756
Export-Import Bank of Korea:
1.75%, 05/26/19	2,000	1,972,596
1.88%, 10/21/21	2,000	1,900,624
2.75%, 01/25/22	1,000	976,821
3.25%, 11/10/25	500	483,889
FMS Wertmanagement:
1.00%, 08/16/19	1,000	981,810
1.38%, 06/08/21	1,000	961,417
Hungary Government International Bond:
5.38%, 02/21/23	500	539,950
5.75%, 11/22/23	500	552,500
5.38%, 03/25/24	500	544,800
7.63%, 03/29/41	250	360,654

24

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Agency Obligations (continued)
Inter-American Development Bank:
1.00%, 05/13/19	$2,500	$2,465,667
1.25%, 10/15/19	500	491,955
1.75%, 10/15/19	1,500	1,487,082
1.63%, 05/12/20	8,000	7,882,784
1.88%, 03/15/21	500	490,557
1.25%, 09/14/21	1,000	955,950
2.13%, 01/18/22	1,000	982,958
1.75%, 04/14/22	750	725,082
1.75%, 09/14/22	2,000	1,923,204
2.38%, 07/07/27	1,000	957,476
International Bank for Reconstruction & Development:
1.25%, 07/26/19	1,000	986,475
0.88%, 08/15/19	1,750	1,716,557
1.88%, 10/07/19	250	248,325
1.13%, 11/27/19	1,500	1,470,318
1.38%, 03/30/20	3,750	3,675,127
1.13%, 08/10/20	1,000	969,330
2.13%, 11/01/20	500	494,928
1.38%, 05/24/21	500	481,547
1.38%, 09/20/21	1,000	958,350
7.63%, 01/19/23	1,000	1,216,184
1.75%, 04/19/23	1,000	952,913
4.75%, 02/15/35	500	610,028
Series GDIF, 1.63%, 09/04/20	2,000	1,959,272
Series GDIF, 1.95%, 11/09/20	4,000	3,944,800
Series GDIF, 2.25%, 06/24/21	1,000	988,700
Series GDIF, 2.50%, 07/29/25	500	488,850
Series GDIF, 1.88%, 10/27/26	750	692,039
International Finance Corp.:
1.75%, 09/16/19	1,500	1,487,535
1.63%, 07/16/20	500	490,299
1.13%, 07/20/21	500	476,610
Israel Government International Bond, 4.50%, 01/30/43	200	204,677
Italian Government International Bond:
6.88%, 09/27/23	100	116,760
5.38%, 06/15/33	250	288,705
Japan Bank for International Cooperation:
2.13%, 02/07/19	200	199,496
1.88%, 04/20/21	2,000	1,945,174
2.00%, 11/04/21	2,000	1,937,500
2.38%, 07/21/22	1,000	976,797
2.38%, 11/16/22	2,000	1,944,732
3.38%, 07/31/23	500	507,521
2.38%, 04/20/26	750	710,445
2.25%, 11/04/26	500	467,345
Korea Development Bank:
1.38%, 09/12/19	750	733,609
2.75%, 03/19/23	1,000	967,954
Korea International Bond, 4.13%, 06/10/44	250	276,863
Landwirtschaftliche Rentenbank:
2.25%, 10/01/21	500	493,020
1.75%, 07/27/26	1,000	911,760
Mexico Government International Bond:
8.13%, 12/30/19	100	110,300
3.63%, 03/15/22	2,750	2,796,585
4.00%, 10/02/23	250	256,000
3.60%, 01/30/25	500	493,500
4.13%, 01/21/26	3,000	3,042,000
4.15%, 03/28/27	1,000	1,011,000
6.75%, 09/27/34	150	186,552
6.05%, 01/11/40	300	338,250
4.75%, 03/08/44	1,700	1,653,250
5.55%, 01/21/45	1,525	1,642,882

Security	Par (000)	Value
Foreign Agency Obligations (continued)
4.60%, 01/23/46	$500	$474,850
4.35%, 01/15/47	750	685,410
4.60%, 02/10/48	2,000	1,898,000
Nordic Investment Bank, 1.50%, 09/29/20	1,500	1,461,765
Panama Government International Bond:
5.20%, 01/30/20	350	364,700
3.75%, 03/16/25	1,500	1,509,750
3.88%, 03/17/28	1,500	1,511,250
6.70%, 01/26/36	350	441,875
Peruvian Government International Bond:
7.35%, 07/21/25	400	496,000
4.13%, 08/25/27	1,000	1,045,500
8.75%, 11/21/33	441	659,957
6.55%, 03/14/37	250	320,000
5.63%, 11/18/50	1,050	1,262,625
Philippine Government International Bond:
4.00%, 01/15/21	4,500	4,603,963
4.20%, 01/21/24	2,500	2,600,475
7.75%, 01/14/31	500	685,449
6.38%, 10/23/34	250	320,545
3.95%, 01/20/40	250	250,480
3.70%, 03/01/41	1,100	1,061,623
Poland Government International Bond:
6.38%, 07/15/19	250	261,635
5.00%, 03/23/22	1,050	1,122,805
3.00%, 03/17/23	200	198,107
4.00%, 01/22/24	250	259,750
3.25%, 04/06/26	250	247,935
Province of Alberta Canada, 2.20%, 07/26/22	1,000	970,377
Province of Manitoba Canada, 2.05%, 11/30/20	500	491,099
Province of Ontario Canada:
4.40%, 04/14/20	1,200	1,242,876
1.88%, 05/21/20	500	492,038
2.25%, 05/18/22	2,000	1,944,264
2.20%, 10/03/22	2,000	1,932,556
Province of Quebec Canada:
3.50%, 07/29/20	500	509,625
2.75%, 08/25/21	500	498,935
2.38%, 01/31/22	1,000	981,630
2.63%, 02/13/23	250	246,437
2.88%, 10/16/24	500	494,830
2.50%, 04/20/26	500	477,365
Svensk Exportkredit AB:
1.88%, 06/17/19	500	496,750
2.38%, 03/09/22	1,500	1,476,872
Uruguay Government International Bond:
8.00%, 11/18/22	150	174,008
4.50%, 08/14/24	1,250	1,308,188
4.38%, 10/27/27	1,000	1,029,300
5.10%, 06/18/50	1,500	1,537,500

Total Foreign Agency Obligations — 3.2% (Cost — $175,788,130)		173,017,731

Municipal Bonds — 0.6%
American Municipal Power, Inc, RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 8.08%, 02/15/50	500	842,890
7.83%, 02/15/41	150	230,385
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series F-2, 6.26%, 04/01/49	250	351,190
Series S-1, 6.92%, 04/01/40	530	738,428
Series S-1, 7.04%, 04/01/50	100	149,207

25

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds (continued)
Series S-3, 6.91%, 10/01/50	$200	$299,064
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40	210	265,999
Pension Funding, Series A, 6.90%, 12/01/40	100	131,949
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50	100	145,571
City of Los Angeles California Department of Water & Power, RB, Build America Bonds:
5.72%, 07/01/39	200	256,050
6.60%, 07/01/50	90	133,867
Series D, 6.57%, 07/01/45	175	253,570
City of New York New York, Build America Bonds, Series A-2, 5.21%, 10/01/31	225	259,875
City of New York New York, GO, 6.27%, 12/01/37	300	401,001
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series GG, Build America Bonds, 5.72%, 06/15/42	300	391,056
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38	345	427,614
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Build America Bonds, Fiscal 2010, Series EE, 6.01%, 06/15/42	100	133,854
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 5.72%, 02/01/41	200	252,932
City Public Service Board of San Antonio Texas, RB, 4.43%, 02/01/42	170	184,465
Commonwealth of Massachusetts, GO, Build America Bonds, 5.46%, 12/01/39	500	616,255
County of Clark Nevada Department of Aviation, ARB, Build America Bonds, Series C, 6.82%, 07/01/45	150	222,225
County of Los Angeles California Metropolitan Transportation Authority, RB, Build America Bonds, 5.74%, 06/01/39	100	122,927
County of San Diego California Water Authority, RB, Build America Bonds, Series B, 6.14%, 05/01/49	100	136,717
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	260	311,480
District of Columbia, RB, Build America Bonds, Series E, 5.59%, 12/01/34	200	240,038
District of Columbia Water & Sewer Authority, RB, Series A, 4.81%, 10/01/14	200	225,238
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 06/01/40	100	130,001
Health & Educational Facilities Authority of the State of Missouri, RB, Taxable, Washington University, Series A, 3.65%, 08/15/57	240	232,075
JobsOhio Beverage System, Refunding RB, Series B:
3.99%, 01/01/29	100	104,502
4.53%, 01/01/35	100	109,095
Los Angeles California Community College District, GO, Build America Bonds, 6.75%, 08/01/49	200	296,288
Los Angeles California Unified School District, GO, Build America Bonds:
5.75%, 07/01/34	100	123,833
6.76%, 07/01/34	450	601,956
Los Angeles County Public Works Financing Authority, RB, 7.62%, 08/01/40	100	149,882
Los Angeles Unified School District, GO, Build America Bonds, 5.76%, 07/01/29	300	357,366
Massachusetts School Building Authority, RB, Build America Bonds, 5.72%, 08/15/39	100	123,398

Security	Par (000)	Value
Municipal Bonds (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 4.05%, 07/01/26	$350	$363,058
Metropolitan Transportation Authority, RB, Build America Bonds:
6.67%, 11/15/39	125	169,279
Series E, 6.81%, 11/15/40	400	546,920
Metropolitan Washington Airports Authority, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	100	148,153
Metropolitan Water Reclamation District of Greater Chicago, GO, Build America Bonds, 5.72%, 12/01/38	150	189,417
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 6.64%, 04/01/57	345	428,556
New Jersey EDA, RB, Series A (NPFGC), 7.43%, 02/15/29	450	556,461
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 01/01/41	600	858,834
Series F, 7.41%, 01/01/40	400	589,156
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.56%, 12/15/40	100	127,163
Series C, 5.75%, 12/15/28	350	392,024
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Build America Bonds, 5.77%, 08/01/36	100	121,590
New York City Water & Sewer System, RB:
5.88%, 06/15/44	100	133,049
Build America Bonds, 2nd General Resolution, Fiscal 2020, Series DD, 5.95%, 06/15/42	115	153,264
New York City Water & Sewer System, Refunding RB, Build America Bonds, 2nd General Resolution, Fiscal 2011, Series AA, 5.44%, 06/15/43	200	251,066
New York State Dormitory Authority, RB, Build America Bonds, 5.60%, 03/15/40	300	370,044
New York State Urban Development Corp., RB, Build America Bonds, 5.77%, 03/15/39	200	239,260
New York State Urban Development Corp., Refunding RB, 2.10%, 03/15/22	410	403,957
North Texas Tollway Authority, RB, Build America Bonds, Series B, 6.72%, 01/01/49	300	440,160
Ohio State University, RB:
Build America Bonds, Series C, 4.91%, 06/01/40	200	234,370
Series A, 3.80%, 12/01/46	200	200,540
Ohio State Water Development Authority, RB, Build America Bonds, Series B-2, 4.88%, 12/01/34	100	110,892
Oregon School Boards Association, GO, Series B, 5.55%, 06/30/28	375	425,786
Permanent University Fund - University of Texas System, Refunding RB, 3.38%, 07/01/47	540	513,794
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	100	117,781
Consolidated, 160th Series, 5.65%, 11/01/40	245	311,500
Consolidated, 168th Series, 4.93%, 10/01/51	250	292,020
Port Authority of New York & New Jersey, RB:
159th Series, 6.04%, 12/01/29	200	248,914
182nd Series, 5.31%, 08/01/46	100	110,142
Port Authority of New York & New Jersey, Refunding ARB, Consolidated,174th Series, 4.46%, 10/01/62	800	875,440

26

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds (continued)
Regents of the University of California Medical Center Pooled Revenue, RB, Regents, Build America Bonds, Series H, 6.55%, 05/15/48	$50	$68,665
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Build America Bonds, Series F, 6.58%, 05/15/49	100	136,687
Regional Transportation District, RB, Series B, 5.84%, 11/01/50	100	130,829
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 01/01/41	225	261,225
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 04/01/32	100	119,933
State Board of Administration Finance Corp., RB, Series A:
2.16%, 07/01/19	150	149,628
3.00%, 07/01/20	300	301,698
2.64%, 07/01/21	200	198,716
State of California, 6.20%, 10/01/19	170	179,331
State of California, GO, Build America Bonds:
7.30%, 10/01/39	100	145,835
Various Purpose, 5.70%, 11/01/21	200	219,430
Various Purpose, 2.37%, 04/01/22	500	494,640
Various Purpose, 7.50%, 04/01/34	145	209,148
Various Purpose, 7.55%, 04/01/39	1,375	2,093,685
Various Purpose, 7.35%, 11/01/39	800	1,169,512
Various Purpose, 7.60%, 11/01/40	600	928,164
State of California Department of Water Res. Power Supply Revenue, Refunding RB, Series P, 2.00%, 05/01/22	250	242,257
State of Connecticut, GO:
Build America Bonds, Series D, 5.09%, 10/01/30	150	162,369
Series A, 5.85%, 03/15/32	200	236,454
State of Illinois, GO, Pension, 5.10%, 06/01/33	2,450	2,296,458
State of Oregon, GO, 5.76%, 06/01/23	91	98,382
State of South Carolina Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 01/01/50	100	134,731
State of Texas, GO, Build America Bonds, Series A, 5.52%, 04/01/39	500	640,730
State of Wisconsin, RB, Series A (AGM), 5.70%, 05/01/26	100	113,336
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27	320	314,973
Texas Transportation Commission, RB, 1st Tier, Build America Bonds, Series B, 5.18%, 04/01/30	600	702,258
University of California, RB:
Build America Bonds, 5.77%, 05/15/43	190	242,387
Build America Bonds, 5.95%, 05/15/45	350	445,739
General, Series AD, 4.86%, 05/15/12	300	325,296
University of California, Refunding RB:
3.06%, 07/01/25	100	99,393
General, Series AJ, 4.60%, 05/15/31	150	165,650
University of Virginia, RB, Series C, 4.18%, 09/01/17	60	60,061

Total Municipal Bonds — 0.6% (Cost — $32,859,184)		32,962,433

Non-Agency Mortgage-Backed Securities — 1.3%

Commercial Mortgage-Backed Securities — 1.3%
Barclays Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	2,300	2,320,956

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.13%, 11/10/46	$750	$781,450
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500	506,864
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,500	1,521,696
Series 2016-GC37, Class A4, 3.31%, 04/10/49	3,500	3,446,268
Series 2016-P5, Class A4, 2.94%, 10/10/49	1,000	958,949
Series 2017-P7, Class A4, 3.71%, 04/14/50	2,250	2,277,152
Commercial Mortgage Trust:
Series 2013-CR09, Class A4, 4.24%, 07/10/45(b)	2,700	2,834,353
Series 2013-CR12, Class A4, 4.05%, 10/10/46	1,300	1,352,014
Series 2013-CR8, Class A5, 3.61%, 06/10/46(b)	1,900	1,934,594
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	500	516,291
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,500	1,538,277
Series 2016-CR28, Class A4, 3.76%, 02/10/49	750	760,648
CSAIL Commercial Mortgage Securities Trust, Series 2015-C3, Class A4, 3.72%, 08/15/48	1,000	1,012,450
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 05/10/50	600	597,729
GS Mortgage Securities Trust, Class A3:
Series 2012-GC6, 3.48%, 01/10/45	5,280	5,343,286
Series 2012-GCJ9, 2.77%, 11/10/45	250	245,357
Series 2015-GS1, 3.73%, 11/10/48	2,300	2,343,514
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Class A5, 4.08%, 02/15/47	250	259,442
Series 2014-C22, Class A4, 3.80%, 09/15/47	300	307,219
Series 2015-C29, Class A2, 2.92%, 05/15/48	1,000	999,357
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 08/15/46	532	548,365
Series 2012-LC9, Class A3, 2.48%, 12/15/47	169	169,072
Series 2013-C16, Class A2, 3.07%, 12/15/46	311	311,349
Series 2014-C19, Class A2, 3.05%, 04/15/47	296	297,126
Series 2014-C20, Class A5, 3.80%, 07/15/47	1,400	1,433,131
Series 2017-JP7, Class A5, 3.45%, 09/15/50	3,500	3,468,522
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A5, 4.08%, 07/15/46(b)	3,750	3,910,124
Series 2013-C10, Class AS, 4.08%, 07/15/46(b)	2,500	2,567,172
Series 2013-C11, Class A4, 4.17%, 08/15/46(b)	11,765	12,313,433
Series 2015-C24, Class A4, 3.73%, 05/15/48	750	761,910
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A4, 4.22%, 07/15/46(b)	200	208,516
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	2,500	2,507,924
Series 2015-C27, Class A5, 3.45%, 02/15/48	1,500	1,496,609
Series 2015-SG1, Class A4, 3.79%, 09/15/48	5,000	5,081,315
WFRBS Commercial Mortgage Trust:
Series 2012-C7, Class A1, 2.30%, 06/15/45	351	349,072
Series 2012-C7, Class A2, 3.43%, 06/15/45	800	806,712
Series 2013-C11, Class A5, 3.07%, 03/15/45	500	496,377

Total Non-Agency Mortgage-Backed Securities — 1.3% (Cost — $70,826,238)		68,584,595

Preferred Securities

Capital Trusts — 0.0%
Banks — 0.0%
Goldman Sachs Capital I, 6.35%	250	297,962
Wells Fargo Capital X, 5.95%	250	270,000

		567,962
Insurance — 0.1%
Allstate Corp., Series B, 5.75%(a)	1,250	1,309,375
MetLife, Inc, 6.40%.:	600	657,750
Prudential Financial, Inc.(a):
5.38%	500	511,875

27

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
5.50%	$100	$104,875
8.88%	100	100,875
XLIT Ltd., 5.50%	250	274,222

Total Capital Trusts — 0.1% (Cost — $3,499,900)		2,958,972

Total Preferred Securities — 0.1%		3,526,934

U.S. Government Sponsored Agency Securities — 32.7%

Agency Obligations — 1.8%
Fannie Mae:
1.38%, 10/07/21	2,000	1,922,082
1.50%, 06/22/20	3,000	2,941,944
1.63%, 01/21/20	500	494,189
1.75%, 09/12/19	3,500	3,475,087
1.88%, 04/05/22	2,000	1,947,566
2.13%, 04/24/26	1,000	944,956
2.38%, 01/19/23	2,000	1,974,862
2.50%, 10/01/31	6,372	6,288,853
4.50%, 03/01/47	59	62,261
6.25%, 05/15/29	5,350	6,950,313
6.63%, 11/15/30	149	204,009
7.25%, 05/15/30	550	781,087
Federal Home Loan Bank:
1.00%, 09/26/19	6,000	5,891,286
1.38%, 05/28/19 - 02/18/21	27,000	26,611,799
2.75%, 12/13/24	5,000	4,982,845
5.50%, 07/15/36	2,100	2,798,515
Financing Corp., 8.60%, 09/26/19	200	218,131
Freddie Mac:
1.13%, 08/12/21	3,032	2,896,373
1.75%, 05/30/19	420	418,044
2.38%, 01/13/22	15,430	15,320,293
Series K727, Class A2, 2.95%, 07/25/24	5,000	4,973,960
Series K066, Class A2, 3.12%, 06/25/27	3,500	3,463,275
6.25%, 07/15/32	1,300	1,771,259
NCUA Guaranteed Notes, 3.00%, 06/12/19	1,000	1,006,850
Tennessee Valley Authority, 3.50%, 12/15/42	140	147,070

		98,486,909
Commercial Mortgage-Backed Securities — 0.4%
Fannie Mae:
Series 2012-M9, Class A2, 2.48%, 04/25/22	1,816	1,790,107
Series 2014-M6, Class A2, 2.68%, 05/25/21(b)	145	144,428
Series 2014-M2, Class ASV2, 2.78%, 06/25/21(b)	344	342,999
Series 2014-M13, Class A2, 3.02%, 08/25/24(b)	500	500,004
Freddie Mac:
Series K713, Class A2, 2.31%, 03/25/20	300	297,684
Series K026, Class A2, 2.51%, 11/25/22	200	196,850
Series K038, Class A1, 2.60%, 10/25/23	180	178,831
Series K014, Class A1, 2.79%, 10/25/20	47	46,906
Series K017, Class A2, 2.87%, 12/25/21	7,500	7,495,817
Series K033, Class A2, 3.06%, 07/25/23(b)	100	100,560
Series K052, Class A2, 3.15%, 11/25/25	750	751,991
Series K031, Class A2, 3.30%, 04/25/23(b)	100	101,697
Series K006, Class A1, 3.40%, 07/25/19	138	138,466
Series K035, Class A2, 3.46%, 08/25/23(b)	2,000	2,050,554
Series K037, Class A2, 3.49%, 01/25/24	200	205,372
Series K034, Class A2, 3.53%, 07/25/23(b)	3,900	4,009,782
Series K013, Class A2, 3.97%, 01/25/21(b)	500	514,365
Series K003, Class A5, 5.09%, 03/25/19	300	304,756

		19,171,169

Security	Par (000)	Value
Mortgage-Backed Securities — 30.5%
Fannie Mae Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.53%), 1.93%, 5/01/43(b)	$411	$423,088
(12 mo. LIBOR US + 1.53%), 2.00%, 4/01/43(b)	128	131,336
(12 mo. LIBOR US + 1.54%), 2.04%, 6/01/43(b)	478	476,886
(12 mo. LIBOR US + 1.70%), 2.45%, 8/01/42(b)	143	145,660
2.50%, 09/01/28 - 04/01/48(e)	46,237	45,228,548
3.00%, 01/01/27 - 04/01/48(e)	232,356	228,079,919
3.50%, 02/01/26 - 04/01/48(e)	235,017	236,236,572
(12 mo. LIBOR US + 1.76%), 3.52%, 8/01/41(b)	27	27,981
(12 mo. LIBOR US + 1.83%), 3.58%, 11/01/40(b)	14	14,174
4.00%, 10/01/25 - 04/01/48(e)	129,118	132,865,940
4.50%, 05/01/24 - 04/01/48(e)	40,520	42,539,243
5.00%, 01/01/19 - 04/01/48(e)	26,291	28,150,038
5.50%, 04/01/36 - 04/01/48(e)	6,343	6,886,058
6.00%, 03/01/34 - 04/01/48(e)	7,934	8,788,973
6.50%, 7/01/32	122	136,419
7.00%, 2/01/32	13	12,975
Freddie Mac Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.50%), 1.74%, 6/01/43(b)	77	79,061
2.50%, 07/01/28 - 04/01/48(e)	38,523	37,677,143
3.00%, 03/01/27 - 04/01/48(e)	134,887	132,558,933
3.50%, 03/01/32 - 04/01/48(e)	142,211	142,887,514
(12 mo. LIBOR US + 1.78%), 3.54%, 8/01/41(b)	21	21,386
(12 mo. LIBOR US + 1.81%), 3.60%, 9/01/40(b)	40	41,473
4.00%, 05/01/19 - 04/01/48(e)	84,705	87,068,231
4.50%, 04/01/18 - 04/01/48(e)	25,708	26,967,492
5.00%, 10/01/18 - 04/01/48(e)	10,575	11,283,808
5.50%, 06/01/35 - 04/01/48(e)	9,291	10,082,332
6.50%, 6/01/31	22	24,637
8.00%, 12/01/24	119	127,010
Ginnie Mae Mortgage-Backed Securities:
2.50%, 05/20/45 - 04/01/48(e)	4,558	4,343,156
3.00%, 05/15/43 - 04/01/48(e)	131,854	129,771,268
3.50%, 09/20/42 - 04/01/48(e)	210,157	212,249,237
4.00%, 03/15/41 - 04/01/48(e)	65,521	67,434,027
4.50%, 07/15/39 - 04/01/48(e)	19,745	20,628,949
5.00%, 11/15/39 - 04/01/48(e)	12,146	12,827,066
5.50%, 12/15/32 - 07/20/40	360	388,015
6.00%, 03/15/35 - 10/20/38	217	242,140
6.50%, 9/15/36	129	146,027
7.50%, 12/15/23	98	105,591
Government National Mortgage Association Mortgage-Backed Securities:
3.50%, 04/20/45 - 12/20/47	9,428	9,538,187
4.00%, 3/20/48	8,882	9,147,657
4.50%, 12/20/47 - 01/20/48	11,064	11,552,670

		1,657,336,820

Total U.S. Government Sponsored Agency Securities — 32.7% (Cost — $1,788,309,034)		1,774,994,898

U.S. Treasury Obligations — 36.9%
U.S. Treasury Bonds:
8.13%, 08/15/19	9,000	9,721,406
8.75%, 08/15/20	6,400	7,345,000
7.63%, 11/15/22	3,400	4,156,367
1.50%, 03/31/23	31,500	29,925,000
6.25%, 08/15/23	2,050	2,426,127
7.50%, 11/15/24	5,000	6,472,070
7.63%, 02/15/25	375	491,646
6.00%, 02/15/26	7,660	9,452,003
6.75%, 08/15/26	7,500	9,776,953
6.50%, 11/15/26	900	1,162,055
6.63%, 02/15/27	3,500	4,582,813

28

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations (continued)
6.38%, 08/15/27	$3,000	$3,906,328
6.13%, 11/15/27	3,000	3,857,813
6.13%, 08/15/29	2,500	3,317,676
5.38%, 02/15/31	14,000	17,926,016
4.50%, 02/15/36	29,766	36,780,776
4.75%, 02/15/37	1,450	1,856,000
5.00%, 05/15/37	9,000	11,862,773
4.38%, 02/15/38	6,000	7,382,578
4.50%, 05/15/38	1,000	1,251,523
3.50%, 02/15/39	1,300	1,428,324
4.25%, 05/15/39	2,775	3,376,720
4.50%, 08/15/39	1,700	2,138,148
4.38%, 11/15/39	1,800	2,228,836
4.63%, 02/15/40	1,230	1,573,871
4.38%, 05/15/40	1,650	2,045,420
3.88%, 08/15/40	860	996,189
4.25%, 11/15/40	7,528	9,190,629
4.75%, 02/15/41	11,000	14,363,164
4.38%, 05/15/41	17,610	21,916,883
3.75%, 08/15/41	6,550	7,463,930
3.13%, 11/15/41	10,700	11,054,438
3.13%, 02/15/42	24,850	25,675,098
3.00%, 05/15/42	14,480	14,639,506
2.75%, 08/15/42	10,250	9,903,262
2.75%, 11/15/42	10,000	9,652,344
3.13%, 02/15/43	15,000	15,462,305
2.88%, 05/15/43	9,750	9,610,605
3.63%, 08/15/43	2,500	2,798,730
3.75%, 11/15/43	1,700	1,941,785
3.63%, 02/15/44	1,000	1,120,508
3.38%, 05/15/44	1,600	1,720,688
3.13%, 08/15/44	2,000	2,059,531
3.00%, 11/15/44	6,300	6,341,836
2.50%, 02/15/45	4,500	4,108,887
3.00%, 05/15/45	12,600	12,679,242
2.88%, 08/15/45	7,500	7,365,234
3.00%, 11/15/45	11,900	11,966,938
2.50%, 02/15/46	12,000	10,921,406
2.50%, 05/15/46	8,350	7,593,281
2.88%, 11/15/46	8,500	8,335,977
3.00%, 02/15/47	9,000	9,047,813
3.00%, 05/15/47	18,200	18,288,867
U.S. Treasury Notes:
0.88%, 04/15/19	5,000	4,934,766
1.25%, 04/30/19	4,300	4,258,344
1.63%, 04/30/19	17,000	16,903,711
1.50%, 05/31/19	14,000	13,890,625
0.75%, 07/15/19	25,000	24,541,015
0.88%, 07/31/19	1,500	1,474,219
1.38%, 07/31/19	5,000	4,945,508
1.00%, 08/31/19	7,300	7,176,527
1.25%, 08/31/19	18,860	18,605,095
0.88%, 09/15/19	10,000	9,805,078
1.75%, 09/30/19	10,000	9,928,516
1.00%, 10/15/19	9,000	8,833,359
1.50%, 10/31/19	20,000	19,766,406
1.00%, 11/15/19	22,000	21,563,437
1.00%, 11/30/19	4,000	3,918,594
1.50%, 11/30/19	16,500	16,296,973
1.38%, 12/15/19	10,000	9,850,781
1.13%, 12/31/19	4,750	4,658,340
1.63%, 12/31/19	32,500	32,144,531
1.88%, 12/31/19	25,000	24,833,008
1.38%, 01/15/20	15,000	14,765,625

Security	Par (000)	Value
U.S. Treasury Obligations (continued)
1.25%, 01/31/20	$25,000	$24,541,015
1.38%, 01/31/20	750	738,223
1.38%, 02/15/20	11,000	10,816,523
3.63%, 02/15/20	7,500	7,683,984
1.25%, 02/29/20	6,200	6,080,359
1.38%, 02/29/20	5,700	5,603,145
1.63%, 03/15/20	24,000	23,693,437
1.13%, 03/31/20	11,500	11,237,656
1.50%, 04/15/20	20,000	19,679,688
1.13%, 04/30/20	2,700	2,635,242
1.50%, 05/15/20	20,000	19,663,281
1.50%, 05/31/20	12,000	11,790,937
1.50%, 06/15/20	5,000	4,911,914
1.88%, 06/30/20	2,000	1,979,922
1.50%, 07/15/20	20,000	19,627,344
1.63%, 07/31/20	20,000	19,678,906
2.00%, 07/31/20	21,500	21,336,230
2.63%, 08/15/20	4,140	4,166,037
2.13%, 08/31/20	7,000	6,962,813
1.38%, 09/30/20	10,000	9,761,328
2.00%, 09/30/20	35,000	34,699,219
1.38%, 10/31/20	10,000	9,752,344
1.75%, 10/31/20	500	492,285
2.63%, 11/15/20	11,000	11,068,750
1.63%, 11/30/20	6,000	5,884,219
2.00%, 11/30/20	5,300	5,249,277
1.88%, 12/15/20	45,000	44,423,437
1.75%, 12/31/20	23,800	23,404,883
2.38%, 12/31/20	17,900	17,899,301
2.00%, 01/15/21	15,000	14,846,484
2.13%, 01/31/21	11,800	11,714,266
3.63%, 02/15/21	2,310	2,389,045
1.13%, 02/28/21	30,000	28,931,250
2.00%, 02/28/21	32,700	32,335,957
1.25%, 03/31/21	9,000	8,701,875
2.25%, 03/31/21	11,500	11,449,688
1.38%, 04/30/21	5,000	4,846,680
3.13%, 05/15/21	3,000	3,062,344
2.00%, 05/31/21	5,000	4,934,961
1.13%, 06/30/21	4,500	4,316,836
2.13%, 06/30/21	10,000	9,901,953
2.25%, 07/31/21	12,804	12,723,475
1.13%, 08/31/21	3,000	2,869,336
2.00%, 08/31/21	8,500	8,372,168
2.13%, 09/30/21	7,900	7,809,582
1.25%, 10/31/21	8,000	7,667,188
2.00%, 10/31/21	9,000	8,855,156
2.00%, 11/15/21	3,700	3,640,453
1.75%, 11/30/21	6,000	5,847,188
1.88%, 11/30/21	3,000	2,937,656
2.00%, 12/31/21	12,000	11,787,656
2.13%, 12/31/21	10,000	9,874,609
1.50%, 01/31/22	3,500	3,373,125
1.88%, 01/31/22	9,000	8,796,094
1.75%, 02/28/22	1,500	1,458,633
1.88%, 02/28/22	5,000	4,883,203
1.75%, 03/31/22	9,100	8,842,641
1.88%, 03/31/22	18,000	17,568,984
1.75%, 04/30/22	10,000	9,705,469
1.75%, 05/31/22	3,000	2,909,180
1.75%, 06/30/22	8,000	7,753,438
2.13%, 06/30/22	18,000	17,713,828
1.88%, 07/31/22	20,000	19,463,281
2.00%, 07/31/22	15,000	14,679,492

29

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations (continued)
1.88%, 08/31/22	$29,958	$29,137,666
1.75%, 09/30/22	23,000	22,231,836
1.88%, 09/30/22	10,000	9,717,578
1.88%, 10/31/22	17,000	16,515,234
2.00%, 10/31/22	10,000	9,765,625
1.63%, 11/15/22	3,000	2,880,000
2.00%, 11/30/22	36,000	35,140,781
2.13%, 12/31/22	25,000	24,518,555
1.50%, 02/28/23	10,200	9,699,961
1.63%, 04/30/23	4,000	3,819,062
1.75%, 05/15/23	1,000	960,234
1.63%, 05/31/23	4,000	3,814,844
1.38%, 06/30/23	11,500	10,818,535
1.25%, 07/31/23	4,000	3,733,594
2.50%, 08/15/23	4,000	3,981,250
1.38%, 08/31/23	8,000	7,507,812
1.38%, 09/30/23	4,000	3,748,281
2.75%, 11/15/23	3,000	3,021,445
2.13%, 11/30/23	24,000	23,378,437
2.25%, 12/31/23	11,000	10,780,000
2.25%, 01/31/24	15,000	14,690,625
2.75%, 02/15/24	7,000	7,044,844
2.13%, 02/29/24	9,000	8,747,930
2.13%, 03/31/24	10,000	9,712,500
2.00%, 04/30/24	5,000	4,817,383
2.50%, 05/15/24	10,300	10,213,898
2.00%, 05/31/24	5,700	5,487,809
2.00%, 06/30/24	33,000	31,756,055
2.38%, 08/15/24	7,500	7,373,145
1.88%, 08/31/24	5,000	4,770,117
2.25%, 10/31/24	5,000	4,872,070
2.25%, 11/15/24	18,000	17,529,609
2.13%, 11/30/24	15,000	14,494,336
2.25%, 12/31/24	15,000	14,600,977
2.00%, 02/15/25	21,984	21,035,081
2.75%, 02/28/25	5,000	5,020,898
2.13%, 05/15/25	14,000	13,482,109
2.00%, 08/15/25	20,000	19,059,375
6.88%, 08/15/25	8,000	10,242,500
2.25%, 11/15/25	1,600	1,548,688
1.63%, 02/15/26	3,000	2,767,734
1.63%, 05/15/26	350	321,932
1.50%, 08/15/26	3,500	3,176,934
2.00%, 11/15/26	1,000	943,125
2.25%, 02/15/27	10,000	9,611,328
2.38%, 05/15/27	3,000	2,910,586
2.25%, 08/15/27	13,000	12,464,766
2.25%, 11/15/27	29,000	27,778,828
2.75%, 08/15/47	9,500	9,079,551
2.75%, 11/15/47	35,000	33,459,180

Total U.S. Treasury Obligations — 36.9% (Cost — $2,044,079,786)		2,002,367,292

Total Long-Term Investments — 101.0% (Cost — $5,568,293,100)		5,482,193,916

Security	Shares/ Par (000)	Value
Short-Term Securities — 14.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.58%(f)(g)(h)	803,399,381	$803,399,381
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.61%, 12/31/50(f)	100,000	100,000

Total Short-Term Securities — 14.8% (Cost — $803,546,603)		803,499,381

Total Investments Before TBA Sale Commitments — 115.8% (Cost — $6,371,839,703)		6,285,693,297

TBA Sale Commitments — (2.6%)
Mortgage-Backed Securities — (2.6%)
Fannie Mae Mortgage-Backed Securities(e):
2.50%, 04/17/33	$425	(416,367)
3.50%, 04/17/33 - 04/12/48	35,505	(35,558,523)
3.00%, 04/12/48	42,058	(41,006,550)
4.00%, 04/12/48	6,541	(6,710,657)
3.00%, 04/12/48	2,266	(2,208,996)
3.50%, 04/12/48	13,194	(13,220,800)
4.00%, 04/12/48	5,008	(5,138,678)
5.00%, 04/12/48	1,230	(1,313,409)
Ginnie Mae Mortgage-Backed Securities(e):
2.50%, 04/19/48	50	(47,594)
3.00%, 04/19/48	6,765	(6,651,898)
3.50%, 04/19/48	31,378	(31,657,460)

Total TBA Sale Commitments — (2.6%) (Proceeds — $143,269,286)		(143,930,932)

Total Investments, Net of TBA Sale Commitments — 113.2% (Cost — $6,228,570,417)		6,141,762,365
Liabilities in Excess of Other Assets — (13.2)%		(715,624,930)

Net Assets — 100.0%		$5,426,137,435

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Represents or includes a TBA transaction.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of security was purchased with the cash collateral from loaned securities.

30

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio

(h)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 12/31/17	Shares Purchased		Shares Sold	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	777,559,504	25,839,877	(b)	—	803,399,381	$803,399,381	$3,733,403	(c)	$(36,499)	$(51,392)
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		—	100,000	100,000	338		—	—
PNC Bank NA, 2.20%, 1/28/19(d)	500,000	—		(500,000)	—	—	947		(1,123)	1,311
PNC Bank NA, 2.25%, 7/02/19	350,000	—		—	350,000	347,682	1,991		—	(2,368)
PNC Bank NA, 1.45%, 7/29/19	500,000	—		—	500,000	491,197	1,833		—	(2,363)
PNC Bank NA, 2.30%, 6/01/20	500,000	—		—	500,000	492,492	2,907		—	(7,015)
PNC Bank NA, 2.45%, 11/05/20	1,250,000	—		—	1,250,000	1,230,692	7,741		—	(19,699)
PNC Bank NA, 2.15%, 4/29/21	500,000	—		—	500,000	485,698	2,717		—	(9,421)
PNC Funding Corp., 3.30%, 3/08/22	75,000	—		—	75,000	75,398	626		—	(1,572)
PNC Bank NA, 2.45%, 7/28/22	750,000	—		—	750,000	726,367	4,645		—	(17,046)
PNC Bank NA, 2.95%, 1/30/23	250,000	—		—	250,000	244,503	1,864		—	(7,154)
PNC Bank NA, 2.95%, 2/23/25	250,000	—		—	250,000	240,078	1,864		—	(9,416)

						$807,833,488	$3,760,876		$(37,622)	$(126,135)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.
(d)	No longer held by the Master Portfolio as of period end.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

ARB — Airport Revenue Bonds

LIBOR London Inter Bank Offered Rate

EDA — Economic Development Authority

GO — General Obligation Bonds

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in these securities For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report

31

Schedule of Investments (unaudited) (continued) March 31, 2018	U.S. Total Bond Index Master Portfolio

As of March 31, 2018, the following tables summarize the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$17,966,127	$—	$17,966,127
Corporate Bonds	—	1,408,773,906	—	1,408,773,906
Foreign Agency Obligations	—	173,017,731	—	173,017,731
Municipal Bonds	—	32,962,433	—	32,962,433
Non-Agency Mortgage-Backed Securities	—	68,584,595	—	68,584,595
Preferred Securities	—	3,526,934	—	3,526,934
U.S. Government Sponsored Agency Securities	—	1,774,994,898	—	1,774,994,898
U.S. Treasury Obligations	—	2,002,367,292	—	2,002,367,292
Short-Term Securities	803,499,381	—	—	803,499,381

	$803,499,381	$5,482,193,916	$—	$6,285,693,297

Liabilities:
Investments:
TBA Sale Commitments	$—	$(143,930,932)	$—	$(143,930,932)

	$803,499,381	$5,338,262,984	$—	$6,141,762,365

During the period ended March 31, 2018, there were no transfers between levels.

32

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

  Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: May 21, 2018